UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF
and Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: February 28, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2025
Schwab U.S. REIT ETF
Ticker Symbol: SCHH
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$7	0.07%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 13.75% (for an explanation of NAV returns, please refer to footnote 3 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.41%. The fund generally invests in securities that are included in the Dow Jones
Equity All REIT Capped Index which returned 13.87% during the same period. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the Dow Jones Equity All REIT Capped Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Hotel & resort REITs sub-industry securities, including Host Hotels & Resorts, Inc.
■

Industrial REITs sub-industry securities
Top contributors to total return:
■

Health care REITs sub-industry securities, including Welltower, Inc.
■

Multi-family residential REITs sub-industry securities

Portfolio holdings may have changed since the report date.
Schwab U.S. REIT ETF | Annual Report
1
REG127189-00  00312312

The performance data quoted represents past performance.
Past performance does not guarantee future results.
Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011) 1,3	13.75%	3.71%	3.83%
S&P 500 ® Index 4	18.41%	16.85%	12.98%
Dow Jones Equity All REIT Capped Index 2	13.87%	N/A	N/A
REIT Spliced Index	13.87%	3.77%	3.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce re tur
ns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
Due to new regulatory requirements, the fund’s regulatory index has changed
from the Dow Jones Equity All REIT Capped Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. REIT ETF | Annual Report

Statistics

Net Assets (millions)	$7,694
Number of Holdings (excludes derivatives)	121
Portfolio Turnover Rate (excludes in-kind transactions)	8%
Advisory Fees Paid by the Fund	$4,991,490
Weighted Average Market Cap (millions)	$44,909
Price/Earnings Ratio (P/E)	37.8
Price/Book Ratio (P/B)	2.5
Qualified Dividend Income	$3,759,717
Qualified Business Income Deduction (199A)	$224,833,893
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the r
epo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a
service
mark of MSCI and S&P and has been licensed for use
by
Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. REIT ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. REIT ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental U.S. Broad Market ETF
(formerly Schwab Fundamental U.S. Broad Market Index ETF)
Ticker Symbol: FNDB
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Y
ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you
purchase
or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 15.74% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 3000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 17.53%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Index which returned 15.85%
to generally investing in securities that are included in the RAFI Fundamental High Liquidity US All Index which returned 16.01%.
The Fundamental US All Spliced Index returned 16.03%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Nucor Corp. (which detracted from the total return of the fund)
■

Health care sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Broad Market ETF | Annual Report
1
REG127163-00  00312273

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013) 1,2	15.74%	16.55%	11.32%
Russell 3000 ® Index 3	17.53%	16.12%	12.36%
RAFI Fundamental High Liquidity US All Index 4	16.01%	N/A	N/A
Russell RAFI™ US Index	15.85%	16.79%	11.57%
Fundamental US All Spliced Index	16.03%	16.82%	11.59%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI F
un
damental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 3000
®
Index. The Russell 3000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Broad Market ETF | Annual Report

Statistics

Net Assets (thousands)	$917,218
Number of Holdings (excludes derivatives)	1,682
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$2,048,304
Weighted Average Market Cap (millions)	$503,068
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$14,326,670
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report d
ate
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S
&
P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
Schwab Fundamental U.S. Broad Market ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Broad Market Index ETF to Schwab
Fundamental U.S. Broad Market Index ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Index to the RAFI Fundamental High
Liquidity US All Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Broad Market ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental U.S. Large Company ETF
(formerly Schwab Fundamental U.S. Large Company Index ETF)
Ticker Symbol: FNDX
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you
purchase
or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 16.42% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 1000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.11%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Large Company Index which returned 16.61% to generally investing in securities that are included in the RAFI Fundamental High Liquidity US Large Index which returned 16.70%. The Fundamental US Large Spliced Index returned 16.72%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Nucor Corp. (which detracted from the total return of the fund)
■

Health care sector securities
Top contributors to total return:
■

Financials sector securities,
including
JPMorgan Chase & Co.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company ETF | Annual Report
1
REG127164-00  00312274

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013) 1,2	16.42%	16.84%	11.57%
Russell 1000 ® Index 3	18.11%	16.54%	12.71%
RAFI Fundamental High Liquidity US Large Index 4	16.70%	N/A	N/A
Russell RAFI™ US Large Company Index	16.61%	17.10%	11.83%
Fundamental US Large Spliced Index	16.72%	17.12%	11.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and managemen
t costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000
®
Index. The Russell 1000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Large Company ETF | Annual Report

Statistics

Net Assets (millions)	$18,138
Number of Holdings (excludes derivatives)	737
Portfolio Turnover Rate (excludes in-kind transactions)	10%
Advisory Fees Paid by the Fund	$41,277,998
Weighted Average Market Cap (millions)	$538,054
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	100.00%
Qualified Dividend Income	$293,269,930
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the r
epo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Large Company ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Large Company Index ETF to Schwab
Fundamental U.S. Large Company ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Large Company Index to the RAFI
Fundamental High Liquidity US Large Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Large Company ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental U.S. Small Company ETF
(formerly Schwab Fundamental U.S. Small Company Index ETF)
Ticker Symbol: FNDA
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$26	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 7.00% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.41%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Small Company Index which returned 6.51% to generally investing in securities that are included in the RAFI Fundamental High Liquidity US Small Index which returned 7.24%. The Fundamental US Small Spliced Index returned 7.23%.
Top detractors from total return:
■

Energy sector securities, including Green Plains, Inc.
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Virtu Financial, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Small Company ETF | Annual Report
1
REG127165-00  00312275

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013) 1,2	7.00%	12.52%	8.14%
S&P 500 ® Index 3	18.41%	16.85%	12.98%
RAFI Fundamental High Liquidity US Small Index 4	7.24%	N/A	N/A
Russell RAFI™ US Small Company Index	6.51%	12.54%	8.27%
Fundamental US Small Spliced Index	7.23%	12.69%	8.35%
Russell 2000 ® Index	6.69%	9.39%	7.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower perfor
man
ce. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Small Company ETF | Annual Report

Statistics

Net Assets (millions)	$9,082
Number of Holdings (excludes derivatives)	1,024
Portfolio Turnover Rate (excludes in-kind transactions)	26%
Advisory Fees Paid by the Fund	$22,134,967
Weighted Average Market Cap (millions)	$8,419
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	1.8
Dividends Received Deduction	79.71%
Qualified Dividend Income	$113,353,631
Qualified Business Income Deduction (199A)	$24,421,439
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was de velo
ped by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Small Company ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Small Company Index ETF to Schwab
Fundamental U.S. Small Company ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Small Company Index to the RAFI
Fundamental High Liquidity US Small Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Small Company ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental International Equity ETF
(formerly Schwab Fundamental International Large Company Index ETF)
Ticker Symbol: FNDF
Principal U.S. Listing Exchange:
NYSE Arca
, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other
information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$26	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 8.24% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 8.77%. The fund does not seek to track the regulatory index. On
June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Developed ex US
Large Company Index (Net)
1
which returned 8.37% to generally investing in securities that are included in the RAFI Fundamental
High Liquidity Developed ex US Large Index (Net)
1
which returned 8.30%. The Fundamental Developed ex US Large Spliced Index
returned 8.26%.
Top detractors from total return:
■

Korean securities, including Samsung Electronics Co. Ltd.
■

Securities from New Zealand
Top contributors to total return:
■

United Kingdom securities, including HSBC Holdings PLC
■

German securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Equity ETF | Annual Report
1
REG127161-00  00312271

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013) 1,2,4	8.24%	10.63%	5.81%
MSCI EAFE ® Index (Net) 3,5	8.77%	8.70%	5.28%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 3,6	8.30%	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 3	8.37%	10.70%	5.87%
Fundamental Developed ex US Large Spliced Index	8.26%	10.67%	5.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
2
Schwab Fundamental International Equity ETF | Annual Report

Statistics

Net Assets (millions)	$14,103
Number of Holdings (excludes derivatives)	961
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$33,631,200
Weighted Average Market Cap (millions)	$69,364
Price/Earnings Ratio (P/E)	12.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$41,603,944
Gross Income from Foreign Sources	$508,524,963
Qualified Dividend Income	$507,120,049
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the
repo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P)
. GICS
is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index ETF to Schwab
Fundamental International Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Large Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You
can find the fund’s prospectus, Statement of Additional Information (SAI), reports to s hareh
olders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Equity ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental International Small Equity ETF
(formerly Schwab Fundamental International Small Company Index ETF)
Ticker Symbol: FNDC
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders
and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$40	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 7.50% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 8.77%. The fund does not seek to track the regulatory index. On
June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Developed ex US
Small Company Index (Net)
1
which returned 7.67% to generally investing in securities that are included in the RAFI Fundamental
High Liquidity Developed ex US Small Index (Net)
1
which returned 7.90%. The Fundamental Developed ex US Small Spliced Index
returned 7.82%.
Top detractors from total return:
■

French securities, including Eutelsat Communications SACA
■

Korean securities
Top contributors to total return:
■

Japanese securities, including Asics Corp.
■

Canadian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Small Equity ETF | Annual Report
1
REG127162-00  00312272

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013) 1,2,4	7.50%	7.31%	5.18%
MSCI EAFE ® Index (Net) 3,5	8.77%	8.70%	5.28%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 3,6	7.90%	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 3	7.67%	7.56%	5.44%
Fundamental Developed ex US Small Spliced Index	7.82%	7.59%	5.45%
S&P Developed ex-U.S. Small Cap Index (Net) 3	5.33%	5.44%	4.55%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
2
Schwab Fundamental International Small Equity ETF | Annual Report

Statistics

Net Assets (millions)	$3,141
Number of Holdings (excludes derivatives)	1,976
Portfolio Turnover Rate (excludes in-kind transactions)	33%
Advisory Fees Paid by the Fund	$12,715,310
Weighted Average Market Cap (millions)	$4,777
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.1
Foreign Tax Paid and Passed Through	$9,458,580
Gross Income from Foreign Sources	$109,371,424
Qualified Dividend Income	$96,163,293
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have c
hang
ed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market
mutual
funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Small Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index ETF to Schwab
Fundamental International Small Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Small Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Small Equity ETF | Annual Report

Annual Report |
February 28, 2025
Schwab Fundamental Emerging Markets Equity ETF
(formerly Schwab Fundamental Emerging Markets Large Company Index ETF)
Ticker Symbol: FNDE
Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$42	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 16.43% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI Emerging Markets Index (Net)
1
, which serves as the fund’s regulatory
index and provides a broad measure of market performance, returned 10.07%. The fund does not seek to track the regulatory index.
On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Emerging
Markets Large Company Index (Net)
1
which returned 16.75% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity Emerging Markets Index (Net)
1
which returned 17.03%. The Fundamental Emerging Markets Spliced
Index returned 16.90%.
Top detractors from total return:
■

Brazilian securities, including Vale SA
■

Mexican securities
Top contributors to total return:
■

Chinese securities, including Alibaba Group Holding Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Emerging Markets Equity ETF | Annual Report
1
REG127160-00  00312270

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment
returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than
the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013) 1,2,4	16.43%	8.09%	5.83%
MSCI Emerging Markets Index (Net) 3,5	10.07%	4.26%	3.49%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 3,6	17.03%	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 3	16.75%	8.42%	6.31%
Fundamental Emerging Markets Spliced Index	16.90%	8.44%	6.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental Emerging Markets Equity ETF | Annual Report

Statistics

Net Assets (millions)	$6,422
Number of Holdings (excludes derivatives)	394
Portfolio Turnover Rate (excludes in-kind transactions)	20%
Advisory Fees Paid by the Fund	$23,968,881
Weighted Average Market Cap (millions)	$130,646
Price/Earnings Ratio (P/E)	10.0
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$46,451,731
Gross Income from Foreign Sources	$317,374,529
Qualified Dividend Income	$152,394,196
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry C lassific
ation Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Emerging Markets Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index ETF to
Schwab Fundamental Emerging Markets Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Emerging Markets Large Company Index
(Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental Emerging Markets Equity ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-three operational series. Seven series have a fiscal year-end of the last day of February, whose annual financial statements are reported in Item 1, two series have a fiscal year-end of March 31, fourteen series have a fiscal year-end of August 31, and ten series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-three operational series during 2024/2025 and the thirty operational series during 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$601,700	$558,674	$0	$0	$101,835	$98,550	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $1,787,029	2023/2024: $4,105,914

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are J. Derek Penn, Michael J. Beer and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2025
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
1

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$20.05	$19.96	$23.30	$19.48	$21.15
Income (loss) from investment operations:
Net investment income (loss)[2]	0.64	0.64	0.60	0.43	0.42
Net realized and unrealized gains (losses)	2.08	0.12	(3.45)	3.79	(1.54)
Total from investment operations	2.72	0.76	(2.85)	4.22	(1.12)
Less distributions:
Distributions from net investment income	(0.68)	(0.67)	(0.49)	(0.40)	(0.55)
Net asset value at end of period	$22.09	$20.05	$19.96	$23.30	$19.48
Total return	13.75%	4.06%	(12.22%)	21.56%	(4.98%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Net investment income (loss)	3.04%	3.34%	2.82%[3]	1.81%	2.33%
Portfolio turnover rate[4]	8%	6%	6%	5%	59%
Net assets, end of period (x 1,000,000)	$7,694	$6,361	$5,780	$6,648	$4,892

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 10.0%
Digital Realty Trust, Inc.	1,784,529	278,957,573
Equinix, Inc.	538,944	487,539,521
		766,497,094

Diversified REITs 2.2%
Alexander & Baldwin, Inc.	414,820	7,512,390
American Assets Trust, Inc.	271,329	6,094,049
Armada Hoffler Properties, Inc.	455,358	4,180,186
Broadstone Net Lease, Inc.	1,079,183	18,184,234
CTO Realty Growth, Inc.	150,699	2,869,309
Empire State Realty Trust, Inc., Class A	776,332	7,196,598
Essential Properties Realty Trust, Inc.	1,003,446	32,832,753
Global Net Lease, Inc.	1,136,316	9,090,528
WP Carey, Inc.	1,252,508	80,423,539
		168,383,586

Health Care REITs 12.1%
Alexandria Real Estate Equities, Inc.	890,178	91,029,602
American Healthcare REIT, Inc.	876,006	26,096,219
CareTrust REIT, Inc.	1,072,071	27,734,477
Community Healthcare Trust, Inc.	143,260	2,684,692
Global Medical REIT, Inc.	357,393	3,145,058
Healthcare Realty Trust, Inc.	2,028,206	34,743,169
Healthpeak Properties, Inc.	4,003,005	81,901,482
LTC Properties, Inc.	259,560	9,056,049
Medical Properties Trust, Inc. (a)	3,436,250	20,273,875
National Health Investors, Inc.	259,961	18,631,405
Omega Healthcare Investors, Inc.	1,544,958	56,916,253
Sabra Health Care REIT, Inc.	1,354,022	22,490,306
Sila Realty Trust, Inc.	315,689	8,024,814
Ventas, Inc.	2,400,922	166,095,784
Welltower, Inc.	2,367,873	363,492,184
		932,315,369

Hotel & Resort REITs 2.4%
Apple Hospitality REIT, Inc.	1,277,006	18,912,459
DiamondRock Hospitality Co.	1,189,843	9,792,408
Host Hotels & Resorts, Inc.	4,000,629	64,530,146
Park Hotels & Resorts, Inc.	1,181,603	14,510,085
Pebblebrook Hotel Trust	686,521	8,478,534
RLJ Lodging Trust	870,171	8,057,783
Ryman Hospitality Properties, Inc.	342,824	33,901,865
Service Properties Trust	949,548	2,829,653
Summit Hotel Properties, Inc.	619,082	4,005,461
Sunstone Hotel Investors, Inc.	1,150,612	12,058,414
Xenia Hotels & Resorts, Inc.	584,045	7,849,565
		184,926,373

Industrial REITs 12.3%
Americold Realty Trust, Inc.	1,496,710	34,319,560
EastGroup Properties, Inc.	282,876	51,723,877
First Industrial Realty Trust, Inc.	757,463	43,235,988
Innovative Industrial Properties, Inc.	162,320	11,678,924
Lineage, Inc.	339,894	20,478,614
LXP Industrial Trust	1,686,291	15,109,167
Plymouth Industrial REIT, Inc.	225,525	3,910,604
Prologis, Inc.	5,173,197	641,062,572
Rexford Industrial Realty, Inc.	1,270,464	52,495,572
STAG Industrial, Inc.	1,042,834	37,521,167
SECURITY	NUMBER OF SHARES	VALUE ($)
Terreno Realty Corp.	570,819	38,712,945
		950,248,990

Multi-Family Residential REITs 10.0%
Apartment Investment & Management Co., Class A	742,241	6,717,281
AvalonBay Communities, Inc.	812,982	183,880,269
Camden Property Trust	610,560	75,746,073
Centerspace	94,653	6,265,082
Elme Communities	504,821	8,778,837
Equity Residential	1,953,993	144,927,661
Essex Property Trust, Inc.	367,823	114,602,612
Independence Realty Trust, Inc.	1,286,151	28,038,092
Mid-America Apartment Communities, Inc.	668,918	112,458,494
NexPoint Residential Trust, Inc.	126,216	5,370,491
UDR, Inc.	1,718,456	77,639,842
Veris Residential, Inc.	461,577	7,814,499
		772,239,233

Office REITs 3.4%
Brandywine Realty Trust	986,085	4,979,729
BXP, Inc.	832,506	59,049,651
COPT Defense Properties	643,658	17,398,076
Cousins Properties, Inc.	957,491	29,040,702
Douglas Emmett, Inc.	958,437	16,580,960
Easterly Government Properties, Inc.	567,442	6,395,071
Equity Commonwealth *	612,927	992,942
Highwoods Properties, Inc.	606,793	17,675,880
Hudson Pacific Properties, Inc.	805,419	2,641,774
JBG SMITH Properties	482,445	7,400,706
Kilroy Realty Corp.	608,042	21,707,099
NET Lease Office Properties *	84,163	2,730,248
Paramount Group, Inc.	1,043,490	4,706,140
Piedmont Office Realty Trust, Inc., Class A	708,167	5,374,988
SL Green Realty Corp.	404,523	26,107,914
Vornado Realty Trust	949,268	39,907,227
		262,689,107

Other Specialized REITs 7.3%
EPR Properties	433,421	23,001,653
Farmland Partners, Inc.	248,022	2,909,298
Four Corners Property Trust, Inc.	553,795	15,921,606
Gaming & Leisure Properties, Inc.	1,570,385	78,754,808
Iron Mountain, Inc.	1,679,507	156,479,667
Lamar Advertising Co., Class A	503,284	62,522,971
Outfront Media, Inc.	769,870	14,319,582
Safehold, Inc.	261,097	4,872,070
Uniti Group, Inc.	1,394,091	8,002,082
VICI Properties, Inc.	6,033,161	196,017,401
		562,801,138

Retail REITs 14.7%
Acadia Realty Trust	684,924	15,794,348
Agree Realty Corp.	591,214	43,631,593
Brixmor Property Group, Inc.	1,728,745	48,335,710
Curbline Properties Corp.	541,426	13,335,322
Federal Realty Investment Trust	437,649	46,136,958
Getty Realty Corp.	290,323	9,116,142
InvenTrust Properties Corp.	441,736	13,154,898
Kimco Realty Corp.	3,857,859	85,258,684
Kite Realty Group Trust	1,257,183	28,827,206
Macerich Co.	1,405,193	25,349,682
See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
3

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NETSTREIT Corp.	465,954	6,970,672
NNN REIT, Inc.	1,073,234	45,558,783
Phillips Edison & Co., Inc.	701,668	26,102,050
Realty Income Corp.	5,008,935	285,659,563
Regency Centers Corp.	934,901	71,706,907
Simon Property Group, Inc.	1,755,243	326,633,170
SITE Centers Corp.	269,614	3,777,292
Tanger, Inc.	633,527	22,458,532
Urban Edge Properties	714,972	14,728,423
		1,132,535,935

Self Storage REITs 6.9%
CubeSmart	1,294,315	53,429,323
Extra Space Storage, Inc.	1,213,212	185,087,623
National Storage Affiliates Trust	401,607	15,510,062
Public Storage	901,961	273,853,399
		527,880,407

Single-Family Residential REITs 4.6%
American Homes 4 Rent, Class A	1,815,555	67,193,690
Equity LifeStyle Properties, Inc.	1,093,414	74,986,332
Invitation Homes, Inc.	3,260,590	110,892,666
Sun Communities, Inc.	685,331	93,307,816
UMH Properties, Inc.	419,044	7,932,503
		354,313,007

Telecom Tower REITs 11.8%
American Tower Corp.	2,610,073	536,683,210
Crown Castle, Inc.	2,487,256	234,050,789
SBA Communications Corp.	615,373	134,089,777
		904,823,776

Timber REITs 2.1%
PotlatchDeltic Corp.	410,217	19,046,376
Rayonier, Inc.	767,478	20,330,492
Weyerhaeuser Co.	4,158,312	125,165,191
		164,542,059
Total Common Stocks (Cost $7,336,545,275)		7,684,196,074

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (b)	4,461,083	4,461,083
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (b)(c)	16,833,125	16,833,125
		21,294,208
Total Short-Term Investments (Cost $21,294,208)		21,294,208
Total Investments in Securities (Cost $7,357,839,483)		7,705,490,282

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/21/25	259	9,774,660	135,707

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,335,450.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$7,684,196,074	$—	$—	$7,684,196,074
Short-Term Investments[1]	21,294,208	—	—	21,294,208
Futures Contracts[2]	135,707	—	—	135,707
Total	$7,705,625,989	$—	$—	$7,705,625,989

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
4
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,357,839,483) including securities on loan of $16,335,450		$7,705,490,282
Deposit with broker for futures contracts		573,862
Receivables:
Investments sold		16,496,893
Dividends		5,371,227
Variation margin on future contracts		73,659
Income from securities on loan	+	18,381
Total assets		7,728,024,304

Liabilities
Collateral held for securities on loan		16,833,125
Payables:
Fund shares redeemed		16,570,448
Management fees	+	405,163
Total liabilities		33,808,736
Net assets		$7,694,215,568

Net Assets by Source
Capital received from investors		$8,385,945,348
Total distributable loss	+	(691,729,780)
Net assets		$7,694,215,568

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,694,215,568		348,250,000		$22.09

See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
5

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers		$207,364,049
Income from non-cash dividends - unaffiliated issuers		12,598,341
Other Interest		56,522
Securities on loan, net	+	268,413
Total investment income		220,287,325

Expenses
Management fees		4,991,490
Total expenses	–	4,991,490
Net investment income		215,295,835

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(62,176,237)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		256,633,439
Net realized losses on futures contracts	+	(1,533,696)
Net realized gains		192,923,506
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		458,148,026
Net change in unrealized appreciation (depreciation) on futures contracts	+	33,241
Net change in unrealized appreciation (depreciation)	+	458,181,267
Net realized and unrealized gains		651,104,773
Increase in net assets resulting from operations		$866,400,608
See financial notes
6
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$215,295,835	$195,582,106
Net realized gains		192,923,506	80,346,364
Net change in unrealized appreciation (depreciation)	+	458,181,267	(4,544,025)
Increase in net assets resulting from operations		$866,400,608	$271,384,445

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($228,593,610 )	($203,691,040 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		84,650,000	$1,838,697,766	78,200,000	$1,485,104,716
Shares redeemed	+	(53,700,000)	(1,143,464,459)	(50,450,000)	(971,438,472)
Net transactions in fund shares		30,950,000	$695,233,307	27,750,000	$513,666,244

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		317,300,000	$6,361,175,263	289,550,000	$5,779,815,614
Total increase	+	30,950,000	1,333,040,305	27,750,000	581,359,649
End of period		348,250,000	$7,694,215,568	317,300,000	$6,361,175,263
See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
7

Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. REIT ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel ESG ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab U.S. REIT ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The
8
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The fund may invest in mutual funds which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
9

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting  fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of February 28, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
10
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser will pay the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
11

Schwab U.S. REIT ETF
Financial Notes (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the fund.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex  may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 28, 2025, as applicable:
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.2%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.5%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.7%
Schwab Target 2035 Index Fund	0.6%
Schwab Target 2040 Index Fund	0.8%
Schwab Target 2045 Index Fund	0.5%
Schwab Target 2050 Index Fund	0.7%
Schwab Target 2055 Index Fund	0.5%
Schwab Target 2060 Index Fund	0.6%
Schwab Target 2065 Index Fund	0.2%
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $54,806,591 and $72,340,783, respectively, and includes net realized losses of $15,370,322.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.
12
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of February 28, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$135,707	$135,707

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($1,533,696 )	($1,533,696 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$33,241	$33,241

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
13

Schwab U.S. REIT ETF
Financial Notes (continued)

6. Derivatives (continued):
During the period ended February 28, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$16,813,963	473

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$679,007,580	$579,825,437

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 28, 2025, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$1,719,183,301	$1,026,692,952
For the period ended February 28, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2025, are disclosed in the fund’s Statement of Operations, if any.

9. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$7,507,956,630	$949,397,075	($751,727,716 )	$197,669,359

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
14
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of February 28, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$6,843,206	$197,669,359	($896,242,345 )	($691,729,780 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the fund had capital loss carryforwards of $896,242,345.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$228,593,610	$203,691,040
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
15

Schwab U.S. REIT ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
16
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

MFR60994-14
00312261

Annual Holdings and Financial Statements | February 28, 2025
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market ETF (formerly Schwab Fundamental U.S. Broad Market Index ETF)	FNDB
Schwab Fundamental U.S. Large Company ETF (formerly Schwab Fundamental U.S. Large Company Index ETF)	FNDX
Schwab Fundamental U.S. Small Company ETF (formerly Schwab Fundamental U.S. Small Company Index ETF)	FNDA
Schwab Fundamental International Equity ETF (formerly Schwab Fundamental International Large Company Index ETF)	FNDF
Schwab Fundamental International Small Equity ETF (formerly Schwab Fundamental International Small Company Index ETF)	FNDC
Schwab Fundamental Emerging Markets Equity ETF (formerly Schwab Fundamental Emerging Markets Large Company Index ETF)	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25[1]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$21.17	$18.11	$18.78	$16.09	$12.39
Income (loss) from investment operations:
Net investment income (loss)[2]	0.67	0.38	0.36	0.33	0.31
Net realized and unrealized gains (losses)	3.21	3.05	(0.68)	2.67	3.71
Total from investment operations	3.88	3.43	(0.32)	3.00	4.02
Less distributions:
Distributions from net investment income	(0.98)	(0.37)	(0.35)	(0.31)	(0.32)
Net asset value at end of period	$24.07	$21.17	$18.11	$18.78	$16.09
Total return	15.74%	19.24%	(1.63%)	18.80%	33.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[3]	0.25%	0.25%
Net investment income (loss)	1.78%	2.03%	2.02%	1.79%	2.36%
Portfolio turnover rate[4]	11%	11%	12%	13%	14%
Net assets, end of period (x 1,000)	$917,218	$705,005	$486,280	$425,341	$284,726

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	8,411	133,146
American Axle & Manufacturing Holdings, Inc. *	2,790	13,838
Aptiv PLC *	1,708	111,225
Autoliv, Inc.	677	65,906
BorgWarner, Inc.	14,112	420,114
Cooper-Standard Holdings, Inc. *	765	11,582
Dana, Inc.	17,195	255,690
Dorman Products, Inc. *	541	71,120
Ford Motor Co.	273,926	2,615,993
Fox Factory Holding Corp. *	1,330	36,881
General Motors Co.	109,469	5,378,212
Gentex Corp.	7,906	192,274
Gentherm, Inc. *	1,193	39,464
Goodyear Tire & Rubber Co. *	41,030	387,733
Harley-Davidson, Inc.	5,943	153,092
LCI Industries	1,163	120,743
Lear Corp.	5,223	490,910
Modine Manufacturing Co. *	664	56,148
Patrick Industries, Inc.	1,369	124,031
Phinia, Inc.	2,150	106,017
Standard Motor Products, Inc.	286	8,160
Tesla, Inc. *	7,982	2,338,566
Thor Industries, Inc.	3,696	367,345
Visteon Corp. *	748	64,867
Winnebago Industries, Inc.	2,065	83,447
		13,646,504

Banks 7.5%
1st Source Corp.	82	5,322
Ameris Bancorp	1,237	79,885
Associated Banc-Corp.	4,969	123,480
Atlantic Union Bankshares Corp.	1,325	47,263
Axos Financial, Inc. *	775	51,770
BancFirst Corp.	60	7,162
Bank of America Corp.	226,077	10,422,150
Bank of Hawaii Corp.	1,098	79,298
Bank of NT Butterfield & Son Ltd.	384	14,899
Bank OZK	2,827	135,724
BankUnited, Inc.	4,387	164,863
Banner Corp.	1,003	69,187
BOK Financial Corp.	562	61,235
Brookline Bancorp, Inc.	664	7,835
Cadence Bank	3,691	122,394
Capitol Federal Financial, Inc.	1,457	8,625
Cathay General Bancorp	2,130	100,003
Central Pacific Financial Corp.	288	8,363
Citigroup, Inc.	127,286	10,176,516
Citizens Financial Group, Inc.	17,754	812,601
City Holding Co.	240	28,558
Columbia Banking System, Inc.	3,337	89,198
Comerica, Inc.	7,708	495,856
Commerce Bancshares, Inc.	1,929	125,481
Community Financial System, Inc.	993	62,847
ConnectOne Bancorp, Inc.	223	5,693
Credicorp Ltd.	571	104,504
Cullen/Frost Bankers, Inc.	1,031	141,278
Customers Bancorp, Inc. *	804	43,416
CVB Financial Corp.	3,241	65,371
Eagle Bancorp, Inc.	330	7,676
East West Bancorp, Inc.	2,462	232,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Eastern Bankshares, Inc.	2,506	44,832
Enterprise Financial Services Corp.	690	40,765
Fifth Third Bancorp	20,761	902,481
First BanCorp	866	16,861
First Bancorp/Southern Pines NC	650	27,274
First Busey Corp.	1,469	35,241
First Citizens BancShares, Inc., Class A	93	190,470
First Commonwealth Financial Corp.	2,231	36,678
First Financial Bancorp	2,691	73,760
First Financial Bankshares, Inc.	1,453	54,720
First Hawaiian, Inc.	4,501	121,122
First Horizon Corp.	13,318	286,870
First Interstate BancSystem, Inc., Class A	2,288	70,242
First Merchants Corp.	1,410	61,758
Flagstar Financial, Inc.	14,860	178,320
FNB Corp.	8,918	132,343
Fulton Financial Corp.	4,024	79,756
Glacier Bancorp, Inc.	1,849	90,305
Hancock Whitney Corp.	2,147	122,658
Hanmi Financial Corp.	267	6,411
Heritage Financial Corp.	306	7,733
Hilltop Holdings, Inc.	2,348	75,112
Home BancShares, Inc.	2,753	82,452
HomeStreet, Inc. *	768	7,711
Hope Bancorp, Inc.	5,556	60,671
Huntington Bancshares, Inc.	35,658	587,287
Independent Bank Corp.	823	56,425
International Bancshares Corp.	1,058	70,886
JPMorgan Chase & Co.	66,976	17,725,198
Kearny Financial Corp.	628	4,390
KeyCorp	42,049	728,289
Lakeland Financial Corp.	410	27,228
M&T Bank Corp.	3,750	718,950
NBT Bancorp, Inc.	949	45,315
Northwest Bancshares, Inc.	3,736	47,148
OceanFirst Financial Corp.	395	7,114
OFG Bancorp	229	9,730
Old National Bancorp	5,061	120,199
Pacific Premier Bancorp, Inc.	2,693	64,336
Park National Corp.	248	41,277
Pathward Financial, Inc.	542	42,010
Pinnacle Financial Partners, Inc.	1,257	143,625
PNC Financial Services Group, Inc.	11,735	2,252,181
Popular, Inc.	763	76,628
Premier Financial Corp.	579	16,235
Prosperity Bancshares, Inc.	1,797	137,938
Provident Financial Services, Inc.	3,004	54,823
Regions Financial Corp.	26,888	637,514
Renasant Corp.	1,127	40,797
S&T Bancorp, Inc.	977	39,295
Sandy Spring Bancorp, Inc.	1,791	57,258
Seacoast Banking Corp. of Florida	780	22,058
ServisFirst Bancshares, Inc.	359	32,813
Simmons First National Corp., Class A	4,174	91,703
Southside Bancshares, Inc.	225	6,919
SouthState Corp.	1,441	145,253
Synovus Financial Corp.	3,958	205,341
Texas Capital Bancshares, Inc. *	1,039	82,247
Tompkins Financial Corp.	89	6,131
Towne Bank	1,485	54,767
TriCo Bancshares	168	7,345
Truist Financial Corp.	40,883	1,894,927
Trustmark Corp.	1,688	61,764
U.S. Bancorp	52,504	2,462,438
UMB Financial Corp.	1,257	138,685
United Bankshares, Inc.	2,905	104,987
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Community Banks, Inc.	2,020	65,105
Valley National Bancorp	13,253	130,409
Veritex Holdings, Inc.	1,335	35,164
WaFd, Inc.	2,720	80,485
Washington Trust Bancorp, Inc.	182	5,846
Webster Financial Corp.	2,910	163,891
Wells Fargo & Co.	144,748	11,336,663
WesBanco, Inc.	1,911	67,019
Westamerica BanCorp	130	6,776
Western Alliance Bancorp	1,872	162,714
Wintrust Financial Corp.	1,070	133,183
WSFS Financial Corp.	1,110	60,262
Zions Bancorp NA	7,700	416,108
		68,440,565

Capital Goods 6.6%
3M Co.	20,985	3,255,193
A.O. Smith Corp.	2,727	181,291
AAON, Inc.	386	29,645
AAR Corp. *	1,275	82,901
Acuity Brands, Inc.	1,018	302,478
Advanced Drainage Systems, Inc.	734	81,760
AECOM	3,604	360,580
AerCap Holdings NV	778	80,212
AGCO Corp.	3,297	319,710
Air Lease Corp.	3,605	172,752
Alamo Group, Inc.	255	44,620
Albany International Corp., Class A	812	62,175
Allegion PLC	384	49,425
Allison Transmission Holdings, Inc.	3,195	325,091
American Woodmark Corp. *	897	55,686
AMETEK, Inc.	2,409	456,024
API Group Corp. *	2,513	98,686
Apogee Enterprises, Inc.	1,044	50,049
Applied Industrial Technologies, Inc.	640	160,371
Arcosa, Inc.	1,192	99,985
Argan, Inc.	115	14,993
Armstrong World Industries, Inc.	877	134,760
Astec Industries, Inc.	292	10,389
Atkore, Inc.	1,150	70,725
AZEK Co., Inc. *	1,251	58,609
AZZ, Inc.	697	66,989
Beacon Roofing Supply, Inc. *	2,023	233,495
BlueLinx Holdings, Inc. *	710	56,353
Boeing Co. *	6,990	1,220,664
Boise Cascade Co.	2,305	238,936
Builders FirstSource, Inc. *	3,638	505,646
BWX Technologies, Inc.	1,220	126,843
Carlisle Cos., Inc.	844	287,601
Carrier Global Corp.	13,252	858,730
Caterpillar, Inc.	8,709	2,995,461
Chart Industries, Inc. *	306	58,308
CNH Industrial NV	9,016	116,126
Columbus McKinnon Corp.	969	16,890
Comfort Systems USA, Inc.	323	117,356
Construction Partners, Inc., Class A *	483	35,046
Core & Main, Inc., Class A *	2,300	117,323
Crane Co.	831	135,445
CSW Industrials, Inc.	109	33,364
Cummins, Inc.	4,223	1,554,824
Curtiss-Wright Corp.	571	183,668
Deere & Co.	5,366	2,579,919
DNOW, Inc. *	6,354	101,537
Donaldson Co., Inc.	2,456	169,685
Douglas Dynamics, Inc.	190	5,138
Dover Corp.	2,652	527,138
Ducommun, Inc. *	106	6,214
SECURITY	NUMBER OF SHARES	VALUE ($)
DXP Enterprises, Inc. *	181	16,375
Dycom Industries, Inc. *	774	126,828
Eaton Corp. PLC	4,927	1,445,188
EMCOR Group, Inc.	925	378,242
Emerson Electric Co.	10,815	1,315,212
Enerpac Tool Group Corp.	685	31,695
EnerSys	1,331	135,083
Enpro, Inc.	360	65,549
Esab Corp.	843	105,628
ESCO Technologies, Inc.	397	65,457
Everus Construction Group, Inc. *	1,368	56,909
Fastenal Co.	7,721	584,711
Federal Signal Corp.	829	67,381
Flowserve Corp.	3,099	170,569
Fluor Corp. *	4,768	181,327
Fortive Corp.	3,992	317,524
Fortune Brands Innovations, Inc.	4,198	271,695
Franklin Electric Co., Inc.	797	81,414
FTAI Aviation Ltd.	733	94,344
Gates Industrial Corp. PLC *	5,387	116,575
GATX Corp.	926	154,688
GE Vernova, Inc.	579	194,069
Generac Holdings, Inc. *	1,103	150,173
General Dynamics Corp.	5,963	1,506,254
General Electric Co.	6,306	1,305,216
Gibraltar Industries, Inc. *	849	55,788
GMS, Inc. *	1,452	115,594
Graco, Inc.	2,135	185,894
GrafTech International Ltd. *	9,766	11,426
Granite Construction, Inc.	1,463	120,815
Great Lakes Dredge & Dock Corp. *	939	7,972
Greenbrier Cos., Inc.	1,827	102,677
Griffon Corp.	745	53,893
H&E Equipment Services, Inc.	1,299	124,574
Hayward Holdings, Inc. *	2,542	36,834
HEICO Corp.	563	149,015
Helios Technologies, Inc.	673	26,550
Herc Holdings, Inc.	795	114,067
Hexcel Corp.	1,925	121,987
Hillenbrand, Inc.	2,459	73,524
Hillman Solutions Corp. *	4,589	44,789
Honeywell International, Inc.	13,945	2,968,751
Howmet Aerospace, Inc.	4,445	607,187
Hubbell, Inc.	661	245,621
Huntington Ingalls Industries, Inc.	1,535	269,515
IDEX Corp.	1,017	197,634
Illinois Tool Works, Inc.	4,820	1,272,384
Ingersoll Rand, Inc.	2,884	244,506
ITT, Inc.	1,495	211,154
JBT Marel Corp.	699	92,268
JELD-WEN Holding, Inc. *	8,730	48,015
Johnson Controls International PLC	15,618	1,337,838
Kadant, Inc.	130	48,682
Kennametal, Inc.	4,218	93,344
Kratos Defense & Security Solutions, Inc. *	1,436	37,896
L3Harris Technologies, Inc.	5,461	1,125,567
Lennox International, Inc.	347	208,564
Leonardo DRS, Inc. *	1,186	36,114
Lincoln Electric Holdings, Inc.	871	180,027
Lindsay Corp.	220	29,066
Lockheed Martin Corp.	6,041	2,720,685
Manitowoc Co., Inc. *	711	7,359
Masco Corp.	5,535	416,121
MasTec, Inc. *	1,911	249,557
Masterbrand, Inc. *	6,407	89,634
McGrath RentCorp	512	62,464
Mercury Systems, Inc. *	1,133	50,317
Middleby Corp. *	1,163	192,372
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Moog, Inc., Class A	644	109,796
MRC Global, Inc. *	1,235	15,030
MSC Industrial Direct Co., Inc., Class A	1,771	142,318
Mueller Industries, Inc.	2,990	239,738
Mueller Water Products, Inc., Class A	3,074	79,186
MYR Group, Inc. *	513	62,955
National Presto Industries, Inc.	104	10,581
Nordson Corp.	697	146,572
Northrop Grumman Corp.	3,434	1,585,615
nVent Electric PLC	2,448	147,712
Oshkosh Corp.	2,805	286,951
Otis Worldwide Corp.	4,423	441,327
Owens Corning	2,816	433,777
PACCAR, Inc.	11,358	1,218,032
Parker-Hannifin Corp.	1,447	967,334
Pentair PLC	2,863	269,695
Primoris Services Corp.	1,245	89,316
Proto Labs, Inc. *	271	10,807
Quanex Building Products Corp.	1,581	30,497
Quanta Services, Inc.	1,761	457,208
RBC Bearings, Inc. *	191	68,607
Regal Rexnord Corp.	1,560	201,864
Resideo Technologies, Inc. *	8,354	160,480
REV Group, Inc.	1,475	44,988
Rockwell Automation, Inc.	1,842	528,930
RTX Corp.	23,829	3,169,019
Rush Enterprises, Inc., Class A	3,479	202,895
Sensata Technologies Holding PLC	5,830	168,195
Shyft Group, Inc.	508	5,090
Simpson Manufacturing Co., Inc.	614	100,942
SiteOne Landscape Supply, Inc. *	772	97,511
Snap-on, Inc.	1,297	442,497
Spirit AeroSystems Holdings, Inc., Class A *	3,243	113,181
SPX Technologies, Inc. *	382	55,638
Standex International Corp.	225	41,846
Stanley Black & Decker, Inc.	6,895	596,624
Sterling Infrastructure, Inc. *	324	41,216
Stratasys Ltd. *	628	6,638
Sunrun, Inc. *	1,668	12,093
Tennant Co.	450	38,952
Terex Corp.	2,403	97,802
Textron, Inc.	5,815	434,555
Timken Co.	2,156	174,636
Titan Machinery, Inc. *	576	9,901
Toro Co.	2,105	168,842
TPI Composites, Inc. *(a)	1,840	2,079
Trane Technologies PLC	651	230,259
TransDigm Group, Inc.	401	548,247
Trex Co., Inc. *	1,221	75,323
Trinity Industries, Inc.	3,479	108,162
Tutor Perini Corp. *	2,469	72,564
UFP Industries, Inc.	2,515	269,105
United Rentals, Inc.	1,229	789,411
Valmont Industries, Inc.	481	167,566
Vertiv Holdings Co., Class A	1,106	105,258
Wabash National Corp.	2,954	34,591
Watsco, Inc.	539	271,834
Watts Water Technologies, Inc., Class A	434	93,128
WESCO International, Inc.	1,861	335,855
Westinghouse Air Brake Technologies Corp.	2,652	491,575
WillScot Holdings Corp. *	2,057	67,778
Woodward, Inc.	927	175,198
Worthington Enterprises, Inc.	1,388	58,282
WW Grainger, Inc.	568	580,047
Xylem, Inc.	2,248	294,241
Zurn Elkay Water Solutions Corp.	1,277	45,244
		60,776,092

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.3%
ABM Industries, Inc.	3,601	195,642
ACCO Brands Corp.	2,427	11,334
Alight, Inc., Class A	9,597	65,547
Amentum Holdings, Inc. *	2,411	47,352
Automatic Data Processing, Inc.	4,183	1,318,398
Barrett Business Services, Inc.	188	7,567
Booz Allen Hamilton Holding Corp., Class A	1,709	181,257
Brady Corp., Class A	850	61,599
BrightView Holdings, Inc. *	1,348	18,090
Brink's Co.	1,005	94,510
Broadridge Financial Solutions, Inc.	1,311	316,239
CACI International, Inc., Class A *	506	169,434
Casella Waste Systems, Inc., Class A *	387	43,352
CBIZ, Inc. *	672	52,530
Cimpress PLC *	162	7,789
Cintas Corp.	3,055	633,912
Clarivate PLC *	1,129	4,843
Clean Harbors, Inc. *	661	141,157
Concentrix Corp.	3,012	136,022
Conduent, Inc. *	3,787	13,406
Copart, Inc. *	4,237	232,188
CoreCivic, Inc. *	7,661	143,720
CRA International, Inc.	72	13,907
CSG Systems International, Inc.	1,088	69,958
Dayforce, Inc. *	84	5,207
Deluxe Corp.	1,057	17,398
Dun & Bradstreet Holdings, Inc.	7,287	66,093
Ennis, Inc.	344	7,293
Enviri Corp. *	1,565	10,172
Equifax, Inc.	1,003	245,936
ExlService Holdings, Inc. *	1,931	93,557
Exponent, Inc.	438	37,081
FTI Consulting, Inc. *	686	113,602
Genpact Ltd.	5,267	280,310
GEO Group, Inc. *	8,868	242,628
Healthcare Services Group, Inc. *	1,549	16,264
Heidrick & Struggles International, Inc.	208	8,526
HNI Corp.	1,965	91,549
Huron Consulting Group, Inc. *	366	55,800
ICF International, Inc.	384	30,436
Insperity, Inc.	675	59,380
Interface, Inc.	987	19,967
Jacobs Solutions, Inc.	3,252	416,614
KBR, Inc.	2,551	125,075
Kelly Services, Inc., Class A	1,364	18,373
Kforce, Inc.	956	47,915
Korn Ferry	1,735	113,903
Leidos Holdings, Inc.	3,445	447,747
ManpowerGroup, Inc.	6,493	374,192
Matthews International Corp., Class A	598	14,902
Maximus, Inc.	1,823	118,860
MillerKnoll, Inc.	3,988	85,742
MSA Safety, Inc.	386	63,188
NV5 Global, Inc. *	1,161	20,956
OPENLANE, Inc. *	4,353	97,072
Parsons Corp. *	673	39,182
Paychex, Inc.	3,723	564,667
Paycom Software, Inc.	312	68,475
Pitney Bowes, Inc.	4,102	44,425
Republic Services, Inc.	2,551	604,638
Resources Connection, Inc.	524	3,815
Robert Half, Inc.	4,862	287,296
Rollins, Inc.	2,077	108,814
Science Applications International Corp.	1,663	164,288
SS&C Technologies Holdings, Inc.	4,239	377,483
Steelcase, Inc., Class A	7,231	87,929
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tetra Tech, Inc.	3,227	94,196
TransUnion	2,280	210,740
TriNet Group, Inc.	867	63,907
TrueBlue, Inc. *	974	6,117
TTEC Holdings, Inc.	897	3,032
UniFirst Corp.	576	123,794
Veralto Corp.	1,414	141,061
Verisk Analytics, Inc.	1,346	399,641
Verra Mobility Corp. *	1,491	34,129
Vestis Corp.	9,568	113,381
VSE Corp.	206	24,411
Waste Management, Inc.	5,836	1,358,504
		12,249,416

Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *	607	4,188
Abercrombie & Fitch Co., Class A *	1,182	121,734
Academy Sports & Outdoors, Inc.	3,745	185,715
Advance Auto Parts, Inc.	7,230	266,787
A-Mark Precious Metals, Inc.	558	15,166
Amazon.com, Inc. *	63,061	13,386,589
American Eagle Outfitters, Inc.	7,777	101,801
Arko Corp.	747	3,369
Asbury Automotive Group, Inc. *	1,003	269,205
AutoNation, Inc. *	2,671	487,110
AutoZone, Inc. *	165	576,347
Bath & Body Works, Inc.	8,182	296,434
Best Buy Co., Inc.	14,660	1,318,081
Beyond, Inc. *	1,428	9,125
Boot Barn Holdings, Inc. *	474	58,032
Buckle, Inc.	1,362	54,548
Burlington Stores, Inc. *	807	201,209
Caleres, Inc.	1,403	22,672
Camping World Holdings, Inc., Class A	1,869	36,427
CarMax, Inc. *	7,397	613,729
Children's Place, Inc. *	367	3,059
Citi Trends, Inc. *	296	7,290
ContextLogic, Inc., Class A *	1,541	12,621
Coupang, Inc., Class A *	3,428	81,244
Designer Brands, Inc., Class A	1,154	4,639
Dick's Sporting Goods, Inc.	1,684	379,068
Dillard's, Inc., Class A	163	63,422
eBay, Inc.	22,228	1,439,041
Etsy, Inc. *	1,721	88,098
Five Below, Inc. *	938	81,503
Floor & Decor Holdings, Inc., Class A *	889	85,904
Foot Locker, Inc. *	12,350	213,902
GameStop Corp., Class A *	7,233	181,114
Gap, Inc.	13,110	296,417
Genesco, Inc. *	398	14,555
Genuine Parts Co.	3,869	483,161
Group 1 Automotive, Inc.	1,052	483,478
Guess?, Inc.	2,683	27,259
Haverty Furniture Cos., Inc.	285	6,507
Home Depot, Inc.	16,605	6,585,543
Kohl's Corp. (a)	33,109	377,774
Lithia Motors, Inc.	1,693	583,137
LKQ Corp.	13,938	588,044
Lowe's Cos., Inc.	13,782	3,426,757
Macy's, Inc.	33,212	476,592
MarineMax, Inc. *	464	11,762
MercadoLibre, Inc. *	9	19,097
Monro, Inc.	365	6,501
Murphy USA, Inc.	656	307,821
National Vision Holdings, Inc. *	5,003	63,588
Nordstrom, Inc.	7,533	182,977
ODP Corp. *	6,241	97,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	1,116	115,517
O'Reilly Automotive, Inc. *	736	1,010,999
Penske Automotive Group, Inc.	1,142	192,690
Petco Health & Wellness Co., Inc. *	1,908	5,133
PetMed Express, Inc. *	1,186	5,242
Pool Corp.	569	197,443
QVC Group, Inc. *	111,579	37,234
RH *	315	101,452
Ross Stores, Inc.	4,473	627,651
Sally Beauty Holdings, Inc. *	9,547	86,114
Shoe Carnival, Inc.	251	5,557
Signet Jewelers Ltd.	1,557	81,462
Sleep Number Corp. *	1,193	16,786
Sonic Automotive, Inc., Class A	1,408	95,969
Sportsman's Warehouse Holdings, Inc. *	1,647	2,256
Stitch Fix, Inc., Class A *	2,532	11,976
TJX Cos., Inc.	15,688	1,957,235
Tractor Supply Co.	8,809	487,578
Ulta Beauty, Inc. *	808	296,019
Upbound Group, Inc.	2,779	71,754
Urban Outfitters, Inc. *	3,256	189,467
Valvoline, Inc. *	2,618	96,552
Victoria's Secret & Co. *	4,885	130,576
Wayfair, Inc., Class A *	878	34,725
Williams-Sonoma, Inc.	2,661	517,777
Zumiez, Inc. *	505	7,201
		41,089,618

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	799	51,376
Beazer Homes USA, Inc. *	418	9,321
Brunswick Corp.	3,128	190,339
Capri Holdings Ltd. *	8,539	187,687
Carter's, Inc.	2,722	112,337
Cavco Industries, Inc. *	200	104,906
Century Communities, Inc.	1,474	102,340
Champion Homes, Inc. *	1,094	112,135
Columbia Sportswear Co.	1,427	123,921
Crocs, Inc. *	1,015	101,064
Deckers Outdoor Corp. *	1,534	213,778
DR Horton, Inc.	8,370	1,061,400
Ethan Allen Interiors, Inc.	259	7,381
Garmin Ltd.	674	154,299
G-III Apparel Group Ltd. *	3,688	99,834
Green Brick Partners, Inc. *	529	31,597
Hanesbrands, Inc. *	32,020	193,081
Hasbro, Inc.	4,194	273,071
Helen of Troy Ltd. *	1,498	82,435
Installed Building Products, Inc.	301	51,591
iRobot Corp. *	1,121	8,150
KB Home	2,870	175,070
Kontoor Brands, Inc.	1,027	66,796
La-Z-Boy, Inc.	2,369	107,174
Leggett & Platt, Inc.	15,106	138,522
Lennar Corp., Class A	8,181	978,693
Levi Strauss & Co., Class A	1,968	35,365
LGI Homes, Inc. *	1,024	75,192
Lululemon Athletica, Inc. *	180	65,810
M/I Homes, Inc. *	1,016	119,004
Mattel, Inc. *	7,344	156,427
Meritage Homes Corp.	3,048	220,889
Mohawk Industries, Inc. *	3,512	412,976
Movado Group, Inc.	220	4,248
Newell Brands, Inc.	33,796	216,970
NIKE, Inc., Class B	24,568	1,951,436
NVR, Inc. *	71	514,436
Oxford Industries, Inc.	578	35,853
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Peloton Interactive, Inc., Class A *	6,631	49,931
Polaris, Inc.	3,090	138,803
PulteGroup, Inc.	7,063	729,467
PVH Corp.	3,609	270,098
Ralph Lauren Corp.	1,140	309,100
SharkNinja, Inc. *	960	100,886
Skechers USA, Inc., Class A *	3,269	199,376
Smith & Wesson Brands, Inc.	939	10,197
Somnigroup International, Inc.	3,196	204,160
Sonos, Inc. *	3,303	43,666
Steven Madden Ltd.	2,653	86,992
Sturm Ruger & Co., Inc.	225	8,878
Tapestry, Inc.	7,907	675,416
Taylor Morrison Home Corp. *	4,764	293,653
Toll Brothers, Inc.	2,901	323,868
TopBuild Corp. *	430	131,748
Topgolf Callaway Brands Corp. *	5,385	35,164
Tri Pointe Homes, Inc. *	5,668	179,449
Under Armour, Inc., Class A *	16,835	114,646
VF Corp.	27,377	682,509
Whirlpool Corp.	6,081	618,985
Wolverine World Wide, Inc.	1,978	29,255
YETI Holdings, Inc. *	1,427	50,858
		13,834,009

Consumer Services 1.9%
ADT, Inc.	18,013	147,526
Adtalem Global Education, Inc. *	1,286	131,571
Airbnb, Inc., Class A *	714	99,153
Aramark	6,728	249,272
Arcos Dorados Holdings, Inc., Class A	1,323	10,121
BJ's Restaurants, Inc. *	343	13,079
Bloomin' Brands, Inc.	4,057	38,055
Booking Holdings, Inc.	392	1,966,276
Boyd Gaming Corp.	1,986	151,452
Bright Horizons Family Solutions, Inc. *	693	89,854
Brinker International, Inc. *	896	147,688
Caesars Entertainment, Inc. *	5,033	167,196
Carnival Corp. *	18,503	442,777
Carriage Services, Inc.	144	5,776
Cheesecake Factory, Inc.	1,048	56,623
Chipotle Mexican Grill, Inc. *	5,466	295,000
Choice Hotels International, Inc.	384	55,023
Churchill Downs, Inc.	683	80,936
Cracker Barrel Old Country Store, Inc. (b)	2,343	106,114
Darden Restaurants, Inc.	2,613	523,802
Dave & Buster's Entertainment, Inc. *	1,082	22,603
Denny's Corp. *	743	3,693
Dine Brands Global, Inc.	199	4,991
Domino's Pizza, Inc.	623	305,089
DoorDash, Inc., Class A *	699	138,710
Everi Holdings, Inc. *	466	6,417
Expedia Group, Inc. *	1,623	321,289
Frontdoor, Inc. *	1,037	47,163
Golden Entertainment, Inc.	657	20,426
Graham Holdings Co., Class B	157	154,452
Grand Canyon Education, Inc. *	873	156,983
H&R Block, Inc.	2,988	162,876
Hilton Grand Vacations, Inc. *	1,927	82,668
Hilton Worldwide Holdings, Inc.	2,046	542,108
Hyatt Hotels Corp., Class A	565	79,637
International Game Technology PLC	4,930	87,409
Jack in the Box, Inc.	1,467	56,391
Las Vegas Sands Corp.	6,686	298,931
Laureate Education, Inc. *	6,128	122,192
Light & Wonder, Inc. *	1,063	118,503
Marriott International, Inc., Class A	2,603	730,011
SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	1,824	137,603
McDonald's Corp.	10,014	3,087,617
MGM Resorts International *	14,305	497,242
Papa John's International, Inc.	525	23,809
Penn Entertainment, Inc. *	9,655	207,679
Perdoceo Education Corp.	2,058	52,685
Planet Fitness, Inc., Class A *	842	77,927
Red Rock Resorts, Inc., Class A	1,049	52,419
Royal Caribbean Cruises Ltd.	980	241,178
Sabre Corp. *	10,201	42,130
Service Corp. International	2,695	218,295
Starbucks Corp.	25,557	2,959,756
Strategic Education, Inc.	633	50,975
Stride, Inc. *	691	94,529
Texas Roadhouse, Inc.	889	163,656
Travel & Leisure Co.	3,499	195,314
United Parks & Resorts, Inc. *	968	48,884
Vail Resorts, Inc.	823	130,849
Wendy's Co.	4,974	77,097
Wingstop, Inc.	82	19,252
Wyndham Hotels & Resorts, Inc.	1,611	174,520
Wynn Resorts Ltd.	1,263	112,811
Yum! Brands, Inc.	4,964	776,221
		17,682,284

Consumer Staples Distribution & Retail 3.7%
Albertsons Cos., Inc., Class A	16,029	337,250
Andersons, Inc.	3,056	130,736
BJ's Wholesale Club Holdings, Inc. *	2,496	252,745
Casey's General Stores, Inc.	1,058	438,234
Chefs' Warehouse, Inc. *	857	53,631
Costco Wholesale Corp.	5,757	6,036,848
Dollar General Corp.	11,872	880,665
Dollar Tree, Inc. *	8,657	630,749
Grocery Outlet Holding Corp. *	3,546	42,091
Ingles Markets, Inc., Class A	1,858	114,155
Kroger Co.	43,541	2,822,328
Performance Food Group Co. *	6,410	545,747
PriceSmart, Inc.	1,293	115,581
SpartanNash Co.	1,834	37,028
Sprouts Farmers Market, Inc. *	2,574	381,982
Sysco Corp.	11,192	845,444
Target Corp.	21,598	2,683,335
U.S. Foods Holding Corp. *	9,626	689,992
United Natural Foods, Inc. *	2,846	90,474
Walgreens Boots Alliance, Inc.	223,241	2,384,214
Walmart, Inc.	140,357	13,840,604
Weis Markets, Inc.	1,556	115,113
		33,468,946

Energy 6.9%
Antero Midstream Corp.	4,167	70,631
Antero Resources Corp. *	7,969	292,462
APA Corp.	15,310	316,917
Archrock, Inc.	4,055	109,972
Baker Hughes Co.	28,985	1,292,441
Berry Corp.	1,195	4,864
Cactus, Inc., Class A	586	30,788
California Resources Corp.	2,189	97,673
ChampionX Corp.	2,697	80,371
Cheniere Energy, Inc.	2,614	597,456
Chevron Corp.	71,084	11,275,344
Chord Energy Corp.	782	89,383
Civitas Resources, Inc.	1,905	73,038
CNX Resources Corp. *	5,575	161,117
Comstock Resources, Inc. *	3,716	66,814
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ConocoPhillips	47,865	4,745,815
Core Laboratories, Inc.	390	5,706
Core Natural Resources, Inc.	2,124	157,707
Coterra Energy, Inc.	17,530	473,135
Crescent Energy Co., Class A	2,450	30,919
CVR Energy, Inc.	2,575	47,431
Delek U.S. Holdings, Inc.	7,160	116,708
Devon Energy Corp.	23,362	846,172
DHT Holdings, Inc.	1,068	11,043
Diamondback Energy, Inc.	2,555	406,143
Dorian LPG Ltd.	945	19,240
DT Midstream, Inc.	1,425	136,928
EOG Resources, Inc.	15,887	2,016,696
EQT Corp.	9,769	470,573
Expand Energy Corp.	7,705	761,870
Expro Group Holdings NV *	1,639	19,488
Exxon Mobil Corp.	146,810	16,344,357
Golar LNG Ltd.	360	13,802
Green Plains, Inc. *	4,410	25,887
Halliburton Co.	19,945	525,950
Helix Energy Solutions Group, Inc. *	4,736	40,824
Helmerich & Payne, Inc.	3,775	100,075
Hess Corp.	3,779	562,844
HF Sinclair Corp.	12,970	457,452
Innovex International, Inc. *	348	6,372
International Seaways, Inc.	687	22,898
Kinder Morgan, Inc.	68,112	1,845,835
Kosmos Energy Ltd. *	16,966	47,674
Liberty Energy, Inc.	5,193	89,683
Magnolia Oil & Gas Corp., Class A	2,454	57,448
Marathon Petroleum Corp.	24,052	3,612,129
Matador Resources Co.	2,123	111,118
Murphy Oil Corp.	6,038	159,947
Nabors Industries Ltd. *	187	7,516
Noble Corp. PLC	912	23,621
Northern Oil & Gas, Inc.	903	28,445
NOV, Inc.	12,275	183,143
Occidental Petroleum Corp.	20,770	1,014,407
Oceaneering International, Inc. *	1,877	41,463
Oil States International, Inc. *	1,048	5,701
ONEOK, Inc.	10,355	1,039,538
Ovintiv, Inc.	12,048	523,606
Par Pacific Holdings, Inc. *	2,250	32,332
Patterson-UTI Energy, Inc.	14,151	117,595
PBF Energy, Inc., Class A	12,563	269,225
Peabody Energy Corp.	8,889	122,579
Permian Resources Corp.	3,581	50,456
Phillips 66	25,104	3,255,738
ProPetro Holding Corp. *	1,453	12,263
Range Resources Corp.	2,958	109,801
REX American Resources Corp. *	100	3,862
RPC, Inc.	4,987	27,827
Schlumberger NV	25,741	1,072,370
Scorpio Tankers, Inc.	165	6,575
Select Water Solutions, Inc.	642	7,787
SFL Corp. Ltd.	1,243	11,224
SM Energy Co.	4,126	134,961
Talos Energy, Inc. *	5,096	45,864
Targa Resources Corp.	2,774	559,571
TechnipFMC PLC	6,308	185,708
Teekay Tankers Ltd., Class A	135	5,095
Texas Pacific Land Corp.	82	117,092
Transocean Ltd. *	22,507	66,396
Tsakos Energy Navigation Ltd.	273	4,341
Valaris Ltd. *	481	17,172
Valero Energy Corp.	25,777	3,369,827
Vital Energy, Inc. *	1,315	35,124
Weatherford International PLC	300	18,573
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	24,125	1,403,592
World Kinect Corp.	24,606	736,704
		63,516,234

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	1,985	45,774
Agree Realty Corp.	676	49,889
Alexander & Baldwin, Inc.	3,018	54,656
Alexandria Real Estate Equities, Inc.	2,470	252,582
American Assets Trust, Inc.	1,450	32,567
American Homes 4 Rent, Class A	3,254	120,431
American Tower Corp.	5,147	1,058,326
Americold Realty Trust, Inc.	5,342	122,492
Apple Hospitality REIT, Inc.	7,085	104,929
AvalonBay Communities, Inc.	1,843	416,850
Brandywine Realty Trust	4,087	20,639
Brixmor Property Group, Inc.	6,673	186,577
Broadstone Net Lease, Inc.	2,518	42,428
BXP, Inc.	5,015	355,714
Camden Property Trust	1,565	194,154
CareTrust REIT, Inc.	834	21,576
CBL & Associates Properties, Inc.	345	10,757
Centerspace	140	9,267
Chatham Lodging Trust	626	5,058
COPT Defense Properties	2,871	77,603
Cousins Properties, Inc.	3,908	118,530
Crown Castle, Inc.	8,050	757,505
CubeSmart	2,481	102,416
Curbline Properties Corp.	1,781	43,866
DiamondRock Hospitality Co.	8,465	69,667
Digital Realty Trust, Inc.	3,762	588,076
Diversified Healthcare Trust	13,547	38,338
Douglas Emmett, Inc.	7,265	125,684
Easterly Government Properties, Inc.	3,020	34,035
EastGroup Properties, Inc.	336	61,438
Elme Communities	2,585	44,953
Empire State Realty Trust, Inc., Class A	5,199	48,195
EPR Properties	2,022	107,308
Equinix, Inc.	809	731,838
Equity LifeStyle Properties, Inc.	1,926	132,085
Equity Residential	6,008	445,613
Essential Properties Realty Trust, Inc.	969	31,706
Essex Property Trust, Inc.	871	271,377
Extra Space Storage, Inc.	1,478	225,484
Federal Realty Investment Trust	1,294	136,413
First Industrial Realty Trust, Inc.	1,348	76,944
Four Corners Property Trust, Inc.	1,084	31,165
Gaming & Leisure Properties, Inc.	3,534	177,230
Getty Realty Corp.	144	4,522
Global Net Lease, Inc.	6,440	51,520
Healthcare Realty Trust, Inc.	6,651	113,932
Healthpeak Properties, Inc.	12,512	255,995
Highwoods Properties, Inc.	3,914	114,015
Host Hotels & Resorts, Inc.	19,345	312,035
Hudson Pacific Properties, Inc.	20,002	65,607
Independence Realty Trust, Inc.	2,200	47,960
Industrial Logistics Properties Trust	2,621	10,327
InvenTrust Properties Corp.	984	29,303
Invitation Homes, Inc.	6,944	236,165
Iron Mountain, Inc.	4,192	390,569
JBG SMITH Properties	5,439	83,434
Kilroy Realty Corp.	3,604	128,663
Kimco Realty Corp.	9,753	215,541
Kite Realty Group Trust	2,600	59,618
Lamar Advertising Co., Class A	1,501	186,469
LTC Properties, Inc.	805	28,086
LXP Industrial Trust	5,676	50,857
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Macerich Co.	8,633	155,739
Medical Properties Trust, Inc. (a)	36,131	213,173
Mid-America Apartment Communities, Inc.	1,805	303,457
Millrose Properties, Inc., Class A *	4,070	93,040
National Health Investors, Inc.	696	49,882
National Storage Affiliates Trust	1,044	40,319
NNN REIT, Inc.	2,465	104,639
Office Properties Income Trust	4,341	3,959
Omega Healthcare Investors, Inc.	4,087	150,565
Outfront Media, Inc.	5,089	94,655
Paramount Group, Inc.	4,092	18,455
Park Hotels & Resorts, Inc.	13,308	163,422
Pebblebrook Hotel Trust	3,953	48,820
Phillips Edison & Co., Inc.	1,894	70,457
Piedmont Office Realty Trust, Inc., Class A	2,941	22,322
PotlatchDeltic Corp.	2,850	132,325
Prologis, Inc.	5,826	721,958
Public Storage	1,409	427,801
Rayonier, Inc.	3,134	83,020
Realty Income Corp.	5,591	318,855
Regency Centers Corp.	2,667	204,559
Rexford Industrial Realty, Inc.	1,323	54,666
RLJ Lodging Trust	8,738	80,914
Ryman Hospitality Properties, Inc.	519	51,324
Sabra Health Care REIT, Inc.	6,577	109,244
SBA Communications Corp.	827	180,203
Service Properties Trust	28,535	85,034
Simon Property Group, Inc.	4,659	866,993
SITE Centers Corp.	1,203	16,854
SL Green Realty Corp.	3,026	195,298
STAG Industrial, Inc.	2,112	75,990
Sun Communities, Inc.	1,707	232,408
Sunstone Hotel Investors, Inc.	6,415	67,229
Tanger, Inc.	1,840	65,228
Terreno Realty Corp.	514	34,859
UDR, Inc.	4,574	206,653
Uniti Group, Inc.	23,664	135,831
Urban Edge Properties	2,619	53,951
Ventas, Inc.	9,798	677,826
Veris Residential, Inc.	1,732	29,323
VICI Properties, Inc.	7,239	235,195
Vornado Realty Trust	7,899	332,074
Welltower, Inc.	6,062	930,578
Weyerhaeuser Co.	27,182	818,178
WP Carey, Inc.	3,179	204,124
Xenia Hotels & Resorts, Inc.	4,597	61,784
		19,189,936

Financial Services 8.8%
Acadian Asset Management, Inc.	714	17,607
Affiliated Managers Group, Inc.	1,710	292,153
AGNC Investment Corp.	12,707	132,534
Ally Financial, Inc.	22,061	818,463
American Express Co.	9,513	2,863,032
Ameriprise Financial, Inc.	2,059	1,106,301
Annaly Capital Management, Inc.	11,142	244,678
Apollo Commercial Real Estate Finance, Inc.	6,493	65,774
Apollo Global Management, Inc.	1,582	236,145
Arbor Realty Trust, Inc. (a)	4,295	53,000
ARES Management Corp., Class A	566	96,752
Artisan Partners Asset Management, Inc., Class A	2,110	89,084
Bank of New York Mellon Corp.	26,624	2,368,205
Berkshire Hathaway, Inc., Class B *	38,865	19,970,003
BGC Group, Inc., Class A	7,407	73,329
Blackrock, Inc.	2,176	2,127,649
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	5,373	111,651
Blackstone, Inc.	5,553	894,921
Block, Inc. *	3,167	206,805
Bread Financial Holdings, Inc.	7,255	391,770
BrightSpire Capital, Inc.	1,181	7,358
Cannae Holdings, Inc.	796	15,952
Capital One Financial Corp.	20,817	4,174,849
Carlyle Group, Inc.	5,479	273,073
Cboe Global Markets, Inc.	235	49,538
Charles Schwab Corp. (c)	13,633	1,084,232
Chimera Investment Corp.	6,997	99,567
Claros Mortgage Trust, Inc.	4,402	10,257
CME Group, Inc.	3,104	787,702
Cohen & Steers, Inc.	460	40,204
Coinbase Global, Inc., Class A *	517	111,476
Compass Diversified Holdings	704	15,411
Corebridge Financial, Inc.	13,004	450,979
Corpay, Inc. *	1,245	456,977
Credit Acceptance Corp. *	216	106,356
Diamond Hill Investment Group, Inc.	29	4,238
DigitalBridge Group, Inc.	9,779	111,187
Discover Financial Services	11,443	2,233,559
Donnelley Financial Solutions, Inc. *	682	33,807
Encore Capital Group, Inc. *	1,689	63,701
Enova International, Inc. *	1,104	114,087
Equitable Holdings, Inc.	8,770	482,525
Essent Group Ltd.	1,896	109,248
Euronet Worldwide, Inc. *	1,187	121,620
Evercore, Inc., Class A	1,097	265,255
EVERTEC, Inc.	259	9,671
FactSet Research Systems, Inc.	279	128,825
Federal Agricultural Mortgage Corp., Class C	101	21,116
Federated Hermes, Inc.	2,513	97,379
Fidelity National Information Services, Inc.	9,505	675,996
FirstCash Holdings, Inc.	1,004	112,729
Fiserv, Inc. *	5,240	1,235,016
Franklin BSP Realty Trust, Inc.	2,520	34,146
Franklin Resources, Inc.	18,717	379,019
Global Payments, Inc.	7,018	738,855
Goldman Sachs Group, Inc.	8,250	5,133,892
Granite Point Mortgage Trust, Inc.	1,725	5,106
Green Dot Corp., Class A *	734	5,615
HA Sustainable Infrastructure Capital, Inc.	210	6,033
Houlihan Lokey, Inc.	671	116,318
Interactive Brokers Group, Inc., Class A	403	82,373
Intercontinental Exchange, Inc.	5,758	997,458
Invesco Ltd.	24,600	427,794
Jack Henry & Associates, Inc.	1,098	190,602
Jackson Financial, Inc., Class A	3,609	330,693
Janus Henderson Group PLC	5,460	230,412
Jefferies Financial Group, Inc.	5,633	372,905
KKR & Co., Inc.	5,951	806,896
KKR Real Estate Finance Trust, Inc.	600	6,654
Ladder Capital Corp.	3,952	46,910
Lazard, Inc., Class A	1,139	57,121
LPL Financial Holdings, Inc.	1,136	422,297
MarketAxess Holdings, Inc.	339	65,356
Mastercard, Inc., Class A	4,677	2,695,402
MFA Financial, Inc.	6,012	63,968
MGIC Investment Corp.	7,956	195,797
Moelis & Co., Class A	1,714	121,077
Moody's Corp.	1,225	617,326
Morgan Stanley	29,163	3,881,887
Morningstar, Inc.	204	63,999
Mr. Cooper Group, Inc. *	1,481	166,420
MSCI, Inc.	421	248,605
Nasdaq, Inc.	3,438	284,598
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Navient Corp.	11,335	162,204
Nelnet, Inc., Class A	352	43,081
New York Mortgage Trust, Inc.	1,186	8,314
NMI Holdings, Inc., Class A *	1,180	42,999
Northern Trust Corp.	5,867	646,661
OneMain Holdings, Inc.	9,529	512,088
Pagseguro Digital Ltd., Class A *	1,136	8,361
PayPal Holdings, Inc. *	21,792	1,548,322
PennyMac Financial Services, Inc.	1,072	111,113
PennyMac Mortgage Investment Trust	4,203	61,574
Piper Sandler Cos.	319	92,389
PJT Partners, Inc., Class A	257	40,930
PRA Group, Inc. *	573	11,993
PROG Holdings, Inc.	3,103	88,032
Radian Group, Inc.	4,574	150,530
Raymond James Financial, Inc.	2,745	424,569
Ready Capital Corp.	4,023	27,879
Redwood Trust, Inc.	1,338	8,938
Rithm Capital Corp.	18,876	229,343
Rocket Cos., Inc., Class A *	1,868	26,152
S&P Global, Inc.	2,594	1,384,522
SEI Investments Co.	3,126	250,236
SLM Corp.	13,488	407,203
Starwood Property Trust, Inc.	9,642	197,854
State Street Corp.	8,630	856,355
StepStone Group, Inc., Class A	161	9,686
Stifel Financial Corp.	1,638	173,939
StoneCo Ltd., Class A *	777	7,187
Synchrony Financial	39,664	2,406,812
T. Rowe Price Group, Inc.	9,274	980,447
Toast, Inc., Class A *	1,129	43,579
TPG RE Finance Trust, Inc.	1,247	10,762
TPG, Inc.	1,121	61,834
Tradeweb Markets, Inc., Class A	440	59,563
Two Harbors Investment Corp.	3,325	47,149
Victory Capital Holdings, Inc., Class A	479	30,675
Virtu Financial, Inc., Class A	3,821	139,696
Virtus Investment Partners, Inc.	179	33,611
Visa, Inc., Class A	10,208	3,702,544
Voya Financial, Inc.	3,130	226,174
Walker & Dunlop, Inc.	940	80,530
Western Union Co.	27,993	303,164
WEX, Inc. *	491	77,136
World Acceptance Corp. *	128	17,260
XP, Inc., Class A	500	7,075
		80,219,745

Food, Beverage & Tobacco 3.3%
Adecoagro SA	1,213	12,955
Altria Group, Inc.	56,060	3,130,951
Archer-Daniels-Midland Co.	39,129	1,846,889
B&G Foods, Inc.	1,752	11,703
Boston Beer Co., Inc., Class A *	228	55,580
Brown-Forman Corp., Class B	4,853	160,683
Bunge Global SA	11,885	881,748
Calavo Growers, Inc.	313	7,174
Cal-Maine Foods, Inc.	1,447	130,794
Campbell's Co.	5,980	239,559
Coca-Cola Co.	48,147	3,428,548
Coca-Cola Consolidated, Inc.	73	103,450
Coca-Cola Europacific Partners PLC	1,119	96,525
Conagra Brands, Inc.	19,198	490,317
Constellation Brands, Inc., Class A	2,725	478,237
Darling Ingredients, Inc. *	5,686	205,208
Dole PLC	1,637	23,949
Flowers Foods, Inc.	6,960	130,430
Fresh Del Monte Produce, Inc.	4,434	135,193
SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	16,396	993,925
Hain Celestial Group, Inc. *	2,035	7,285
Hershey Co.	2,060	355,783
Hormel Foods Corp.	9,680	277,138
Ingredion, Inc.	2,616	341,676
J&J Snack Foods Corp.	273	35,883
J.M. Smucker Co.	4,448	491,637
John B Sanfilippo & Son, Inc.	374	26,431
Kellanova	6,701	555,513
Keurig Dr. Pepper, Inc.	19,706	660,545
Kraft Heinz Co.	27,564	846,490
Lamb Weston Holdings, Inc.	2,265	117,485
Lancaster Colony Corp.	381	72,830
McCormick & Co., Inc. - Non Voting Shares	4,133	341,427
Mission Produce, Inc. *	516	6,373
Molson Coors Beverage Co., Class B	7,971	488,543
Mondelez International, Inc., Class A	27,659	1,776,538
Monster Beverage Corp. *	7,698	420,696
National Beverage Corp.	180	7,169
Nomad Foods Ltd.	6,394	120,847
PepsiCo, Inc.	22,880	3,511,394
Philip Morris International, Inc.	30,680	4,763,990
Pilgrim's Pride Corp. *	1,600	87,024
Post Holdings, Inc. *	1,562	177,303
Seaboard Corp.	23	64,448
Seneca Foods Corp., Class A *	175	14,210
Simply Good Foods Co. *	1,088	41,072
TreeHouse Foods, Inc. *	2,692	84,744
Tyson Foods, Inc., Class A	27,555	1,690,224
Universal Corp.	1,956	104,861
WK Kellogg Co.	3,495	69,271
		30,122,648

Health Care Equipment & Services 5.5%
Abbott Laboratories	26,705	3,685,557
Acadia Healthcare Co., Inc. *	2,153	64,547
AdaptHealth Corp. *	744	8,467
Addus HomeCare Corp. *	294	28,156
agilon health, Inc. *	10,797	33,687
Align Technology, Inc. *	940	175,808
Amedisys, Inc. *	926	85,192
AMN Healthcare Services, Inc. *	3,018	76,416
Astrana Health, Inc. *	508	12,893
Avanos Medical, Inc. *	338	5,087
Baxter International, Inc.	18,604	642,024
Becton Dickinson & Co.	4,441	1,001,579
Boston Scientific Corp. *	8,333	864,882
Brookdale Senior Living, Inc. *	7,925	45,173
Cardinal Health, Inc.	4,723	611,534
Cencora, Inc.	879	222,862
Centene Corp. *	32,127	1,868,506
Chemed Corp.	271	162,817
Cigna Group	13,546	4,183,682
Claritev Corp. *	628	13,182
Clover Health Investments Corp. *	1,767	7,015
Community Health Systems, Inc. *	8,677	26,118
Concentra Group Holdings Parent, Inc.	2,996	67,650
CONMED Corp.	555	32,839
Cooper Cos., Inc. *	2,183	197,300
Cross Country Healthcare, Inc. *	310	5,320
CVS Health Corp.	119,345	7,843,353
DaVita, Inc. *	2,889	427,225
DENTSPLY SIRONA, Inc.	7,870	130,248
Dexcom, Inc. *	1,039	91,816
Edwards Lifesciences Corp. *	6,343	454,286
Elevance Health, Inc.	8,420	3,341,730
Embecta Corp.	1,316	17,766
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Encompass Health Corp.	2,006	200,881
Enhabit, Inc. *	1,333	11,157
Enovis Corp. *	1,685	65,125
Ensign Group, Inc.	610	78,781
Envista Holdings Corp. *	6,913	138,122
Fulgent Genetics, Inc. *	238	3,677
GE HealthCare Technologies, Inc.	13,109	1,145,071
Globus Medical, Inc., Class A *	1,023	82,167
Haemonetics Corp. *	767	50,238
HCA Healthcare, Inc.	5,049	1,546,509
HealthEquity, Inc. *	493	54,112
Henry Schein, Inc. *	5,689	410,575
Hologic, Inc. *	4,722	299,328
Humana, Inc.	6,775	1,832,095
ICU Medical, Inc. *	503	73,604
IDEXX Laboratories, Inc. *	490	214,184
Insulet Corp. *	132	35,940
Integer Holdings Corp. *	596	73,427
Integra LifeSciences Holdings Corp. *	2,344	54,404
Intuitive Surgical, Inc. *	1,308	749,680
Labcorp Holdings, Inc.	4,313	1,082,736
LivaNova PLC *	608	25,311
Masimo Corp. *	668	126,098
McKesson Corp.	1,474	943,743
Medtronic PLC	8,145	749,503
Merit Medical Systems, Inc. *	569	58,061
Molina Healthcare, Inc. *	1,403	422,471
National HealthCare Corp.	475	44,256
Neogen Corp. *	1,953	19,628
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,041	39,620
OPKO Health, Inc. *(a)	3,899	6,784
Option Care Health, Inc. *	3,149	105,491
Owens & Minor, Inc. *	8,653	82,896
Patterson Cos., Inc.	6,041	188,117
Pediatrix Medical Group, Inc. *	1,491	22,022
Penumbra, Inc. *	123	35,109
Premier, Inc., Class A	6,298	114,498
Privia Health Group, Inc. *	1,152	28,765
Quest Diagnostics, Inc.	3,841	664,109
QuidelOrtho Corp. *	2,345	93,777
RadNet, Inc. *	145	8,043
ResMed, Inc.	1,231	287,463
Select Medical Holdings Corp.	4,006	72,869
Solventum Corp. *	1,559	124,330
STERIS PLC	1,182	259,165
Stryker Corp.	2,831	1,093,304
Surgery Partners, Inc. *	1,089	26,223
Teladoc Health, Inc. *	5,436	51,968
Teleflex, Inc.	861	114,298
Tenet Healthcare Corp. *	3,276	414,709
U.S. Physical Therapy, Inc.	94	7,616
UnitedHealth Group, Inc.	17,913	8,507,958
Universal Health Services, Inc., Class B	3,212	562,903
Varex Imaging Corp. *	596	7,665
Veeva Systems, Inc., Class A *	455	101,984
Zimmer Biomet Holdings, Inc.	3,994	416,654
Zimvie, Inc. *	611	8,108
		50,472,049

Household & Personal Products 1.3%
BellRing Brands, Inc. *	413	30,265
Central Garden & Pet Co. *	245	8,646
Central Garden & Pet Co., Class A *	2,075	65,321
Church & Dwight Co., Inc.	3,280	364,736
Clorox Co.	2,015	315,126
SECURITY	NUMBER OF SHARES	VALUE ($)
Colgate-Palmolive Co.	11,581	1,055,840
Coty, Inc., Class A *	5,228	29,747
Edgewell Personal Care Co.	2,156	67,849
Energizer Holdings, Inc.	2,015	61,921
Estee Lauder Cos., Inc., Class A	6,070	436,494
Herbalife Ltd. *	10,652	88,412
Interparfums, Inc.	206	28,618
Kenvue, Inc.	29,334	692,282
Kimberly-Clark Corp.	6,448	915,681
Medifast, Inc. *	258	3,705
Nu Skin Enterprises, Inc., Class A	1,486	11,769
Procter & Gamble Co.	40,535	7,046,604
Reynolds Consumer Products, Inc.	1,464	35,839
Spectrum Brands Holdings, Inc.	1,601	123,981
USANA Health Sciences, Inc. *	231	6,835
WD-40 Co.	142	33,884
		11,423,555

Insurance 3.3%
Aflac, Inc.	15,389	1,684,634
Allstate Corp.	10,782	2,147,235
Ambac Financial Group, Inc. *	462	4,486
American Financial Group, Inc.	2,906	366,970
American International Group, Inc.	31,746	2,633,013
Aon PLC, Class A	2,897	1,185,221
Arch Capital Group Ltd.	1,118	103,873
Arthur J Gallagher & Co.	1,442	487,021
Assurant, Inc.	1,157	240,529
Assured Guaranty Ltd.	600	52,398
Axis Capital Holdings Ltd.	455	44,080
Brown & Brown, Inc.	1,813	214,913
Chubb Ltd.	7,598	2,169,077
Cincinnati Financial Corp.	3,930	580,893
CNA Financial Corp.	783	38,344
CNO Financial Group, Inc.	7,475	311,633
Employers Holdings, Inc.	1,182	61,228
Enstar Group Ltd. *	54	17,971
Erie Indemnity Co., Class A	154	65,923
Everest Group Ltd.	184	64,992
Fidelity National Financial, Inc.	8,656	558,572
First American Financial Corp.	5,626	369,572
Genworth Financial, Inc., Class A *	37,884	263,294
Globe Life, Inc.	2,902	369,802
Hanover Insurance Group, Inc.	1,287	219,472
Hartford Insurance Group, Inc.	9,800	1,159,144
Horace Mann Educators Corp.	1,115	47,198
James River Group Holdings Ltd.	959	4,747
Kemper Corp.	2,378	160,705
Kinsale Capital Group, Inc.	46	19,865
Lincoln National Corp.	11,600	452,400
Loews Corp.	4,930	427,283
Markel Group, Inc. *	243	469,826
Marsh & McLennan Cos., Inc.	5,514	1,311,450
Mercury General Corp.	1,023	55,170
MetLife, Inc.	25,545	2,201,468
Old Republic International Corp.	10,695	411,864
Primerica, Inc.	719	208,510
Principal Financial Group, Inc.	9,318	829,675
ProAssurance Corp. *	684	10,698
Progressive Corp.	7,022	1,980,204
Prudential Financial, Inc.	14,283	1,643,973
Reinsurance Group of America, Inc.	1,373	278,293
RenaissanceRe Holdings Ltd.	161	38,257
RLI Corp.	1,011	76,927
Safety Insurance Group, Inc.	600	45,684
Selective Insurance Group, Inc.	1,080	92,929
Stewart Information Services Corp.	1,695	120,684
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Travelers Cos., Inc.	9,793	2,531,393
United Fire Group, Inc.	268	7,523
Universal Insurance Holdings, Inc.	461	10,225
Unum Group	6,367	523,940
W.R. Berkley Corp.	4,758	300,135
White Mountains Insurance Group Ltd.	56	103,572
Willis Towers Watson PLC	1,853	629,371
		30,408,259

Materials 3.6%
AdvanSix, Inc.	385	10,749
Air Products & Chemicals, Inc.	3,458	1,093,247
Albemarle Corp.	2,951	227,315
Alcoa Corp.	11,830	393,347
Alpha Metallurgical Resources, Inc. *	438	60,234
Alto Ingredients, Inc. *	4,155	6,689
Amcor PLC	38,880	393,466
American Vanguard Corp.	1,151	5,916
AptarGroup, Inc.	1,158	169,936
Ashland, Inc.	1,546	94,028
ATI, Inc. *	981	57,055
Avery Dennison Corp.	1,641	308,459
Avient Corp.	2,703	115,607
Axalta Coating Systems Ltd. *	5,136	185,975
Balchem Corp.	336	58,474
Ball Corp.	8,437	444,545
Berry Global Group, Inc.	5,681	409,998
Cabot Corp.	1,236	106,296
Carpenter Technology Corp.	770	159,444
Celanese Corp.	4,553	231,930
CF Industries Holdings, Inc.	7,429	601,898
Chemours Co.	11,599	173,405
Clearwater Paper Corp. *	318	8,316
Cleveland-Cliffs, Inc. *	29,131	315,780
Coeur Mining, Inc. *	5,971	30,751
Commercial Metals Co.	5,024	243,362
Compass Minerals International, Inc.	461	4,813
Constellium SE *	1,088	12,381
Corteva, Inc.	13,937	877,752
CRH PLC	8,715	893,462
Crown Holdings, Inc.	3,888	348,481
Dow, Inc.	39,813	1,517,273
DuPont de Nemours, Inc.	18,209	1,488,950
Eagle Materials, Inc.	672	152,013
Eastman Chemical Co.	6,416	627,806
Ecolab, Inc.	2,820	758,608
Ecovyst, Inc. *	5,621	38,167
Element Solutions, Inc.	4,955	129,375
FMC Corp.	4,502	166,124
Freeport-McMoRan, Inc.	27,712	1,022,850
Graphic Packaging Holding Co.	9,366	249,885
Greif, Inc., Class A	1,726	98,831
Hawkins, Inc.	352	36,956
HB Fuller Co.	1,577	89,479
Hecla Mining Co.	9,885	50,710
Huntsman Corp.	16,799	284,407
Ingevity Corp. *	1,801	85,836
Innospec, Inc.	677	70,009
International Flavors & Fragrances, Inc.	4,770	390,234
International Paper Co.	23,654	1,332,903
Kaiser Aluminum Corp.	859	60,783
Knife River Corp. *	1,273	121,801
Koppers Holdings, Inc.	1,316	38,309
Linde PLC	6,498	3,034,891
Louisiana-Pacific Corp.	2,473	246,484
LyondellBasell Industries NV, Class A	15,725	1,208,152
Magnera Corp. *	1,094	22,547
SECURITY	NUMBER OF SHARES	VALUE ($)
Martin Marietta Materials, Inc.	636	307,277
Materion Corp.	464	42,391
Mativ Holdings, Inc.	864	5,841
Mercer International, Inc.	1,106	8,693
Metallus, Inc. *	508	7,335
Minerals Technologies, Inc.	1,233	84,756
Mosaic Co.	25,028	598,670
MP Materials Corp. *	1,379	33,110
Myers Industries, Inc.	382	4,187
NewMarket Corp.	180	102,620
Newmont Corp.	25,849	1,107,371
Nucor Corp.	12,570	1,727,998
O-I Glass, Inc. *	14,342	164,503
Olin Corp.	8,023	203,704
Olympic Steel, Inc.	187	6,212
Orion SA	2,671	37,341
Packaging Corp. of America	2,519	536,774
Pactiv Evergreen, Inc.	3,689	65,885
Perimeter Solutions, Inc. *	418	4,422
PPG Industries, Inc.	6,047	684,641
Quaker Chemical Corp.	270	37,535
Radius Recycling, Inc., Class A	718	9,930
Rayonier Advanced Materials, Inc. *	601	4,628
Reliance, Inc.	2,569	763,404
Royal Gold, Inc.	594	87,318
RPM International, Inc.	2,316	286,929
Ryerson Holding Corp.	4,374	110,137
Scotts Miracle-Gro Co.	1,584	92,775
Sealed Air Corp.	6,145	210,036
Sensient Technologies Corp.	1,232	85,501
Sherwin-Williams Co.	1,803	653,173
Silgan Holdings, Inc.	2,189	118,885
Smurfit WestRock PLC	9,739	507,110
Sonoco Products Co.	4,582	219,111
Southern Copper Corp.	1,325	117,832
Steel Dynamics, Inc.	7,171	968,587
Stepan Co.	1,175	72,568
SunCoke Energy, Inc.	1,313	11,909
Sylvamo Corp.	1,590	113,049
TriMas Corp.	1,572	32,210
Trinseo PLC	2,876	14,150
Tronox Holdings PLC	8,135	63,128
U.S. Steel Corp.	17,255	693,996
Vulcan Materials Co.	1,401	346,481
Warrior Met Coal, Inc.	2,408	115,921
Westlake Corp.	1,127	126,562
		32,963,090

Media & Entertainment 6.5%
Alphabet, Inc., Class A	66,345	11,297,227
Alphabet, Inc., Class C	55,400	9,540,988
AMC Entertainment Holdings, Inc., Class A *	5,696	18,797
AMC Networks, Inc., Class A *	1,889	13,790
Bumble, Inc., Class A *	535	2,782
Cable One, Inc.	231	60,102
Cargurus, Inc. *	1,435	46,193
Cars.com, Inc. *	1,424	18,797
Charter Communications, Inc., Class A *	7,553	2,746,044
Cinemark Holdings, Inc. *	2,349	60,158
Clear Channel Outdoor Holdings, Inc. *	9,933	12,416
Comcast Corp., Class A	170,083	6,102,578
EchoStar Corp., Class A *	7,475	233,444
Electronic Arts, Inc.	4,651	600,537
Endeavor Group Holdings, Inc., Class A (a)	703	22,911
EW Scripps Co., Class A *	1,660	2,689
Fox Corp., Class A	17,158	988,301
Gannett Co., Inc. *	4,041	16,326
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gray Media, Inc.	2,708	10,182
IAC, Inc. *	1,758	81,255
iHeartMedia, Inc., Class A *	4,948	8,758
Interpublic Group of Cos., Inc.	11,866	325,128
John Wiley & Sons, Inc., Class A	1,744	69,551
Liberty Broadband Corp., Class C *	659	54,209
Liberty Media Corp.-Liberty Formula One, Class C *	1,428	137,702
Lions Gate Entertainment Corp., Class A *	4,762	47,477
Live Nation Entertainment, Inc. *	211	30,249
Match Group, Inc.	3,727	118,183
Meta Platforms, Inc., Class A	24,443	16,332,813
Netflix, Inc. *	1,697	1,664,010
New York Times Co., Class A	2,173	104,500
News Corp., Class A	12,627	361,385
Nexstar Media Group, Inc.	1,856	313,942
Omnicom Group, Inc.	6,362	526,519
Paramount Global, Class B (a)	87,701	996,283
Pinterest, Inc., Class A *	2,209	81,689
Roku, Inc. *	901	75,242
Scholastic Corp.	1,887	41,306
Shutterstock, Inc.	740	15,903
Sinclair, Inc.	763	11,079
Sirius XM Holdings, Inc.	14,298	345,869
Snap, Inc., Class A *	3,729	38,222
Spotify Technology SA *	157	95,458
Taboola.com Ltd. *	1,389	3,792
Take-Two Interactive Software, Inc. *	1,424	301,859
TEGNA, Inc.	12,110	220,402
Thryv Holdings, Inc. *	569	9,810
TKO Group Holdings, Inc. *	191	28,772
Trade Desk, Inc., Class A *	395	27,776
TripAdvisor, Inc. *	3,018	44,666
Walt Disney Co.	36,903	4,199,561
Warner Bros Discovery, Inc. *	80,655	924,306
Warner Music Group Corp., Class A	650	21,905
WideOpenWest, Inc. *	1,257	6,197
Yelp, Inc. *	2,781	95,416
Ziff Davis, Inc. *	1,998	82,038
ZoomInfo Technologies, Inc. *	3,015	35,155
		59,672,649

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	25,078	5,242,054
Agilent Technologies, Inc.	3,786	484,305
Alkermes PLC *	231	7,930
Amgen, Inc.	11,061	3,407,452
Avantor, Inc. *	10,226	170,774
Azenta, Inc. *	733	31,973
Biogen, Inc. *	5,346	751,113
BioMarin Pharmaceutical, Inc. *	947	67,389
Bio-Rad Laboratories, Inc., Class A *	362	95,988
Bio-Techne Corp.	1,016	62,738
Bristol-Myers Squibb Co.	70,832	4,223,004
Bruker Corp.	1,235	58,317
Charles River Laboratories International, Inc. *	727	120,180
Corcept Therapeutics, Inc. *	1,064	64,457
Danaher Corp.	5,578	1,158,885
Elanco Animal Health, Inc. *	10,286	114,895
Eli Lilly & Co.	2,124	1,955,418
Emergent BioSolutions, Inc. *	5,778	43,219
Exact Sciences Corp. *	593	28,114
Exelixis, Inc. *	3,477	134,525
Gilead Sciences, Inc.	33,898	3,874,880
GRAIL, Inc. *(a)	224	8,637
Halozyme Therapeutics, Inc. *	810	47,912
SECURITY	NUMBER OF SHARES	VALUE ($)
ICON PLC *	152	28,883
Illumina, Inc. *	1,564	138,789
Incyte Corp. *	1,920	141,120
Innoviva, Inc. *	657	11,773
IQVIA Holdings, Inc. *	2,841	536,381
Ironwood Pharmaceuticals, Inc. *	3,995	6,432
Jazz Pharmaceuticals PLC *	1,388	199,220
Johnson & Johnson	53,024	8,750,021
Medpace Holdings, Inc. *	112	36,660
Merck & Co., Inc.	40,496	3,735,756
Mettler-Toledo International, Inc. *	215	273,635
Moderna, Inc. *	8,939	276,751
Myriad Genetics, Inc. *	1,352	14,507
Neurocrine Biosciences, Inc. *	384	45,588
Organon & Co.	24,733	368,769
Perrigo Co. PLC	1,749	50,721
Pfizer, Inc.	251,345	6,643,048
Prestige Consumer Healthcare, Inc. *	854	72,377
Regeneron Pharmaceuticals, Inc.	1,194	834,296
Repligen Corp. *	206	32,808
Revvity, Inc.	2,064	231,478
Royalty Pharma PLC, Class A	5,016	168,738
Supernus Pharmaceuticals, Inc. *	946	30,329
Thermo Fisher Scientific, Inc.	4,262	2,254,428
United Therapeutics Corp. *	499	159,705
Vertex Pharmaceuticals, Inc. *	1,364	654,434
Viatris, Inc.	68,269	630,123
Vir Biotechnology, Inc. *	2,785	23,366
Waters Corp. *	829	312,815
West Pharmaceutical Services, Inc.	564	131,040
Zoetis, Inc.	3,756	628,153
		49,576,303

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	6,622	22,978
CBRE Group, Inc., Class A *	8,095	1,149,004
Compass, Inc., Class A *	14,062	126,417
CoStar Group, Inc. *	1,655	126,194
Cushman & Wakefield PLC *	10,266	122,063
eXp World Holdings, Inc.	3,601	36,406
Howard Hughes Holdings, Inc. *	559	44,273
Jones Lang LaSalle, Inc. *	2,593	705,011
Kennedy-Wilson Holdings, Inc.	5,220	50,686
Marcus & Millichap, Inc.	987	37,980
Newmark Group, Inc., Class A	5,288	77,575
Opendoor Technologies, Inc. *	31,783	42,589
Zillow Group, Inc., Class C *	2,109	161,676
		2,702,852

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	6,368	635,908
Amkor Technology, Inc.	4,843	102,187
Analog Devices, Inc.	5,425	1,248,076
Applied Materials, Inc.	11,323	1,789,827
Axcelis Technologies, Inc. *	356	19,505
Broadcom, Inc.	27,310	5,446,433
Cirrus Logic, Inc. *	1,291	134,535
Cohu, Inc. *	1,346	26,462
Diodes, Inc. *	1,444	71,305
Enphase Energy, Inc. *	518	29,697
Entegris, Inc.	1,127	114,075
First Solar, Inc. *	835	113,710
FormFactor, Inc. *	1,010	33,633
GLOBALFOUNDRIES, Inc. *	1,076	41,717
Ichor Holdings Ltd. *	1,118	32,746
Intel Corp.	339,914	8,066,159
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	1,102	781,142
Kulicke & Soffa Industries, Inc.	338	12,935
Lam Research Corp.	18,296	1,404,035
Lattice Semiconductor Corp. *	658	41,020
Marvell Technology, Inc.	4,028	369,851
MaxLinear, Inc. *	1,703	24,881
Microchip Technology, Inc.	7,168	421,908
Micron Technology, Inc.	31,293	2,929,964
MKS Instruments, Inc.	1,426	130,935
Monolithic Power Systems, Inc.	125	76,376
NVIDIA Corp.	19,835	2,477,788
NXP Semiconductors NV	904	194,893
ON Semiconductor Corp. *	5,536	260,469
Onto Innovation, Inc. *	276	40,202
Penguin Solutions, Inc. *	1,651	32,904
Photronics, Inc. *	1,962	40,888
Power Integrations, Inc.	1,007	61,226
Qorvo, Inc. *	4,523	328,777
QUALCOMM, Inc.	22,343	3,511,649
Rambus, Inc. *	465	25,989
Semtech Corp. *	1,440	54,994
Silicon Laboratories, Inc. *	948	133,004
Skyworks Solutions, Inc.	4,486	299,037
SolarEdge Technologies, Inc. *	326	5,376
Synaptics, Inc. *	778	51,457
Teradyne, Inc.	3,056	335,732
Texas Instruments, Inc.	13,828	2,710,150
Ultra Clean Holdings, Inc. *	1,421	34,957
Universal Display Corp.	294	45,164
Wolfspeed, Inc. *	1,875	10,838
		34,754,516

Software & Services 4.8%
Accenture PLC, Class A	8,961	3,122,909
ACI Worldwide, Inc. *	1,920	110,112
Adobe, Inc. *	3,452	1,513,909
Akamai Technologies, Inc. *	3,285	265,034
Alarm.com Holdings, Inc. *	388	22,539
Amdocs Ltd.	4,004	349,349
ANSYS, Inc. *	512	170,624
AppLovin Corp., Class A *	487	158,635
ASGN, Inc. *	1,888	127,213
Autodesk, Inc. *	952	261,048
Bentley Systems, Inc., Class B	909	39,905
Blackbaud, Inc. *	495	32,720
Cadence Design Systems, Inc. *	989	247,745
Cerence, Inc. *	569	6,492
Check Point Software Technologies Ltd. *	403	88,765
Cognizant Technology Solutions Corp., Class A	19,971	1,664,183
Commvault Systems, Inc. *	436	74,364
Consensus Cloud Solutions, Inc. *	260	6,804
Dolby Laboratories, Inc., Class A	1,273	103,890
Dropbox, Inc., Class A *	5,682	147,618
DXC Technology Co. *	20,641	379,175
Dynatrace, Inc. *	478	27,366
EPAM Systems, Inc. *	819	168,829
Fair Isaac Corp. *	86	162,226
Fortinet, Inc. *	3,158	341,096
Gartner, Inc. *	529	263,611
Gen Digital, Inc.	11,379	310,988
Globant SA *	56	8,430
GoDaddy, Inc., Class A *	1,188	213,246
Guidewire Software, Inc. *	201	40,465
InterDigital, Inc.	407	86,951
International Business Machines Corp.	20,911	5,278,773
Intuit, Inc.	1,375	844,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyndryl Holdings, Inc. *	12,968	493,821
LiveRamp Holdings, Inc. *	2,241	66,961
Manhattan Associates, Inc. *	243	42,982
Microsoft Corp.	50,304	19,970,185
NCR Voyix Corp. *	7,852	88,571
Okta, Inc. *	296	26,785
Oracle Corp.	21,424	3,557,669
Palantir Technologies, Inc., Class A *	1,528	129,758
Palo Alto Networks, Inc. *	1,377	262,222
Pegasystems, Inc.	105	8,244
Progress Software Corp.	591	32,292
PTC, Inc. *	427	69,870
Qualys, Inc. *	316	41,541
RingCentral, Inc., Class A *	1,600	45,520
Roper Technologies, Inc.	830	485,135
Salesforce, Inc.	3,978	1,184,847
ServiceNow, Inc. *	193	179,444
Snowflake, Inc., Class A *	202	35,774
SPS Commerce, Inc. *	128	17,050
Synopsys, Inc. *	525	240,072
Teradata Corp. *	3,434	81,867
Twilio, Inc., Class A *	1,285	154,110
Tyler Technologies, Inc. *	147	89,439
Unisys Corp. *	1,869	8,055
Verint Systems, Inc. *	956	21,577
VeriSign, Inc. *	798	189,828
Workday, Inc., Class A *	318	83,742
Zoom Communications, Inc., Class A *	1,847	136,124
		44,382,529

Technology Hardware & Equipment 7.0%
ADTRAN Holdings, Inc. *	816	8,625
Advanced Energy Industries, Inc.	666	76,703
Amphenol Corp., Class A	10,027	667,798
Apple, Inc.	164,223	39,715,690
Arista Networks, Inc. *	2,849	265,099
Arrow Electronics, Inc. *	6,010	649,501
Avnet, Inc.	11,822	597,484
Badger Meter, Inc.	189	39,752
Belden, Inc.	877	96,496
Benchmark Electronics, Inc.	2,624	104,855
Calix, Inc. *	632	23,397
CDW Corp.	2,253	401,485
Ciena Corp. *	3,842	305,708
Cisco Systems, Inc.	119,593	7,667,107
Cognex Corp.	2,511	82,361
Coherent Corp. *	1,759	132,259
CommScope Holding Co., Inc. *	7,264	46,126
Comtech Telecommunications Corp. *	1,195	2,032
Corning, Inc.	23,440	1,175,516
Crane NXT Co.	922	51,466
CTS Corp.	711	31,753
Dell Technologies, Inc., Class C	2,307	237,067
ePlus, Inc. *	928	59,745
F5, Inc. *	1,101	321,965
Fabrinet *	128	25,606
Flex Ltd. *	12,808	485,295
Hewlett Packard Enterprise Co.	80,698	1,598,627
HP, Inc.	48,122	1,485,526
Insight Enterprises, Inc. *	1,081	166,344
IPG Photonics Corp. *	1,125	65,464
Itron, Inc. *	682	74,263
Jabil, Inc.	4,175	646,791
Juniper Networks, Inc.	10,368	375,322
Keysight Technologies, Inc. *	2,219	353,997
Knowles Corp. *	2,588	42,935
Littelfuse, Inc.	500	116,055
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lumentum Holdings, Inc. *	1,783	125,398
Methode Electronics, Inc.	482	5,254
Motorola Solutions, Inc.	1,077	474,117
NetApp, Inc.	4,743	473,399
NETGEAR, Inc. *	818	21,513
NetScout Systems, Inc. *	2,984	67,110
Novanta, Inc. *	179	25,891
OSI Systems, Inc. *	389	80,216
PC Connection, Inc.	793	50,593
Plexus Corp. *	951	126,407
Pure Storage, Inc., Class A *	748	39,248
Rogers Corp. *	489	39,091
Sandisk Corp. *	5,058	236,967
Sanmina Corp. *	3,560	291,635
ScanSource, Inc. *	647	23,687
Seagate Technology Holdings PLC	7,219	735,688
Super Micro Computer, Inc. *	2,786	115,508
TD SYNNEX Corp.	2,294	315,402
TE Connectivity PLC	6,331	975,164
Teledyne Technologies, Inc. *	508	261,630
Trimble, Inc. *	3,814	274,532
TTM Technologies, Inc. *	5,599	134,992
Viasat, Inc. *	6,124	53,524
Viavi Solutions, Inc. *	7,300	81,614
Vishay Intertechnology, Inc.	7,505	128,636
Vontier Corp.	2,899	108,278
Western Digital Corp. *	15,177	742,611
Xerox Holdings Corp.	23,019	152,616
Zebra Technologies Corp., Class A *	818	257,711
		64,614,647

Telecommunication Services 3.2%
AT&T, Inc.	457,584	12,542,377
ATN International, Inc.	264	4,562
Cogent Communications Holdings, Inc.	655	47,861
Frontier Communications Parent, Inc. *	9,424	339,170
GCI Liberty, Inc. *(d)	188	0
Iridium Communications, Inc.	1,975	62,331
Liberty Global Ltd., Class C *	41,633	504,176
Liberty Latin America Ltd., Class C *	17,705	118,800
Lumen Technologies, Inc. *	495,508	2,338,798
Shenandoah Telecommunications Co.	534	5,772
Sunrise Communications AG, Class A, ADR *	8,390	386,276
Telephone & Data Systems, Inc.	12,289	443,633
T-Mobile U.S., Inc.	8,586	2,315,558
U.S. Cellular Corp. *	478	31,347
Verizon Communications, Inc.	236,807	10,206,382
		29,347,043

Transportation 2.0%
Air Transport Services Group, Inc. *	930	20,767
Alaska Air Group, Inc. *	4,047	292,517
Allegiant Travel Co.	890	65,415
American Airlines Group, Inc. *	11,540	165,599
ArcBest Corp.	1,147	90,349
Avis Budget Group, Inc. *	2,944	232,605
CH Robinson Worldwide, Inc.	5,947	604,334
Costamare, Inc.	621	6,322
Covenant Logistics Group, Inc., Class A	222	5,588
CSX Corp.	53,241	1,704,244
Danaos Corp.	96	7,548
Delta Air Lines, Inc.	3,685	221,542
Expeditors International of Washington, Inc.	4,257	499,602
FedEx Corp.	9,448	2,483,879
SECURITY	NUMBER OF SHARES	VALUE ($)
Forward Air Corp. *	3,014	67,725
Genco Shipping & Trading Ltd.	317	4,527
GXO Logistics, Inc. *	3,223	127,051
Heartland Express, Inc.	2,885	29,773
Hertz Global Holdings, Inc. *	44,228	184,431
Hub Group, Inc., Class A	3,721	152,933
JB Hunt Transport Services, Inc.	2,328	375,250
JetBlue Airways Corp. *	21,808	142,188
Kirby Corp. *	988	102,969
Knight-Swift Transportation Holdings, Inc.	7,036	354,896
Landstar System, Inc.	1,250	198,500
Lyft, Inc., Class A *	2,208	29,455
Marten Transport Ltd.	2,732	40,215
Matson, Inc.	1,346	193,918
Norfolk Southern Corp.	6,666	1,638,170
Old Dominion Freight Line, Inc.	2,254	397,831
RXO, Inc. *	4,679	95,779
Ryder System, Inc.	3,495	574,823
Saia, Inc. *	298	122,013
Schneider National, Inc., Class B	2,767	72,993
SkyWest, Inc. *	1,542	152,519
Southwest Airlines Co.	6,522	202,573
Star Bulk Carriers Corp.	445	6,955
Uber Technologies, Inc. *	4,305	327,223
U-Haul Holding Co., Non Voting Shares	2,749	169,201
Union Pacific Corp.	13,085	3,227,939
United Airlines Holdings, Inc. *	2,683	251,692
United Parcel Service, Inc., Class B	21,179	2,520,936
Werner Enterprises, Inc.	4,305	140,171
XPO, Inc. *	1,174	144,355
ZIM Integrated Shipping Services Ltd. (a)	6,212	125,607
		18,574,922

Utilities 3.5%
AES Corp.	33,932	393,272
ALLETE, Inc.	1,756	115,352
Alliant Energy Corp.	6,103	393,827
Ameren Corp.	6,771	687,663
American Electric Power Co., Inc.	14,353	1,522,136
American States Water Co.	475	36,356
American Water Works Co., Inc.	2,801	380,852
Atmos Energy Corp.	2,361	359,179
Avista Corp.	2,905	116,113
Black Hills Corp.	2,557	156,437
California Water Service Group	1,009	45,859
CenterPoint Energy, Inc.	18,499	635,996
Chesapeake Utilities Corp.	348	44,172
Clearway Energy, Inc., Class C	2,362	66,183
CMS Energy Corp.	7,532	550,213
Consolidated Edison, Inc.	10,748	1,091,137
Constellation Energy Corp.	3,438	861,374
Dominion Energy, Inc.	26,252	1,486,388
DTE Energy Co.	5,233	699,652
Duke Energy Corp.	22,875	2,687,584
Edison International	10,015	545,217
Entergy Corp.	13,106	1,144,285
Essential Utilities, Inc.	3,927	149,147
Evergy, Inc.	9,832	677,523
Eversource Energy	11,621	732,239
Exelon Corp.	39,034	1,725,303
FirstEnergy Corp.	18,600	721,122
Hawaiian Electric Industries, Inc. *	11,153	122,125
IDACORP, Inc.	1,206	142,199
MDU Resources Group, Inc.	6,715	115,834
MGE Energy, Inc.	595	54,609
National Fuel Gas Co.	2,860	215,072
New Jersey Resources Corp.	2,420	117,080
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NextEra Energy, Inc.	27,416	1,923,781
NiSource, Inc.	10,694	436,422
Northwest Natural Holding Co.	1,412	57,722
Northwestern Energy Group, Inc.	2,085	116,614
NRG Energy, Inc.	8,639	913,229
OGE Energy Corp.	6,290	291,101
ONE Gas, Inc.	1,790	134,518
Ormat Technologies, Inc.	744	51,961
Otter Tail Corp.	861	68,647
PG&E Corp.	11,370	185,786
Pinnacle West Capital Corp.	4,018	371,826
Portland General Electric Co.	3,585	160,715
PPL Corp.	27,377	963,944
Public Service Enterprise Group, Inc.	10,180	826,107
Sempra	12,235	875,659
SJW Group	625	32,919
Southern Co.	25,156	2,258,757
Southwest Gas Holdings, Inc.	2,180	163,609
Spire, Inc.	1,930	148,340
TXNM Energy, Inc.	2,832	147,972
UGI Corp.	17,761	606,716
Unitil Corp.	123	6,900
Vistra Corp.	7,229	966,228
WEC Energy Group, Inc.	7,391	788,546
Xcel Energy, Inc.	15,713	1,132,907
		32,422,426
Total Common Stocks (Cost $667,005,750)		915,550,837

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	2,100	273,126
Total Investment Companies (Cost $223,536)		273,126

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)	644,653	644,653
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)(f)	1,545,831	1,545,831
		2,190,484
Total Short-Term Investments (Cost $2,190,484)		2,190,484
Total Investments in Securities (Cost $669,419,770)		918,014,447

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	5	1,490,813	(24,344)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,526,072.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$334	($12,279 )	($35,567 )	$32,859	$—	—	$—
Tupperware Brands Corp.	—	7,181	(9,560)	(71,070)	43,142	—	—	—
						—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	66,438	(89)	15	(26,314)	106,114	2,343	2,912

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	360	(13,252)	(20,460)	15,237	—	—	—
Diversified Healthcare Trust	—	23,724	(165,303)	52,910	(89,417)	—	—	1,257
						—

Financial Services 0.1%
Charles Schwab Corp.	701,858	268,881	(51,443)	(4,496)	169,432	1,084,232	13,633	12,895

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	43,835	(124,763)	21,608	60,200	—	—	—

Transportation 0.0%
Daseke, Inc.	—	15,894	(123,504)	25,417	(24,678)	—	—	—
Total	$701,858	$426,647	($500,193 )	($31,643 )	$180,461	$1,190,346		$17,064

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$835,731,745	$—	$—	$835,731,745
Health Care Equipment & Services	50,472,049	—	0 *	50,472,049
Telecommunication Services	29,347,043	—	0 *	29,347,043
Investment Companies[1]	273,126	—	—	273,126
Short-Term Investments[1]	2,190,484	—	—	2,190,484
Liabilities
Futures Contracts[2]	(24,344)	—	—	(24,344)
Total	$917,990,103	$—	$0	$917,990,103

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $966,503)		$1,190,346
Investments in securities, at value - unaffiliated issuers (cost $668,453,267) including securities on loan of $1,526,072		916,824,101
Cash		265
Deposit with broker for futures contracts		91,599
Receivables:
Dividends		1,547,638
Investments sold		182,068
Variation margin on future contracts		26,092
Foreign tax reclaims		1,610
Income from securities on loan	+	1,389
Total assets		919,865,108

Liabilities
Collateral held for securities on loan		1,545,831
Payables:
Investments bought		926,240
Management fees	+	175,511
Total liabilities		2,647,582
Net assets		$917,217,526

Net Assets by Source
Capital received from investors		$697,734,309
Total distributable earnings	+	219,483,217
Net assets		$917,217,526

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$917,217,526		38,100,000		$24.07

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $19,423)		$16,451,346
Dividends received from securities - affiliated issuers		17,064
Other Interest		3,839
Securities on loan, net	+	46,201
Total investment income		16,518,450

Expenses
Management fees		2,048,304
Total expenses	–	2,048,304
Net investment income		14,470,146

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(143,690)
Net realized losses on sales of securities - unaffiliated issuers		(5,712,754)
Net realized gains on sales of in-kind redemptions - affiliated issuers		112,047
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		27,142,353
Net realized gains on futures contracts	+	192,463
Net realized gains		21,590,419
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		180,461
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		81,545,773
Net change in unrealized appreciation (depreciation) on futures contracts	+	(36,816)
Net change in unrealized appreciation (depreciation)	+	81,689,418
Net realized and unrealized gains		103,279,837
Increase in net assets resulting from operations		$117,749,983
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$14,470,146	$11,139,189
Net realized gains		21,590,419	10,640,494
Net change in unrealized appreciation (depreciation)	+	81,689,418	83,991,078
Increase in net assets resulting from operations		$117,749,983	$105,770,761

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,326,670 )	($10,452,300 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,550,000	$148,418,403	7,650,000	$145,817,434
Shares redeemed	+	(1,750,000)	(39,629,674)	(1,200,000)	(22,410,331)
Net transactions in fund shares		4,800,000	$108,788,729	6,450,000	$123,407,103

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,300,000	$705,005,484	26,850,000	$486,279,920
Total increase	+	4,800,000	212,212,042	6,450,000	218,725,564
End of period		38,100,000	$917,217,526	33,300,000	$705,005,484

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25[1]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$21.54	$18.30	$18.99	$16.16	$12.56
Income (loss) from investment operations:
Net investment income (loss)[2]	0.70	0.39	0.37	0.34	0.33
Net realized and unrealized gains (losses)	3.41	3.23	(0.69)	2.81	3.62
Total from investment operations	4.11	3.62	(0.32)	3.15	3.95
Less distributions:
Distributions from net investment income	(1.02)	(0.38)	(0.37)	(0.32)	(0.35)
Net asset value at end of period	$24.63	$21.54	$18.30	$18.99	$16.16
Total return	16.42%	20.06%	(1.61%)	19.61%	32.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[3]	0.25%	0.25%
Net investment income (loss)	1.81%	2.05%	2.07%	1.84%	2.49%
Portfolio turnover rate[4]	10%	10%	12%	11%	13%
Net assets, end of period (x 1,000,000)	$18,138	$14,508	$10,373	$9,889	$5,863

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	177,769	2,814,083
Aptiv PLC *	36,253	2,360,796
Autoliv, Inc.	14,781	1,438,930
BorgWarner, Inc.	301,469	8,974,732
Dana, Inc.	363,998	5,412,650
Ford Motor Co.	5,801,916	55,408,298
General Motors Co.	2,317,001	113,834,259
Gentex Corp.	167,235	4,067,155
Goodyear Tire & Rubber Co. *	867,399	8,196,921
Harley-Davidson, Inc.	126,107	3,248,516
Lear Corp.	110,604	10,395,670
Tesla, Inc. *	168,706	49,427,484
Thor Industries, Inc.	78,148	7,767,130
		273,346,624

Banks 7.3%
Bank of America Corp.	4,786,479	220,656,682
Citigroup, Inc.	2,695,109	215,473,964
Citizens Financial Group, Inc.	376,356	17,225,814
Comerica, Inc.	163,166	10,496,469
Credicorp Ltd.	11,800	2,159,636
East West Bancorp, Inc.	52,177	4,927,074
Fifth Third Bancorp	440,419	19,145,014
First Citizens BancShares, Inc., Class A	1,944	3,981,429
First Horizon Corp.	282,903	6,093,731
Flagstar Financial, Inc.	314,652	3,775,824
Huntington Bancshares, Inc.	756,025	12,451,732
JPMorgan Chase & Co.	1,418,068	375,291,696
KeyCorp	891,668	15,443,690
M&T Bank Corp.	79,699	15,279,892
PNC Financial Services Group, Inc.	248,091	47,613,625
Popular, Inc.	16,159	1,622,848
Regions Financial Corp.	569,887	13,512,021
Synovus Financial Corp.	84,026	4,359,269
Truist Financial Corp.	866,532	40,163,758
U.S. Bancorp	1,110,636	52,088,828
Wells Fargo & Co.	3,064,958	240,047,510
Zions Bancorp NA	163,391	8,829,650
		1,330,640,156

Capital Goods 6.3%
3M Co.	444,236	68,909,888
A.O. Smith Corp.	57,533	3,824,794
Acuity Brands, Inc.	21,565	6,407,608
AECOM	76,508	7,654,625
AerCap Holdings NV	16,805	1,732,596
AGCO Corp.	70,554	6,841,621
Air Lease Corp.	76,045	3,644,076
Allegion PLC	7,623	981,156
Allison Transmission Holdings, Inc.	66,488	6,765,154
AMETEK, Inc.	51,392	9,728,506
Beacon Roofing Supply, Inc. *	42,307	4,883,074
Boeing Co. *	148,076	25,858,512
Boise Cascade Co.	48,274	5,004,083
Builders FirstSource, Inc. *	77,143	10,722,106
Carlisle Cos., Inc.	17,896	6,098,241
Carrier Global Corp.	280,699	18,189,295
Caterpillar, Inc.	184,202	63,356,278
CNH Industrial NV	192,267	2,476,399
Cummins, Inc.	89,230	32,852,701
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	12,278	3,949,341
Deere & Co.	113,497	54,568,223
Donaldson Co., Inc.	51,116	3,531,604
Dover Corp.	56,297	11,190,155
Eaton Corp. PLC	104,284	30,588,583
EMCOR Group, Inc.	19,625	8,024,859
Emerson Electric Co.	229,205	27,873,620
Everus Construction Group, Inc. *	29,078	1,209,645
Fastenal Co.	163,707	12,397,531
Fluor Corp. *	99,129	3,769,876
Fortive Corp.	85,575	6,806,635
Fortune Brands Innovations, Inc.	88,763	5,744,741
GE Vernova, Inc.	12,255	4,107,631
Generac Holdings, Inc. *	23,406	3,186,727
General Dynamics Corp.	126,392	31,926,619
General Electric Co.	133,888	27,712,138
Graco, Inc.	45,184	3,934,171
Honeywell International, Inc.	295,593	62,928,794
Howmet Aerospace, Inc.	93,910	12,828,106
Hubbell, Inc.	13,785	5,122,368
Huntington Ingalls Industries, Inc.	32,342	5,678,608
IDEX Corp.	21,502	4,178,484
Illinois Tool Works, Inc.	102,232	26,987,203
Ingersoll Rand, Inc.	61,468	5,211,257
ITT, Inc.	30,928	4,368,271
Johnson Controls International PLC	329,929	28,261,718
L3Harris Technologies, Inc.	115,542	23,814,362
Lennox International, Inc.	7,415	4,456,786
Lincoln Electric Holdings, Inc.	18,345	3,791,728
Lockheed Martin Corp.	127,835	57,573,049
Masco Corp.	118,491	8,908,153
MasTec, Inc. *	39,889	5,209,105
Middleby Corp. *	24,747	4,093,401
MSC Industrial Direct Co., Inc., Class A	7,949	638,782
Mueller Industries, Inc.	62,514	5,012,373
Nordson Corp.	14,800	3,112,292
Northrop Grumman Corp.	72,665	33,552,337
nVent Electric PLC	51,799	3,125,552
Oshkosh Corp.	58,707	6,005,726
Otis Worldwide Corp.	92,884	9,267,966
Owens Corning	59,372	9,145,663
PACCAR, Inc.	240,161	25,754,866
Parker-Hannifin Corp.	30,623	20,471,782
Pentair PLC	59,550	5,609,610
Quanta Services, Inc.	37,328	9,691,469
Regal Rexnord Corp.	33,472	4,331,277
Resideo Technologies, Inc. *	174,919	3,360,194
Rockwell Automation, Inc.	38,947	11,183,631
RTX Corp.	504,179	67,050,765
Rush Enterprises, Inc., Class A	72,880	4,250,362
Sensata Technologies Holding PLC	123,037	3,549,617
Snap-on, Inc.	27,524	9,390,363
Stanley Black & Decker, Inc.	146,023	12,635,370
Textron, Inc.	122,818	9,178,189
Timken Co.	45,737	3,704,697
Toro Co.	44,678	3,583,622
Trane Technologies PLC	13,935	4,928,810
TransDigm Group, Inc.	8,524	11,654,013
UFP Industries, Inc.	52,992	5,670,144
United Rentals, Inc.	26,032	16,720,874
Watsco, Inc.	11,356	5,727,171
WESCO International, Inc.	39,427	7,115,391
Westinghouse Air Brake Technologies Corp.	55,776	10,338,639
WW Grainger, Inc.	11,937	12,190,184
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	46,842	6,131,149
		1,133,947,085

Commercial & Professional Services 1.1%
ABM Industries, Inc.	76,715	4,167,926
Amentum Holdings, Inc. *	50,555	992,900
Automatic Data Processing, Inc.	88,529	27,902,570
Booz Allen Hamilton Holding Corp., Class A	36,206	3,840,008
Broadridge Financial Solutions, Inc.	27,709	6,683,965
CACI International, Inc., Class A *	10,659	3,569,166
Cintas Corp.	64,832	13,452,640
Concentrix Corp.	55,863	2,522,773
Copart, Inc. *	89,123	4,883,940
Equifax, Inc.	20,949	5,136,695
Genpact Ltd.	110,685	5,890,656
Jacobs Solutions, Inc.	68,490	8,774,254
KBR, Inc.	54,452	2,669,782
Leidos Holdings, Inc.	72,920	9,477,412
ManpowerGroup, Inc.	138,848	8,001,810
Maximus, Inc.	8,749	570,435
Paychex, Inc.	78,891	11,965,398
Republic Services, Inc.	53,988	12,796,236
Robert Half, Inc.	104,243	6,159,719
Science Applications International Corp.	35,098	3,467,331
SS&C Technologies Holdings, Inc.	88,971	7,922,868
TransUnion	47,486	4,389,131
Verisk Analytics, Inc.	28,525	8,469,358
Waste Management, Inc.	123,295	28,700,610
		192,407,583

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	79,623	3,948,505
Advance Auto Parts, Inc.	153,184	5,652,490
Amazon.com, Inc. *	1,335,007	283,395,286
American Eagle Outfitters, Inc.	40,199	526,205
Asbury Automotive Group, Inc. *	21,210	5,692,764
AutoNation, Inc. *	56,487	10,301,534
AutoZone, Inc. *	3,493	12,201,084
Bath & Body Works, Inc.	173,459	6,284,419
Best Buy Co., Inc.	310,735	27,938,184
Burlington Stores, Inc. *	17,142	4,274,015
CarMax, Inc. *	156,949	13,022,058
Dick's Sporting Goods, Inc.	35,591	8,011,534
eBay, Inc.	469,334	30,384,683
Foot Locker, Inc. *	261,618	4,531,224
Gap, Inc.	271,551	6,139,768
Genuine Parts Co.	81,792	10,214,185
Group 1 Automotive, Inc.	22,315	10,255,528
Home Depot, Inc.	351,522	139,413,625
Kohl's Corp. (a)	701,742	8,006,876
Lithia Motors, Inc.	35,782	12,324,752
LKQ Corp.	295,109	12,450,649
Lowe's Cos., Inc.	291,433	72,461,901
Macy's, Inc.	703,388	10,093,618
Murphy USA, Inc.	13,741	6,447,827
Nordstrom, Inc.	49,541	1,203,351
ODP Corp. *	132,160	2,056,410
O'Reilly Automotive, Inc. *	15,571	21,388,948
Penske Automotive Group, Inc.	23,769	4,010,543
Pool Corp.	12,067	4,187,249
QVC Group, Inc. *	2,406,388	803,012
Ross Stores, Inc.	95,094	13,343,590
TJX Cos., Inc.	332,725	41,510,771
Tractor Supply Co.	187,006	10,350,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	17,128	6,275,014
Williams-Sonoma, Inc.	56,459	10,985,792
		820,088,176

Consumer Durables & Apparel 1.4%
Brunswick Corp.	66,076	4,020,725
Capri Holdings Ltd. *	180,897	3,976,116
Carter's, Inc.	57,904	2,389,698
Deckers Outdoor Corp. *	31,873	4,441,821
DR Horton, Inc.	176,858	22,427,363
Garmin Ltd.	14,294	3,272,325
Hanesbrands, Inc. *	681,711	4,110,717
Hasbro, Inc.	87,572	5,701,813
KB Home	60,515	3,691,415
Leggett & Platt, Inc.	319,736	2,931,979
Lennar Corp., Class A	173,440	20,748,627
Lululemon Athletica, Inc. *	3,822	1,397,361
Meritage Homes Corp.	64,802	4,696,201
Mohawk Industries, Inc. *	74,139	8,718,005
Newell Brands, Inc.	714,802	4,589,029
NIKE, Inc., Class B	520,272	41,325,205
NVR, Inc. *	1,496	10,839,388
Polaris, Inc.	65,084	2,923,573
PulteGroup, Inc.	149,846	15,476,095
PVH Corp.	75,518	5,651,767
Ralph Lauren Corp.	24,220	6,567,011
Skechers USA, Inc., Class A *	69,417	4,233,743
Somnigroup International, Inc.	67,283	4,298,038
Tapestry, Inc.	167,675	14,322,799
Taylor Morrison Home Corp. *	99,683	6,144,460
Toll Brothers, Inc.	61,134	6,825,000
TopBuild Corp. *	2,167	663,947
Tri Pointe Homes, Inc. *	116,389	3,684,876
VF Corp.	580,268	14,466,081
Whirlpool Corp.	129,015	13,132,437
		247,667,615

Consumer Services 1.6%
Aramark	139,324	5,161,954
Booking Holdings, Inc.	8,272	41,492,435
Caesars Entertainment, Inc. *	106,731	3,545,604
Carnival Corp. *	388,906	9,306,521
Chipotle Mexican Grill, Inc. *	115,652	6,241,738
Darden Restaurants, Inc.	55,332	11,091,853
Domino's Pizza, Inc.	13,057	6,394,143
Expedia Group, Inc. *	34,654	6,860,106
H&R Block, Inc.	18,537	1,010,452
Hilton Worldwide Holdings, Inc.	43,220	11,451,571
Las Vegas Sands Corp.	141,913	6,344,930
Marriott International, Inc., Class A	55,185	15,476,633
Marriott Vacations Worldwide Corp.	38,719	2,920,961
McDonald's Corp.	212,030	65,375,210
MGM Resorts International *	303,005	10,532,454
Penn Entertainment, Inc. *	204,695	4,402,989
Service Corp. International	55,272	4,477,032
Starbucks Corp.	540,470	62,591,831
Travel & Leisure Co.	18,866	1,053,100
Vail Resorts, Inc.	17,497	2,781,848
Yum! Brands, Inc.	105,502	16,497,348
		295,010,713

Consumer Staples Distribution & Retail 3.8%
Albertsons Cos., Inc., Class A	342,569	7,207,652
Andersons, Inc.	11,633	497,660
BJ's Wholesale Club Holdings, Inc. *	52,757	5,342,174
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Casey's General Stores, Inc.	22,414	9,284,103
Costco Wholesale Corp.	121,909	127,834,996
Dollar General Corp.	251,332	18,643,808
Dollar Tree, Inc. *	183,077	13,338,990
Kroger Co.	921,087	59,704,859
Performance Food Group Co. *	135,811	11,562,948
SpartanNash Co.	39,032	788,056
Sprouts Farmers Market, Inc. *	54,171	8,038,976
Sysco Corp.	236,503	17,865,437
Target Corp.	457,627	56,855,578
U.S. Foods Holding Corp. *	204,444	14,654,546
United Natural Foods, Inc. *	60,782	1,932,260
Walgreens Boots Alliance, Inc.	4,726,135	50,475,122
Walmart, Inc.	2,971,683	293,037,661
		697,064,826

Energy 7.1%
Antero Resources Corp. *	166,757	6,119,982
APA Corp.	317,318	6,568,483
Baker Hughes Co.	612,351	27,304,731
Cheniere Energy, Inc.	55,327	12,645,539
Chevron Corp.	1,504,572	238,655,211
CNX Resources Corp. *	34,070	984,623
ConocoPhillips	1,012,248	100,364,389
Coterra Energy, Inc.	373,800	10,088,862
Delek U.S. Holdings, Inc.	151,221	2,464,902
Devon Energy Corp.	493,667	17,880,619
Diamondback Energy, Inc.	53,999	8,583,681
EOG Resources, Inc.	336,322	42,692,715
EQT Corp.	191,970	9,247,195
Expand Energy Corp.	163,224	16,139,589
Exxon Mobil Corp.	3,107,503	345,958,309
Halliburton Co.	418,854	11,045,180
Hess Corp.	80,024	11,918,774
HF Sinclair Corp.	276,544	9,753,707
Kinder Morgan, Inc.	1,445,072	39,161,451
Marathon Petroleum Corp.	508,749	76,403,925
Murphy Oil Corp.	127,793	3,385,237
NOV, Inc.	262,703	3,919,529
Occidental Petroleum Corp.	439,624	21,471,236
ONEOK, Inc.	220,091	22,094,935
Ovintiv, Inc.	255,248	11,093,078
PBF Energy, Inc., Class A	265,999	5,700,359
Peabody Energy Corp.	188,344	2,597,264
Phillips 66	531,083	68,876,154
Schlumberger NV	546,184	22,754,025
SM Energy Co.	88,621	2,898,793
Targa Resources Corp.	59,015	11,904,506
TechnipFMC PLC	38,595	1,136,237
Valero Energy Corp.	545,272	71,283,408
Williams Cos., Inc.	509,039	29,615,889
World Kinect Corp.	521,483	15,613,201
		1,288,325,718

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	52,861	5,405,566
American Tower Corp.	109,050	22,422,861
AvalonBay Communities, Inc.	38,944	8,808,354
Brixmor Property Group, Inc.	140,786	3,936,377
BXP, Inc.	105,375	7,474,249
Camden Property Trust	32,929	4,085,172
Crown Castle, Inc.	170,009	15,997,847
Digital Realty Trust, Inc.	79,878	12,486,529
Equinix, Inc.	17,071	15,442,768
Equity Residential	126,805	9,405,127
Essex Property Trust, Inc.	18,341	5,714,505
SECURITY	NUMBER OF SHARES	VALUE ($)
Extra Space Storage, Inc.	31,338	4,780,925
Gaming & Leisure Properties, Inc.	73,352	3,678,603
Healthpeak Properties, Inc.	265,603	5,434,237
Host Hotels & Resorts, Inc.	408,811	6,594,121
Invitation Homes, Inc.	148,511	5,050,859
Iron Mountain, Inc.	88,947	8,287,192
Kimco Realty Corp.	204,006	4,508,533
Lamar Advertising Co., Class A	31,483	3,911,133
Medical Properties Trust, Inc. (a)	765,324	4,515,412
Mid-America Apartment Communities, Inc.	38,097	6,404,868
Millrose Properties, Inc., Class A *	86,363	1,974,258
Park Hotels & Resorts, Inc.	283,501	3,481,392
Prologis, Inc.	123,202	15,267,192
Public Storage	29,848	9,062,450
Realty Income Corp.	118,725	6,770,887
Regency Centers Corp.	56,215	4,311,690
SBA Communications Corp.	17,366	3,784,051
Simon Property Group, Inc.	98,646	18,357,034
SL Green Realty Corp.	24,831	1,602,593
Sun Communities, Inc.	36,601	4,983,226
UDR, Inc.	95,249	4,303,350
Ventas, Inc.	207,751	14,372,214
VICI Properties, Inc.	152,614	4,958,429
Vornado Realty Trust	167,647	7,047,880
Welltower, Inc.	128,491	19,724,653
Weyerhaeuser Co.	574,821	17,302,112
WP Carey, Inc.	68,033	4,368,399
		306,017,048

Financial Services 8.8%
Affiliated Managers Group, Inc.	35,208	6,015,287
Ally Financial, Inc.	467,706	17,351,893
American Express Co.	201,422	60,619,965
Ameriprise Financial, Inc.	43,659	23,457,981
Annaly Capital Management, Inc.	232,951	5,115,604
Apollo Global Management, Inc.	15,464	2,308,311
Bank of New York Mellon Corp.	563,713	50,142,271
Berkshire Hathaway, Inc., Class B *	822,927	422,844,580
Blackrock, Inc.	46,036	45,013,080
Blackstone, Inc.	117,856	18,993,673
Block, Inc. *	66,952	4,371,966
Bread Financial Holdings, Inc.	153,954	8,313,516
Capital One Financial Corp.	440,476	88,337,462
Carlyle Group, Inc.	115,682	5,765,591
Cboe Global Markets, Inc.	4,463	940,800
Charles Schwab Corp. (b)	288,936	22,979,080
CME Group, Inc.	65,657	16,661,777
Corebridge Financial, Inc.	275,317	9,547,994
Corpay, Inc. *	26,369	9,678,741
Discover Financial Services	242,616	47,356,217
Equitable Holdings, Inc.	184,393	10,145,303
Evercore, Inc., Class A	23,037	5,570,347
Fidelity National Information Services, Inc.	201,599	14,337,721
Fiserv, Inc. *	110,828	26,121,051
Franklin Resources, Inc.	395,452	8,007,903
Global Payments, Inc.	148,551	15,639,449
Goldman Sachs Group, Inc.	174,620	108,664,280
Intercontinental Exchange, Inc.	122,180	21,165,241
Invesco Ltd.	516,777	8,986,752
Jack Henry & Associates, Inc.	23,189	4,025,379
Jackson Financial, Inc., Class A	75,839	6,949,128
Janus Henderson Group PLC	114,472	4,830,718
Jefferies Financial Group, Inc.	119,169	7,888,988
KKR & Co., Inc.	126,405	17,139,254
Lazard, Inc., Class A	23,159	1,161,424
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LPL Financial Holdings, Inc.	24,246	9,013,208
Mastercard, Inc., Class A	99,011	57,061,029
MGIC Investment Corp.	169,221	4,164,529
Moody's Corp.	25,964	13,084,298
Morgan Stanley	617,019	82,131,399
MSCI, Inc.	8,903	5,257,311
Nasdaq, Inc.	72,686	6,016,947
Navient Corp.	240,314	3,438,893
Northern Trust Corp.	124,386	13,709,825
OneMain Holdings, Inc.	199,967	10,746,227
PayPal Holdings, Inc. *	461,712	32,804,638
Raymond James Financial, Inc.	57,806	8,940,854
Rithm Capital Corp.	395,340	4,803,381
S&P Global, Inc.	54,853	29,277,240
SEI Investments Co.	65,502	5,243,435
SLM Corp.	283,353	8,554,427
Starwood Property Trust, Inc.	206,538	4,238,160
State Street Corp.	182,800	18,139,244
Synchrony Financial	839,804	50,959,307
T. Rowe Price Group, Inc.	196,327	20,755,690
Visa, Inc., Class A	216,023	78,353,702
Voya Financial, Inc.	64,705	4,675,583
Western Union Co.	594,025	6,433,291
		1,604,251,345

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	1,186,115	66,244,523
Archer-Daniels-Midland Co.	828,175	39,089,860
Brown-Forman Corp., Class B	92,442	3,060,755
Bunge Global SA	251,580	18,664,720
Campbell's Co.	126,570	5,070,394
Coca-Cola Co.	1,019,716	72,613,976
Coca-Cola Europacific Partners PLC	22,616	1,950,856
Conagra Brands, Inc.	406,458	10,380,937
Constellation Brands, Inc., Class A	57,727	10,131,089
Darling Ingredients, Inc. *	120,358	4,343,720
Flowers Foods, Inc.	146,934	2,753,543
General Mills, Inc.	347,060	21,038,777
Hershey Co.	43,552	7,521,866
Hormel Foods Corp.	204,974	5,868,406
Ingredion, Inc.	54,770	7,153,510
J.M. Smucker Co.	94,124	10,403,526
Kellanova	141,991	11,771,054
Keurig Dr. Pepper, Inc.	417,154	13,983,002
Kraft Heinz Co.	583,204	17,910,195
Lamb Weston Holdings, Inc.	48,309	2,505,788
McCormick & Co., Inc. - Non Voting Shares	87,487	7,227,301
Molson Coors Beverage Co., Class B	167,493	10,265,646
Mondelez International, Inc., Class A	585,500	37,606,665
Monster Beverage Corp. *	162,829	8,898,605
PepsiCo, Inc.	483,929	74,268,584
Philip Morris International, Inc.	649,240	100,813,987
Post Holdings, Inc. *	32,393	3,676,929
Tyson Foods, Inc., Class A	583,556	35,795,325
		611,013,539

Health Care Equipment & Services 5.6%
Abbott Laboratories	564,932	77,966,265
Align Technology, Inc. *	20,030	3,746,211
Baxter International, Inc.	393,691	13,586,276
Becton Dickinson & Co.	93,614	21,112,765
Boston Scientific Corp. *	176,951	18,365,744
Cardinal Health, Inc.	100,029	12,951,755
Cencora, Inc.	18,286	4,636,232
Centene Corp. *	680,138	39,556,826
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	1,266	760,613
Cigna Group	286,971	88,630,993
Community Health Systems, Inc. *	185,377	557,985
Cooper Cos., Inc. *	46,476	4,200,501
CVS Health Corp.	2,525,797	165,995,379
DaVita, Inc. *	60,887	9,003,970
DENTSPLY SIRONA, Inc.	166,007	2,747,416
Edwards Lifesciences Corp. *	134,170	9,609,255
Elevance Health, Inc.	178,341	70,779,976
Encompass Health Corp.	41,236	4,129,373
GE HealthCare Technologies, Inc.	277,099	24,204,598
HCA Healthcare, Inc.	107,047	32,788,496
Henry Schein, Inc. *	121,505	8,769,016
Hologic, Inc. *	100,570	6,375,132
Humana, Inc.	143,136	38,706,837
IDEXX Laboratories, Inc. *	10,375	4,535,016
Intuitive Surgical, Inc. *	27,712	15,883,133
Labcorp Holdings, Inc.	90,915	22,823,302
McKesson Corp.	31,303	20,042,059
Medtronic PLC	173,143	15,932,619
Molina Healthcare, Inc. *	29,859	8,991,142
Quest Diagnostics, Inc.	81,440	14,080,976
ResMed, Inc.	26,117	6,098,842
Solventum Corp. *	33,174	2,645,627
STERIS PLC	24,812	5,440,279
Stryker Corp.	59,870	23,121,195
Teleflex, Inc.	18,168	2,411,802
Tenet Healthcare Corp. *	68,779	8,706,734
UnitedHealth Group, Inc.	379,133	180,073,010
Universal Health Services, Inc., Class B	67,997	11,916,474
Zimmer Biomet Holdings, Inc.	85,185	8,886,499
		1,010,770,323

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	69,337	7,710,274
Clorox Co.	42,648	6,669,721
Colgate-Palmolive Co.	245,248	22,359,260
Estee Lauder Cos., Inc., Class A	128,529	9,242,520
Kenvue, Inc.	620,321	14,639,576
Kimberly-Clark Corp.	136,547	19,391,039
Procter & Gamble Co.	858,008	149,156,111
		229,168,501

Insurance 3.4%
Aflac, Inc.	325,245	35,604,570
Allstate Corp.	228,517	45,509,160
American Financial Group, Inc.	61,210	7,729,599
American International Group, Inc.	671,677	55,708,890
Aon PLC, Class A	61,270	25,066,782
Arch Capital Group Ltd.	23,813	2,212,466
Arthur J Gallagher & Co.	30,540	10,314,580
Assurant, Inc.	24,112	5,012,644
Brown & Brown, Inc.	39,127	4,638,115
Chubb Ltd.	160,717	45,881,489
Cincinnati Financial Corp.	83,216	12,300,157
CNO Financial Group, Inc.	156,420	6,521,150
Everest Group Ltd.	3,873	1,368,021
Fidelity National Financial, Inc.	183,448	11,837,899
First American Financial Corp.	118,783	7,802,855
Genworth Financial, Inc., Class A *	806,642	5,606,162
Globe Life, Inc.	60,818	7,750,038
Hanover Insurance Group, Inc.	27,432	4,677,979
Hartford Insurance Group, Inc.	207,938	24,594,907
Lincoln National Corp.	243,657	9,502,623
Loews Corp.	103,410	8,962,545
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Markel Group, Inc. *	5,132	9,922,414
Marsh & McLennan Cos., Inc.	116,930	27,810,631
MetLife, Inc.	541,349	46,653,457
Old Republic International Corp.	223,523	8,607,871
Primerica, Inc.	15,284	4,432,360
Principal Financial Group, Inc.	197,215	17,560,024
Progressive Corp.	148,568	41,896,176
Prudential Financial, Inc.	302,842	34,857,114
Reinsurance Group of America, Inc.	29,226	5,923,818
Travelers Cos., Inc.	207,319	53,589,888
Unum Group	133,975	11,024,803
W.R. Berkley Corp.	100,798	6,358,338
Willis Towers Watson PLC	39,250	13,331,262
		620,570,787

Materials 3.5%
Air Products & Chemicals, Inc.	72,970	23,069,465
Albemarle Corp.	61,421	4,731,260
Alcoa Corp.	250,773	8,338,202
Amcor PLC	829,174	8,391,241
AptarGroup, Inc.	24,348	3,573,069
Avery Dennison Corp.	34,583	6,500,566
Axalta Coating Systems Ltd. *	109,433	3,962,569
Ball Corp.	177,274	9,340,567
Berry Global Group, Inc.	119,045	8,591,478
Celanese Corp.	97,857	4,984,836
CF Industries Holdings, Inc.	157,322	12,746,228
Chemours Co.	245,612	3,671,899
Cleveland-Cliffs, Inc. *	616,413	6,681,917
Commercial Metals Co.	106,577	5,162,590
Corteva, Inc.	295,258	18,595,349
CRH PLC	184,308	18,895,256
Crown Holdings, Inc.	82,182	7,365,973
Dow, Inc.	842,213	32,096,737
DuPont de Nemours, Inc.	385,823	31,548,747
Eagle Materials, Inc.	13,971	3,160,380
Eastman Chemical Co.	136,111	13,318,461
Ecolab, Inc.	60,005	16,141,945
FMC Corp.	95,375	3,519,337
Freeport-McMoRan, Inc.	587,372	21,679,901
Graphic Packaging Holding Co.	197,706	5,274,796
Huntsman Corp.	360,133	6,097,052
International Flavors & Fragrances, Inc.	100,511	8,222,805
International Paper Co.	499,794	28,163,392
Linde PLC	137,454	64,197,891
Louisiana-Pacific Corp.	52,472	5,229,884
LyondellBasell Industries NV, Class A	333,877	25,651,770
Magnera Corp. *	23,358	481,408
Martin Marietta Materials, Inc.	13,440	6,493,402
Mosaic Co.	529,238	12,659,373
Newmont Corp.	548,066	23,479,147
Nucor Corp.	265,624	36,515,331
O-I Glass, Inc. *	303,531	3,481,501
Olin Corp.	169,753	4,310,029
Packaging Corp. of America	53,360	11,370,482
PPG Industries, Inc.	128,007	14,492,953
Reliance, Inc.	54,361	16,153,915
RPM International, Inc.	49,110	6,084,238
Sealed Air Corp.	132,641	4,533,669
Sherwin-Williams Co.	38,201	13,839,076
Smurfit WestRock PLC	205,925	10,722,515
Sonoco Products Co.	96,911	4,634,284
Steel Dynamics, Inc.	151,770	20,499,574
U.S. Steel Corp.	367,255	14,770,996
Vulcan Materials Co.	29,633	7,328,537
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	23,612	2,651,628
		633,407,621

Media & Entertainment 6.7%
Alphabet, Inc., Class A	1,404,333	239,129,823
Alphabet, Inc., Class C	1,172,823	201,983,577
Charter Communications, Inc., Class A *	159,789	58,094,487
Comcast Corp., Class A	3,601,031	129,204,992
Electronic Arts, Inc.	98,805	12,757,702
Fox Corp., Class A	363,965	20,964,384
Interpublic Group of Cos., Inc.	250,536	6,864,686
Meta Platforms, Inc., Class A	517,548	345,825,574
Netflix, Inc. *	35,937	35,238,385
News Corp., Class A	268,722	7,690,824
Nexstar Media Group, Inc.	38,747	6,554,055
Omnicom Group, Inc.	135,834	11,241,622
Paramount Global, Class B (a)	1,858,312	21,110,424
Take-Two Interactive Software, Inc. *	30,278	6,418,330
TEGNA, Inc.	253,050	4,605,510
Walt Disney Co.	780,766	88,851,171
Warner Bros Discovery, Inc. *	1,706,898	19,561,051
		1,216,096,597

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	530,706	110,933,475
Agilent Technologies, Inc.	80,244	10,264,813
Amgen, Inc.	233,967	72,075,874
Avantor, Inc. *	216,370	3,613,379
Biogen, Inc. *	112,938	15,867,789
Bristol-Myers Squibb Co.	1,498,260	89,326,261
Charles River Laboratories International, Inc. *	3,064	506,510
Danaher Corp.	118,182	24,553,492
Eli Lilly & Co.	44,987	41,416,382
Gilead Sciences, Inc.	717,233	81,986,904
GRAIL, Inc. *(a)	2,892	111,516
ICON PLC *	3,185	605,214
Illumina, Inc. *	33,104	2,937,649
IQVIA Holdings, Inc. *	60,221	11,369,725
Jazz Pharmaceuticals PLC *	6,268	899,646
Johnson & Johnson	1,122,258	185,195,015
Merck & Co., Inc.	856,620	79,023,195
Mettler-Toledo International, Inc. *	4,549	5,789,603
Moderna, Inc. *	189,176	5,856,889
Organon & Co.	520,797	7,765,083
Perrigo Co. PLC	37,507	1,087,703
Pfizer, Inc.	5,318,893	140,578,342
Regeneron Pharmaceuticals, Inc.	25,249	17,642,486
Revvity, Inc.	43,225	4,847,684
Thermo Fisher Scientific, Inc.	90,327	47,779,370
Vertex Pharmaceuticals, Inc. *	28,663	13,752,221
Viatris, Inc.	1,446,953	13,355,376
Waters Corp. *	17,615	6,646,844
West Pharmaceutical Services, Inc.	12,013	2,791,101
Zoetis, Inc.	79,968	13,373,848
		1,011,953,389

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	142,509	494,506
CBRE Group, Inc., Class A *	171,608	24,358,040
Jones Lang LaSalle, Inc. *	55,061	14,970,535
		39,823,081

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	134,873	13,468,418
Analog Devices, Inc.	114,711	26,390,413
Applied Materials, Inc.	240,073	37,948,339
Broadcom, Inc.	578,267	115,323,788
First Solar, Inc. *	4,483	610,495
Intel Corp.	7,194,639	170,728,783
KLA Corp.	23,212	16,453,594
Lam Research Corp.	386,628	29,669,833
Marvell Technology, Inc.	85,130	7,816,637
Microchip Technology, Inc.	151,629	8,924,883
Micron Technology, Inc.	663,093	62,085,397
MKS Instruments, Inc.	29,680	2,725,218
NVIDIA Corp.	420,207	52,492,258
NXP Semiconductors NV	19,188	4,136,741
ON Semiconductor Corp. *	117,101	5,509,602
Qorvo, Inc. *	94,573	6,874,511
QUALCOMM, Inc.	472,740	74,300,546
Skyworks Solutions, Inc.	95,043	6,335,566
Teradyne, Inc.	64,686	7,106,404
Texas Instruments, Inc.	292,274	57,282,781
		706,184,207

Software & Services 4.9%
Accenture PLC, Class A	189,726	66,119,511
Adobe, Inc. *	72,999	32,014,441
Akamai Technologies, Inc. *	69,382	5,597,740
Amdocs Ltd.	85,660	7,473,835
ANSYS, Inc. *	10,772	3,589,769
ASGN, Inc. *	39,936	2,690,888
Autodesk, Inc. *	19,656	5,389,872
Cadence Design Systems, Inc. *	21,217	5,314,859
Check Point Software Technologies Ltd. *	8,612	1,896,879
Cognizant Technology Solutions Corp., Class A	423,323	35,275,506
Dropbox, Inc., Class A *	23,483	610,088
DXC Technology Co. *	436,407	8,016,797
EPAM Systems, Inc. *	17,337	3,573,849
Fortinet, Inc. *	66,632	7,196,922
Gartner, Inc. *	11,264	5,613,076
Gen Digital, Inc.	240,891	6,583,551
GoDaddy, Inc., Class A *	25,275	4,536,863
International Business Machines Corp.	442,599	111,729,692
Intuit, Inc.	29,123	17,876,862
Kyndryl Holdings, Inc. *	272,944	10,393,708
Microsoft Corp.	1,064,856	422,737,183
Oracle Corp.	453,306	75,275,994
Palo Alto Networks, Inc. *	29,186	5,557,890
Roper Technologies, Inc.	17,509	10,234,010
Salesforce, Inc.	84,430	25,147,475
ServiceNow, Inc. *	926	860,958
Synopsys, Inc. *	11,077	5,065,291
VeriSign, Inc. *	3,359	799,039
		887,172,548

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	212,595	14,158,827
Apple, Inc.	3,476,402	840,733,060
Arista Networks, Inc. *	60,678	5,646,088
Arrow Electronics, Inc. *	127,231	13,749,854
Avnet, Inc.	249,599	12,614,733
CDW Corp.	47,421	8,450,422
Ciena Corp. *	80,515	6,406,578
SECURITY	NUMBER OF SHARES	VALUE ($)
Cisco Systems, Inc.	2,532,197	162,339,150
Coherent Corp. *	37,257	2,801,354
Corning, Inc.	497,627	24,955,994
Dell Technologies, Inc., Class C	48,813	5,016,024
F5, Inc. *	23,234	6,794,319
Flex Ltd. *	271,636	10,292,288
Hewlett Packard Enterprise Co.	1,709,527	33,865,730
HP, Inc.	1,015,902	31,360,895
Insight Enterprises, Inc. *	22,924	3,527,545
Jabil, Inc.	88,251	13,671,845
Juniper Networks, Inc.	219,810	7,957,122
Keysight Technologies, Inc. *	47,093	7,512,746
Motorola Solutions, Inc.	22,843	10,055,945
NetApp, Inc.	100,456	10,026,513
Sandisk Corp. *	107,329	5,028,348
Sanmina Corp. *	74,799	6,127,534
Seagate Technology Holdings PLC	153,067	15,599,058
TD SYNNEX Corp.	48,567	6,677,477
TE Connectivity PLC	133,957	20,633,397
Teledyne Technologies, Inc. *	10,721	5,521,529
Trimble, Inc. *	80,712	5,809,650
Vishay Intertechnology, Inc.	29,843	511,509
Western Digital Corp. *	321,986	15,754,775
Xerox Holdings Corp.	487,501	3,232,132
Zebra Technologies Corp., Class A *	17,318	5,456,036
		1,322,288,477

Telecommunication Services 3.4%
AT&T, Inc.	9,687,943	265,546,518
Frontier Communications Parent, Inc. *	199,784	7,190,226
Liberty Global Ltd., Class C *	885,272	10,720,644
Liberty Latin America Ltd., Class C *	89,729	602,082
Lumen Technologies, Inc. *	10,478,185	49,457,033
Sunrise Communications AG, Class A, ADR *	177,366	8,165,931
Telephone & Data Systems, Inc.	257,456	9,294,162
T-Mobile U.S., Inc.	181,824	49,036,114
Verizon Communications, Inc.	5,013,072	216,063,403
		616,076,113

Transportation 2.0%
Alaska Air Group, Inc. *	78,572	5,679,184
American Airlines Group, Inc. *	221,565	3,179,458
Avis Budget Group, Inc. *	62,531	4,940,574
CH Robinson Worldwide, Inc.	126,125	12,816,823
CSX Corp.	1,127,788	36,100,494
Delta Air Lines, Inc.	78,423	4,714,791
Expeditors International of Washington, Inc.	89,889	10,549,373
FedEx Corp.	200,126	52,613,126
GXO Logistics, Inc. *	67,329	2,654,109
Hertz Global Holdings, Inc. *	935,639	3,901,615
Hub Group, Inc., Class A	79,133	3,252,366
JB Hunt Transport Services, Inc.	49,415	7,965,204
Knight-Swift Transportation Holdings, Inc.	149,105	7,520,856
Landstar System, Inc.	26,409	4,193,749
Matson, Inc.	26,061	3,754,608
Norfolk Southern Corp.	141,311	34,727,178
Old Dominion Freight Line, Inc.	47,986	8,469,529
Ryder System, Inc.	74,351	12,228,509
Southwest Airlines Co.	138,436	4,299,822
Uber Technologies, Inc. *	91,418	6,948,682
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co., Non Voting Shares	58,139	3,578,456
Union Pacific Corp.	277,065	68,349,165
United Parcel Service, Inc., Class B	448,538	53,389,478
Werner Enterprises, Inc.	92,029	2,996,464
ZIM Integrated Shipping Services Ltd. (a)	132,229	2,673,670
		361,497,283

Utilities 3.5%
AES Corp.	718,132	8,323,150
Alliant Energy Corp.	128,392	8,285,136
Ameren Corp.	142,651	14,487,636
American Electric Power Co., Inc.	303,095	32,143,225
American Water Works Co., Inc.	59,122	8,038,818
Atmos Energy Corp.	50,288	7,650,313
CenterPoint Energy, Inc.	391,567	13,462,073
CMS Energy Corp.	159,098	11,622,109
Consolidated Edison, Inc.	227,303	23,075,801
Constellation Energy Corp.	72,892	18,262,726
Dominion Energy, Inc.	554,408	31,390,581
DTE Energy Co.	110,762	14,808,879
Duke Energy Corp.	484,450	56,918,030
Edison International	211,391	11,508,126
Entergy Corp.	277,826	24,256,988
Essential Utilities, Inc.	17,449	662,713
Evergy, Inc.	208,973	14,400,329
Eversource Energy	245,779	15,486,535
Exelon Corp.	826,531	36,532,670
FirstEnergy Corp.	391,602	15,182,409
MDU Resources Group, Inc.	143,537	2,476,013
National Fuel Gas Co.	59,903	4,504,706
NextEra Energy, Inc.	580,908	40,762,314
NiSource, Inc.	228,289	9,316,474
NRG Energy, Inc.	183,350	19,381,928
OGE Energy Corp.	130,681	6,047,917
PG&E Corp.	241,070	3,939,084
Pinnacle West Capital Corp.	84,890	7,855,721
Portland General Electric Co.	75,231	3,372,606
PPL Corp.	578,715	20,376,555
Public Service Enterprise Group, Inc.	215,386	17,478,574
Sempra	258,910	18,530,189
Southern Co.	532,971	47,855,466
UGI Corp.	375,985	12,843,648
Vistra Corp.	153,580	20,527,503
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	156,285	16,674,047
Xcel Energy, Inc.	332,712	23,988,535
		642,429,527
Total Common Stocks (Cost $13,893,873,456)		18,097,218,882

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)	10,261,980	10,261,980
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (c)(d)	29,977,990	29,977,990
		40,239,970
Total Short-Term Investments (Cost $40,239,970)		40,239,970
Total Investments in Securities (Cost $13,934,113,426)		18,137,458,852

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	140	41,742,750	(715,519)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,581,909.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$15,600,142	$5,443,513	($1,645,738 )	($110,439 )	$3,691,602	$22,979,080	288,936	$279,701

Transportation 0.0%
Daseke, Inc.	—	2,707,756	(2,724,143)	16,387	—	—	—	—
Total	$15,600,142	$8,151,269	($4,369,881 )	($94,052 )	$3,691,602	$22,979,080		$279,701
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,097,218,882	$—	$—	$18,097,218,882
Short-Term Investments[1]	40,239,970	—	—	40,239,970
Liabilities
Futures Contracts[2]	(715,519)	—	—	(715,519)
Total	$18,136,743,333	$—	$—	$18,136,743,333

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $17,492,482)		$22,979,080
Investments in securities, at value - unaffiliated issuers (cost $13,916,620,944) including securities on loan of $29,581,909		18,114,479,772
Cash		11,955
Deposit with broker for futures contracts		2,031,728
Receivables:
Dividends		31,710,161
Variation margin on future contracts		594,348
Foreign tax reclaims		34,060
Income from securities on loan	+	14,073
Total assets		18,171,855,177

Liabilities
Collateral held for securities on loan		29,977,990
Payables:
Management fees	+	3,467,071
Total liabilities		33,445,061
Net assets		$18,138,410,116

Net Assets by Source
Capital received from investors		$14,645,438,316
Total distributable earnings	+	3,492,971,800
Net assets		$18,138,410,116

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,138,410,116		736,300,000		$24.63

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $414,043)		$337,225,574
Dividends received from securities - affiliated issuers		279,701
Other Interest		76,890
Securities on loan, net	+	407,165
Total investment income		337,989,330

Expenses
Management fees		41,277,998
Total expenses	–	41,277,998
Net investment income		296,711,332

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(201,164)
Net realized losses on sales of securities - unaffiliated issuers		(138,014,485)
Net realized gains on sales of in-kind redemptions - affiliated issuers		107,112
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		662,003,929
Net realized gains on futures contracts	+	4,430,637
Net realized gains		528,326,029
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,691,602
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,642,505,966
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,151,732)
Net change in unrealized appreciation (depreciation)	+	1,645,045,836
Net realized and unrealized gains		2,173,371,865
Increase in net assets resulting from operations		$2,470,083,197
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$296,711,332	$242,156,848
Net realized gains		528,326,029	173,018,677
Net change in unrealized appreciation (depreciation)	+	1,645,045,836	1,881,532,599
Increase in net assets resulting from operations		$2,470,083,197	$2,296,708,124

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($293,269,930 )	($228,247,615 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		114,750,000	$2,638,592,951	136,950,000	$2,651,107,570
Shares redeemed	+	(51,950,000)	(1,185,208,710)	(30,150,000)	(584,267,432)
Net transactions in fund shares		62,800,000	$1,453,384,241	106,800,000	$2,066,840,138

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		673,500,000	$14,508,212,608	566,700,000	$10,372,911,961
Total increase	+	62,800,000	3,630,197,508	106,800,000	4,135,300,647
End of period		736,300,000	$18,138,410,116	673,500,000	$14,508,212,608

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25[1]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$27.64	$25.59	$26.51	$24.38	$17.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.56	0.37	0.38	0.33	0.25
Net realized and unrealized gains (losses)	1.66	2.06	(0.98)	2.12	7.04
Total from investment operations	2.22	2.43	(0.60)	2.45	7.29
Less distributions:
Distributions from net investment income	(0.75)	(0.38)	(0.32)	(0.32)	(0.28)
Net asset value at end of period	$29.11	$27.64	$25.59	$26.51	$24.38
Total return	6.98%	9.66%	(2.13%)	10.06%	42.73%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[3]	0.25%	0.25%
Net investment income (loss)	1.34%	1.48%	1.54%	1.21%	1.40%
Portfolio turnover rate[4]	26%	21%	24%	25%	24%
Net assets, end of period (x 1,000,000)	$9,082	$7,958	$6,433	$4,843	$4,086

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	433,763	2,151,465
Cooper-Standard Holdings, Inc. *	114,246	1,729,684
Dorman Products, Inc. *	84,020	11,045,269
Fox Factory Holding Corp. *	203,840	5,652,483
Gentherm, Inc. *	183,185	6,059,760
LCI Industries	178,171	18,497,713
Modine Manufacturing Co. *	100,794	8,523,141
Patrick Industries, Inc.	206,144	18,676,646
Phinia, Inc.	316,226	15,593,104
Standard Motor Products, Inc.	46,494	1,326,474
Stoneridge, Inc. *	54,123	304,171
Visteon Corp. *	114,723	9,948,779
Winnebago Industries, Inc.	316,277	12,780,754
		112,289,443

Banks 9.3%
1st Source Corp.	15,324	994,528
Ameris Bancorp	181,011	11,689,690
Associated Banc-Corp.	752,526	18,700,271
Atlantic Union Bankshares Corp.	204,857	7,307,249
Axos Financial, Inc. *	118,389	7,908,385
BancFirst Corp.	8,628	1,029,838
Bancorp, Inc. *	3,959	220,991
Bank of Hawaii Corp.	166,969	12,058,501
Bank of NT Butterfield & Son Ltd.	61,353	2,380,496
Bank OZK	433,215	20,798,652
BankUnited, Inc.	667,295	25,076,946
Banner Corp.	154,621	10,665,757
Berkshire Hills Bancorp, Inc.	9,488	270,313
BOK Financial Corp.	87,000	9,479,520
Brookline Bancorp, Inc.	90,246	1,064,903
Cadence Bank	561,998	18,635,854
Capitol Federal Financial, Inc.	219,824	1,301,358
Cathay General Bancorp	316,761	14,871,929
Central Pacific Financial Corp.	45,133	1,310,662
City Holding Co.	35,334	4,204,393
Columbia Banking System, Inc.	503,851	13,467,937
Commerce Bancshares, Inc.	293,802	19,111,820
Community Financial System, Inc.	155,080	9,815,013
ConnectOne Bancorp, Inc.	37,874	966,923
Cullen/Frost Bankers, Inc.	156,942	21,505,762
Customers Bancorp, Inc. *	118,955	6,423,570
CVB Financial Corp.	485,407	9,790,659
Eagle Bancorp, Inc.	57,116	1,328,518
Eastern Bankshares, Inc.	364,046	6,512,783
Enterprise Financial Services Corp.	101,158	5,976,415
FB Financial Corp.	5,086	256,945
First BanCorp	130,649	2,543,736
First Bancorp/Southern Pines NC	107,717	4,519,805
First Busey Corp.	224,884	5,394,967
First Commonwealth Financial Corp.	348,389	5,727,515
First Financial Bancorp	376,388	10,316,795
First Financial Bankshares, Inc.	213,821	8,052,499
First Hawaiian, Inc.	684,652	18,423,985
First Interstate BancSystem, Inc., Class A	348,003	10,683,692
First Merchants Corp.	206,632	9,050,482
FNB Corp.	1,353,749	20,089,635
Fulton Financial Corp.	617,208	12,233,063
Glacier Bancorp, Inc.	281,449	13,745,969
SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	332,504	18,995,954
Hanmi Financial Corp.	42,507	1,020,593
Heritage Financial Corp.	39,239	991,570
Hilltop Holdings, Inc.	357,093	11,423,405
Home BancShares, Inc.	423,353	12,679,422
HomeStreet, Inc. *	112,560	1,130,102
Hope Bancorp, Inc.	817,180	8,923,606
Independent Bank Corp.	127,502	8,741,537
International Bancshares Corp.	152,565	10,221,855
Kearny Financial Corp.	100,217	700,517
Lakeland Financial Corp.	57,759	3,835,775
Midland States Bancorp, Inc.	6,514	126,241
National Bank Holdings Corp., Class A	5,248	219,734
NBT Bancorp, Inc.	141,871	6,774,340
Nicolet Bankshares, Inc.	2,019	242,018
Northwest Bancshares, Inc.	551,473	6,959,589
NU Holdings Ltd., Class A *	26,032	279,844
OceanFirst Financial Corp.	57,583	1,037,070
OFG Bancorp	38,435	1,633,103
Old National Bancorp	760,481	18,061,424
Pacific Premier Bancorp, Inc.	400,055	9,557,314
Park National Corp.	39,037	6,497,318
Pathward Financial, Inc.	83,624	6,481,696
Peoples Bancorp, Inc.	5,833	186,656
Pinnacle Financial Partners, Inc.	180,235	20,593,651
Preferred Bank	2,391	212,201
Premier Financial Corp.	39,218	1,099,673
Prosperity Bancshares, Inc.	273,215	20,971,983
Provident Financial Services, Inc.	446,068	8,140,741
Renasant Corp.	174,813	6,328,231
S&T Bancorp, Inc.	141,893	5,706,936
Sandy Spring Bancorp, Inc.	263,675	8,429,690
Seacoast Banking Corp. of Florida	118,485	3,350,756
ServisFirst Bancshares, Inc.	56,392	5,154,229
Simmons First National Corp., Class A	646,250	14,198,113
Southside Bancshares, Inc.	32,845	1,009,984
SouthState Corp.	217,757	21,949,906
Texas Capital Bancshares, Inc. *	159,778	12,648,027
Tompkins Financial Corp.	14,238	980,856
Towne Bank	228,204	8,416,164
TriCo Bancshares	22,538	985,361
Trustmark Corp.	253,534	9,276,809
UMB Financial Corp.	193,961	21,399,717
United Bankshares, Inc.	452,755	16,362,566
United Community Banks, Inc.	311,380	10,035,777
Valley National Bancorp	2,029,255	19,967,869
Veritex Holdings, Inc.	198,299	5,223,196
WaFd, Inc.	413,174	12,225,819
Washington Trust Bancorp, Inc.	26,685	857,122
Webster Financial Corp.	434,767	24,486,077
WesBanco, Inc.	284,713	9,984,885
Westamerica BanCorp	17,735	924,348
Western Alliance Bancorp	285,018	24,773,765
Wintrust Financial Corp.	163,855	20,395,032
WSFS Financial Corp.	167,969	9,119,037
		847,837,928

Capital Goods 11.9%
AAON, Inc.	58,523	4,494,566
AAR Corp. *	189,792	12,340,276
Advanced Drainage Systems, Inc.	112,936	12,579,941
Alamo Group, Inc.	40,109	7,018,273
Albany International Corp., Class A	121,584	9,309,687
Ameresco, Inc., Class A *	7,200	84,960
American Woodmark Corp. *	136,024	8,444,370
API Group Corp. *	389,726	15,304,540
Apogee Enterprises, Inc.	147,745	7,082,895
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Industrial Technologies, Inc.	95,998	24,055,179
Arcosa, Inc.	182,000	15,266,160
Argan, Inc.	18,520	2,414,452
Armstrong World Industries, Inc.	132,676	20,386,994
Astec Industries, Inc.	44,298	1,576,123
Atkore, Inc.	176,135	10,832,303
AZEK Co., Inc. *	186,264	8,726,468
AZZ, Inc.	107,889	10,369,212
BlueLinx Holdings, Inc. *	111,208	8,826,579
BWX Technologies, Inc.	187,149	19,457,882
Chart Industries, Inc. *	47,675	9,084,471
Columbus McKinnon Corp.	147,403	2,569,234
Comfort Systems USA, Inc.	48,397	17,584,082
Construction Partners, Inc., Class A *	71,423	5,182,453
Core & Main, Inc., Class A *	353,167	18,015,049
Crane Co.	123,183	20,077,597
CSW Industrials, Inc.	17,212	5,268,421
DNOW, Inc. *	965,860	15,434,443
Douglas Dynamics, Inc.	27,805	751,847
Ducommun, Inc. *	16,221	950,875
DXP Enterprises, Inc. *	28,365	2,566,182
Dycom Industries, Inc. *	114,414	18,747,878
Enerpac Tool Group Corp.	105,493	4,881,161
EnerSys	200,436	20,342,250
Enpro, Inc.	52,888	9,629,847
Esab Corp.	128,282	16,073,735
ESCO Technologies, Inc.	59,989	9,890,986
Federal Signal Corp.	121,083	9,841,626
Flowserve Corp.	463,991	25,538,065
Franklin Electric Co., Inc.	115,901	11,839,287
FTAI Aviation Ltd.	106,522	13,710,447
Gates Industrial Corp. PLC *	802,722	17,370,904
GATX Corp.	141,864	23,698,381
Gibraltar Industries, Inc. *	132,624	8,714,723
Global Industrial Co.	3,777	88,571
GMS, Inc. *	214,275	17,058,433
GrafTech International Ltd. *	1,436,965	1,681,249
Granite Construction, Inc.	226,289	18,686,946
Great Lakes Dredge & Dock Corp. *	118,773	1,008,383
Greenbrier Cos., Inc.	278,977	15,678,507
Griffon Corp.	115,012	8,319,968
H&E Equipment Services, Inc.	197,486	18,938,907
Hayward Holdings, Inc. *	390,023	5,651,433
HEICO Corp.	84,593	22,390,075
Helios Technologies, Inc.	104,667	4,129,113
Herc Holdings, Inc.	120,708	17,319,184
Hexcel Corp.	293,904	18,624,697
Hillenbrand, Inc.	373,782	11,176,082
Hillman Solutions Corp. *	731,236	7,136,863
Hyster-Yale, Inc.	2,269	115,311
Insteel Industries, Inc.	8,127	228,694
JBT Marel Corp.	103,095	13,608,540
JELD-WEN Holding, Inc. *	1,327,278	7,300,029
Kadant, Inc.	20,535	7,689,947
Kennametal, Inc.	649,109	14,364,782
Kratos Defense & Security Solutions, Inc. *	223,769	5,905,264
Leonardo DRS, Inc. *	183,223	5,579,140
Lindsay Corp.	34,820	4,600,418
Manitowoc Co., Inc. *	97,059	1,004,561
Masterbrand, Inc. *	982,883	13,750,533
McGrath RentCorp	76,310	9,309,820
Mercury Systems, Inc. *	176,742	7,849,112
Moog, Inc., Class A	93,591	15,956,330
MRC Global, Inc. *	174,124	2,119,089
MSC Industrial Direct Co., Inc., Class A	214,137	17,208,049
Mueller Water Products, Inc., Class A	456,449	11,758,126
MYR Group, Inc. *	79,552	9,762,621
SECURITY	NUMBER OF SHARES	VALUE ($)
National Presto Industries, Inc.	9,843	1,001,427
Primoris Services Corp.	192,640	13,819,994
Proto Labs, Inc. *	35,537	1,417,216
Quanex Building Products Corp.	242,422	4,676,320
RBC Bearings, Inc. *	28,476	10,228,579
REV Group, Inc.	215,647	6,577,234
Shyft Group, Inc.	75,947	760,989
Simpson Manufacturing Co., Inc.	91,807	15,093,071
SiteOne Landscape Supply, Inc. *	117,227	14,806,942
Spirit AeroSystems Holdings, Inc., Class A *	490,459	17,117,019
SPX Technologies, Inc. *	56,316	8,202,425
Standex International Corp.	33,246	6,183,091
Sterling Infrastructure, Inc. *	49,845	6,340,782
Stratasys Ltd. *	61,451	649,537
Sunrun, Inc. *	256,873	1,862,329
Tennant Co.	71,984	6,230,935
Terex Corp.	362,815	14,766,571
Thermon Group Holdings, Inc. *	5,739	169,301
Titan International, Inc. *	16,429	139,975
Titan Machinery, Inc. *	44,621	767,035
TPI Composites, Inc. *(a)	217,509	245,785
Trex Co., Inc. *	185,859	11,465,642
Trinity Industries, Inc.	495,383	15,401,458
Tutor Perini Corp. *	369,361	10,855,520
Valmont Industries, Inc.	72,864	25,383,632
Vertiv Holdings Co., Class A	167,238	15,916,040
Wabash National Corp.	446,723	5,231,126
Watts Water Technologies, Inc., Class A	67,342	14,450,246
WillScot Holdings Corp. *	314,212	10,353,285
Woodward, Inc.	139,058	26,281,267
Worthington Enterprises, Inc.	212,909	8,940,049
Zurn Elkay Water Solutions Corp.	188,010	6,661,194
		1,084,329,597

Commercial & Professional Services 5.2%
ACCO Brands Corp.	372,864	1,741,275
Alight, Inc., Class A	1,466,119	10,013,593
Barrett Business Services, Inc.	29,947	1,205,367
Brady Corp., Class A	130,645	9,467,843
BrightView Holdings, Inc. *	168,210	2,257,378
Brink's Co.	151,963	14,290,601
Casella Waste Systems, Inc., Class A *	53,911	6,039,110
CBIZ, Inc. *	106,291	8,308,767
Cimpress PLC *	23,819	1,145,218
Clarivate PLC *	179,190	768,725
Clean Harbors, Inc. *	98,338	21,000,080
Concentrix Corp.	55,239	2,494,593
Conduent, Inc. *	557,335	1,972,966
CoreCivic, Inc. *	1,159,183	21,746,273
CRA International, Inc.	6,647	1,283,868
CSG Systems International, Inc.	163,036	10,483,215
Dayforce, Inc. *	10,963	679,596
Deluxe Corp.	160,121	2,635,592
Dun & Bradstreet Holdings, Inc.	1,077,166	9,769,896
Ennis, Inc.	48,735	1,033,182
Enviri Corp. *	231,876	1,507,194
ExlService Holdings, Inc. *	284,630	13,790,323
Exponent, Inc.	69,100	5,850,006
FTI Consulting, Inc. *	100,509	16,644,290
GEO Group, Inc. *	1,318,078	36,062,614
Healthcare Services Group, Inc. *	231,849	2,434,415
Heidrick & Struggles International, Inc.	28,117	1,152,516
HNI Corp.	295,200	13,753,368
Huron Consulting Group, Inc. *	50,804	7,745,578
ICF International, Inc.	57,041	4,521,070
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insperity, Inc.	107,213	9,431,528
Interface, Inc.	141,740	2,867,400
Kelly Services, Inc., Class A	204,824	2,758,979
Kforce, Inc.	141,528	7,093,383
Korn Ferry	266,335	17,484,893
Matthews International Corp., Class A	45,912	1,144,127
Maximus, Inc.	209,197	13,639,644
MillerKnoll, Inc.	588,700	12,657,050
MSA Safety, Inc.	57,667	9,440,088
NV5 Global, Inc. *	184,277	3,326,200
OPENLANE, Inc. *	665,385	14,838,085
Parsons Corp. *	101,026	5,881,734
Paycom Software, Inc.	48,067	10,549,264
Pitney Bowes, Inc.	614,965	6,660,071
Resources Connection, Inc.	76,325	555,646
Rollins, Inc.	317,477	16,632,620
Steelcase, Inc., Class A	1,097,845	13,349,795
Tetra Tech, Inc.	462,363	13,496,376
TriNet Group, Inc.	132,147	9,740,555
TrueBlue, Inc. *	160,826	1,009,987
TTEC Holdings, Inc.	37,350	126,243
UniFirst Corp.	88,080	18,930,154
Veralto Corp.	212,739	21,222,843
Verra Mobility Corp. *	224,605	5,141,208
Vestis Corp.	1,461,118	17,314,248
VSE Corp.	35,047	4,153,070
		471,243,703

Consumer Discretionary Distribution & Retail 3.9%
1-800-Flowers.com, Inc., Class A *	86,883	599,493
Abercrombie & Fitch Co., Class A *	179,392	18,475,582
A-Mark Precious Metals, Inc.	84,081	2,285,322
American Eagle Outfitters, Inc.	890,981	11,662,941
America's Car-Mart, Inc. *	9,360	391,810
Arko Corp.	114,593	516,814
Beyond, Inc. *	102,991	658,112
Boot Barn Holdings, Inc. *	69,602	8,521,373
Buckle, Inc.	207,886	8,325,834
Caleres, Inc.	209,157	3,379,977
Camping World Holdings, Inc., Class A	287,708	5,607,429
Children's Place, Inc. *(a)	52,244	435,454
Citi Trends, Inc. *	43,887	1,080,937
ContextLogic, Inc., Class A *	232,219	1,901,874
Coupang, Inc., Class A *	527,379	12,498,882
Designer Brands, Inc., Class A	169,386	680,932
Dillard's, Inc., Class A	25,141	9,782,112
Etsy, Inc. *	262,652	13,445,156
Five Below, Inc. *	143,674	12,483,834
Floor & Decor Holdings, Inc., Class A *	135,371	13,080,900
GameStop Corp., Class A *	1,098,552	27,507,742
Genesco, Inc. *	60,860	2,225,650
Guess?, Inc.	407,840	4,143,654
Haverty Furniture Cos., Inc.	45,216	1,032,281
Leslie's, Inc. *	98,185	102,112
MarineMax, Inc. *	68,641	1,740,049
MercadoLibre, Inc. *	1,390	2,949,399
Monro, Inc.	54,737	974,866
National Vision Holdings, Inc. *	767,008	9,748,672
Nordstrom, Inc.	799,980	19,431,514
Ollie's Bargain Outlet Holdings, Inc. *	169,482	17,543,082
OneWater Marine, Inc., Class A *	7,809	129,317
Petco Health & Wellness Co., Inc. *	278,296	748,616
PetMed Express, Inc. *	82,996	366,842
RH *	49,009	15,784,329
Sally Beauty Holdings, Inc. *	1,405,165	12,674,588
Shoe Carnival, Inc.	42,577	942,655
Signet Jewelers Ltd.	234,493	12,268,674
SECURITY	NUMBER OF SHARES	VALUE ($)
Sleep Number Corp. *	179,616	2,527,197
Sonic Automotive, Inc., Class A	210,110	14,321,098
Sportsman's Warehouse Holdings, Inc. *	69,083	94,644
Stitch Fix, Inc., Class A *	313,149	1,481,195
Upbound Group, Inc.	407,384	10,518,655
Urban Outfitters, Inc. *	496,511	28,891,975
Valvoline, Inc. *	391,994	14,456,739
Victoria's Secret & Co. *	742,146	19,837,562
Wayfair, Inc., Class A *	124,438	4,921,523
Zumiez, Inc. *	82,158	1,171,573
		354,350,971

Consumer Durables & Apparel 3.5%
Acushnet Holdings Corp.	112,052	7,204,944
Beazer Homes USA, Inc. *	60,029	1,338,647
Cavco Industries, Inc. *	30,040	15,756,881
Century Communities, Inc.	228,898	15,892,388
Champion Homes, Inc. *	163,816	16,791,140
Columbia Sportswear Co.	221,842	19,264,759
Crocs, Inc. *	155,009	15,434,246
Ethan Allen Interiors, Inc.	41,170	1,173,345
G-III Apparel Group Ltd. *	562,404	15,224,276
GoPro, Inc., Class A *	224,366	167,467
Green Brick Partners, Inc. *	82,880	4,950,422
Helen of Troy Ltd. *	230,553	12,687,331
Hovnanian Enterprises, Inc., Class A *	1,233	125,408
Installed Building Products, Inc.	45,109	7,731,683
iRobot Corp. *	85,126	618,866
Kontoor Brands, Inc.	158,902	10,334,986
La-Z-Boy, Inc.	352,309	15,938,459
Levi Strauss & Co., Class A	305,526	5,490,302
LGI Homes, Inc. *	156,520	11,493,264
M/I Homes, Inc. *	155,427	18,205,164
Malibu Boats, Inc., Class A *	6,805	227,151
Mattel, Inc. *	1,121,096	23,879,345
Movado Group, Inc.	26,460	510,943
Oxford Industries, Inc.	91,560	5,679,467
Peloton Interactive, Inc., Class A *	957,219	7,207,859
SharkNinja, Inc. *	142,757	15,002,333
Smith & Wesson Brands, Inc.	137,167	1,489,634
Sonos, Inc. *	500,667	6,618,818
Steven Madden Ltd.	394,097	12,922,441
Sturm Ruger & Co., Inc.	35,687	1,408,209
TopBuild Corp. *	48,972	15,004,531
Topgolf Callaway Brands Corp. *	815,890	5,327,762
Under Armour, Inc., Class A *	2,512,447	17,109,764
Wolverine World Wide, Inc.	275,566	4,075,621
YETI Holdings, Inc. *	217,977	7,768,700
		320,056,556

Consumer Services 6.2%
ADT, Inc.	2,738,131	22,425,293
Adtalem Global Education, Inc. *	193,190	19,765,269
Airbnb, Inc., Class A *	109,990	15,274,311
Arcos Dorados Holdings, Inc., Class A	96,722	739,923
BJ's Restaurants, Inc. *	29,973	1,142,870
Bloomin' Brands, Inc.	621,182	5,826,687
Boyd Gaming Corp.	303,012	23,107,695
Bright Horizons Family Solutions, Inc. *	104,079	13,494,883
Brinker International, Inc. *	128,037	21,104,339
Carriage Services, Inc.	25,984	1,042,218
Cheesecake Factory, Inc. (a)	141,194	7,628,712
Chegg, Inc. *	20,111	21,921
Choice Hotels International, Inc. (a)	61,866	8,864,779
Churchill Downs, Inc.	103,461	12,260,128
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cracker Barrel Old Country Store, Inc. (b)	357,115	16,173,738
Dave & Buster's Entertainment, Inc. *	164,713	3,440,855
Denny's Corp. *	90,193	448,259
Dine Brands Global, Inc.	17,224	431,978
DoorDash, Inc., Class A *	104,833	20,803,061
Everi Holdings, Inc. *	82,694	1,138,696
Frontdoor, Inc. *	144,058	6,551,758
Golden Entertainment, Inc.	110,283	3,428,698
Graham Holdings Co., Class B	23,387	23,007,429
Grand Canyon Education, Inc. *	132,217	23,775,261
H&R Block, Inc.	323,096	17,611,963
Hilton Grand Vacations, Inc. *	297,821	12,776,521
Hyatt Hotels Corp., Class A	82,709	11,657,834
International Game Technology PLC	754,431	13,376,062
Jack in the Box, Inc.	226,417	8,703,469
Krispy Kreme, Inc.	14,031	87,133
Laureate Education, Inc. *	909,264	18,130,724
Light & Wonder, Inc. *	161,425	17,995,659
Papa John's International, Inc.	75,996	3,446,419
Perdoceo Education Corp.	321,459	8,229,350
Planet Fitness, Inc., Class A *	130,591	12,086,197
Red Rock Resorts, Inc., Class A	152,865	7,638,664
Royal Caribbean Cruises Ltd.	146,449	36,041,099
Sabre Corp. *	1,657,900	6,847,127
Strategic Education, Inc.	94,329	7,596,314
Stride, Inc. *	109,140	14,930,352
Texas Roadhouse, Inc.	135,028	24,857,305
Travel & Leisure Co.	396,769	22,147,646
United Parks & Resorts, Inc. *	147,594	7,453,497
Wendy's Co.	759,652	11,774,606
Wingstop, Inc.	11,763	2,761,717
Wyndham Hotels & Resorts, Inc.	244,512	26,487,985
Wynn Resorts Ltd.	187,140	16,715,345
		561,251,749

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	384,580	16,452,332
Chefs' Warehouse, Inc. *	120,988	7,571,429
Grocery Outlet Holding Corp. *	546,368	6,485,388
Ingles Markets, Inc., Class A	283,174	17,398,211
PriceSmart, Inc.	194,687	17,403,071
Weis Markets, Inc.	241,087	17,835,616
		83,146,047

Energy 4.2%
Antero Midstream Corp.	645,527	10,941,683
Archrock, Inc.	569,272	15,438,657
Berry Corp.	175,324	713,569
Bristow Group, Inc. *	6,741	249,687
Cactus, Inc., Class A	87,349	4,589,316
California Resources Corp.	328,508	14,658,027
ChampionX Corp.	424,605	12,653,229
Chord Energy Corp.	118,161	13,505,802
Civitas Resources, Inc.	290,196	11,126,115
CNX Resources Corp. *	604,224	17,462,074
Comstock Resources, Inc. *	545,914	9,815,534
Core Laboratories, Inc.	50,543	739,444
Core Natural Resources, Inc.	112,875	8,380,969
Crescent Energy Co., Class A	367,935	4,643,340
CVR Energy, Inc.	394,162	7,260,464
DHT Holdings, Inc.	172,651	1,785,211
Dorian LPG Ltd.	145,043	2,953,075
DT Midstream, Inc.	214,986	20,658,005
Expro Group Holdings NV *	251,128	2,985,912
Golar LNG Ltd.	53,295	2,043,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Green Plains, Inc. *	675,262	3,963,788
Helix Energy Solutions Group, Inc. *	650,622	5,608,362
Helmerich & Payne, Inc.	570,137	15,114,332
Innovex International, Inc. *	42,679	781,452
International Seaways, Inc.	105,546	3,517,848
Kosmos Energy Ltd. *	2,585,101	7,264,134
Liberty Energy, Inc.	800,763	13,829,177
Magnolia Oil & Gas Corp., Class A	371,118	8,687,872
Matador Resources Co.	324,283	16,972,972
Nabors Industries Ltd. *	27,806	1,117,523
Noble Corp. PLC	135,787	3,516,883
Northern Oil & Gas, Inc.	136,308	4,293,702
NPK International, Inc. *	31,737	193,596
Oceaneering International, Inc. *	272,636	6,022,529
Oil States International, Inc. *	125,300	681,632
Par Pacific Holdings, Inc. *	342,901	4,927,487
Patterson-UTI Energy, Inc.	2,146,752	17,839,509
Permian Resources Corp.	545,699	7,688,899
ProPetro Holding Corp. *	229,049	1,933,174
Range Resources Corp.	452,790	16,807,565
REX American Resources Corp. *	4,532	175,026
RPC, Inc.	758,652	4,233,278
Scorpio Tankers, Inc.	26,911	1,072,403
Select Water Solutions, Inc.	112,493	1,364,540
SFL Corp. Ltd.	171,971	1,552,898
Talos Energy, Inc. *	799,651	7,196,859
TechnipFMC PLC	687,814	20,249,244
Teekay Corp. Ltd.	30,705	200,811
Teekay Tankers Ltd., Class A	19,850	749,139
Texas Pacific Land Corp.	11,843	16,911,212
Transocean Ltd. *	3,436,630	10,138,058
Tsakos Energy Navigation Ltd.	43,454	690,919
Valaris Ltd. *	75,889	2,709,237
Viper Energy, Inc.	6,415	298,746
Vital Energy, Inc. *	200,366	5,351,776
Vitesse Energy, Inc.	10,294	264,659
W&T Offshore, Inc.	59,465	99,307
Weatherford International PLC	43,250	2,677,607
		379,301,598

Equity Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	309,352	7,133,657
Agree Realty Corp.	94,760	6,993,288
Alexander & Baldwin, Inc.	437,316	7,919,793
American Assets Trust, Inc.	226,032	5,076,679
American Homes 4 Rent, Class A	492,360	18,222,244
Americold Realty Trust, Inc.	822,303	18,855,408
Apple Hospitality REIT, Inc.	1,086,964	16,097,937
Brandywine Realty Trust	667,680	3,371,784
Broadstone Net Lease, Inc.	366,392	6,173,705
CareTrust REIT, Inc.	127,801	3,306,212
CBL & Associates Properties, Inc.	55,349	1,725,782
Centerspace	13,299	880,261
Chatham Lodging Trust	82,630	667,650
COPT Defense Properties	443,481	11,987,291
Cousins Properties, Inc.	592,152	17,959,970
CubeSmart	375,878	15,516,244
Curbline Properties Corp.	266,882	6,573,304
DiamondRock Hospitality Co.	1,261,260	10,380,170
Diversified Healthcare Trust	2,007,178	5,680,314
Douglas Emmett, Inc.	1,114,198	19,275,625
Easterly Government Properties, Inc.	401,133	4,520,769
EastGroup Properties, Inc.	49,970	9,137,014
Elme Communities	363,800	6,326,482
Empire State Realty Trust, Inc., Class A	810,238	7,510,906
EPR Properties	303,969	16,131,635
Equity LifeStyle Properties, Inc.	287,893	19,743,702
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Properties Realty Trust, Inc.	151,999	4,973,407
Federal Realty Investment Trust	197,168	20,785,451
First Industrial Realty Trust, Inc.	206,582	11,791,701
Four Corners Property Trust, Inc.	161,276	4,636,685
Getty Realty Corp.	23,504	738,026
Global Net Lease, Inc.	985,884	7,887,072
Healthcare Realty Trust, Inc.	1,028,795	17,623,258
Highwoods Properties, Inc.	593,415	17,286,179
Hudson Pacific Properties, Inc.	3,088,808	10,131,290
Independence Realty Trust, Inc.	337,976	7,367,877
Industrial Logistics Properties Trust	384,538	1,515,080
Innovative Industrial Properties, Inc.	1,897	136,489
InvenTrust Properties Corp.	164,840	4,908,935
JBG SMITH Properties	804,833	12,346,138
Kilroy Realty Corp.	544,634	19,443,434
Kite Realty Group Trust	389,560	8,932,611
LTC Properties, Inc.	111,856	3,902,656
LXP Industrial Trust	881,850	7,901,376
Macerich Co.	1,312,839	23,683,616
National Health Investors, Inc.	105,076	7,530,797
National Storage Affiliates Trust	155,893	6,020,588
NNN REIT, Inc.	377,863	16,040,284
Office Properties Income Trust	431,451	393,440
Omega Healthcare Investors, Inc.	615,108	22,660,579
Outfront Media, Inc.	790,637	14,705,848
Paramount Group, Inc.	597,909	2,696,570
Peakstone Realty Trust	22,736	257,826
Pebblebrook Hotel Trust	615,358	7,599,671
Phillips Edison & Co., Inc.	289,278	10,761,142
Piedmont Office Realty Trust, Inc., Class A	441,916	3,354,142
PotlatchDeltic Corp.	440,078	20,432,822
Rayonier, Inc.	472,280	12,510,697
Rexford Industrial Realty, Inc.	195,460	8,076,407
RLJ Lodging Trust	1,307,263	12,105,255
Ryman Hospitality Properties, Inc.	80,506	7,961,238
Sabra Health Care REIT, Inc.	934,743	15,526,081
Service Properties Trust	4,357,441	12,985,174
SITE Centers Corp.	167,223	2,342,794
SL Green Realty Corp.	275,307	17,768,314
STAG Industrial, Inc.	309,731	11,144,121
Sunstone Hotel Investors, Inc.	972,569	10,192,523
Tanger, Inc.	282,882	10,028,167
Terreno Realty Corp.	81,135	5,502,576
Uniti Group, Inc.	3,600,854	20,668,902
Urban Edge Properties	404,299	8,328,559
Veris Residential, Inc.	245,839	4,162,054
Xenia Hotels & Resorts, Inc.	695,586	9,348,676
		714,264,354

Financial Services 7.3%
Acadian Asset Management, Inc.	111,545	2,750,700
AGNC Investment Corp.	1,925,322	20,081,109
Apollo Commercial Real Estate Finance, Inc.	925,794	9,378,293
Apollo Global Management, Inc.	131,357	19,607,659
Arbor Realty Trust, Inc. (a)	667,686	8,239,245
ARES Management Corp., Class A	86,409	14,770,754
Artisan Partners Asset Management, Inc., Class A	317,931	13,423,047
B Riley Financial, Inc. (a)	53,365	340,736
BGC Group, Inc., Class A	1,098,468	10,874,833
Blackstone Mortgage Trust, Inc., Class A	816,985	16,976,948
BrightSpire Capital, Inc.	130,733	814,467
Cannae Holdings, Inc.	63,142	1,265,366
Chimera Investment Corp.	1,056,643	15,036,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Claros Mortgage Trust, Inc.	666,112	1,552,041
Cohen & Steers, Inc.	68,045	5,947,133
Coinbase Global, Inc., Class A *	75,048	16,181,850
Compass Diversified Holdings	100,964	2,210,102
Credit Acceptance Corp. *	32,290	15,899,273
Diamond Hill Investment Group, Inc.	4,985	728,508
DigitalBridge Group, Inc.	1,459,393	16,593,298
Donnelley Financial Solutions, Inc. *	106,917	5,299,876
Encore Capital Group, Inc. *	253,845	9,573,764
Enova International, Inc. *	168,762	17,439,865
Essent Group Ltd.	287,826	16,584,534
Euronet Worldwide, Inc. *	176,602	18,094,641
EVERTEC, Inc.	37,915	1,415,746
FactSet Research Systems, Inc.	42,302	19,532,526
Federal Agricultural Mortgage Corp., Class C	17,003	3,554,817
Federated Hermes, Inc.	385,104	14,922,780
FirstCash Holdings, Inc.	153,830	17,272,032
Franklin BSP Realty Trust, Inc.	381,080	5,163,634
Granite Point Mortgage Trust, Inc.	154,134	456,237
Green Dot Corp., Class A *	107,538	822,666
HA Sustainable Infrastructure Capital, Inc.	28,152	808,807
Hamilton Lane, Inc., Class A	1,565	244,641
Houlihan Lokey, Inc.	99,135	17,185,052
Interactive Brokers Group, Inc., Class A	59,873	12,238,041
KKR Real Estate Finance Trust, Inc.	86,900	963,721
Ladder Capital Corp.	637,400	7,565,938
MarketAxess Holdings, Inc.	53,790	10,370,174
MFA Financial, Inc.	882,124	9,385,799
Moelis & Co., Class A	248,605	17,561,457
Morningstar, Inc.	31,098	9,756,065
Mr. Cooper Group, Inc. *	225,401	25,328,310
Nelnet, Inc., Class A	55,545	6,798,153
New York Mortgage Trust, Inc.	189,190	1,326,222
NMI Holdings, Inc., Class A *	180,357	6,572,209
Pagseguro Digital Ltd., Class A *	164,880	1,213,517
PennyMac Financial Services, Inc.	159,866	16,570,111
PennyMac Mortgage Investment Trust	634,884	9,301,051
Piper Sandler Cos.	47,413	13,731,753
PJT Partners, Inc., Class A	37,359	5,949,794
PRA Group, Inc. *	85,180	1,782,817
PROG Holdings, Inc.	470,457	13,346,865
Radian Group, Inc.	698,740	22,995,533
Ready Capital Corp.	615,114	4,262,740
Redwood Trust, Inc.	182,910	1,221,839
Rocket Cos., Inc., Class A *	287,500	4,025,000
StepStone Group, Inc., Class A	25,244	1,518,679
Stifel Financial Corp.	248,970	26,438,124
StoneCo Ltd., Class A *	111,388	1,030,339
StoneX Group, Inc. *	2,730	329,429
Toast, Inc., Class A *	173,261	6,687,875
TPG RE Finance Trust, Inc.	181,943	1,570,168
TPG, Inc.	171,024	9,433,684
Tradeweb Markets, Inc., Class A	69,393	9,393,730
Two Harbors Investment Corp.	525,316	7,448,981
Victory Capital Holdings, Inc., Class A	81,285	5,205,491
Virtu Financial, Inc., Class A	580,660	21,228,930
Virtus Investment Partners, Inc.	28,309	5,315,581
Walker & Dunlop, Inc.	142,477	12,206,005
WEX, Inc. *	75,378	11,841,884
World Acceptance Corp. *	10,629	1,433,214
XP, Inc., Class A	74,928	1,060,231
		665,452,464

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.1%
Adecoagro SA (a)	175,426	1,873,550
B&G Foods, Inc.	264,880	1,769,398
Boston Beer Co., Inc., Class A *	35,037	8,540,970
Brown-Forman Corp., Class B	72,251	2,392,231
Calavo Growers, Inc.	47,313	1,084,414
Cal-Maine Foods, Inc.	221,572	20,027,893
Coca-Cola Consolidated, Inc.	10,909	15,459,362
Dole PLC	254,094	3,717,395
Fresh Del Monte Produce, Inc.	678,250	20,679,843
Hain Celestial Group, Inc. *	296,819	1,062,612
J&J Snack Foods Corp.	40,255	5,291,117
John B Sanfilippo & Son, Inc.	54,055	3,820,067
Lancaster Colony Corp.	56,884	10,873,661
MGP Ingredients, Inc.	1,973	64,596
Mission Produce, Inc. *	76,008	938,699
National Beverage Corp.	16,231	646,481
Nomad Foods Ltd.	965,367	18,245,436
Pilgrim's Pride Corp. *	243,224	13,228,953
Seaboard Corp.	3,552	9,953,095
Seneca Foods Corp., Class A *	26,127	2,121,512
Simply Good Foods Co. *	166,227	6,275,069
TreeHouse Foods, Inc. *	409,509	12,891,343
Universal Corp.	297,435	15,945,490
WK Kellogg Co.	535,275	10,609,151
		187,512,338

Health Care Equipment & Services 4.5%
Acadia Healthcare Co., Inc. *	332,415	9,965,802
AdaptHealth Corp. *	111,758	1,271,806
Addus HomeCare Corp. *	43,523	4,168,198
agilon health, Inc. *	1,664,328	5,192,703
Amedisys, Inc. *	138,905	12,779,260
AMN Healthcare Services, Inc. *	462,471	11,709,766
Astrana Health, Inc. *	79,559	2,019,207
Avanos Medical, Inc. *	47,917	721,151
Brookdale Senior Living, Inc. *	1,171,811	6,679,323
Chemed Corp.	31,224	18,759,379
Claritev Corp. *	33,939	712,380
Clover Health Investments Corp. *	257,163	1,020,937
Concentra Group Holdings Parent, Inc.	467,729	10,561,321
CONMED Corp.	86,412	5,112,998
CorVel Corp. *	1,908	210,395
Cross Country Healthcare, Inc. *	46,190	792,620
Dexcom, Inc. *	159,222	14,070,448
Embecta Corp.	191,373	2,583,535
Enhabit, Inc. *	194,625	1,629,011
Enovis Corp. *	260,045	10,050,739
Ensign Group, Inc.	93,230	12,040,654
Envista Holdings Corp. *	1,047,655	20,932,147
Evolent Health, Inc., Class A *	5,588	50,236
Fulgent Genetics, Inc. *	28,135	434,686
Globus Medical, Inc., Class A *	155,491	12,489,037
Haemonetics Corp. *	113,371	7,425,800
HealthEquity, Inc. *	70,735	7,763,874
ICU Medical, Inc. *	74,751	10,938,314
Inmode Ltd. *	9,035	169,135
Insulet Corp. *	19,067	5,191,372
Integer Holdings Corp. *	85,463	10,529,042
Integra LifeSciences Holdings Corp. *	357,442	8,296,229
LivaNova PLC *	92,464	3,849,276
Masimo Corp. *	101,975	19,249,821
Merit Medical Systems, Inc. *	88,842	9,065,438
ModivCare, Inc. *	22,760	75,108
National HealthCare Corp.	70,827	6,598,952
Neogen Corp. *	309,351	3,108,978
SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	162,850	6,198,071
OPKO Health, Inc. *(a)	580,177	1,009,508
Option Care Health, Inc. *	479,430	16,060,905
Owens & Minor, Inc. *	1,308,572	12,536,120
Patterson Cos., Inc.	920,334	28,659,201
Pediatrix Medical Group, Inc. *	255,356	3,771,608
Penumbra, Inc. *	18,396	5,250,954
Premier, Inc., Class A	956,989	17,398,060
Privia Health Group, Inc. *	176,652	4,411,000
QuidelOrtho Corp. *	356,992	14,276,110
RadNet, Inc. *	21,933	1,216,624
Select Medical Holdings Corp.	578,939	10,530,900
Surgery Partners, Inc. *	177,202	4,267,024
Teladoc Health, Inc. *	845,143	8,079,567
U.S. Physical Therapy, Inc.	7,345	595,092
Varex Imaging Corp. *	45,496	585,079
Veeva Systems, Inc., Class A *	70,049	15,700,783
Zimvie, Inc. *	93,633	1,242,510
		410,008,194

Household & Personal Products 1.0%
BellRing Brands, Inc. *	66,543	4,876,271
Central Garden & Pet Co. *	35,337	1,247,043
Central Garden & Pet Co., Class A *	322,473	10,151,450
Coty, Inc., Class A *	819,936	4,665,436
Edgewell Personal Care Co.	322,251	10,141,239
Energizer Holdings, Inc.	295,718	9,087,414
Herbalife Ltd. *	1,621,598	13,459,263
Interparfums, Inc.	29,906	4,154,542
Medifast, Inc. *	25,337	363,839
Nu Skin Enterprises, Inc., Class A	220,919	1,749,678
Reynolds Consumer Products, Inc.	228,620	5,596,618
Spectrum Brands Holdings, Inc.	238,331	18,456,353
USANA Health Sciences, Inc. *	31,694	937,825
WD-40 Co.	21,109	5,037,030
		89,924,001

Insurance 1.8%
Ambac Financial Group, Inc. *	65,651	637,471
AMERISAFE, Inc.	5,886	302,894
Assured Guaranty Ltd.	86,546	7,558,062
Axis Capital Holdings Ltd.	67,339	6,523,802
CNA Financial Corp.	123,239	6,035,014
Employers Holdings, Inc.	167,228	8,662,410
Enstar Group Ltd. *	8,279	2,755,251
Erie Indemnity Co., Class A	23,971	10,261,266
Horace Mann Educators Corp.	167,920	7,108,054
James River Group Holdings Ltd.	70,301	347,990
Kemper Corp.	363,969	24,597,025
Kinsale Capital Group, Inc.	7,243	3,127,890
Mercury General Corp.	156,355	8,432,225
ProAssurance Corp. *	105,429	1,648,910
RenaissanceRe Holdings Ltd.	23,892	5,677,217
RLI Corp.	158,072	12,027,698
Safety Insurance Group, Inc.	92,553	7,046,985
Selective Insurance Group, Inc.	165,252	14,219,108
Stewart Information Services Corp.	247,518	17,623,282
United Fire Group, Inc.	42,975	1,206,308
Universal Insurance Holdings, Inc.	61,303	1,359,701
White Mountains Insurance Group Ltd.	8,537	15,789,182
		162,947,745

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 5.0%
AdvanSix, Inc.	57,213	1,597,387
Alpha Metallurgical Resources, Inc. *	67,931	9,341,871
Alto Ingredients, Inc. *	586,545	944,337
American Vanguard Corp.	54,329	279,251
Ardagh Metal Packaging SA	44,818	128,628
Ashland, Inc.	236,725	14,397,615
ATI, Inc. *	144,344	8,395,047
Avient Corp.	414,519	17,728,978
Balchem Corp.	52,021	9,053,215
Cabot Corp.	189,023	16,255,978
Carpenter Technology Corp.	113,569	23,516,733
Clearwater Paper Corp. *	45,400	1,187,210
Coeur Mining, Inc. *	934,115	4,810,692
Compass Minerals International, Inc.	69,168	722,114
Constellium SE *	162,351	1,847,554
Ecovyst, Inc. *	849,190	5,766,000
Element Solutions, Inc.	745,986	19,477,694
Ferroglobe PLC	31,678	108,656
Greif, Inc., Class A	263,425	15,083,716
Hawkins, Inc.	52,267	5,487,512
HB Fuller Co.	236,106	13,396,654
Hecla Mining Co.	1,376,271	7,060,270
Ingevity Corp. *	268,358	12,789,942
Innospec, Inc.	106,181	10,980,177
Kaiser Aluminum Corp.	127,684	9,034,920
Knife River Corp. *	188,764	18,060,940
Koppers Holdings, Inc.	188,703	5,493,144
LSB Industries, Inc. *	25,041	183,551
Materion Corp.	66,794	6,102,300
Mativ Holdings, Inc.	127,631	862,786
Mercer International, Inc.	163,694	1,286,635
Metallus, Inc. *	79,099	1,142,190
Minerals Technologies, Inc.	181,723	12,491,639
MP Materials Corp. *	215,423	5,172,306
Myers Industries, Inc.	47,062	515,800
NewMarket Corp.	27,849	15,876,993
Olympic Steel, Inc.	27,234	904,713
Orion SA	409,978	5,731,492
Pactiv Evergreen, Inc.	555,453	9,920,391
Perimeter Solutions, Inc. *	27,707	293,140
Quaker Chemical Corp.	39,585	5,503,107
Radius Recycling, Inc., Class A	105,531	1,459,494
Rayonier Advanced Materials, Inc. *	88,559	681,904
Royal Gold, Inc.	89,755	13,193,985
Ryerson Holding Corp.	668,136	16,823,664
Scotts Miracle-Gro Co.	240,977	14,114,023
Sensient Technologies Corp.	180,305	12,513,167
Silgan Holdings, Inc.	335,147	18,201,834
Southern Copper Corp.	194,327	17,281,500
Stepan Co.	178,690	11,035,894
SunCoke Energy, Inc.	200,506	1,818,589
Sylvamo Corp.	235,565	16,748,671
TriMas Corp.	240,898	4,936,000
Trinseo PLC	435,203	2,141,199
Tronox Holdings PLC	1,243,042	9,646,006
Warrior Met Coal, Inc.	364,351	17,539,857
		457,069,065

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *	846,692	2,794,084
AMC Networks, Inc., Class A *	284,104	2,073,959
Bumble, Inc., Class A *	49,837	259,152
Cable One, Inc.	35,768	9,306,118
Cargurus, Inc. *	211,483	6,807,638
SECURITY	NUMBER OF SHARES	VALUE ($)
Cars.com, Inc. *	208,212	2,748,398
Cinemark Holdings, Inc. *	355,236	9,097,594
Clear Channel Outdoor Holdings, Inc. *	1,497,160	1,871,450
EchoStar Corp., Class A *	1,120,565	34,995,245
Endeavor Group Holdings, Inc., Class A (a)	107,818	3,513,789
EW Scripps Co., Class A *	196,983	319,112
Gannett Co., Inc. *	571,812	2,310,120
Gray Media, Inc.	390,335	1,467,660
IAC, Inc. *	269,192	12,442,054
iHeartMedia, Inc., Class A *	774,712	1,371,240
John Wiley & Sons, Inc., Class A	267,164	10,654,500
Liberty Broadband Corp., Class C *	101,654	8,362,058
Liberty Media Corp.-Liberty Formula One, Class C *	218,712	21,090,398
Lions Gate Entertainment Corp., Class A *	733,248	7,310,483
Live Nation Entertainment, Inc. *	32,244	4,622,500
Match Group, Inc.	566,728	17,970,945
New York Times Co., Class A	318,236	15,303,969
Pinterest, Inc., Class A *	334,798	12,380,830
Roku, Inc. *	134,562	11,237,273
Scholastic Corp.	289,617	6,339,716
Shutterstock, Inc.	114,084	2,451,665
Sinclair, Inc.	112,461	1,632,934
Sirius XM Holdings, Inc.	260,450	6,300,286
Snap, Inc., Class A *	569,544	5,837,826
Spotify Technology SA *	22,167	13,477,758
Taboola.com Ltd. *	199,588	544,875
Thryv Holdings, Inc. *	92,851	1,600,751
TKO Group Holdings, Inc. *	29,550	4,451,412
Trade Desk, Inc., Class A *	60,490	4,253,657
TripAdvisor, Inc. *	430,744	6,375,011
Warner Music Group Corp., Class A	101,325	3,414,653
WideOpenWest, Inc. *	184,007	907,155
Yelp, Inc. *	420,270	14,419,464
Ziff Davis, Inc. *	303,923	12,479,078
ZoomInfo Technologies, Inc. *	457,194	5,330,882
		290,127,692

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Alkermes PLC *	35,358	1,213,840
Amphastar Pharmaceuticals, Inc. *	3,079	87,536
Azenta, Inc. *	114,874	5,010,804
BioMarin Pharmaceutical, Inc. *	146,551	10,428,569
Bio-Rad Laboratories, Inc., Class A *	55,858	14,811,307
Bio-Techne Corp.	154,989	9,570,571
Bruker Corp.	188,397	8,896,106
Charles River Laboratories International, Inc. *	86,182	14,246,746
Corcept Therapeutics, Inc. *	159,470	9,660,693
Elanco Animal Health, Inc. *	1,558,364	17,406,926
Emergent BioSolutions, Inc. *	816,751	6,109,298
Exact Sciences Corp. *	92,220	4,372,150
Exelixis, Inc. *	524,924	20,309,310
Halozyme Therapeutics, Inc. *	115,920	6,856,668
Incyte Corp. *	292,872	21,526,092
Innoviva, Inc. *	99,236	1,778,309
Ironwood Pharmaceuticals, Inc. *	603,205	971,160
Jazz Pharmaceuticals PLC *	162,551	23,330,945
Ligand Pharmaceuticals, Inc. *	2,421	295,919
Medpace Holdings, Inc. *	17,617	5,766,396
Myriad Genetics, Inc. *	190,636	2,045,524
Neurocrine Biosciences, Inc. *	59,112	7,017,777
Pacira BioSciences, Inc. *	5,406	130,014
Prestige Consumer Healthcare, Inc. *	131,360	11,132,760
Repligen Corp. *	31,990	5,094,727
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Royalty Pharma PLC, Class A	772,632	25,991,341
Supernus Pharmaceuticals, Inc. *	150,970	4,840,098
United Therapeutics Corp. *	74,673	23,899,094
Vir Biotechnology, Inc. *	428,241	3,592,942
		266,393,622

Real Estate Management & Development 1.4%
Compass, Inc., Class A *	2,147,764	19,308,398
CoStar Group, Inc. *	250,650	19,112,062
Cushman & Wakefield PLC *	1,559,555	18,543,109
eXp World Holdings, Inc.	547,560	5,535,832
Howard Hughes Holdings, Inc. *	80,146	6,347,563
Kennedy-Wilson Holdings, Inc.	735,179	7,138,588
Marcus & Millichap, Inc.	142,793	5,494,675
Newmark Group, Inc., Class A	813,536	11,934,573
Opendoor Technologies, Inc. *	4,835,709	6,479,850
Seaport Entertainment Group, Inc. *	4,904	114,852
Zillow Group, Inc., Class C *	321,824	24,671,028
		124,680,530

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	5,254	117,164
Alpha & Omega Semiconductor Ltd. *	8,023	242,936
Amkor Technology, Inc.	737,974	15,571,251
Axcelis Technologies, Inc. *	53,871	2,951,592
Cirrus Logic, Inc. *	198,143	20,648,482
Cohu, Inc. *	203,184	3,994,598
Diodes, Inc. *	227,038	11,211,137
Enphase Energy, Inc. *	80,228	4,599,471
Entegris, Inc.	171,366	17,345,667
First Solar, Inc. *	91,366	12,442,222
FormFactor, Inc. *	155,794	5,187,940
GLOBALFOUNDRIES, Inc. *	167,925	6,510,452
Ichor Holdings Ltd. *	164,253	4,810,970
Kulicke & Soffa Industries, Inc.	50,481	1,931,908
Lattice Semiconductor Corp. *	101,047	6,299,270
MaxLinear, Inc. *	260,424	3,804,795
Monolithic Power Systems, Inc.	19,231	11,750,333
Onto Innovation, Inc. *	42,129	6,136,510
Penguin Solutions, Inc. *	254,920	5,080,556
Photronics, Inc. *	298,943	6,229,972
Power Integrations, Inc.	152,989	9,301,731
Rambus, Inc. *	72,388	4,045,765
Semtech Corp. *	218,610	8,348,716
Silicon Laboratories, Inc. *	144,763	20,310,249
SolarEdge Technologies, Inc. *	16,500	272,085
Synaptics, Inc. *	117,615	7,779,056
Ultra Clean Holdings, Inc. *	224,803	5,530,154
Universal Display Corp.	43,132	6,625,938
Wolfspeed, Inc. *	246,941	1,427,319
		210,508,239

Software & Services 4.1%
ACI Worldwide, Inc. *	292,647	16,783,305
Alarm.com Holdings, Inc. *	63,435	3,684,939
AppLovin Corp., Class A *	74,599	24,299,878
Bentley Systems, Inc., Class B	134,608	5,909,291
Blackbaud, Inc. *	72,239	4,774,998
Cerence, Inc. *	45,221	515,972
Commvault Systems, Inc. *	68,493	11,682,166
Consensus Cloud Solutions, Inc. *	33,499	876,669
Dolby Laboratories, Inc., Class A	191,283	15,610,606
Dropbox, Inc., Class A *	694,898	18,053,450
Dynatrace, Inc. *	72,616	4,157,266
Fair Isaac Corp. *	12,934	24,398,051
SECURITY	NUMBER OF SHARES	VALUE ($)
Globant SA *	8,052	1,212,068
Guidewire Software, Inc. *	30,345	6,109,055
InterDigital, Inc.	62,930	13,444,365
LiveRamp Holdings, Inc. *	338,712	10,120,715
Manhattan Associates, Inc. *	38,292	6,773,089
NCR Voyix Corp. *	1,194,366	13,472,449
Okta, Inc. *	45,929	4,156,115
Palantir Technologies, Inc., Class A *	223,586	18,986,923
Pegasystems, Inc.	15,679	1,230,958
Progress Software Corp.	84,897	4,638,772
PTC, Inc. *	64,149	10,496,701
Qualys, Inc. *	48,424	6,365,819
RingCentral, Inc., Class A *	233,361	6,639,120
ServiceNow, Inc. *	22,544	20,960,509
Snowflake, Inc., Class A *	31,495	5,577,765
SPS Commerce, Inc. *	19,944	2,656,541
Teradata Corp. *	520,262	12,403,046
Twilio, Inc., Class A *	192,956	23,141,213
Tyler Technologies, Inc. *	21,583	13,131,745
Unisys Corp. *	277,738	1,197,051
Verint Systems, Inc. *	147,009	3,317,993
VeriSign, Inc. *	96,745	23,013,701
Workday, Inc., Class A *	49,048	12,916,300
Zoom Communications, Inc., Class A *	275,246	20,285,630
		372,994,234

Technology Hardware & Equipment 3.6%
ADTRAN Holdings, Inc. *	114,600	1,211,322
Advanced Energy Industries, Inc.	99,631	11,474,502
Badger Meter, Inc.	28,768	6,050,773
Belden, Inc.	131,851	14,507,566
Benchmark Electronics, Inc.	382,713	15,293,211
Calix, Inc. *	98,465	3,645,174
Cognex Corp.	374,926	12,297,573
CommScope Holding Co., Inc. *	1,102,546	7,001,167
Comtech Telecommunications Corp. *	73,141	124,340
Crane NXT Co.	137,378	7,668,440
CTS Corp.	101,014	4,511,285
ePlus, Inc. *	127,170	8,187,205
Fabrinet *	20,873	4,175,644
IPG Photonics Corp. *	171,432	9,975,628
Itron, Inc. *	105,097	11,444,012
Kimball Electronics, Inc. *	15,386	277,256
Knowles Corp. *	393,424	6,526,904
Littelfuse, Inc.	74,062	17,190,531
Lumentum Holdings, Inc. *	271,019	19,060,766
Methode Electronics, Inc.	71,535	779,732
NETGEAR, Inc. *	117,821	3,098,692
NetScout Systems, Inc. *	463,304	10,419,707
Novanta, Inc. *	28,989	4,192,969
OSI Systems, Inc. *	60,337	12,442,093
PC Connection, Inc.	118,464	7,558,003
Plexus Corp. *	143,250	19,040,790
Pure Storage, Inc., Class A *	110,536	5,799,824
Rogers Corp. *	73,580	5,881,985
ScanSource, Inc. *	90,819	3,324,884
Super Micro Computer, Inc. *	425,400	17,637,084
TTM Technologies, Inc. *	843,959	20,347,852
Viasat, Inc. *	936,776	8,187,422
Viavi Solutions, Inc. *	1,112,838	12,441,529
Vishay Intertechnology, Inc.	943,757	16,175,995
Vontier Corp.	427,589	15,970,449
		323,922,309

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.4%
ATN International, Inc.	20,292	350,646
Cogent Communications Holdings, Inc.	101,319	7,403,379
GCI Liberty, Inc. *(c)	31,423	0
Iridium Communications, Inc.	300,687	9,489,682
Liberty Latin America Ltd., Class C *	2,069,175	13,884,164
Shenandoah Telecommunications Co.	74,397	804,232
U.S. Cellular Corp. *	74,556	4,889,382
		36,821,485

Transportation 2.5%
Air Transport Services Group, Inc. *	138,727	3,097,774
Alaska Air Group, Inc. *	45,644	3,299,148
Allegiant Travel Co.	136,743	10,050,610
American Airlines Group, Inc. *	159,011	2,281,808
ArcBest Corp.	174,777	13,767,184
Costamare, Inc.	83,490	849,928
Covenant Logistics Group, Inc., Class A	37,946	955,101
Danaos Corp.	14,353	1,128,433
Forward Air Corp. *	461,097	10,360,850
Genco Shipping & Trading Ltd.	54,284	775,175
Global Ship Lease, Inc., Class A	14,170	309,331
Heartland Express, Inc.	410,989	4,241,406
JetBlue Airways Corp. *	3,342,321	21,791,933
Kirby Corp. *	141,885	14,787,255
Lyft, Inc., Class A *	335,737	4,478,731
Marten Transport Ltd.	430,479	6,336,651
Matson, Inc.	13,013	1,874,783
RXO, Inc. *	714,178	14,619,224
Saia, Inc. *	44,763	18,327,763
Schneider National, Inc., Class B	421,465	11,118,247
SkyWest, Inc. *	235,055	23,249,290
Star Bulk Carriers Corp.	69,352	1,083,972
United Airlines Holdings, Inc. *	405,936	38,080,856
XPO, Inc. *	176,732	21,730,967
		228,596,420

Utilities 3.5%
ALLETE, Inc.	260,683	17,124,266
American States Water Co.	75,337	5,766,294
Avista Corp.	433,336	17,320,440
Black Hills Corp.	382,777	23,418,297
California Water Service Group	154,569	7,025,161
Chesapeake Utilities Corp.	53,133	6,744,172
Clearway Energy, Inc., Class C	356,980	10,002,580
Essential Utilities, Inc.	471,036	17,889,947
Hawaiian Electric Industries, Inc. *	1,697,683	18,589,629
IDACORP, Inc.	182,075	21,468,463
MGE Energy, Inc.	89,965	8,256,988
New Jersey Resources Corp.	376,327	18,206,700
Northwest Natural Holding Co.	213,108	8,711,855
SECURITY	NUMBER OF SHARES	VALUE ($)
Northwestern Energy Group, Inc.	314,050	17,564,816
ONE Gas, Inc.	266,048	19,993,507
Ormat Technologies, Inc.	118,403	8,269,266
Otter Tail Corp.	126,580	10,092,223
SJW Group	93,379	4,918,272
Southwest Gas Holdings, Inc.	331,534	24,881,627
Spire, Inc.	293,142	22,530,894
TXNM Energy, Inc.	439,681	22,973,332
Unitil Corp.	18,448	1,034,933
		312,783,662
Total Common Stocks (Cost $7,865,097,004)		9,067,813,946

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	6,243,637	6,243,637
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	19,938,187	19,938,187
		26,181,824
Total Short-Term Investments (Cost $26,181,824)		26,181,824
Total Investments in Securities (Cost $7,891,278,828)		9,093,995,770

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/21/25	123	13,316,595	(486,092)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,874,754.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value and Balance of Shares Held at February 28, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/25	BALANCE OF SHARES HELD AT 2/28/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$171,200	($2,008,625 )	($4,815,951 )	$4,400,006	$—	—	$—
Tupperware Brands Corp.	—	1,185,709	(1,606,176)	(11,574,472)	7,315,841	—	—	—
						—

Consumer Services 0.2%
Cracker Barrel Old Country Store, Inc.	—	10,208,021	(397,842)	(320,225)	(3,644,928)	16,173,738	357,115	442,572

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	183,080	(2,168,913)	(3,336,646)	2,535,293	—	—	—
Diversified Healthcare Trust	—	5,012,358	(27,385,906)	7,819,650	(13,435,654)	—	—	189,295
						—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	4,938,880	(17,937,056)	2,424,265	10,145,599	—	—	—

Transportation 0.0%
Daseke, Inc.	—	1,535,237	(18,118,057)	3,725,718	(3,729,878)	—	—	—
Total	$—	$23,234,485	($69,622,575 )	($6,077,661 )	$3,586,279	$16,173,738		$631,867

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,620,984,267	$—	$—	$8,620,984,267
Health Care Equipment & Services	410,008,194	—	0 *	410,008,194
Telecommunication Services	36,821,485	—	0 *	36,821,485
Short-Term Investments[1]	26,181,824	—	—	26,181,824
Liabilities
Futures Contracts[2]	(486,092)	—	—	(486,092)
Total	$9,093,509,678	$—	$0	$9,093,509,678

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $26,274,500)		$16,173,738
Investments in securities, at value - unaffiliated issuers (cost $7,865,004,328) including securities on loan of $19,874,754		9,077,822,032
Cash		419
Deposit with broker for futures contracts		1,430,141
Receivables:
Fund shares sold		8,733,937
Dividends		7,693,856
Variation margin on future contracts		115,119
Income from securities on loan	+	110,945
Total assets		9,112,080,187

Liabilities
Collateral held for securities on loan		19,938,187
Payables:
Investments bought		8,486,910
Management fees	+	1,789,492
Total liabilities		30,214,589
Net assets		$9,081,865,598

Net Assets by Source
Capital received from investors		$9,161,285,106
Total distributable loss	+	(79,419,508)
Net assets		$9,081,865,598

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,081,865,598		311,950,000		$29.11

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $39,596)		$127,114,699
Income from non-cash dividends - unaffiliated issuers		8,088,821
Dividends received from securities - affiliated issuers		631,867
Other Interest		59,739
Securities on loan, net	+	4,130,395
Total investment income		140,025,521

Expenses
Management fees		22,134,967
Total expenses	–	22,134,967
Net investment income		117,890,554

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(21,724,357)
Net realized losses on sales of securities - unaffiliated issuers		(454,432,935)
Net realized gains on sales of in-kind redemptions - affiliated issuers		15,646,696
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		597,529,824
Net realized gains on futures contracts	+	2,393,729
Net realized gains		139,412,957
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,586,279
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		307,010,553
Net change in unrealized appreciation (depreciation) on futures contracts	+	(634,115)
Net change in unrealized appreciation (depreciation)	+	309,962,717
Net realized and unrealized gains		449,375,674
Increase in net assets resulting from operations		$567,266,228
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$117,890,554	$98,643,979
Net realized gains		139,412,957	165,137,207
Net change in unrealized appreciation (depreciation)	+	309,962,717	432,458,649
Increase in net assets resulting from operations		$567,266,228	$696,239,835

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($137,775,070 )	($100,406,860 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		69,800,000	$1,987,701,631	67,900,000	$1,703,422,320
Shares redeemed	+	(45,850,000)	(1,293,604,949)	(31,300,000)	(773,969,779)
Net transactions in fund shares		23,950,000	$694,096,682	36,600,000	$929,452,541

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		288,000,000	$7,958,277,758	251,400,000	$6,432,992,242
Total increase	+	23,950,000	1,123,587,840	36,600,000	1,525,285,516
End of period		311,950,000	$9,081,865,598	288,000,000	$7,958,277,758

[1]
For the period ended February 28, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$34.11	$30.98	$32.25	$30.94	$25.24
Income (loss) from investment operations:
Net investment income (loss)[1]	1.15	1.06	1.03	1.04	0.70
Net realized and unrealized gains (losses)	1.60	3.22	(1.40)	1.42	5.64
Total from investment operations	2.75	4.28	(0.37)	2.46	6.34
Less distributions:
Distributions from net investment income	(1.33)	(1.15)	(0.90)	(1.15)	(0.64)
Net asset value at end of period	$35.53	$34.11	$30.98	$32.25	$30.94
Total return	8.24%	14.06%	(0.91%)	7.95%	25.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[2]	0.25%	0.25%
Net investment income (loss)	3.24%	3.31%	3.50%	3.16%	2.74%
Portfolio turnover rate[3]	12%	11%	15%	15%	15%
Net assets, end of period (x 1,000,000)	$14,103	$12,251	$9,343	$7,382	$5,721

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 4.6%
AGL Energy Ltd.	1,180,352	7,677,659
Ampol Ltd.	367,859	6,064,245
ANZ Group Holdings Ltd.	1,980,276	36,684,434
APA Group	885,240	4,062,590
Aristocrat Leisure Ltd.	155,945	6,991,854
Aurizon Holdings Ltd.	2,550,010	5,153,602
BHP Group Ltd.	4,382,178	106,386,231
BlueScope Steel Ltd.	828,748	12,502,558
Brambles Ltd.	848,165	11,023,315
Coles Group Ltd.	1,046,135	12,997,769
Commonwealth Bank of Australia	633,574	61,753,672
Computershare Ltd.	201,077	5,135,381
CSL Ltd.	91,543	14,833,210
Downer EDI Ltd.	1,615,893	5,556,782
Endeavour Group Ltd. (a)	1,275,730	3,308,114
Fortescue Ltd.	1,590,936	16,333,730
Goodman Group	166,637	3,244,443
Incitec Pivot Ltd.	2,003,836	3,426,735
Insurance Australia Group Ltd.	1,095,255	5,380,566
JB Hi-Fi Ltd.	116,658	6,677,654
Lendlease Corp. Ltd.	1,388,249	5,326,453
Macquarie Group Ltd.	146,438	20,633,843
Medibank Pvt Ltd.	2,065,335	5,586,829
Metcash Ltd.	1,727,101	3,372,353
Mineral Resources Ltd. (a)	95,795	1,352,837
Mirvac Group	2,748,689	3,538,193
National Australia Bank Ltd.	1,604,115	35,212,414
Northern Star Resources Ltd.	305,511	3,260,091
Orica Ltd.	313,299	3,206,819
Origin Energy Ltd.	1,098,522	7,473,287
QBE Insurance Group Ltd.	642,975	8,608,425
Ramsay Health Care Ltd. (a)	160,031	3,423,325
Rio Tinto Ltd.	448,611	31,626,684
Santos Ltd.	1,995,141	8,114,036
Scentre Group	2,862,885	5,999,560
Sims Ltd.	426,069	3,847,088
Sonic Healthcare Ltd.	370,736	6,328,382
South32 Ltd.	5,071,923	11,101,992
Stockland	1,426,750	4,515,972
Suncorp Group Ltd.	750,511	9,385,442
Telstra Group Ltd.	4,354,333	11,210,051
Transurban Group	853,699	6,980,976
Treasury Wine Estates Ltd.	448,138	3,045,913
Viva Energy Group Ltd.	1,762,282	1,890,384
Wesfarmers Ltd.	538,154	24,817,721
Westpac Banking Corp.	2,188,902	43,298,773
Whitehaven Coal Ltd.	735,285	2,574,244
Woodside Energy Group Ltd.	1,184,727	18,248,614
Woolworths Group Ltd.	737,519	13,763,371
Worley Ltd.	456,770	4,323,125
		647,261,741

Austria 0.4%
ams-OSRAM AG *	261,576	2,768,111
BAWAG Group AG *	73,431	7,415,360
Erste Group Bank AG	231,125	15,537,524
OMV AG	329,120	14,519,728
Raiffeisen Bank International AG	288,556	7,742,538
voestalpine AG	337,126	7,755,520
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	126,198	4,152,623
		59,891,404

Belgium 0.6%
Ageas SA	188,522	10,322,716
Anheuser-Busch InBev SA	632,169	37,895,768
Colruyt Group NV	21,345	825,352
Groupe Bruxelles Lambert NV	30,920	2,209,173
KBC Group NV	175,435	15,249,379
Proximus SADP	596,816	3,730,341
Syensqo SA	49,033	3,585,922
UCB SA	42,892	8,098,528
Umicore SA	608,308	5,541,932
		87,459,111

Canada 8.1%
Agnico Eagle Mines Ltd.	139,029	13,450,746
Algonquin Power & Utilities Corp.	710,871	3,409,891
Alimentation Couche-Tard, Inc.	635,383	31,726,146
AltaGas Ltd.	198,681	4,889,272
ARC Resources Ltd.	310,454	5,758,447
Atco Ltd., Class I	157,851	5,158,880
AtkinsRealis Group, Inc.	94,760	4,787,500
B2Gold Corp.	1,271,678	3,416,330
Bank of Montreal	381,741	39,420,909
Bank of Nova Scotia	971,734	48,446,729
Barrick Gold Corp.	1,306,407	23,270,559
Bausch Health Cos., Inc. *	590,109	4,403,646
BCE, Inc.	469,821	10,899,599
Brookfield Corp.	688,047	39,987,015
Brookfield Infrastructure Corp., Class A (a)	21,044	846,552
Canadian Imperial Bank of Commerce	544,719	33,150,890
Canadian National Railway Co.	237,402	24,172,799
Canadian Natural Resources Ltd.	1,395,207	39,564,198
Canadian Pacific Kansas City Ltd.	207,360	16,221,164
Canadian Tire Corp. Ltd., Class A	79,030	7,830,309
CCL Industries, Inc., Class B	57,384	2,956,936
Cenovus Energy, Inc.	1,085,401	15,076,793
CGI, Inc.	106,664	11,104,370
CI Financial Corp.	94,028	2,048,245
Constellation Software, Inc.	1,522	5,268,938
Dollarama, Inc.	48,983	5,128,670
Emera, Inc.	220,331	8,849,642
Empire Co. Ltd., Class A	202,457	6,328,582
Enbridge, Inc.	1,436,522	61,637,170
Fairfax Financial Holdings Ltd.	10,823	15,627,479
Finning International, Inc.	162,320	4,811,401
First Quantum Minerals Ltd. *	556,094	6,929,220
Fortis, Inc.	329,129	14,494,425
Franco-Nevada Corp.	27,876	3,996,163
George Weston Ltd.	66,716	10,717,724
Gildan Activewear, Inc.	116,762	6,334,352
Great-West Lifeco, Inc. (a)	151,903	5,666,771
Hydro One Ltd.	163,164	5,248,703
iA Financial Corp., Inc.	54,390	5,123,923
Imperial Oil Ltd.	159,786	10,880,156
Intact Financial Corp.	50,485	9,989,760
Interfor Corp. *	38,609	459,379
Keyera Corp.	163,059	4,802,744
Kinross Gold Corp.	899,498	9,678,400
Linamar Corp.	84,593	3,067,674
Loblaw Cos. Ltd.	117,906	15,504,449
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lundin Mining Corp.	448,960	3,612,125
Magna International, Inc.	704,398	25,764,278
Manulife Financial Corp.	1,121,361	35,075,858
MEG Energy Corp.	176,533	2,759,726
Methanex Corp.	92,279	4,077,943
Metro, Inc.	189,930	12,620,249
National Bank of Canada	141,048	11,789,657
Northland Power, Inc.	181,743	2,506,843
Nutrien Ltd.	746,656	39,298,503
Onex Corp.	122,245	9,068,983
Open Text Corp.	158,378	4,107,460
Parkland Corp.	185,158	4,578,340
Pembina Pipeline Corp.	313,077	12,222,728
Power Corp. of Canada	408,643	13,928,271
Quebecor, Inc., Class B	132,535	3,040,701
Restaurant Brands International, Inc.	93,211	6,106,872
RioCan Real Estate Investment Trust	44,548	599,622
Rogers Communications, Inc., Class B	172,895	4,822,409
Royal Bank of Canada	602,416	71,501,224
Russel Metals, Inc.	24,262	691,035
Saputo, Inc.	309,021	5,468,012
South Bow Corp.	103,968	2,778,639
Sun Life Financial, Inc.	291,952	16,306,590
Suncor Energy, Inc.	1,482,106	56,956,987
TC Energy Corp.	644,637	28,975,215
Teck Resources Ltd., Class B	344,961	13,941,640
TELUS Corp.	547,924	8,516,204
TFI International, Inc.	38,104	3,470,372
Thomson Reuters Corp.	35,017	6,286,798
Toromont Industries Ltd.	36,183	3,051,021
Toronto-Dominion Bank	1,041,445	62,636,351
Tourmaline Oil Corp.	149,106	6,909,045
Veren, Inc.	678,651	3,721,733
Vermilion Energy, Inc.	304,227	2,595,502
Waste Connections, Inc.	52,538	10,006,127
West Fraser Timber Co. Ltd.	135,478	10,811,531
Wheaton Precious Metals Corp.	65,524	4,543,537
Whitecap Resources, Inc.	346,989	2,367,777
WSP Global, Inc.	38,009	6,808,401
		1,136,867,959

China 0.1%
China Gas Holdings Ltd.	3,912,686	3,396,210
GCL Technology Holdings Ltd. *(a)	17,611,778	2,808,282
Kingboard Holdings Ltd.	1,570,075	4,431,704
SITC International Holdings Co. Ltd.	1,375,592	3,311,398
Xinyi Glass Holdings Ltd.	664,596	634,129
		14,581,723

Denmark 0.9%
AP Moller - Maersk AS, Class A	7,508	13,024,797
AP Moller - Maersk AS, Class B	12,439	21,813,221
Carlsberg AS, Class B	60,319	7,582,249
Coloplast AS, Class B	31,410	3,346,475
Danske Bank AS	326,729	10,994,395
DSV AS	85,360	17,182,942
Novo Nordisk AS, Class B	304,756	27,390,598
Novonesis (Novozymes) B, Class B	55,673	3,372,568
Orsted AS *	115,126	5,060,413
Pandora AS	33,492	5,919,914
Rockwool AS, B Shares	6,040	2,383,690
Svitzer Group AS *	10,337	304,810
Vestas Wind Systems AS *	370,432	5,238,088
		123,614,160

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa OYJ	92,809	4,279,759
Fortum OYJ	496,115	7,788,414
Huhtamaki OYJ	22,907	850,968
Kesko OYJ, B Shares	395,948	7,519,214
Kone OYJ, B Shares (a)	163,825	9,234,492
Neste OYJ	645,715	5,773,935
Nokia OYJ	5,214,165	25,131,662
Nordea Bank Abp	2,459,385	32,368,473
Outokumpu OYJ (a)	1,359,764	5,054,191
Sampo OYJ, A Shares	1,464,220	12,876,708
Stora Enso OYJ, R Shares	885,680	9,547,281
UPM-Kymmene OYJ	524,510	15,350,107
Valmet OYJ	27,180	763,215
Wartsila OYJ Abp	239,907	4,559,675
		141,098,094

France 8.5%
Accor SA	94,298	4,713,243
Air Liquide SA	217,341	39,922,257
Alstom SA *	340,418	7,463,055
Arkema SA	101,265	8,362,063
Atos SE *	436,969	1,454
AXA SA	1,332,249	51,874,604
Ayvens SA	643,329	5,412,715
BNP Paribas SA	1,152,841	87,355,877
Bollore SE	628,600	3,804,792
Bouygues SA	518,648	17,821,584
Bureau Veritas SA	114,027	3,434,312
Capgemini SE	77,055	11,952,469
Carrefour SA	1,579,543	21,035,100
Cie de Saint-Gobain SA	435,386	43,794,976
Cie Generale des Etablissements Michelin SCA	792,271	28,146,550
Credit Agricole SA	1,156,732	19,260,060
Danone SA	443,037	31,727,844
Dassault Systemes SE	102,879	4,063,640
Edenred SE	13,071	416,923
Eiffage SA	123,240	12,378,626
Elis SA	166,838	3,402,563
Engie SA	2,035,480	36,495,360
EssilorLuxottica SA	88,159	26,304,542
Eurazeo SE	48,667	3,849,172
Forvia SE	687,726	6,038,017
Hermes International SCA	2,748	7,822,131
Kering SA	58,096	16,379,827
Klepierre SA	116,055	3,705,406
Legrand SA	96,187	10,558,644
L'Oreal SA	69,571	25,540,918
Louis Hachette Group *	484,743	717,633
LVMH Moet Hennessy Louis Vuitton SE	69,514	50,237,514
Orange SA	4,254,529	51,083,303
Pernod Ricard SA	89,800	9,642,729
Publicis Groupe SA	117,129	11,633,258
Renault SA	489,075	25,350,530
Rexel SA	403,663	10,940,241
Rubis SCA	180,985	4,987,949
Safran SA	80,519	20,943,324
Sanofi SA	748,803	81,270,923
Schneider Electric SE	169,551	41,253,135
SCOR SE	234,714	6,341,788
SEB SA	22,958	2,031,876
Societe Generale SA	1,516,471	61,989,118
Sodexo SA	49,893	3,842,362
Teleperformance SE	56,977	5,490,671
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Thales SA	38,932	7,759,774
TotalEnergies SE	2,969,232	178,424,800
Unibail-Rodamco-Westfield *	52,079	4,415,301
Valeo SE	761,704	7,937,569
Veolia Environnement SA	618,974	18,513,769
Vinci SA	366,405	42,335,920
Vivendi SE	491,237	1,486,680
Wendel SE	11,135	1,118,667
		1,192,787,558

Germany 8.1%
adidas AG	94,894	24,297,431
Allianz SE	254,051	87,269,609
Aurubis AG *(a)	107,405	9,321,470
BASF SE	1,734,996	88,794,362
Bayer AG	1,386,928	32,757,036
Bayerische Motoren Werke AG	618,847	53,998,140
Beiersdorf AG	31,232	4,295,651
BioNTech SE, ADR *	155,672	17,578,482
Brenntag SE	128,090	8,501,696
Commerzbank AG	445,961	9,558,911
Continental AG	242,557	17,441,215
Daimler Truck Holding AG	366,466	16,049,166
Deutsche Bank AG	1,294,337	27,898,153
Deutsche Boerse AG	38,441	10,042,639
Deutsche Lufthansa AG	1,241,421	8,916,188
Deutsche Post AG	1,311,039	51,389,607
Deutsche Telekom AG	3,500,669	126,514,238
E.ON SE	2,079,162	26,607,465
Evonik Industries AG	375,407	7,480,514
Freenet AG	144,847	4,730,126
Fresenius Medical Care AG	359,238	17,335,397
Fresenius SE & Co. KGaA *	811,123	32,443,638
GEA Group AG	97,589	5,653,138
Hannover Rueck SE	27,256	7,265,145
Hapag-Lloyd AG (a)	34,198	5,249,532
Heidelberg Materials AG	162,998	24,614,014
Henkel AG & Co. KGaA	69,195	5,300,063
Infineon Technologies AG	424,015	15,659,051
K&S AG (a)	449,012	6,185,053
KION Group AG	120,793	4,860,423
Kloeckner & Co. SE	111,892	769,191
Knorr-Bremse AG	12,300	1,068,133
Lanxess AG	229,180	6,833,417
Mercedes-Benz Group AG	1,402,488	87,179,818
Merck KGaA	50,811	7,189,353
METRO AG *	144,707	808,160
MTU Aero Engines AG	17,354	6,028,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,650	29,929,644
ProSiebenSat.1 Media SE	227,640	1,388,514
Puma SE	72,443	2,172,074
Rheinmetall AG	11,437	11,971,800
RWE AG	301,615	9,510,770
Salzgitter AG	47,279	962,260
SAP SE	249,854	68,937,750
Siemens AG	364,902	83,945,016
Siemens Healthineers AG	96,291	5,383,671
Symrise AG	40,063	4,046,557
thyssenkrupp AG	2,807,769	22,204,297
United Internet AG	50,076	913,988
Volkswagen AG	114,013	12,699,230
Vonovia SE	435,000	13,549,386
Zalando SE *	153,544	5,549,083
		1,141,047,753

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.2%
AIA Group Ltd.	4,439,997	33,914,463
BOC Hong Kong Holdings Ltd.	711,707	2,503,078
CK Asset Holdings Ltd.	2,081,033	9,045,061
CLP Holdings Ltd.	1,479,510	12,261,868
Galaxy Entertainment Group Ltd.	758,296	3,110,608
Hang Seng Bank Ltd.	505,154	7,080,536
HKT Trust & HKT Ltd.	2,499,084	3,203,995
Hong Kong & China Gas Co. Ltd.	7,069,850	5,636,606
Hong Kong Exchanges & Clearing Ltd.	168,418	7,580,055
Hongkong Land Holdings Ltd.	241,311	1,090,726
Jardine Matheson Holdings Ltd.	344,184	13,729,500
Lenovo Group Ltd.	2,400,799	3,575,034
Link REIT	1,064,592	4,825,676
MTR Corp. Ltd.	1,043,781	3,409,251
New World Development Co. Ltd. (a)	5,977,492	3,704,946
Orient Overseas International Ltd.	60,116	804,742
Pacific Basin Shipping Ltd.	11,432,345	2,308,080
PCCW Ltd.	1,527,042	883,648
Sun Hung Kai Properties Ltd.	1,499,843	14,040,837
Swire Pacific Ltd., A Shares	743,829	6,174,264
Swire Pacific Ltd., B Shares	468,170	647,786
Techtronic Industries Co. Ltd.	502,417	7,003,408
WH Group Ltd.	20,439,990	16,664,249
Wharf Real Estate Investment Co. Ltd.	1,121,219	2,926,862
Yue Yuen Industrial Holdings Ltd.	1,508,621	3,084,559
		169,209,838

Ireland 1.0%
Allegion PLC	21,190	2,727,365
Bank of Ireland Group PLC	406,392	4,792,827
CRH PLC (b)	121,606	12,424,166
CRH PLC (b)	94,122	9,649,387
DCC PLC	160,278	10,817,227
Flutter Entertainment PLC *	23,605	6,473,499
Glanbia PLC	178,241	2,053,908
Grafton Group PLC	63,457	666,062
ICON PLC *	12,266	2,330,785
James Hardie Industries PLC *	113,400	3,568,905
Kerry Group PLC, Class A	80,285	8,458,189
Kingspan Group PLC	54,860	4,510,152
Medtronic PLC	533,375	49,081,167
Perrigo Co. PLC	130,362	3,780,498
Ryanair Holdings PLC, ADR	121,321	5,887,708
Smurfit WestRock PLC	130,739	6,756,002
Trane Technologies PLC	26,758	9,464,305
		143,442,152

Isle Of Man 0.0%
Entain PLC	519,106	4,880,016

Israel 0.4%
Bank Hapoalim BM	627,731	8,568,492
Bank Leumi Le-Israel BM	905,332	12,025,641
Check Point Software Technologies Ltd. *	22,274	4,906,071
ICL Group Ltd.	1,180,674	7,185,327
Israel Corp. Ltd.	2,041	611,696
Israel Discount Bank Ltd., A Shares	687,179	5,323,964
Oil Refineries Ltd.	2,700,498	793,966
Teva Pharmaceutical Industries Ltd. *	117,045	1,940,803
Teva Pharmaceutical Industries Ltd., ADR *	204,769	3,370,498
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ZIM Integrated Shipping Services Ltd. (a)	514,204	10,397,205
		55,123,663

Italy 2.5%
A2A SpA	1,885,693	4,292,895
Banco BPM SpA	851,550	8,519,592
BPER Banca SpA	740,373	5,657,874
Enel SpA	9,071,153	66,594,632
Eni SpA	4,105,456	59,152,095
Generali	844,327	27,870,910
Hera SpA	1,004,262	3,908,268
Intesa Sanpaolo SpA	11,338,722	55,812,845
Leonardo SpA	273,079	10,951,129
Mediobanca Banca di Credito Finanziario SpA	300,657	5,362,521
Moncler SpA	51,118	3,515,121
Pirelli & C SpA	151,222	948,973
Poste Italiane SpA	335,991	5,424,913
Prysmian SpA	120,423	7,143,688
Snam SpA	1,232,081	5,957,065
Telecom Italia SpA *	44,634,782	12,565,947
Terna - Rete Elettrica Nazionale	587,557	4,925,140
UniCredit SpA	1,000,791	52,676,059
Unipol Assicurazioni SpA	400,105	5,967,009
		347,246,676

Japan 25.1%
Advantest Corp.	130,084	7,005,951
Aeon Co. Ltd.	737,295	18,024,452
AGC, Inc.	411,877	12,282,924
Air Water, Inc.	346,845	4,287,947
Aisin Corp.	1,458,339	17,114,520
Ajinomoto Co., Inc.	248,372	9,897,302
Alfresa Holdings Corp.	586,224	7,756,931
Alps Alpine Co. Ltd.	581,672	5,948,151
Amada Co. Ltd.	389,474	3,702,323
ANA Holdings, Inc.	223,318	4,223,473
Asahi Group Holdings Ltd.	1,467,811	18,146,136
Asahi Kasei Corp.	2,806,207	19,022,134
Astellas Pharma, Inc.	1,541,698	14,875,271
Bandai Namco Holdings, Inc.	406,994	13,503,899
Bridgestone Corp.	763,668	29,584,882
Brother Industries Ltd.	399,407	7,634,572
Canon, Inc.	960,592	32,273,647
Central Japan Railway Co.	730,436	14,359,578
Chubu Electric Power Co., Inc.	1,452,849	15,295,431
Chugai Pharmaceutical Co. Ltd.	181,502	9,017,588
Chugoku Electric Power Co., Inc.	564,197	3,204,086
Coca-Cola Bottlers Japan Holdings, Inc.	289,974	4,738,452
COMSYS Holdings Corp.	198,134	4,181,069
Cosmo Energy Holdings Co. Ltd.	173,608	7,594,306
Dai Nippon Printing Co. Ltd.	548,196	7,919,458
Daicel Corp.	106,653	917,232
Daido Steel Co. Ltd.	89,031	721,370
Daifuku Co. Ltd.	207,333	5,357,541
Dai-ichi Life Holdings, Inc.	732,401	21,457,583
Daiichi Sankyo Co. Ltd.	334,571	7,652,983
Daikin Industries Ltd.	172,362	17,957,354
Daito Trust Construction Co. Ltd.	81,331	8,432,907
Daiwa House Industry Co. Ltd.	962,923	31,540,449
Daiwa Securities Group, Inc.	695,072	4,826,921
Daiwabo Holdings Co. Ltd.	207,462	3,557,396
Denka Co. Ltd.	242,628	3,344,900
Denso Corp.	1,944,127	24,963,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Dentsu Group, Inc.	189,309	3,900,623
DIC Corp.	216,737	4,609,589
Disco Corp.	11,907	2,968,552
Dowa Holdings Co. Ltd.	122,417	3,703,501
East Japan Railway Co.	933,003	18,375,878
Ebara Corp.	317,522	5,212,843
EDION Corp.	79,441	934,662
Eisai Co. Ltd.	190,967	5,460,545
Electric Power Development Co. Ltd.	460,718	7,884,745
ENEOS Holdings, Inc.	9,801,989	51,964,624
EXEO Group, Inc.	365,237	4,203,879
FANUC Corp.	467,850	13,377,787
Fast Retailing Co. Ltd.	39,505	11,920,053
Fuji Electric Co. Ltd.	110,568	4,842,555
Fuji Media Holdings, Inc.	234,000	3,725,956
FUJIFILM Holdings Corp.	1,011,627	20,327,194
Fujikura Ltd.	224,016	9,127,431
Fujitsu Ltd.	1,686,583	32,221,855
Furukawa Electric Co. Ltd.	178,887	7,381,263
Hakuhodo DY Holdings, Inc.	401,827	2,839,814
Hankyu Hanshin Holdings, Inc.	193,095	5,033,194
Hanwa Co. Ltd.	122,621	4,007,488
Haseko Corp.	455,040	5,965,238
Hino Motors Ltd. *	1,338,477	4,201,199
Hitachi Construction Machinery Co. Ltd.	153,212	3,947,856
Hitachi Ltd.	3,112,575	77,455,498
Honda Motor Co. Ltd.	9,379,918	86,706,432
Hoya Corp.	87,870	10,201,305
Ibiden Co. Ltd.	74,741	2,012,172
Idemitsu Kosan Co. Ltd.	2,968,326	19,963,492
IHI Corp.	181,852	10,536,181
Iida Group Holdings Co. Ltd.	412,907	6,152,710
INFRONEER Holdings, Inc.	82,504	635,088
Inpex Corp.	1,088,445	13,770,333
Isetan Mitsukoshi Holdings Ltd.	318,729	4,792,726
Isuzu Motors Ltd.	945,816	12,380,119
ITOCHU Corp.	1,261,341	55,820,585
Iwatani Corp.	273,638	2,837,250
Japan Airlines Co. Ltd.	282,847	4,845,347
Japan Exchange Group, Inc.	75,155	786,735
Japan Post Bank Co. Ltd.	627,899	6,281,282
Japan Post Holdings Co. Ltd.	2,398,457	25,393,929
Japan Post Insurance Co. Ltd.	286,919	5,542,461
Japan Tobacco, Inc.	832,913	20,726,791
JFE Holdings, Inc.	1,616,282	20,088,896
JGC Holdings Corp.	73,327	540,117
JTEKT Corp.	806,613	6,064,518
Kajima Corp.	579,965	11,984,545
Kaneka Corp.	183,558	4,547,079
Kansai Electric Power Co., Inc.	979,495	11,260,991
Kansai Paint Co. Ltd.	162,330	2,301,457
Kao Corp.	403,278	17,330,557
Kawasaki Heavy Industries Ltd.	185,118	9,200,928
Kawasaki Kisen Kaisha Ltd.	346,829	5,019,636
KDDI Corp.	1,692,008	54,949,979
Kewpie Corp.	204,984	3,851,569
Keyence Corp.	27,517	10,848,303
Kikkoman Corp.	353,607	3,410,649
Kinden Corp.	54,454	1,141,874
Kintetsu Group Holdings Co. Ltd.	154,336	3,459,617
Kirin Holdings Co. Ltd.	922,863	12,410,378
Kobe Steel Ltd.	781,354	9,177,455
Koito Manufacturing Co. Ltd.	436,196	5,489,537
Komatsu Ltd.	958,639	28,410,244
Konica Minolta, Inc.	1,594,247	5,566,826
K's Holdings Corp.	487,921	4,532,927
Kubota Corp.	1,139,967	13,998,533
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuraray Co. Ltd.	521,043	6,488,186
Kurita Water Industries Ltd.	19,207	612,554
Kyocera Corp.	1,496,023	16,469,705
Kyushu Electric Power Co., Inc.	964,240	8,430,181
Kyushu Railway Co.	39,494	945,057
Lixil Corp.	720,555	8,154,926
LY Corp.	1,755,908	5,899,441
Makita Corp.	214,330	6,952,089
Marubeni Corp.	1,783,596	27,784,542
MatsukiyoCocokara & Co.	324,654	4,918,445
Mazda Motor Corp.	2,051,383	13,721,716
Medipal Holdings Corp.	550,728	8,018,164
MEIJI Holdings Co. Ltd.	425,673	8,700,175
Minebea Mitsumi, Inc.	426,707	6,515,497
MISUMI Group, Inc.	245,301	3,949,852
Mitsubishi Chemical Group Corp.	3,320,187	16,771,136
Mitsubishi Corp.	3,984,683	66,012,549
Mitsubishi Electric Corp.	2,397,350	36,701,194
Mitsubishi Estate Co. Ltd.	803,038	11,715,578
Mitsubishi Gas Chemical Co., Inc.	306,339	4,659,272
Mitsubishi Heavy Industries Ltd.	2,123,417	27,998,471
Mitsubishi Materials Corp.	418,648	6,613,302
Mitsubishi Motors Corp. (a)	1,517,422	4,196,964
Mitsubishi UFJ Financial Group, Inc.	4,979,078	62,876,575
Mitsui & Co. Ltd.	2,518,633	46,714,086
Mitsui Chemicals, Inc.	352,273	7,838,159
Mitsui Fudosan Co. Ltd.	1,789,155	15,434,497
Mitsui Mining & Smelting Co. Ltd.	120,522	3,403,040
Mitsui OSK Lines Ltd.	349,579	12,856,212
Mizuho Financial Group, Inc.	1,481,299	41,058,999
Morinaga Milk Industry Co. Ltd.	39,026	760,475
MS&AD Insurance Group Holdings, Inc.	886,441	18,411,761
Murata Manufacturing Co. Ltd.	1,315,330	22,261,848
Nagase & Co. Ltd.	205,250	3,743,519
Nagoya Railroad Co. Ltd.	268,853	3,159,618
NEC Corp.	255,040	24,480,929
NGK Insulators Ltd.	426,423	5,284,482
NH Foods Ltd.	253,054	7,627,136
NHK Spring Co. Ltd.	314,227	3,483,302
Nichirei Corp.	144,495	3,315,729
NIDEC Corp.	611,230	10,888,529
Nikon Corp.	428,698	4,445,009
Nintendo Co. Ltd.	505,497	37,435,526
Nippon Express Holdings, Inc.	530,843	9,370,201
Nippon Paint Holdings Co. Ltd.	91,372	675,157
Nippon Paper Industries Co. Ltd.	617,018	4,139,522
Nippon Sanso Holdings Corp.	23,666	715,971
Nippon Steel Corp.	1,686,803	37,263,129
Nippon Telegraph & Telephone Corp.	41,458,161	40,001,437
Nippon Yusen KK	615,492	21,520,471
Nissan Chemical Corp.	20,361	583,557
Nissan Motor Co. Ltd.	9,635,308	27,500,222
Nisshin Seifun Group, Inc.	366,834	4,102,981
Nissin Foods Holdings Co. Ltd.	128,690	2,589,257
Nissui Corp.	579,841	3,299,470
Niterra Co. Ltd.	192,756	5,617,866
Nitori Holdings Co. Ltd.	50,497	5,198,984
Nitto Denko Corp.	695,388	13,511,371
NOK Corp.	74,280	1,122,863
Nomura Holdings, Inc.	1,639,009	10,528,290
Nomura Research Institute Ltd.	169,026	5,582,417
NSK Ltd.	1,205,987	5,040,985
NTT Data Group Corp.	507,869	9,358,985
Obayashi Corp.	956,175	12,836,139
Oji Holdings Corp.	2,468,454	10,152,612
Olympus Corp.	455,527	6,187,755
Omron Corp.	201,005	6,011,676
SECURITY	NUMBER OF SHARES	VALUE ($)
Ono Pharmaceutical Co. Ltd.	334,268	3,600,099
ORIX Corp.	722,417	14,803,568
Osaka Gas Co. Ltd.	574,147	13,159,718
Otsuka Corp.	192,822	4,198,208
Otsuka Holdings Co. Ltd.	293,689	14,275,669
PALTAC Corp.	28,978	753,991
Pan Pacific International Holdings Corp.	192,943	5,093,250
Panasonic Holdings Corp.	5,029,050	62,189,420
Persol Holdings Co. Ltd.	2,899,815	4,510,545
Recruit Holdings Co. Ltd.	463,817	27,085,103
Renesas Electronics Corp.	499,760	8,173,188
Rengo Co. Ltd.	521,648	2,765,138
Resona Holdings, Inc.	1,215,545	9,389,126
Resonac Holdings Corp.	318,301	7,318,842
Ricoh Co. Ltd.	1,361,551	14,677,591
Rohm Co. Ltd.	412,655	4,077,397
Ryohin Keikaku Co. Ltd.	237,242	6,223,283
Sankyu, Inc.	105,333	4,118,398
Sanwa Holdings Corp.	181,474	5,857,457
SBI Holdings, Inc.	241,307	6,936,806
Secom Co. Ltd.	313,218	10,697,986
Seiko Epson Corp.	435,809	7,322,528
Seino Holdings Co. Ltd.	234,147	3,521,644
Sekisui Chemical Co. Ltd.	575,003	9,747,139
Sekisui House Ltd.	818,249	18,407,141
Seven & i Holdings Co. Ltd.	2,642,899	37,601,616
SG Holdings Co. Ltd.	631,090	6,417,900
Sharp Corp. *	430,923	2,811,244
Shimadzu Corp.	146,359	3,846,058
Shimamura Co. Ltd.	78,673	4,485,084
Shimano, Inc.	42,264	5,725,602
Shimizu Corp.	1,076,171	9,844,399
Shin-Etsu Chemical Co. Ltd.	930,579	27,739,214
Shionogi & Co. Ltd.	471,599	7,019,454
Shiseido Co. Ltd.	342,444	6,171,923
SMC Corp.	23,453	8,404,141
SoftBank Corp.	28,717,879	40,724,714
SoftBank Group Corp.	1,036,815	56,920,074
Sojitz Corp.	376,649	8,210,571
Sompo Holdings, Inc.	726,653	21,337,400
Sony Group Corp.	3,507,299	87,022,071
Stanley Electric Co. Ltd.	233,276	3,750,032
Subaru Corp.	1,213,124	22,166,209
SUMCO Corp.	419,714	3,163,974
Sumitomo Chemical Co. Ltd.	5,295,014	12,392,922
Sumitomo Corp.	1,295,240	28,827,997
Sumitomo Electric Industries Ltd.	1,523,687	26,475,825
Sumitomo Forestry Co. Ltd.	177,748	5,375,080
Sumitomo Heavy Industries Ltd.	253,584	5,107,186
Sumitomo Metal Mining Co. Ltd.	369,416	8,035,739
Sumitomo Mitsui Financial Group, Inc.	2,046,633	51,500,264
Sumitomo Mitsui Trust Group, Inc.	403,241	10,235,222
Sumitomo Realty & Development Co. Ltd.	232,673	8,038,061
Sumitomo Rubber Industries Ltd.	479,992	5,527,895
Sundrug Co. Ltd.	24,683	675,652
Suntory Beverage & Food Ltd.	140,819	4,495,705
Suzuken Co. Ltd.	210,598	6,650,757
Suzuki Motor Corp.	2,312,858	27,948,601
Sysmex Corp.	208,168	3,739,413
T&D Holdings, Inc.	299,245	6,225,376
Taiheiyo Cement Corp.	275,607	7,132,734
Taisei Corp.	251,121	11,258,326
Taiyo Yuden Co. Ltd.	185,294	3,043,251
Takeda Pharmaceutical Co. Ltd.	1,487,877	42,791,459
TDK Corp.	1,365,021	14,366,258
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teijin Ltd.	639,269	5,601,743
Terumo Corp.	489,297	8,646,590
TIS, Inc.	181,410	5,019,939
Tobu Railway Co. Ltd.	195,422	3,367,802
Toho Gas Co. Ltd.	155,199	4,228,721
Tohoku Electric Power Co., Inc.	1,184,971	8,429,536
Tokio Marine Holdings, Inc.	836,346	29,397,955
Tokyo Electric Power Co. Holdings, Inc. *	4,890,179	12,428,671
Tokyo Electron Ltd.	147,274	21,622,730
Tokyo Gas Co. Ltd.	672,894	21,138,593
Tokyu Corp.	445,415	5,123,773
Tokyu Fudosan Holdings Corp.	721,728	4,669,117
TOPPAN Holdings, Inc.	375,182	11,009,355
Toray Industries, Inc.	3,025,778	19,998,506
Tosoh Corp.	657,880	8,932,098
TOTO Ltd.	193,177	5,021,230
Toyo Seikan Group Holdings Ltd.	319,535	4,995,683
Toyo Suisan Kaisha Ltd.	60,743	3,583,432
Toyoda Gosei Co. Ltd.	46,305	811,363
Toyota Industries Corp.	141,746	12,166,857
Toyota Motor Corp.	9,731,356	173,646,214
Toyota Tsusho Corp.	1,070,600	17,725,518
Tsuruha Holdings, Inc.	69,849	4,253,190
UBE Corp.	257,541	3,800,009
Unicharm Corp.	494,756	3,708,331
West Japan Railway Co.	433,733	8,571,332
Yakult Honsha Co. Ltd.	168,288	3,379,273
Yamada Holdings Co. Ltd.	2,093,925	5,988,796
Yamaha Corp.	569,276	4,168,659
Yamaha Motor Co. Ltd.	1,389,109	11,338,160
Yamato Holdings Co. Ltd.	801,370	10,175,663
Yamazaki Baking Co. Ltd.	204,492	3,672,022
Yaskawa Electric Corp. (a)	125,780	3,366,208
Yokogawa Electric Corp.	161,954	3,064,546
Yokohama Rubber Co. Ltd.	215,489	4,776,093
		3,533,446,159

Jersey 0.9%
Amcor PLC	266,284	2,659,355
Aptiv PLC *	155,177	10,105,126
Experian PLC	207,793	9,848,220
Glencore PLC *	23,449,833	94,234,912
Man Group PLC	1,170,911	3,140,369
WPP PLC	977,870	7,929,471
		127,917,453

Luxembourg 0.5%
Aperam SA	119,807	3,638,301
ArcelorMittal SA	1,525,689	43,539,523
B&M European Value Retail SA	824,595	2,883,326
Eurofins Scientific SE	76,086	3,822,745
Millicom International Cellular SA	130,670	3,434,007
SES SA, Class A	1,058,216	4,620,089
Subsea 7 SA	67,235	1,032,729
Tenaris SA	289,463	5,418,750
		68,389,470

Mauritius 0.0%
Golden Agri-Resources Ltd.	17,406,402	3,226,276

Netherlands 3.0%
Aalberts NV	87,967	2,944,011
ABN AMRO Bank NV, GDR	797,558	15,087,891
SECURITY	NUMBER OF SHARES	VALUE ($)
Aegon Ltd.	1,088,529	6,871,669
AerCap Holdings NV	62,902	6,485,196
Airbus SE	135,721	23,388,540
Akzo Nobel NV	298,565	18,481,421
ASM International NV	1,398	746,152
ASML Holding NV	51,125	36,081,179
ASR Nederland NV	144,005	7,611,071
EXOR NV	59,341	5,776,493
Ferrari NV	12,713	5,949,687
Ferrovial SE	110,726	4,930,941
Heineken Holding NV	118,912	8,737,182
Heineken NV	147,325	12,441,308
IMCD NV	4,564	678,046
ING Groep NV, Series N	2,444,988	43,593,570
Iveco Group NV	333,797	5,247,158
Koninklijke Ahold Delhaize NV	1,735,499	61,313,127
Koninklijke KPN NV	2,968,751	11,362,009
Koninklijke Philips NV	721,258	18,812,726
NN Group NV	357,265	18,124,491
NXP Semiconductors NV	55,107	11,880,518
Prosus NV *	181,370	7,920,359
Randstad NV	235,905	9,492,256
SBM Offshore NV	57,710	1,213,573
Signify NV	228,493	4,866,720
Stellantis NV	4,006,298	51,498,582
STMicroelectronics NV (b)	56,663	1,398,398
STMicroelectronics NV (b)	298,528	7,364,331
Universal Music Group NV	103,780	2,897,954
Wolters Kluwer NV	50,761	7,792,020
		420,988,579

New Zealand 0.0%
Fletcher Building Ltd. *	2,138,751	4,062,742
Spark New Zealand Ltd.	1,752,017	2,228,556
		6,291,298

Norway 0.7%
Aker BP ASA	300,386	6,211,566
DNB Bank ASA	622,009	14,328,308
Equinor ASA	1,498,329	34,301,586
Mowi ASA	337,381	6,283,415
Norsk Hydro ASA	2,018,931	11,890,747
Orkla ASA	641,633	6,203,185
Telenor ASA	888,464	11,521,150
Yara International ASA	374,217	10,640,564
		101,380,521

Poland 0.3%
Bank Polska Kasa Opieki SA	67,289	2,863,577
KGHM Polska Miedz SA	174,032	5,639,583
ORLEN SA	1,053,769	16,539,744
PGE Polska Grupa Energetyczna SA *	3,305,935	5,895,682
Powszechna Kasa Oszczednosci Bank Polski SA	326,997	5,656,368
Powszechny Zaklad Ubezpieczen SA	549,169	7,412,620
		44,007,574

Portugal 0.2%
EDP SA	3,216,395	10,403,113
Galp Energia SGPS SA	473,689	7,830,462
Jeronimo Martins SGPS SA	227,215	4,905,665
		23,139,240

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 5.0%
BNK Financial Group, Inc.	648,499	4,947,193
CJ CheilJedang Corp.	20,794	3,368,773
CJ Corp.	74,429	5,235,316
Coway Co. Ltd.	21,938	1,214,695
DB Insurance Co. Ltd.	62,327	3,894,106
DL E&C Co. Ltd.	176,244	4,879,269
Doosan Enerbility Co. Ltd. *	305,930	5,311,793
E-MART, Inc.	129,075	6,714,476
GS Engineering & Construction Corp.	311,377	3,739,759
GS Holdings Corp.	327,373	8,067,398
Hana Financial Group, Inc.	354,707	14,426,869
Hankook Tire & Technology Co. Ltd. *	146,180	3,787,150
Hanwha Corp.	193,961	5,376,388
Hanwha Solutions Corp.	179,691	2,640,889
HD Hyundai Co. Ltd.	91,524	4,560,872
HMM Co. Ltd.	702,650	9,409,333
Hyundai Engineering & Construction Co. Ltd.	210,609	4,822,887
Hyundai Glovis Co. Ltd.	73,198	6,509,713
Hyundai Marine & Fire Insurance Co. Ltd.	35,820	569,290
Hyundai Mobis Co. Ltd.	121,627	20,411,121
Hyundai Motor Co.	179,134	23,633,100
Hyundai Steel Co.	461,526	8,407,730
Industrial Bank of Korea	394,305	4,202,075
KB Financial Group, Inc.	325,812	17,438,704
Kia Corp.	365,479	23,284,328
Korea Electric Power Corp.	829,621	12,107,737
Korea Gas Corp.	181,034	4,318,878
Korea Zinc Co. Ltd.	10,715	5,442,098
Korean Air Lines Co. Ltd.	338,218	5,456,248
KT Corp.	151,451	4,865,812
KT&G Corp.	98,913	6,646,488
Kumho Petrochemical Co. Ltd. *	39,744	2,980,325
LG Chem Ltd. *	60,817	9,748,846
LG Corp. *	74,240	3,374,776
LG Display Co. Ltd. *	1,216,492	7,608,792
LG Electronics, Inc.	304,243	16,409,032
LG H&H Co. Ltd. *	18,587	4,059,434
LG Innotek Co. Ltd. *	25,990	2,885,212
LG Uplus Corp.	942,735	6,818,057
Lotte Chemical Corp.	93,078	3,970,242
Lotte Shopping Co. Ltd. *	14,727	635,227
NAVER Corp.	45,805	6,481,397
POSCO Holdings, Inc.	171,871	32,015,071
Posco International Corp.	118,736	4,212,454
Samsung C&T Corp.	91,846	7,628,197
Samsung Electro-Mechanics Co. Ltd.	67,228	6,203,965
Samsung Electronics Co. Ltd.	5,669,082	211,200,334
Samsung Fire & Marine Insurance Co. Ltd.	31,906	8,342,364
Samsung Life Insurance Co. Ltd.	78,413	4,652,573
Samsung SDI Co. Ltd.	29,508	4,518,280
Samsung SDS Co. Ltd.	44,903	3,784,633
Shinhan Financial Group Co. Ltd.	538,407	16,874,674
SK Hynix, Inc.	395,147	51,375,323
SK Innovation Co. Ltd. *	147,746	12,695,107
SK Telecom Co. Ltd.	177,661	6,800,886
SK, Inc.	151,554	14,897,440
S-Oil Corp.	98,709	3,839,321
Woori Financial Group, Inc.	929,641	10,536,228
		700,238,678

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 0.8%
ComfortDelGro Corp. Ltd.	3,289,770	3,390,258
DBS Group Holdings Ltd.	818,068	27,839,058
Jardine Cycle & Carriage Ltd.	35,818	707,969
Olam Group Ltd.	3,522,097	2,611,282
Oversea-Chinese Banking Corp. Ltd.	1,731,389	22,091,641
Singapore Airlines Ltd.	1,037,846	5,240,014
Singapore Telecommunications Ltd.	5,333,199	13,443,710
United Overseas Bank Ltd.	661,871	18,745,160
Venture Corp. Ltd.	335,957	3,138,388
Wilmar International Ltd.	3,886,537	9,249,543
		106,457,023

Spain 3.2%
Acciona SA	26,100	3,221,994
Acerinox SA	353,649	4,159,763
ACS Actividades de Construccion y Servicios SA	259,354	13,998,898
Aena SME SA	20,779	4,641,865
Amadeus IT Group SA	101,357	7,665,512
Banco Bilbao Vizcaya Argentaria SA	5,098,435	68,002,959
Banco de Sabadell SA	4,397,323	12,155,614
Banco Santander SA	19,822,851	128,271,352
CaixaBank SA	979,629	6,813,832
Cellnex Telecom SA *	15,554	557,107
Enagas SA	200,530	2,615,233
Endesa SA	347,367	7,741,842
Grifols SA *	315,723	3,487,099
Iberdrola SA	4,231,182	61,386,018
Industria de Diseno Textil SA	377,513	20,415,913
International Consolidated Airlines Group SA	1,589,485	7,050,928
Mapfre SA	343,116	968,466
Naturgy Energy Group SA	32,109	834,835
Redeia Corp. SA	276,505	4,969,129
Repsol SA	2,657,895	34,027,451
Telefonica SA	12,552,273	56,146,846
		449,132,656

Sweden 2.0%
Alfa Laval AB	101,957	4,411,606
Assa Abloy AB, B Shares	388,739	11,924,598
Atlas Copco AB, A Shares	650,207	11,068,861
Atlas Copco AB, B Shares	405,367	6,039,855
Boliden AB	336,315	11,779,531
Electrolux AB, B Shares *	529,824	4,528,756
Epiroc AB, A Shares	206,111	4,024,263
Epiroc AB, B Shares	123,566	2,113,322
Essity AB, B Shares	454,543	12,554,331
H & M Hennes & Mauritz AB, B Shares	598,217	8,032,806
Hexagon AB, B Shares	612,126	6,982,220
Husqvarna AB, B Shares	372,900	1,910,509
Investor AB, A Shares	99,010	2,945,831
Investor AB, B Shares	213,999	6,374,061
Sandvik AB	601,524	13,038,969
Securitas AB, B Shares	599,553	8,706,981
Skandinaviska Enskilda Banken AB, A Shares	769,774	12,380,088
Skanska AB, B Shares	500,475	11,878,886
SKF AB, B Shares	413,636	8,931,526
SSAB AB, A Shares	509,880	3,082,525
SSAB AB, B Shares	1,252,099	7,532,352
Svenska Cellulosa AB SCA, B Shares	330,008	4,531,227
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Handelsbanken AB, A Shares	974,338	12,239,241
Svenska Handelsbanken AB, B Shares (a)	26,282	486,708
Swedbank AB, A Shares	664,886	15,997,993
Tele2 AB, B Shares	573,520	6,816,998
Telefonaktiebolaget LM Ericsson, B Shares	3,041,729	24,979,630
Telia Co. AB	3,782,503	12,332,219
Trelleborg AB, B Shares	115,694	4,500,546
Volvo AB, A Shares	169,436	5,236,921
Volvo AB, B Shares	1,246,383	38,662,475
Volvo Car AB, B Shares *(a)	1,371,217	2,899,519
		288,925,354

Switzerland 5.3%
ABB Ltd.	503,442	26,956,257
Adecco Group AG	381,682	10,296,636
Alcon AG	113,477	10,489,312
Baloise Holding AG	24,361	4,689,948
Barry Callebaut AG	2,386	2,885,149
Chocoladefabriken Lindt & Spruengli AG	24	2,926,018
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	248	3,130,751
Cie Financiere Richemont SA, Class A	150,837	30,677,295
Coca-Cola HBC AG	125,708	5,318,381
DKSH Holding AG	11,488	909,109
Galenica AG	9,738	870,997
Garmin Ltd.	29,362	6,721,843
Geberit AG	11,568	6,774,765
Georg Fischer AG	13,201	1,017,600
Givaudan SA	1,770	7,960,831
Holcim AG *	375,124	40,969,486
Julius Baer Group Ltd.	98,024	6,583,823
Kuehne & Nagel International AG	29,201	6,718,900
Logitech International SA	65,786	6,445,533
Lonza Group AG	14,748	9,294,223
Nestle SA	1,196,522	115,534,493
Novartis AG	778,260	84,239,259
Partners Group Holding AG	3,933	5,767,092
Roche Holding AG	419,505	139,114,321
Roche Holding AG, Bearer Shares	17,656	6,187,672
Sandoz Group AG	208,696	9,148,160
Schindler Holding AG	7,880	2,314,436
Schindler Holding AG, Participation Certificates	15,782	4,820,747
SGS SA	64,525	6,622,350
Siemens Energy AG *	416,022	23,770,510
Sika AG	34,759	8,810,622
Sonova Holding AG	12,983	4,158,589
Swatch Group AG	64,855	2,458,344
Swatch Group AG, Bearer Shares	28,872	5,600,000
Swiss Life Holding AG	14,972	13,023,027
Swiss Prime Site AG	5,311	612,774
Swiss Re AG	131,874	21,091,070
Swisscom AG	19,856	11,300,699
UBS Group AG	1,359,234	46,550,657
Zurich Insurance Group AG	74,982	49,331,466
		752,093,145

United Kingdom 13.9%
3i Group PLC	265,270	13,216,955
abrdn PLC	3,370,400	6,728,603
Admiral Group PLC	128,626	4,656,331
SECURITY	NUMBER OF SHARES	VALUE ($)
Anglo American PLC	1,727,328	50,807,155
Anglogold Ashanti PLC	152,081	4,481,827
Antofagasta PLC	204,845	4,471,224
ARM Holdings PLC, ADR *	21,449	2,824,619
Ashtead Group PLC	183,156	11,081,327
Associated British Foods PLC	299,260	7,140,607
AstraZeneca PLC	338,649	51,032,707
Aviva PLC	2,441,697	16,737,366
BAE Systems PLC	1,403,716	24,859,719
Balfour Beatty PLC	750,283	4,387,272
Barclays PLC	15,804,559	61,949,632
Barratt Redrow PLC	1,777,024	9,547,577
Bellway PLC	172,185	5,073,275
Berkeley Group Holdings PLC	82,024	3,718,097
BP PLC	24,556,192	135,228,234
British American Tobacco PLC	2,612,400	101,543,828
BT Group PLC	15,965,390	32,124,290
Bunzl PLC	199,638	8,466,278
Burberry Group PLC	502,091	6,865,774
Centrica PLC	4,609,099	8,676,298
CK Hutchison Holdings Ltd.	6,359,631	31,771,576
Coca-Cola Europacific Partners PLC	48,714	4,202,070
Compass Group PLC	691,657	24,150,041
Croda International PLC	70,532	2,934,293
Currys PLC *	6,176,427	7,080,998
Diageo PLC	837,962	22,822,230
Direct Line Insurance Group PLC	2,478,740	8,664,184
Dowlais Group PLC	4,575,669	4,004,208
Firstgroup PLC	2,123,925	4,270,919
GSK PLC	2,481,954	45,830,334
Haleon PLC	3,710,259	18,612,332
Harbour Energy PLC	931,749	2,662,016
Hays PLC	4,111,507	3,642,020
HSBC Holdings PLC	11,580,664	136,135,544
IG Group Holdings PLC	74,094	888,172
Imperial Brands PLC	1,016,408	35,770,673
Inchcape PLC	469,039	4,010,107
Informa PLC	376,965	4,077,288
InterContinental Hotels Group PLC	8,240	1,030,069
International Distribution Services PLC	2,078,482	9,547,251
Intertek Group PLC	80,008	5,173,102
ITV PLC	5,030,531	4,503,609
J Sainsbury PLC	5,133,684	16,716,097
John Wood Group PLC *	3,714,373	1,734,213
Johnson Matthey PLC	484,227	8,718,911
Kingfisher PLC	4,585,046	14,242,626
Legal & General Group PLC	4,881,895	15,041,794
Lloyds Banking Group PLC	61,849,289	56,834,991
London Stock Exchange Group PLC	60,551	9,030,954
M&G PLC	4,440,975	11,832,356
Marks & Spencer Group PLC	2,331,840	10,417,406
Melrose Industries PLC	826,094	6,667,526
Mondi PLC	600,511	9,281,533
National Grid PLC	2,767,504	33,975,832
NatWest Group PLC	4,808,293	28,988,270
Next PLC	54,113	6,830,669
Pearson PLC	512,566	8,787,082
Persimmon PLC	686,894	10,422,070
Phoenix Group Holdings PLC	550,152	3,588,308
Prudential PLC	1,402,671	12,847,136
Reckitt Benckiser Group PLC	306,267	20,207,320
RELX PLC	401,068	19,281,071
Rentokil Initial PLC	676,711	3,391,279
Rio Tinto PLC	1,344,065	81,132,625
RS Group PLC	72,315	555,438
Sage Group PLC	292,937	4,665,970
Severn Trent PLC	144,716	4,560,943
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shell PLC	9,665,779	320,818,566
Smith & Nephew PLC	559,048	8,098,656
Smiths Group PLC	219,947	5,577,695
Spectris PLC	17,577	636,961
SSE PLC	798,000	15,353,361
St. James's Place PLC	83,273	1,109,346
Standard Chartered PLC	1,896,826	30,308,632
Tate & Lyle PLC	103,206	708,237
Taylor Wimpey PLC	4,941,195	7,052,299
Tesco PLC	11,197,402	53,605,161
Travis Perkins PLC	505,122	4,146,876
Unilever PLC	1,289,634	72,861,779
United Utilities Group PLC	428,387	5,287,230
Vodafone Group PLC	89,032,985	78,675,864
Whitbread PLC	17,684	595,414
		1,961,990,528

United States 0.2%
Autoliv, Inc.	42,460	4,133,481
Ferguson Enterprises, Inc.	119,338	21,097,116
Lululemon Athletica, Inc. *	19,670	7,191,549
		32,422,146
Total Common Stocks (Cost $11,284,494,160)		13,884,557,948

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	115,774	9,469,854
Dr. Ing hc F Porsche AG	33,250	1,950,313
FUCHS SE	74,701	3,648,279
Henkel AG & Co. KGaA	98,006	8,478,229
Volkswagen AG	758,214	82,087,320
		105,633,995

Italy 0.1%
Telecom Italia SpA - RSP *	25,747,962	8,287,758

Republic of Korea 0.3%
Hanwha Corp.	65,473	770,244
Hyundai Motor Co.	32,541	3,325,504
Hyundai Motor Co. 2nd	49,301	5,223,635
LG Chem Ltd. *	10,862	842,735
Samsung Electronics Co. Ltd.	976,770	29,845,935
Samsung Fire & Marine Insurance Co. Ltd.	1,933	381,870
		40,389,923

Spain 0.0%
Grifols SA, B Shares *	231,163	1,890,822
Total Preferred Stocks (Cost $171,892,641)		156,202,498

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	6,725
Total Warrants (Cost $0)		6,725

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	13,777,098	13,777,098
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	61,866,059	61,866,059
		75,643,157
Total Short-Term Investments (Cost $75,643,157)		75,643,157
Total Investments in Securities (Cost $11,532,029,958)		14,116,410,328

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	510	61,954,800	1,713,370

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $57,745,416.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	20.4%
Industrials	15.8%
Consumer Discretionary	12.4%
Materials	10.3%
Energy	8.8%
Consumer Staples	8.1%
Health Care	6.5%
Information Technology	6.4%
Communication Services	5.7%
Utilities	4.0%
Real Estate	1.2%
Short-Term Investments	0.5%
Total	100.1%

(a)	Excludes derivatives.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,884,557,948	$—	$—	$13,884,557,948
Preferred Stocks[1]	156,202,498	—	—	156,202,498
Warrants
Canada	—	—	6,725	6,725
Short-Term Investments[1]	75,643,157	—	—	75,643,157
Futures Contracts[2]	1,713,370	—	—	1,713,370
Total	$14,118,116,973	$—	$6,725	$14,118,123,698

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $11,532,029,958) including securities on loan of $57,745,416		$14,116,410,328
Foreign currency, at value (cost $7,622,070)		7,636,492
Deposit with broker for futures contracts		1,865,433
Receivables:
Dividends		28,469,340
Foreign tax reclaims		12,541,558
Variation margin on future contracts		104,550
Income from securities on loan		102,297
Investments sold	+	93,150
Total assets		14,167,223,148

Liabilities
Collateral held for securities on loan		61,866,059
Payables:
Management fees		2,665,721
Investments bought	+	93,694
Total liabilities		64,625,474
Net assets		$14,102,597,674

Net Assets by Source
Capital received from investors		$12,076,968,945
Total distributable earnings	+	2,025,628,729
Net assets		$14,102,597,674

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,102,597,674		396,900,000		$35.53

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $44,639,056)		$465,077,790
Other Interest		193,498
Interest received from securities - unaffiliated issuers		4,874
Securities on loan, net	+	2,241,343
Total investment income		467,517,505

Expenses
Management fees		33,631,200
Professional fees	+	61,490 [1]
Total expenses		33,692,690
Expense reduction	–	61,490 [1]
Net expenses	–	33,631,200
Net investment income		433,886,305

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		95,595,757
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		69,400,279
Net realized gains on futures contracts		67,876
Net realized losses on foreign currency transactions	+	(4,816,526)
Net realized gains		160,247,386
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		443,465,019
Net change in unrealized appreciation (depreciation) on futures contracts		2,473
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	129,961
Net change in unrealized appreciation (depreciation)	+	443,597,453
Net realized and unrealized gains		603,844,839
Increase in net assets resulting from operations		$1,037,731,144

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$433,886,305	$352,049,801
Net realized gains (losses)		160,247,386	(62,231,974)
Net change in unrealized appreciation (depreciation)	+	443,597,453	1,154,358,186
Increase in net assets resulting from operations		$1,037,731,144	$1,444,176,013

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($508,351,970 )	($385,557,540 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,600,000	$1,453,453,151	58,100,000	$1,865,833,766
Shares redeemed	+	(3,900,000)	(131,729,313)	(500,000)	(15,553,850)
Net transactions in fund shares		37,700,000	$1,321,723,838	57,600,000	$1,850,279,916

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,200,000	$12,251,494,662	301,600,000	$9,342,596,273
Total increase	+	37,700,000	1,851,103,012	57,600,000	2,908,898,389
End of period		396,900,000	$14,102,597,674	359,200,000	$12,251,494,662
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$34.37	$32.72	$35.86	$36.11	$28.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.96	0.85	0.80	0.73	0.53
Net realized and unrealized gains (losses)	1.59	1.80	(3.32)	(0.01)	7.66
Total from investment operations	2.55	2.65	(2.52)	0.72	8.19
Less distributions:
Distributions from net investment income	(1.23)	(1.00)	(0.62)	(0.97)	(0.61)
Net asset value at end of period	$35.69	$34.37	$32.72	$35.86	$36.11
Total return	7.50%	8.23%	(6.91%)	1.86%	28.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%[2]	0.39%	0.39%
Net investment income (loss)	2.71%	2.56%	2.53%	1.90%	1.78%
Portfolio turnover rate[3]	33%	22%	30%	28%	24%
Net assets, end of period (x 1,000,000)	$3,141	$3,206	$2,850	$2,686	$2,293

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 4.7%
Accent Group Ltd.	50,828	63,847
ALS Ltd.	272,661	2,750,170
Amotiv Ltd.	114,067	705,779
AMP Ltd.	3,085,723	2,600,051
Ansell Ltd.	198,456	4,309,472
ARB Corp. Ltd.	37,025	887,345
ASX Ltd.	66,340	2,763,161
Austal Ltd. *	690,058	1,823,728
Bank of Queensland Ltd.	709,411	2,955,686
Bapcor Ltd.	545,052	1,745,544
Beach Energy Ltd.	2,692,470	2,335,666
Bega Cheese Ltd.	476,587	1,552,956
Bendigo & Adelaide Bank Ltd.	501,982	3,346,328
Breville Group Ltd.	54,073	1,182,938
Brickworks Ltd.	35,405	573,092
CAR Group Ltd.	61,594	1,421,013
Challenger Ltd.	379,273	1,372,652
Champion Iron Ltd.	458,018	1,546,564
Charter Hall Group	226,746	2,413,954
Charter Hall Retail REIT	68,206	142,087
Cleanaway Waste Management Ltd.	1,474,321	2,337,856
Cochlear Ltd.	13,841	2,228,014
Collins Foods Ltd.	150,091	782,140
Credit Corp. Group Ltd.	71,808	677,845
Cromwell Property Group	2,745,448	674,366
Deterra Royalties Ltd.	3,905	8,718
Dexus	661,004	3,008,852
Domino's Pizza Enterprises Ltd.	55,523	978,149
Eagers Automotive Ltd.	372,691	3,474,051
Elders Ltd.	296,657	1,304,246
Evolution Mining Ltd.	1,512,393	5,727,532
EVT Ltd.	27,839	252,751
FleetPartners Group Ltd. *	593,863	930,620
Flight Centre Travel Group Ltd.	74,813	752,733
G8 Education Ltd.	2,257,976	1,937,689
GPT Group	919,273	2,635,306
GrainCorp Ltd., Class A	582,504	2,513,877
Harvey Norman Holdings Ltd.	937,557	3,043,363
Healius Ltd. *	2,179,465	1,741,561
Helia Group Ltd.	360,269	1,368,843
HomeCo Daily Needs REIT	68,185	50,457
IDP Education Ltd. (a)	63,067	394,143
IGO Ltd.	418,369	1,035,448
Iluka Resources Ltd.	467,467	1,206,381
Inghams Group Ltd.	531,447	1,113,719
Insignia Financial Ltd.	802,652	2,121,299
IPH Ltd.	131,790	391,738
IRESS Ltd. *	167,986	832,563
Johns Lyng Group Ltd.	5,466	8,667
Lottery Corp. Ltd.	617,671	1,824,469
Lynas Rare Earths Ltd. *	215,407	909,526
Magellan Financial Group Ltd.	318,843	1,600,059
McMillan Shakespeare Ltd.	19,793	197,425
Monadelphous Group Ltd.	159,871	1,602,582
Myer Holdings Ltd.	562,062	263,886
National Storage REIT	100,189	134,573
New Hope Corp. Ltd.	460,619	1,151,472
nib holdings Ltd.	465,341	1,933,007
Nickel Industries Ltd.	1,166,803	522,415
Nine Entertainment Co. Holdings Ltd.	2,604,105	2,639,561
NRW Holdings Ltd. (b)	976,351	1,994,467
Nufarm Ltd.	729,840	1,724,634
SECURITY	NUMBER OF SHARES	VALUE ($)
oOh!media Ltd.	963,548	898,773
Orora Ltd.	2,046,247	2,684,888
Perenti Ltd.	2,671,682	2,126,573
Perpetual Ltd.	88,546	1,090,785
Perseus Mining Ltd.	772,888	1,408,218
Pilbara Minerals Ltd. *	17,156	20,270
Platinum Asset Management Ltd. (a)	312,343	111,682
Premier Investments Ltd.	68,049	960,579
Qantas Airways Ltd. *	608,721	3,603,635
Qube Holdings Ltd.	1,125,648	2,799,937
Ramelius Resources Ltd.	776,007	1,269,133
REA Group Ltd.	7,712	1,142,145
Reece Ltd.	139,962	1,501,360
Region RE Ltd.	634,833	809,280
Regis Resources Ltd. *	1,393,307	2,772,569
Reliance Worldwide Corp. Ltd.	629,128	1,920,906
Resolute Mining Ltd. *	170,683	38,741
Ridley Corp. Ltd.	339,793	555,720
Sandfire Resources Ltd. *	309,400	2,037,520
SEEK Ltd. (a)	140,319	2,092,432
SGH Ltd.	108,610	3,486,369
Sigma Healthcare Ltd.	1,818,987	3,325,543
SmartGroup Corp. Ltd.	95,153	496,444
Star Entertainment Group Ltd. *	9,535,183	652,240
Steadfast Group Ltd.	283,423	988,743
Super Retail Group Ltd.	253,744	2,253,251
Tabcorp Holdings Ltd.	3,151,923	1,391,616
TPG Telecom Ltd.	616,250	1,774,286
Ventia Services Group Pty. Ltd.	440,813	1,154,043
Vicinity Ltd.	3,058,139	4,145,714
Washington H Soul Pattinson & Co. Ltd.	21,654	459,309
Waypoint REIT Ltd.	102,906	154,221
West African Resources Ltd. *	71,493	77,134
Westgold Resources Ltd.	440,799	688,018
Yancoal Australia Ltd.	104,766	396,104
		147,811,217

Austria 0.7%
ANDRITZ AG	72,846	4,295,585
AT&S Austria Technologie & Systemtechnik AG *(a)	58,253	777,888
EVN AG *	39,538	962,197
Kontron AG (a)	41,311	899,655
Lenzing AG *(a)	43,969	1,188,922
Mayr Melnhof Karton AG (a)	26,679	2,336,228
Oesterreichische Post AG (a)	42,090	1,409,510
Palfinger AG	27,481	687,355
Schoeller-Bleckmann Oilfield Equipment AG	882	31,233
Strabag SE	38,557	2,253,581
Telekom Austria AG	165,267	1,462,680
UNIQA Insurance Group AG	163,562	1,495,219
Verbund AG	17,655	1,336,696
Vienna Insurance Group AG Wiener Versicherung Gruppe	50,886	1,913,111
		21,049,860

Belgium 1.0%
Ackermans & van Haaren NV	20,666	4,208,261
Aedifica SA	14,635	944,426
Azelis Group NV	63,858	1,212,690
Barco NV	86,559	1,013,641
Bekaert SA	85,998	3,096,342
bpost SA	746,548	1,181,696
Cofinimmo SA	23,071	1,415,637
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colruyt Group NV	56,915	2,200,745
Deme Group NV	5,132	715,196
D'ieteren Group	10,501	1,746,275
Elia Group SA	23,107	1,529,592
Fagron	42,283	816,164
KBC Ancora	21,239	1,230,333
Lotus Bakeries NV	21	189,790
Melexis NV	14,320	848,145
Ontex Group NV *	183,791	1,590,308
Recticel SA	17,846	199,704
Sofina SA	3,059	755,255
Solvay SA	76,740	2,513,206
Tessenderlo Group SA	25,683	574,272
Titan Cement International SA	28,866	1,208,331
Warehouses De Pauw CVA	42,801	932,994
		30,123,003

Cambodia 0.0%
NagaCorp Ltd. *	1,362,595	548,437

Canada 7.6%
ADENTRA, Inc.	36,119	840,198
Advantage Energy Ltd. *	152,603	1,068,873
Aecon Group, Inc.	156,935	2,455,531
Ag Growth International, Inc.	3,869	96,634
Air Canada *	173,134	2,013,116
Alamos Gold, Inc., Class A	123,503	2,834,341
Algoma Steel Group, Inc.	346,310	2,548,253
Allied Properties Real Estate Investment Trust	137,832	1,617,951
Altus Group Ltd.	5,508	209,339
Aritzia, Inc. *	39,112	1,809,325
Artis Real Estate Investment Trust	190,750	1,019,593
Athabasca Oil Corp. *	201,339	665,283
ATS Corp. *	35,200	1,027,741
AutoCanada, Inc. *	20,832	252,058
Badger Infrastructure Solutions Ltd.	31,164	839,376
Bausch & Lomb Corp. *	34,603	553,196
Baytex Energy Corp.	859,832	1,957,759
Birchcliff Energy Ltd.	437,956	1,684,271
Bird Construction, Inc.	29,781	456,261
BlackBerry Ltd. *	47,943	226,977
Boardwalk Real Estate Investment Trust	16,973	751,593
Bombardier, Inc., Class B *	51,348	2,981,681
Boralex, Inc., Class A	54,359	1,119,594
Boyd Group Services, Inc.	10,701	1,799,162
Brookfield Business Corp., Class A	44,881	1,235,314
Brookfield Infrastructure Corp., Class A (a)	81,163	3,265,000
Brookfield Renewable Corp.	78,868	2,207,461
Brookfield Wealth Solutions Ltd. *	24,968	1,453,137
BRP, Inc.	34,404	1,370,142
CAE, Inc. *	198,243	4,831,704
Cameco Corp.	52,882	2,338,401
Canaccord Genuity Group, Inc.	179,205	1,020,083
Canada Goose Holdings, Inc. *	11,847	121,632
Canadian Apartment Properties REIT	87,159	2,440,125
Canadian Solar, Inc. *(a)	152,146	1,529,067
Canadian Utilities Ltd., Class A	123,797	2,994,056
Canfor Corp. *	310,249	3,301,598
Capital Power Corp.	116,398	4,099,847
Capstone Copper Corp. *	179,208	993,976
Cardinal Energy Ltd.	111,317	496,099
Cargojet, Inc.	8,760	595,939
Cascades, Inc.	385,545	3,002,891
SECURITY	NUMBER OF SHARES	VALUE ($)
Celestica, Inc. *	99,106	10,628,500
Centerra Gold, Inc.	491,886	2,830,679
CES Energy Solutions Corp.	272,495	1,513,283
Chartwell Retirement Residences	155,090	1,808,693
Chemtrade Logistics Income Fund	220,577	1,586,323
China Gold International Resources Corp. Ltd. *(a)	186,402	1,046,287
Choice Properties Real Estate Investment Trust	146,697	1,395,126
Chorus Aviation, Inc. *	14,670	205,913
CI Financial Corp.	258,679	5,634,894
Cineplex, Inc. *	27,614	209,710
Cogeco Communications, Inc.	61,115	2,790,277
Cogeco, Inc.	7,714	315,939
Colliers International Group, Inc.	11,485	1,482,913
Crombie Real Estate Investment Trust	128,424	1,258,788
CT Real Estate Investment Trust	45,430	460,749
Curaleaf Holdings, Inc. *	170,046	227,822
Definity Financial Corp.	26,281	1,137,314
Descartes Systems Group, Inc. *	10,918	1,222,198
Doman Building Materials Group Ltd.	51,526	270,408
Dream Industrial Real Estate Investment Trust	83,837	678,588
Dundee Precious Metals, Inc.	169,253	1,992,663
Eldorado Gold Corp. *	114,711	1,585,433
Element Fleet Management Corp.	180,882	3,633,838
Enerflex Ltd.	272,164	2,174,591
Enghouse Systems Ltd.	32,423	572,138
Ensign Energy Services, Inc. *	162,185	310,736
EQB, Inc.	12,323	864,847
Equinox Gold Corp. *	220,233	1,417,209
ERO Copper Corp. *	45,265	536,688
Exchange Income Corp.	41,487	1,450,915
Fiera Capital Corp.	143,320	643,699
First Capital Real Estate Investment Trust	203,683	2,337,218
First Majestic Silver Corp.	8,197	44,099
FirstService Corp.	12,311	2,179,753
Fortuna Mining Corp. *	212,864	923,536
GFL Environmental, Inc.	74,613	3,383,754
Gibson Energy, Inc.	237,204	3,540,235
goeasy Ltd.	7,399	845,218
Granite Real Estate Investment Trust	21,878	1,010,864
H&R Real Estate Investment Trust	413,765	2,895,249
Hudbay Minerals, Inc.	294,796	2,101,666
IAMGOLD Corp. *	469,985	2,600,243
IGM Financial, Inc.	98,950	3,131,533
Innergex Renewable Energy, Inc.	180,670	1,705,676
Interfor Corp. *	240,709	2,864,012
International Petroleum Corp. *(c)	69,684	997,053
International Petroleum Corp. *(c)	25,884	365,472
Kelt Exploration Ltd. *	36,055	156,679
Killam Apartment Real Estate Investment Trust	65,124	737,790
Labrador Iron Ore Royalty Corp.	27,262	566,417
Lassonde Industries, Inc., Class A	4,861	640,563
Laurentian Bank of Canada	75,225	1,398,442
Leon's Furniture Ltd.	29,745	507,743
Major Drilling Group International, Inc. *	11,452	65,347
Maple Leaf Foods, Inc.	123,216	2,177,696
Martinrea International, Inc.	325,757	1,804,548
Mattr Corp. *	87,389	629,082
MDA Space Ltd. *	3,191	51,413
Mullen Group Ltd.	164,693	1,504,536
NFI Group, Inc. *	139,737	1,125,229
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
North American Construction Group Ltd.	1,853	32,698
North West Co., Inc.	73,608	2,379,594
NorthWest Healthcare Properties Real Estate Investment Trust	265,527	895,811
NuVista Energy Ltd. *	140,306	1,154,161
Obsidian Energy Ltd. *	142,712	783,626
OceanaGold Corp.	821,435	2,212,466
Pan American Silver Corp.	164,112	3,924,653
Paramount Resources Ltd., Class A	56,052	642,406
Parex Resources, Inc.	272,159	2,663,873
Pason Systems, Inc.	70,360	601,251
Peyto Exploration & Development Corp. (a)	152,605	1,686,489
PrairieSky Royalty Ltd.	14,192	262,058
Precision Drilling Corp. *	25,378	1,264,011
Premium Brands Holdings Corp.	46,721	2,520,673
Quebecor, Inc., Class B	18,702	429,073
RB Global, Inc.	40,143	4,123,676
Richelieu Hardware Ltd.	53,005	1,348,536
RioCan Real Estate Investment Trust	238,891	3,215,506
Russel Metals, Inc.	112,109	3,193,108
Secure Waste Infrastructure Corp.	240,770	2,405,109
Shopify, Inc., Class A *	51,008	5,737,625
Sienna Senior Living, Inc.	76,377	828,692
SmartCentres Real Estate Investment Trust	94,879	1,678,849
Spartan Delta Corp. *	30,999	69,936
Spin Master Corp.	30,750	585,094
SSR Mining, Inc. *	437,976	4,387,209
Stantec, Inc.	49,049	4,196,855
Stella-Jones, Inc.	55,985	2,688,586
Superior Plus Corp.	382,725	1,817,250
Tamarack Valley Energy Ltd.	271,161	803,761
Teekay Tankers Ltd., Class A	14,143	533,757
TELUS International CDA, Inc. *	203,529	586,335
TMX Group Ltd.	79,299	2,830,004
Torex Gold Resources, Inc. *	145,579	3,192,420
TransAlta Corp.	310,404	3,227,831
Transcontinental, Inc., Class A	281,481	3,390,160
Trican Well Service Ltd.	257,997	813,097
Wajax Corp.	49,527	689,675
Westshore Terminals Investment Corp.	10,950	186,383
Whitecap Resources, Inc.	54,842	374,230
Winpak Ltd.	29,055	819,684
		237,479,016

China 1.0%
AAC Technologies Holdings, Inc.	402,298	2,317,617
Alibaba Health Information Technology Ltd. *(a)	1,825,524	1,176,092
Bosideng International Holdings Ltd.	1,946,045	948,436
Budweiser Brewing Co. APAC Ltd.	1,502,237	1,609,160
China Medical System Holdings Ltd.	1,623,859	1,714,381
China Water Affairs Group Ltd.	1,721,080	1,327,908
Chow Tai Fook Jewellery Group Ltd.	2,281,433	2,203,249
ESR Group Ltd.	88,022	137,639
FIH Mobile Ltd. *	9,884,545	1,131,260
Health & Happiness H&H International Holdings Ltd.	420,457	489,853
Hopson Development Holdings Ltd. *	3,764,900	1,554,083
Jinchuan Group International Resources Co. Ltd.	5,565,082	372,127
JOYY, Inc., ADR *	84,508	3,954,129
Kerry Logistics Network Ltd.	1,141,992	991,249
Lee & Man Paper Manufacturing Ltd.	4,202,520	1,226,737
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexteer Automotive Group Ltd.	843,396	542,272
Powerlong Real Estate Holdings Ltd. *(a)	7,161,093	455,827
Shangri-La Asia Ltd.	825,319	466,972
Theme International Holdings Ltd.	963,602	45,847
Towngas Smart Energy Co. Ltd. *	1,685,162	669,601
VSTECS Holdings Ltd.	3,077,632	2,331,030
Want Want China Holdings Ltd.	4,100,894	2,473,245
Xinyi Glass Holdings Ltd.	2,325,075	2,218,486
		30,357,200

Cyprus 0.0%
Frontline PLC (a)(c)	61,083	980,382
Frontline PLC (c)	7,080	114,007
		1,094,389

Denmark 1.5%
Alm Brand AS	774,191	1,745,760
Ambu AS, Class B	2,903	53,235
D/S Norden AS	70,084	1,846,193
Demant AS *	46,472	1,677,189
Dfds AS	78,629	1,126,107
FLSmidth & Co. AS	50,420	2,643,729
Genmab AS *	14,216	3,188,782
GN Store Nord AS *	112,767	2,005,019
H Lundbeck AS	327,288	1,825,645
H Lundbeck AS, Class A	11,049	49,460
ISS AS	237,165	5,344,638
Jyske Bank AS	33,319	2,694,922
Matas AS	13,554	266,510
Netcompany Group AS *	14,417	593,094
NKT AS *	19,189	1,311,218
Novonesis (Novozymes) B, Class B	37,449	2,268,592
Per Aarsleff Holding AS	33,133	2,120,800
Ringkjoebing Landbobank AS	6,328	1,064,241
Rockwool AS, B Shares	2,095	826,793
Royal Unibrew AS	34,077	2,606,540
Scandinavian Tobacco Group AS, A Shares	165,943	2,513,131
Schouw & Co. AS	23,321	1,896,016
Solar AS, B Shares	4,647	177,886
Spar Nord Bank AS	55,641	1,625,568
Sydbank AS	41,222	2,545,441
Tryg AS	154,736	3,387,797
		47,404,306

Faeroe Islands 0.0%
Bakkafrost P	7,264	365,671

Finland 1.3%
Cargotec OYJ, B Shares	29,073	1,398,563
Finnair OYJ *	284,054	1,042,524
Fiskars OYJ Abp	31,310	508,625
Huhtamaki OYJ	81,545	3,029,300
Kalmar OYJ, B Shares *	24,988	891,502
Kemira OYJ	143,575	3,171,516
Kojamo OYJ *	98,197	943,634
Konecranes OYJ	57,224	4,076,640
Mandatum OYJ	501,416	2,847,242
Metsa Board OYJ, B Shares	292,189	1,196,059
Metso OYJ	357,872	3,967,514
Nokian Renkaat OYJ	471,706	3,075,902
Orion OYJ, B Shares	80,149	4,516,174
Sanoma OYJ	143,702	1,267,337
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Terveystalo OYJ	98,084	1,164,925
TietoEVRY OYJ	184,589	3,470,866
Tokmanni Group Corp.	86,862	1,247,547
Valmet OYJ	128,347	3,603,986
YIT OYJ *	218,018	519,232
		41,939,088

France 3.5%
Aeroports de Paris SA	22,175	2,275,067
Air France-KLM *(a)	324,615	2,972,903
Altarea SCA	4,775	519,444
Alten SA	30,446	2,776,920
Amundi SA	58,629	4,195,024
Beneteau SACA	71,060	750,849
BioMerieux	24,461	2,938,257
Carmila SA	61,375	1,106,813
Chargeurs SA *	5,907	73,597
Cie de L'Odet SE	987	1,549,986
Clariane SE *(a)	384,398	1,471,169
Coface SA	124,732	2,130,024
Constellium SE *	154,393	1,756,992
Covivio SA	49,114	2,686,734
Criteo SA, ADR *	59,921	2,325,534
Dassault Aviation SA	8,695	2,228,147
Derichebourg SA	370,380	2,089,685
Edenred SE	82,123	2,619,462
Elior Group SA *	210,016	566,136
Emeis SA *(a)	208,733	2,380,526
Eramet SA	17,624	955,856
Euroapi SA *	19,741	53,174
Eutelsat Communications SACA *(a)	635,212	792,084
Fnac Darty SA	29,569	921,016
Gaztransport Et Technigaz SA	10,708	1,637,040
Gecina SA (a)	32,375	3,048,820
Getlink SE	121,105	2,011,410
ICADE (a)	84,883	1,989,794
ID Logistics Group SACA *	1,302	558,558
Imerys SA	81,680	2,646,956
Ipsen SA	22,607	2,614,456
IPSOS SA	49,817	2,480,649
JCDecaux SE *	119,958	1,820,196
La Francaise des Jeux SACA	53,570	2,048,004
LISI SA	21,629	598,345
Mercialys SA	120,903	1,345,409
Mersen SA	31,089	678,984
Metropole Television SA	138,550	1,858,788
Nexans SA	32,175	3,346,202
Nexity SA *	284,191	3,138,834
Opmobility	248,249	2,664,408
Quadient SA	96,987	1,740,956
Remy Cointreau SA	15,912	841,491
Sartorius Stedim Biotech	7,082	1,465,691
SEB SA	8,714	771,224
SMCP SA *	47,071	177,947
Societe BIC SA	37,089	2,279,639
Societe LDC SADIR	11,088	778,839
SOITEC *	10,480	628,884
Sopra Steria Group	17,921	2,840,408
SPIE SA	121,881	4,345,206
Television Francaise 1 SA	305,813	2,552,317
Trigano SA	12,858	1,789,217
Ubisoft Entertainment SA *	169,227	2,148,913
Vallourec SACA *	136,512	2,656,306
Verallia SA	80,839	2,254,827
Vicat SACA	54,352	2,583,243
Virbac SACA	2,867	907,922
Viridien *	11,141	780,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Worldline SA *	340,725	2,196,996
		110,362,407

Germany 3.8%
1&1 AG	125,238	1,698,429
AIXTRON SE	39,761	503,041
Auto1 Group SE *	189,767	4,578,700
BayWa AG *(a)	105,719	887,279
Bechtle AG	90,553	3,096,479
Bilfinger SE	45,420	2,631,091
BRANICKS Group AG *(a)	48,400	124,833
CANCOM SE	56,277	1,471,397
Carl Zeiss Meditec AG, Bearer Shares (a)	19,317	1,206,386
Ceconomy AG *	941,750	3,038,162
Cewe Stiftung & Co. KGaA	6,162	624,827
CompuGroup Medical SE & Co. KGaA	33,333	773,059
CTS Eventim AG & Co. KGaA	11,817	1,297,791
Delivery Hero SE *	48,262	1,406,394
Deutsche Pfandbriefbank AG *(a)	339,450	1,945,185
Deutsche Wohnen SE	8,876	225,238
Deutz AG	376,840	2,043,830
Duerr AG	93,203	2,444,604
DWS Group GmbH & Co. KGaA	37,135	1,779,629
Evotec SE *	95,866	816,050
Fielmann Group AG	20,041	859,759
Fraport AG Frankfurt Airport Services Worldwide *	36,323	2,096,565
Gerresheimer AG	26,098	2,190,354
Grenke AG	40,119	722,656
Heidelberger Druckmaschinen AG *	154,714	173,131
Hella GmbH & Co. KGaA	5,895	545,642
HelloFresh SE *	447,651	5,528,493
Hensoldt AG	19,341	1,053,002
HOCHTIEF AG	21,580	3,377,703
Hornbach Holding AG & Co. KGaA	35,902	2,968,379
HUGO BOSS AG	69,698	3,204,604
Indus Holding AG	64,005	1,574,268
Jenoptik AG	45,620	1,058,968
JOST Werke SE	19,903	995,628
Kloeckner & Co. SE	614,150	4,221,915
Knorr-Bremse AG	42,422	3,683,928
Krones AG	15,615	2,127,389
LEG Immobilien SE	38,745	3,232,450
METRO AG *	647,612	3,616,785
Mutares SE & Co. KGaA (a)	34,782	965,827
Nemetschek SE	8,738	1,017,803
Nordex SE *	76,742	1,041,543
Norma Group SE	25,580	408,625
ProSiebenSat.1 Media SE	402,799	2,456,914
Rational AG	1,317	1,188,198
SAF-Holland SE	77,002	1,385,421
Salzgitter AG	128,480	2,614,929
Sartorius AG	431	85,255
Schaeffler AG *	449,351	2,251,340
Scout24 SE	25,399	2,492,253
Siltronic AG	33,958	1,606,893
Sixt SE	23,846	2,120,387
Stabilus SE	35,526	1,069,617
Stroeer SE & Co. KGaA	29,697	1,641,532
Suedzucker AG	131,434	1,483,102
TAG Immobilien AG *	176,962	2,598,653
Takkt AG	49,115	405,572
Talanx AG	52,836	4,816,321
TeamViewer SE *	56,738	703,075
Traton SE (a)	77,445	2,923,705
TUI AG *	247,406	1,801,117
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Internet AG	151,712	2,769,049
Verbio SE (a)	3,696	33,960
Wacker Chemie AG	33,361	2,388,435
Wacker Neuson SE	43,003	771,921
Wuestenrot & Wuerttembergische AG	95,623	1,261,000
		120,126,470

Gibraltar 0.0%
Evoke PLC *(a)	159,891	137,707

Guernsey 0.1%
Burford Capital Ltd.	51,413	799,497
Sirius Real Estate Ltd.	673,549	667,454
		1,466,951

Hong Kong 2.4%
ASMPT Ltd.	340,833	2,656,012
Bank of East Asia Ltd.	1,400,605	2,060,428
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cafe de Coral Holdings Ltd.	666,043	616,667
Cathay Pacific Airways Ltd.	1,378,470	1,818,698
CITIC Telecom International Holdings Ltd.	771,004	235,966
CK Infrastructure Holdings Ltd.	177,672	1,218,903
Cowell e Holdings, Inc. *(a)	312,065	1,199,864
CTF Services Ltd.	1,275,097	1,296,987
Dah Sing Financial Holdings Ltd.	280,861	1,090,722
DFI Retail Group Holdings Ltd.	534,082	1,180,321
Fortune Real Estate Investment Trust	1,632,566	879,631
Futu Holdings Ltd., ADR	17,602	1,921,962
Giordano International Ltd.	109,168	20,636
Grand Pharmaceutical Group Ltd.	1,082,049	699,892
Hang Lung Group Ltd.	1,533,511	2,125,796
Hang Lung Properties Ltd.	2,345,286	1,966,343
Henderson Land Development Co. Ltd.	1,124,414	3,072,565
HK Electric Investments & HK Electric Investments Ltd.	1,700,476	1,180,810
HKBN Ltd. (a)	3,526,955	2,290,378
Hongkong Land Holdings Ltd.	864,429	3,907,219
Hysan Development Co. Ltd.	807,076	1,388,629
Johnson Electric Holdings Ltd.	1,050,515	1,972,291
Kerry Properties Ltd.	1,748,653	3,597,820
Kingboard Laminates Holdings Ltd.	1,665,378	1,974,511
Luk Fook Holdings International Ltd.	824,652	1,592,783
Man Wah Holdings Ltd.	2,255,927	1,346,043
Melco International Development Ltd. *	499,026	257,968
Melco Resorts & Entertainment Ltd., ADR *	297,166	1,652,243
MMG Ltd. *	1,941,269	566,666
Nine Dragons Paper Holdings Ltd. *	7,172,999	3,025,453
PAX Global Technology Ltd.	1,160,040	724,978
PCCW Ltd.	5,349,569	3,095,616
Sands China Ltd. *	1,049,483	2,402,211
Sino Biopharmaceutical Ltd.	8,314,739	3,442,868
Sino Land Co. Ltd.	3,161,846	3,167,335
SJM Holdings Ltd. *	2,251,737	700,727
Skyworth Group Ltd.	4,351,053	1,443,544
Stella International Holdings Ltd.	696,500	1,545,887
Sun Art Retail Group Ltd.	2,991,932	684,838
Swire Properties Ltd.	839,740	1,662,958
Texhong International Group Ltd.	568,697	286,670
United Energy Group Ltd.	14,682,877	670,279
United Laboratories International Holdings Ltd.	997,387	1,685,291
Vitasoy International Holdings Ltd.	1,117,929	1,347,006
SECURITY	NUMBER OF SHARES	VALUE ($)
VTech Holdings Ltd.	256,499	1,772,883
Wharf Holdings Ltd.	903,640	2,100,921
Wynn Macau Ltd.	1,038,043	718,147
		76,266,366

Indonesia 0.1%
First Pacific Co. Ltd.	6,473,808	3,787,800

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	114,406	273,991

Ireland 0.5%
AIB Group PLC	673,770	4,715,853
Alkermes PLC *	24,962	856,945
C&C Group PLC	210,695	388,925
Cairn Homes PLC (c)	299,640	674,670
Cairn Homes PLC (c)	587,332	1,313,421
Cimpress PLC *	10,745	516,620
Dalata Hotel Group PLC	152,299	768,197
Dole PLC	145,993	2,135,878
Glenveagh Properties PLC *	16,374	25,543
Grafton Group PLC	256,745	2,694,864
Greencore Group PLC	368,770	901,741
Irish Continental Group PLC	32,840	168,036
Kenmare Resources PLC	35,696	125,850
Uniphar PLC	266,757	743,506
		16,030,049

Isle Of Man 0.0%
Playtech PLC *	97,409	899,043

Israel 2.4%
Alony Hetz Properties & Investments Ltd.	126,827	1,217,677
Ashtrom Group Ltd. *	52,051	857,886
Azrieli Group Ltd.	12,483	956,722
Bezeq The Israeli Telecommunication Corp. Ltd.	2,497,509	4,137,125
Cellcom Israel Ltd. *	240,509	1,651,492
Clal Insurance Enterprises Holdings Ltd.	70,130	1,941,045
Danel Adir Yeoshua Ltd.	432	50,192
Delek Automotive Systems Ltd. *	176,423	1,580,112
Delek Group Ltd.	18,248	3,056,198
Delta Galil Ltd.	13,223	742,624
Elbit Systems Ltd.	12,248	3,727,615
Elco Ltd.	17,792	805,907
Electra Ltd.	1,417	757,613
Equital Ltd. *	25,461	1,075,453
Fattal Holdings 1998 Ltd. *	381	51,022
FIBI Holdings Ltd.	30,824	1,767,098
First International Bank of Israel Ltd.	38,170	2,040,796
Formula Systems 1985 Ltd.	13,386	1,253,583
Fox Wizel Ltd.	8,561	776,748
G City Ltd.	311,493	1,077,679
Harel Insurance Investments & Financial Services Ltd.	157,777	2,638,568
Isracard Ltd.	236,185	1,143,990
Israel Corp. Ltd.	14,967	4,485,670
Melisron Ltd.	7,182	637,061
Migdal Insurance & Financial Holdings Ltd.	34,929	72,119
Mivne Real Estate KD Ltd.	328,905	988,941
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mizrahi Tefahot Bank Ltd.	93,240	4,384,046
Nice Ltd. *	18,495	2,687,481
Nova Ltd. *	231	56,464
Oil Refineries Ltd.	13,190,623	3,878,140
Partner Communications Co. Ltd. *	198,214	1,481,696
Paz Retail & Energy Ltd.	16,617	2,476,931
Phoenix Financial Ltd.	195,151	3,529,318
Plus500 Ltd.	126,348	4,460,911
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,736	885,447
Shikun & Binui Ltd. *	382,374	1,257,030
Shufersal Ltd.	422,290	4,375,983
Strauss Group Ltd.	54,589	1,223,438
Tower Semiconductor Ltd. *	84,074	3,562,903
		73,750,724

Italy 2.0%
ACEA SpA	81,401	1,495,891
Amplifon SpA	48,737	1,236,244
Anima Holding SpA	305,047	2,200,122
Azimut Holding SpA	109,848	2,974,861
Banca Generali SpA	47,081	2,450,661
Banca Mediolanum SpA	149,190	2,108,593
Banca Monte dei Paschi di Siena SpA	323,726	2,347,973
Banca Popolare di Sondrio SpA	291,198	3,294,965
BFF Bank SpA	137,651	1,153,130
Brunello Cucinelli SpA	493	64,090
Buzzi SpA	88,922	4,028,382
CIR SpA-Compagnie Industriali *	1,435,009	898,431
Credito Emiliano SpA	20,393	264,261
Danieli & C Officine Meccaniche SpA	15,315	477,828
De' Longhi SpA	47,873	1,676,858
DiaSorin SpA	11,445	1,207,540
doValue SpA *	17,557	29,872
Enav SpA	267,790	937,437
ERG SpA	47,856	909,303
Esprinet SpA *	57,675	291,633
FinecoBank Banca Fineco SpA	209,305	3,909,484
Infrastrutture Wireless Italiane SpA	99,510	1,001,787
Interpump Group SpA	49,753	1,886,555
Iren SpA	1,587,065	3,479,356
Italgas SpA	633,448	4,077,887
Maire SpA	120,987	1,175,220
Nexi SpA *	281,246	1,480,030
OVS SpA	416,309	1,568,187
Piaggio & C SpA	321,163	714,113
Pirelli & C SpA	440,343	2,763,312
PRADA SpA	218,877	1,863,262
Recordati Industria Chimica e Farmaceutica SpA	45,269	2,556,432
Reply SpA	9,758	1,564,872
Saipem SpA *	444,395	1,017,701
Salvatore Ferragamo SpA	104,005	876,138
Sesa SpA	5,533	416,037
SOL SpA	15,985	610,947
Technogym SpA	79,266	948,846
Webuild SpA	531,405	1,760,779
		63,719,020

Japan 34.4%
77 Bank Ltd.	47,400	1,405,691
ABC-Mart, Inc. (a)	99,576	1,901,390
Acom Co. Ltd.	652,387	1,681,457
Activia Properties, Inc.	421	952,659
Adastria Co. Ltd. (a)	53,493	1,029,783
ADEKA Corp.	179,316	3,294,907
SECURITY	NUMBER OF SHARES	VALUE ($)
Advance Residence Investment Corp.	1,208	1,148,720
Aeon Delight Co. Ltd.	54,176	1,684,293
AEON Financial Service Co. Ltd. (a)	238,140	1,910,556
Aeon Hokkaido Corp. (a)	35,602	197,270
Aeon Mall Co. Ltd. (a)	178,765	2,411,688
AEON REIT Investment Corp.	1,340	1,169,316
Ahresty Corp.	16,066	68,232
Ai Holdings Corp.	9,545	122,499
Aica Kogyo Co. Ltd.	102,466	2,225,497
Aichi Steel Corp.	18,781	884,867
Aida Engineering Ltd.	40,232	223,459
Aiful Corp.	417,030	954,745
Ain Holdings, Inc.	70,549	2,093,601
Aisan Industry Co. Ltd.	90,258	1,182,916
Alconix Corp.	37,021	368,503
Alpen Co. Ltd.	18,206	271,951
Amano Corp.	81,961	2,098,859
ANA Holdings, Inc.	40,543	766,764
Anritsu Corp.	260,745	2,289,164
AOKI Holdings, Inc.	118,939	974,748
Aoyama Trading Co. Ltd.	168,549	2,373,410
Aozora Bank Ltd. (a)	153,247	2,282,510
Arata Corp.	161,190	3,369,379
ARCLANDS Corp.	101,203	1,087,952
Arcs Co. Ltd. (a)	221,321	4,096,116
ARE Holdings, Inc.	145,751	1,790,272
Ariake Japan Co. Ltd.	4,969	188,281
Artience Co. Ltd.	103,185	2,071,301
As One Corp.	49,028	750,085
Asahi Intecc Co. Ltd.	70,581	1,143,759
Asanuma Corp.	53,992	243,635
Asics Corp.	261,919	5,794,737
ASKUL Corp.	70,679	744,335
Autobacs Seven Co. Ltd.	198,313	1,931,872
Avex, Inc.	27,503	227,040
Awa Bank Ltd.	12,037	230,444
Axial Retailing, Inc.	239,453	1,552,444
Azbil Corp.	496,367	3,756,638
Bando Chemical Industries Ltd.	69,052	786,312
BayCurrent, Inc.	34,558	1,459,419
Belc Co. Ltd. (a)	30,388	1,332,922
Bell System24 Holdings, Inc.	15,373	130,170
Belluna Co. Ltd.	58,288	355,077
Bic Camera, Inc. (a)	287,044	3,042,920
BIPROGY, Inc.	90,222	2,567,850
BML, Inc.	66,380	1,219,283
Bunka Shutter Co. Ltd.	136,266	1,672,863
C Uyemura & Co. Ltd.	2,917	198,022
Calbee, Inc.	124,068	2,344,774
Canon Electronics, Inc.	13,320	219,827
Canon Marketing Japan, Inc.	98,886	3,337,431
Capcom Co. Ltd.	93,489	2,296,047
Casio Computer Co. Ltd.	475,772	3,968,582
Cawachi Ltd.	21,477	380,100
Central Glass Co. Ltd.	102,984	2,227,863
Chiba Bank Ltd.	401,419	3,604,100
Chori Co. Ltd.	1,530	31,423
Chudenko Corp.	63,182	1,312,317
Chugin Financial Group, Inc.	98,110	1,035,495
Chugoku Marine Paints Ltd.	61,611	856,941
Citizen Watch Co. Ltd.	483,204	2,860,201
CKD Corp.	85,208	1,250,739
Colowide Co. Ltd. (a)	61,251	688,741
Comforia Residential REIT, Inc.	75	133,730
Concordia Financial Group Ltd.	779,522	4,515,894
Cosmos Pharmaceutical Corp.	70,257	3,283,586
Create SD Holdings Co. Ltd.	59,881	1,115,405
Credit Saison Co. Ltd.	195,031	4,556,914
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CTI Engineering Co. Ltd.	1,126	17,477
CyberAgent, Inc.	635,870	4,700,615
Daicel Corp.	353,188	3,037,471
Dai-Dan Co. Ltd.	42,264	997,037
Daido Steel Co. Ltd.	319,788	2,591,069
Daihen Corp.	28,723	1,313,258
Daiho Corp.	8,019	193,963
Daiichikosho Co. Ltd.	118,749	1,257,268
Daiki Aluminium Industry Co. Ltd.	32,214	215,480
Daikokutenbussan Co. Ltd.	4,019	172,820
Daio Paper Corp.	404,455	2,227,663
Daiseki Co. Ltd. (a)	40,412	978,823
Daishi Hokuetsu Financial Group, Inc.	72,124	1,305,646
Daiwa House REIT Investment Corp. (a)	1,161	1,907,586
Daiwa Office Investment Corp.	382	742,479
Daiwa Securities Living Investments Corp.	1,115	657,036
DCM Holdings Co. Ltd. (a)	342,136	3,105,890
DeNA Co. Ltd.	103,366	2,733,425
Dexerials Corp.	97,515	1,339,501
DMG Mori Co. Ltd.	124,956	2,200,277
Doshisha Co. Ltd.	58,747	813,207
Doutor Nichires Holdings Co. Ltd.	67,421	1,069,287
DTS Corp.	46,971	1,310,681
Duskin Co. Ltd.	78,862	1,957,747
DyDo Group Holdings, Inc.	45,515	897,947
Eagle Industry Co. Ltd.	75,444	1,030,318
Earth Corp.	38,057	1,248,826
EDION Corp.	287,090	3,377,754
Eizo Corp.	64,762	927,412
Elecom Co. Ltd.	85,281	933,765
en Japan, Inc.	9,561	107,097
eRex Co. Ltd. *	28,807	149,297
Exedy Corp.	113,797	3,590,728
Ezaki Glico Co. Ltd.	118,077	3,566,718
FCC Co. Ltd.	122,252	2,547,339
Ferrotec Holdings Corp.	92,066	1,426,551
Food & Life Cos. Ltd.	82,788	2,252,436
Foster Electric Co. Ltd.	35,594	337,292
FP Corp.	76,797	1,470,760
Frontier Real Estate Investment Corp.	1,371	721,459
F-Tech, Inc.	9,330	34,052
Fuji Co. Ltd. (a)	86,819	1,192,577
Fuji Corp.	159,665	2,326,715
Fuji Media Holdings, Inc.	32,792	522,143
Fuji Oil Co. Ltd.	108,248	224,117
Fuji Oil Holdings, Inc.	111,178	2,008,574
Fuji Seal International, Inc.	109,330	1,961,040
Fuji Soft, Inc.	40,578	2,631,599
Fujimi, Inc.	39,739	530,310
Fujitec Co. Ltd.	65,426	2,508,586
Fujitsu General Ltd.	105,308	1,925,237
Fukuda Denshi Co. Ltd.	21,024	926,370
Fukuoka Financial Group, Inc.	126,529	3,294,733
Fukuoka REIT Corp. (a)	175	167,225
Fukushima Galilei Co. Ltd.	3,230	57,722
Fukuyama Transporting Co. Ltd.	81,813	1,883,879
Furukawa Co. Ltd.	71,379	983,803
Furuno Electric Co. Ltd.	4,022	59,625
Fuso Chemical Co. Ltd.	5,291	118,498
Futaba Industrial Co. Ltd.	320,562	1,595,418
Fuyo General Lease Co. Ltd.	16,496	1,242,988
Gakken Holdings Co. Ltd.	32,383	212,742
Geo Holdings Corp.	123,816	1,390,203
GLOBERIDE, Inc.	15,842	198,899
Glory Ltd.	135,008	2,328,898
GLP J-Reit	1,820	1,547,112
GMO internet group, Inc.	63,873	1,191,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Godo Steel Ltd.	30,300	799,247
Goldwin, Inc.	19,727	943,314
GS Yuasa Corp.	221,914	3,502,588
G-Tekt Corp.	129,868	1,407,309
GungHo Online Entertainment, Inc.	72,315	1,472,741
Gunma Bank Ltd.	281,311	2,116,903
Gunze Ltd.	48,164	1,626,827
H.U. Group Holdings, Inc.	187,022	3,257,791
H2O Retailing Corp.	266,032	3,999,439
Hachijuni Bank Ltd.	274,649	1,757,119
Hagiwara Electric Holdings Co. Ltd.	654	14,343
Hakuto Co. Ltd.	4,528	133,711
Halows Co. Ltd.	1,942	51,097
Hamamatsu Photonics KK	194,640	2,012,337
Happinet Corp.	57,442	1,814,419
Harmonic Drive Systems, Inc.	10,903	334,264
Hazama Ando Corp.	404,804	3,626,434
Heiwa Corp.	90,686	1,422,620
Heiwa Real Estate Co. Ltd.	28,089	864,879
Heiwado Co. Ltd.	150,742	2,407,751
Hikari Tsushin, Inc.	18,112	4,557,597
Hirata Corp.	3,788	119,526
Hirogin Holdings, Inc.	146,317	1,142,320
Hirose Electric Co. Ltd.	26,667	3,080,875
Hisamitsu Pharmaceutical Co., Inc. (a)	66,934	1,876,169
Hogy Medical Co. Ltd.	30,883	980,624
Hokkaido Electric Power Co., Inc.	761,621	3,701,085
Hokkoku Financial Holdings, Inc.	17,604	615,635
Hokuetsu Corp. (a)	234,248	2,003,687
Hokuhoku Financial Group, Inc.	152,793	2,269,158
Hokuriku Electric Power Co.	516,741	2,855,715
Horiba Ltd.	43,136	2,776,596
Hoshizaki Corp.	96,214	3,852,519
Hosiden Corp.	172,875	2,332,227
Hosokawa Micron Corp.	6,282	164,455
House Foods Group, Inc.	124,966	2,330,233
Hulic Co. Ltd.	417,834	3,887,344
Hulic Reit, Inc.	174	172,620
Hyakugo Bank Ltd.	216,901	1,010,415
Hyakujushi Bank Ltd.	9,947	217,165
Ibiden Co. Ltd.	20,309	546,757
Ichikoh Industries Ltd.	20,139	54,525
Idec Corp.	45,218	760,660
IDOM, Inc. (a)	166,471	1,221,785
Iino Kaiun Kaisha Ltd.	131,767	901,502
Inaba Denki Sangyo Co. Ltd.	126,463	3,316,512
Inabata & Co. Ltd.	178,929	3,704,559
Industrial & Infrastructure Fund Investment Corp.	1,138	897,894
INFRONEER Holdings, Inc.	383,922	2,955,304
Internet Initiative Japan, Inc.	99,683	1,677,865
Invincible Investment Corp.	1,806	767,006
Iriso Electronics Co. Ltd.	8,312	148,319
Ishihara Sangyo Kaisha Ltd.	29,270	329,808
Ito En Ltd.	94,078	2,067,662
Itochu Enex Co. Ltd.	231,063	2,387,372
Itoham Yonekyu Holdings, Inc.	156,948	3,879,567
Itoki Corp.	6,714	73,068
Iyogin Holdings, Inc.	121,034	1,311,981
Izumi Co. Ltd. (a)	165,061	3,360,477
J Front Retailing Co. Ltd. (a)	378,457	4,892,228
Jaccs Co. Ltd.	62,464	1,612,429
JAFCO Group Co. Ltd.	89,010	1,357,935
Japan Airlines Co. Ltd.	46,862	802,776
Japan Airport Terminal Co. Ltd.	24,025	712,643
Japan Aviation Electronics Industry Ltd.	100,785	1,781,018
Japan Excellent, Inc.	938	800,470
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Exchange Group, Inc.	261,437	2,736,765
Japan Hotel REIT Investment Corp.	1,597	736,531
Japan Lifeline Co. Ltd.	30,096	311,355
Japan Logistics Fund, Inc.	1,185	701,430
Japan Metropolitan Fund Invest (a)	4,275	2,621,255
Japan Petroleum Exploration Co. Ltd.	324,869	2,451,150
Japan Prime Realty Investment Corp.	541	1,238,561
Japan Pulp & Paper Co. Ltd.	302,511	1,198,441
Japan Real Estate Investment Corp.	3,699	2,650,997
Japan Steel Works Ltd.	79,374	2,620,430
Japan Wool Textile Co. Ltd.	130,079	1,145,458
Jeol Ltd.	32,086	1,043,096
JGC Holdings Corp.	380,789	2,804,843
JM Holdings Co. Ltd.	925	14,314
J-Oil Mills, Inc.	10,536	140,042
Joshin Denki Co. Ltd.	39,876	575,271
Joyful Honda Co. Ltd.	122,697	1,583,634
Juki Corp. *	53,734	161,172
Juroku Financial Group, Inc.	25,235	750,209
JVCKenwood Corp.	337,046	3,035,080
Kadokawa Corp.	79,261	1,825,115
Kaga Electronics Co. Ltd.	122,039	2,150,938
Kagome Co. Ltd.	80,494	1,548,773
Kakaku.com, Inc.	79,185	1,129,751
Kaken Pharmaceutical Co. Ltd.	58,259	1,759,813
Kameda Seika Co. Ltd.	27,148	700,791
Kamei Corp.	10,956	139,663
Kamigumi Co. Ltd.	180,799	4,078,011
Kanadevia Corp.	382,126	2,305,004
Kanamoto Co. Ltd.	120,922	2,404,077
Kandenko Co. Ltd.	268,672	4,489,307
Kanematsu Corp.	238,925	3,943,107
Kansai Paint Co. Ltd.	56,797	805,248
Kanto Denka Kogyo Co. Ltd.	35,224	206,162
Katitas Co. Ltd.	61,846	833,943
Kato Sangyo Co. Ltd.	137,132	4,126,836
Kawada Technologies, Inc.	1,822	36,453
KDX Realty Investment Corp.	1,401	1,488,438
Keihan Holdings Co. Ltd.	120,366	2,686,160
Keikyu Corp.	303,869	2,964,182
Keio Corp.	128,481	3,290,996
Keisei Electric Railway Co. Ltd.	218,998	2,083,239
Keiyo Bank Ltd.	44,732	244,595
KH Neochem Co. Ltd.	85,941	1,419,471
Kinden Corp.	158,510	3,323,877
Kissei Pharmaceutical Co. Ltd.	8,564	209,135
Kitz Corp.	185,023	1,394,778
Kiyo Bank Ltd.	77,092	1,101,424
Koa Corp.	15,934	103,411
Kobayashi Pharmaceutical Co. Ltd.	50,054	1,826,849
Kobe Bussan Co. Ltd.	69,778	1,544,243
Koei Tecmo Holdings Co. Ltd.	78,712	1,055,883
Kohnan Shoji Co. Ltd.	75,350	1,802,560
Kojima Co. Ltd. (a)	35,201	230,321
Kokusai Electric Corp. (a)	40,788	824,719
Kokuyo Co. Ltd.	160,899	3,001,875
Komeri Co. Ltd.	88,372	1,675,429
Komori Corp.	3,379	27,535
Konami Group Corp.	52,340	6,354,294
Konishi Co. Ltd.	95,479	773,615
Konoike Transport Co. Ltd.	92,903	1,814,967
Kose Corp.	43,590	1,830,725
KPP Group Holdings Co. Ltd.	54,256	240,866
Kumagai Gumi Co. Ltd.	115,535	2,940,222
Kumiai Chemical Industry Co. Ltd.	179,523	920,875
Kura Sushi, Inc. (a)	6,813	136,084
Kureha Corp.	123,043	2,291,925
Kurita Water Industries Ltd.	76,462	2,438,544
SECURITY	NUMBER OF SHARES	VALUE ($)
Kusuri No. Aoki Holdings Co. Ltd.	63,267	1,310,724
KYB Corp.	122,048	2,337,374
Kyoei Steel Ltd.	96,426	1,253,516
Kyokuto Kaihatsu Kogyo Co. Ltd.	76,286	1,270,632
Kyorin Pharmaceutical Co. Ltd.	100,321	912,039
Kyoritsu Maintenance Co. Ltd.	42,064	839,354
Kyoto Financial Group, Inc.	98,574	1,414,227
Kyowa Kirin Co. Ltd.	191,966	2,699,970
Kyudenko Corp.	83,835	2,502,338
Kyushu Financial Group, Inc.	262,482	1,237,033
Kyushu Railway Co.	124,399	2,976,760
LaSalle Logiport REIT	169	165,193
Lasertec Corp.	5,315	471,559
Life Corp. (a)	195,770	2,372,182
Lintec Corp.	109,067	2,069,953
Lion Corp.	435,405	4,945,059
M3, Inc.	247,784	2,897,212
Mabuchi Motor Co. Ltd.	143,984	2,218,115
Macnica Holdings, Inc.	302,048	3,612,871
Makino Milling Machine Co. Ltd.	43,562	3,309,897
Mandom Corp.	27,322	230,622
Marubun Corp.	21,020	140,185
Maruha Nichiro Corp.	199,496	4,135,675
Marui Group Co. Ltd.	160,973	2,767,182
Maruichi Steel Tube Ltd.	108,243	2,488,163
MARUKA FURUSATO Corp.	10,308	156,027
Maruwa Co. Ltd.	3,163	699,997
Maruzen Showa Unyu Co. Ltd.	24,621	957,424
Matsuda Sangyo Co. Ltd.	19,540	398,074
Max Co. Ltd.	43,612	1,211,163
Maxell Ltd.	104,082	1,295,715
McDonald's Holdings Co. Japan Ltd.	72,300	2,729,931
MCJ Co. Ltd.	154,508	1,386,209
Mebuki Financial Group, Inc.	853,211	3,582,812
Megachips Corp.	28,397	921,473
Megmilk Snow Brand Co. Ltd.	223,897	3,830,296
Meidensha Corp.	81,590	2,563,646
Meiko Electronics Co. Ltd.	27,514	1,299,975
Meisei Industrial Co. Ltd.	5,619	45,304
MEITEC Group Holdings, Inc.	72,533	1,424,476
Menicon Co. Ltd.	84,500	700,919
METAWATER Co. Ltd.	12,919	164,172
Mirait One Corp.	295,512	4,359,290
Mirarth Holdings, Inc.	64,801	219,307
Mitsuba Corp.	13,790	72,018
Mitsubishi HC Capital, Inc.	473,394	3,172,819
Mitsubishi Logisnext Co. Ltd.	40,691	513,582
Mitsubishi Logistics Corp.	406,619	2,838,602
Mitsubishi Paper Mills Ltd.	12,322	52,986
Mitsubishi Pencil Co. Ltd.	53,612	897,239
Mitsubishi Shokuhin Co. Ltd.	118,400	3,728,113
Mitsuboshi Belting Ltd.	31,573	799,303
Mitsui DM Sugar Holdings Co. Ltd.	2,666	62,185
Mitsui E&S Co. Ltd.	174,008	1,827,895
Mitsui High-Tec, Inc.	28,475	157,969
Mitsui Matsushima Holdings Co. Ltd.	9,509	259,345
Mitsui-Soko Holdings Co. Ltd.	58,283	3,009,003
Mitsuuroko Group Holdings Co. Ltd.	105,448	1,282,632
Miura Co. Ltd.	89,839	1,887,457
MIXI, Inc.	86,700	2,016,547
Mizuho Leasing Co. Ltd.	144,120	986,016
Mizuno Corp.	33,298	1,732,349
Mochida Pharmaceutical Co. Ltd.	46,657	969,086
Modec, Inc.	48,309	1,287,107
MonotaRO Co. Ltd.	82,228	1,378,060
Mori Hills REIT Investment Corp.	201	174,864
Morinaga & Co. Ltd.	124,200	2,030,783
Morinaga Milk Industry Co. Ltd.	151,977	2,961,482
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MOS Food Services, Inc.	31,580	739,755
Musashi Seimitsu Industry Co. Ltd.	127,210	2,139,090
Musashino Bank Ltd.	10,656	216,733
Nabtesco Corp.	206,800	3,304,518
Nachi-Fujikoshi Corp.	70,772	1,559,196
Nakanishi, Inc.	45,386	633,678
Nankai Electric Railway Co. Ltd.	145,001	2,420,933
Nanto Bank Ltd.	11,252	259,842
NEC Networks & System Integration Corp.	88,517	1,964,825
NET One Systems Co. Ltd.	94,622	2,809,871
Nexon Co. Ltd.	200,356	2,690,337
Nextage Co. Ltd.	67,909	670,100
Nichias Corp.	91,690	2,728,887
Nichicon Corp.	145,504	1,206,941
Nichiha Corp.	58,762	1,171,770
Nichireki Group Co. Ltd.	43,510	650,217
Nifco, Inc.	147,940	3,583,271
Nihon Kohden Corp.	211,767	3,045,218
Nihon M&A Center Holdings, Inc.	210,437	819,712
Nihon Parkerizing Co. Ltd.	183,134	1,566,474
Nikkiso Co. Ltd.	182,992	1,452,327
Nikkon Holdings Co. Ltd.	213,158	3,296,491
Nippn Corp.	155,193	2,200,786
Nippon Accommodations Fund, Inc. (a)	1,055	806,503
Nippon Building Fund, Inc.	3,921	3,236,819
Nippon Carbon Co. Ltd.	5,579	151,234
Nippon Chemi-Con Corp. *	23,473	136,294
Nippon Denko Co. Ltd.	96,808	176,663
Nippon Densetsu Kogyo Co. Ltd.	103,731	1,447,601
Nippon Electric Glass Co. Ltd.	185,133	4,313,361
Nippon Gas Co. Ltd.	122,223	1,801,369
Nippon Kanzai Holdings Co. Ltd.	7,264	124,991
Nippon Kayaku Co. Ltd.	361,542	3,234,073
Nippon Light Metal Holdings Co. Ltd.	371,534	3,826,409
Nippon Paint Holdings Co. Ltd.	486,398	3,594,042
Nippon Prologis REIT, Inc.	925	1,521,052
NIPPON REIT Investment Corp.	300	165,234
Nippon Road Co. Ltd.	66,810	824,180
Nippon Sanso Holdings Corp.	107,323	3,246,860
Nippon Seiki Co. Ltd.	196,270	1,448,304
Nippon Sheet Glass Co. Ltd. *	151,537	397,207
Nippon Shinyaku Co. Ltd.	86,498	2,260,388
Nippon Shokubai Co. Ltd.	352,303	4,254,895
Nippon Soda Co. Ltd.	105,433	2,054,857
Nippon Television Holdings, Inc.	199,263	3,696,471
Nippon Thompson Co. Ltd.	53,588	178,870
Nippon Yakin Kogyo Co. Ltd.	9,718	265,368
Nipro Corp.	366,590	3,180,706
Nishimatsu Construction Co. Ltd.	61,780	2,007,199
Nishimatsuya Chain Co. Ltd.	78,512	1,067,528
Nishi-Nippon Financial Holdings, Inc.	123,675	1,615,133
Nishi-Nippon Railroad Co. Ltd.	150,022	2,161,802
Nishio Holdings Co. Ltd.	14,948	405,206
Nissan Chemical Corp.	96,102	2,754,335
Nissha Co. Ltd.	123,921	1,160,307
Nisshin Oillio Group Ltd.	77,385	2,462,332
Nisshinbo Holdings, Inc.	547,696	3,294,644
Nitta Corp.	30,696	728,214
Nittetsu Mining Co. Ltd.	38,939	1,509,033
Nitto Boseki Co. Ltd.	26,921	825,343
Nitto Kogyo Corp.	56,254	1,119,891
Noevir Holdings Co. Ltd.	5,655	154,420
NOF Corp.	210,692	2,821,437
Nojima Corp.	227,095	3,743,349
NOK Corp.	204,639	3,093,451
Nomura Co. Ltd. (a)	177,237	1,009,120
Nomura Real Estate Holdings, Inc.	165,753	4,701,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Real Estate Master Fund, Inc. (a)	2,810	2,614,300
Noritake Co. Ltd.	60,688	1,427,645
Noritz Corp.	109,412	1,224,119
North Pacific Bank Ltd.	351,313	1,209,937
NPR-RIKEN Corp.	52,153	889,088
NS Solutions Corp.	68,778	1,786,827
NS United Kaiun Kaisha Ltd.	36,230	961,678
NSD Co. Ltd.	50,107	1,131,851
NTN Corp.	1,913,720	3,012,272
NTT UD REIT Investment Corp.	896	788,411
Obic Co. Ltd.	69,340	1,982,720
Odakyu Electric Railway Co. Ltd.	349,778	3,445,671
Ogaki Kyoritsu Bank Ltd.	15,139	220,914
Oiles Corp.	15,777	236,296
Okamoto Industries, Inc.	17,357	597,782
Okamura Corp.	154,091	1,975,539
Oki Electric Industry Co. Ltd.	375,147	2,292,779
Okinawa Cellular Telephone Co.	30,106	826,095
Okinawa Electric Power Co., Inc.	60,104	366,140
OKUMA Corp.	100,502	2,227,524
Okumura Corp.	65,776	1,865,970
Onoken Co. Ltd.	35,749	346,827
Onward Holdings Co. Ltd. (a)	301,838	1,079,602
Open House Group Co. Ltd.	108,770	3,962,622
Open Up Group, Inc.	5,480	66,984
Oracle Corp. Japan	20,065	1,898,050
Organo Corp.	5,416	252,300
Orient Corp.	179,273	963,610
Oriental Land Co. Ltd.	148,512	3,041,296
Oriental Shiraishi Corp.	20,973	52,191
Orix JREIT, Inc. (a)	1,741	1,967,499
Osaka Soda Co. Ltd.	102,314	948,490
OSG Corp.	151,205	1,728,330
Pacific Industrial Co. Ltd.	189,437	1,752,382
Pack Corp.	8,701	186,497
PAL GROUP Holdings Co. Ltd.	4,455	91,350
PALTAC Corp.	101,343	2,636,888
Paramount Bed Holdings Co. Ltd.	61,323	1,071,052
Park24 Co. Ltd.	129,584	1,742,606
Pasona Group, Inc.	61,937	830,649
Penta-Ocean Construction Co. Ltd.	786,758	3,422,798
PHC Holdings Corp.	20,217	143,415
Pigeon Corp.	203,764	2,141,824
Pilot Corp.	52,394	1,432,799
Piolax, Inc.	48,384	766,079
Pola Orbis Holdings, Inc.	152,463	1,211,044
Press Kogyo Co. Ltd.	112,723	430,112
Pressance Corp. (a)	5,934	93,719
Prima Meat Packers Ltd.	127,525	1,852,432
Qol Holdings Co. Ltd.	19,084	198,825
Raito Kogyo Co. Ltd.	100,423	1,682,658
Raiznext Corp.	79,823	833,746
Rakuten Group, Inc. *	527,614	3,223,559
Relo Group, Inc.	96,716	1,209,792
Resorttrust, Inc.	70,269	1,442,264
Restar Corp.	48,241	763,494
Retail Partners Co. Ltd.	140,018	1,186,522
Riken Technos Corp.	9,632	68,967
Rinnai Corp.	159,820	3,635,575
Rohto Pharmaceutical Co. Ltd.	119,597	1,722,587
Round One Corp.	144,658	1,088,571
Ryobi Ltd.	127,619	1,883,438
Ryoyo Ryosan Holdings, Inc.	33,060	548,898
S Foods, Inc. (a)	92,248	1,453,245
Saibu Gas Holdings Co. Ltd.	22,596	248,159
Saizeriya Co. Ltd.	26,736	761,123
Sakai Chemical Industry Co. Ltd.	19,040	343,666
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sakai Moving Service Co. Ltd.	45,072	705,264
Sakata INX Corp.	104,120	1,258,878
Sakata Seed Corp.	38,011	857,609
San-A Co. Ltd.	96,153	1,920,572
San-Ai Obbli Co. Ltd.	295,527	3,429,953
Sangetsu Corp.	84,687	1,620,177
San-In Godo Bank Ltd.	123,680	1,027,555
Sanken Electric Co. Ltd. *	35,113	1,354,470
Sanki Engineering Co. Ltd.	124,996	2,766,261
Sankyo Co. Ltd.	142,916	2,011,986
Sanoh Industrial Co. Ltd.	29,086	122,563
Santen Pharmaceutical Co. Ltd.	385,765	3,564,669
Sanyo Chemical Industries Ltd.	43,505	1,149,009
Sanyo Denki Co. Ltd.	16,892	976,338
Sanyo Special Steel Co. Ltd.	81,499	1,484,553
Sapporo Holdings Ltd.	67,996	3,574,082
Sato Holdings Corp.	17,406	237,709
Sawai Group Holdings Co. Ltd.	144,918	1,833,894
SBS Holdings, Inc.	42,408	796,689
SCREEN Holdings Co. Ltd.	56,452	3,997,099
Scroll Corp.	26,940	185,029
SCSK Corp.	149,611	3,711,111
Sega Sammy Holdings, Inc.	197,724	3,786,665
Seibu Holdings, Inc.	185,634	3,890,190
Seikitokyu Kogyo Co. Ltd.	4,122	42,534
Seiko Group Corp.	53,885	1,648,428
Seiren Co. Ltd.	73,521	1,297,759
Sekisui House Reit, Inc.	1,979	1,023,021
Sekisui Jushi Corp.	63,536	784,635
Senko Group Holdings Co. Ltd.	377,484	3,609,638
Senshu Ikeda Holdings, Inc.	86,270	234,717
Seria Co. Ltd.	101,400	1,747,475
Seven Bank Ltd.	782,751	1,510,495
Sharp Corp. *	168,221	1,097,436
Shibaura Machine Co. Ltd.	39,184	926,978
Shiga Bank Ltd.	33,961	1,067,091
Shikoku Electric Power Co., Inc.	492,924	3,779,646
Shinagawa Refractories Co. Ltd.	4,501	52,210
Shindengen Electric Manufacturing Co. Ltd.	8,429	143,583
Shin-Etsu Polymer Co. Ltd.	16,301	170,263
Shinko Electric Industries Co. Ltd. *	51,290	2,008,783
Shinmaywa Industries Ltd.	169,141	1,500,657
Shinnihon Corp.	2,992	29,762
Shinsho Corp.	881	35,077
Ship Healthcare Holdings, Inc.	177,374	2,269,921
Shizuoka Financial Group, Inc.	252,797	2,549,862
Shizuoka Gas Co. Ltd.	54,191	382,262
SHO-BOND Holdings Co. Ltd.	31,623	984,605
Shoei Foods Corp. (a)	24,643	625,498
Showa Sangyo Co. Ltd.	59,067	1,104,162
Siix Corp.	129,747	911,789
Sinfonia Technology Co. Ltd.	16,669	645,987
Sintokogio Ltd.	637	3,796
SKY Perfect JSAT Holdings, Inc.	255,620	1,767,517
Skylark Holdings Co. Ltd.	236,027	3,963,412
Socionext, Inc.	69,764	997,191
Sodick Co. Ltd.	42,996	266,772
Sohgo Security Services Co. Ltd.	708,266	5,054,846
Sotetsu Holdings, Inc.	113,492	1,690,763
Square Enix Holdings Co. Ltd.	100,546	4,731,223
Star Micronics Co. Ltd.	19,403	250,818
Starts Corp., Inc.	66,646	1,797,777
Sugi Holdings Co. Ltd.	208,985	3,746,461
Sumida Corp.	17,299	106,415
Sumitomo Bakelite Co. Ltd.	83,546	1,852,820
Sumitomo Densetsu Co. Ltd.	24,764	732,099
Sumitomo Mitsui Construction Co. Ltd.	219,165	600,651
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Osaka Cement Co. Ltd.	114,466	2,660,075
Sumitomo Pharma Co. Ltd. *	821,044	4,031,803
Sumitomo Riko Co. Ltd.	10,399	112,067
Sumitomo Seika Chemicals Co. Ltd.	9,271	304,532
Sumitomo Warehouse Co. Ltd.	103,119	1,879,059
Sun Frontier Fudousan Co. Ltd.	14,050	180,596
Sundrug Co. Ltd.	126,359	3,458,847
Suruga Bank Ltd.	64,202	564,076
SWCC Corp.	48,809	1,959,550
Systena Corp.	81,818	184,599
T Hasegawa Co. Ltd.	26,015	483,028
Tachibana Eletech Co. Ltd.	48,848	802,599
Tachi-S Co. Ltd.	37,202	434,984
Tadano Ltd.	241,278	1,714,780
Taihei Dengyo Kaisha Ltd.	27,057	847,467
Taikisha Ltd.	54,798	1,590,904
Taiyo Holdings Co. Ltd.	37,175	970,726
Takamatsu Construction Group Co. Ltd.	60,997	1,086,001
Takara Holdings, Inc.	388,474	3,012,256
Takara Standard Co. Ltd.	153,064	1,712,505
Takasago Thermal Engineering Co. Ltd.	69,740	2,417,147
Takashimaya Co. Ltd.	539,430	4,408,295
Takeuchi Manufacturing Co. Ltd. (a)	45,942	1,563,970
Takuma Co. Ltd.	125,952	1,468,514
Tama Home Co. Ltd. (a)	6,573	145,902
Tamron Co. Ltd.	22,850	558,001
Tamura Corp.	51,735	185,044
Tanseisha Co. Ltd.	38,299	222,380
TBS Holdings, Inc.	85,996	2,328,874
TechnoPro Holdings, Inc.	97,952	1,926,280
THK Co. Ltd.	205,687	5,181,246
TKC Corp.	36,214	913,190
Toa Corp.	165,200	1,471,173
TOA ROAD Corp.	4,655	46,057
Toagosei Co. Ltd.	237,965	2,189,445
TOBISHIMA HOLDINGS, Inc.	5,807	66,010
Tocalo Co. Ltd.	64,871	750,755
Toda Corp.	481,366	2,947,706
Toei Co. Ltd.	28,740	959,303
Toho Co. Ltd. (a)	77,001	3,620,751
Toho Co. Ltd./Kobe	3,584	59,624
Toho Holdings Co. Ltd.	162,489	4,522,239
Toho Zinc Co. Ltd. *	22,854	92,966
Tokai Carbon Co. Ltd.	577,024	3,509,740
Tokai Corp.	58,373	782,464
TOKAI Holdings Corp.	321,239	1,993,155
Tokai Rika Co. Ltd.	246,186	3,631,650
Tokai Tokyo Financial Holdings, Inc.	61,073	204,664
Token Corp.	26,591	2,221,578
Tokuyama Corp.	209,870	3,729,599
Tokyo Century Corp.	183,086	1,794,472
Tokyo Kiraboshi Financial Group, Inc.	725	23,887
Tokyo Ohka Kogyo Co. Ltd.	82,602	1,949,187
Tokyo Seimitsu Co. Ltd.	37,172	1,997,537
Tokyo Steel Manufacturing Co. Ltd.	144,917	1,547,307
Tokyo Tatemono Co. Ltd.	245,937	3,899,708
Tokyo Tekko Co. Ltd.	942	36,756
Tokyu Construction Co. Ltd.	292,465	1,513,804
Tomen Devices Corp.	1,551	61,651
Tomy Co. Ltd.	93,142	2,242,405
Topcon Corp.	168,038	3,135,624
Topre Corp.	188,933	2,291,845
Topy Industries Ltd.	5,177	72,144
Toshiba TEC Corp.	63,588	1,265,895
Totetsu Kogyo Co. Ltd.	65,489	1,329,814
Towa Pharmaceutical Co. Ltd.	52,546	972,848
Toyo Construction Co. Ltd.	136,952	1,217,795
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyo Tire Corp.	259,842	4,329,694
Toyobo Co. Ltd.	463,234	2,981,764
Toyoda Gosei Co. Ltd.	182,759	3,202,330
Toyota Boshoku Corp.	308,620	4,114,387
TPR Co. Ltd.	38,911	593,367
Transcosmos, Inc.	68,949	1,443,539
Trend Micro, Inc.	80,093	5,841,083
Trusco Nakayama Corp.	112,939	1,483,170
TS Tech Co. Ltd.	308,559	3,521,825
TSI Holdings Co. Ltd. (a)	68,359	543,896
Tsubaki Nakashima Co. Ltd.	36,353	107,591
Tsubakimoto Chain Co.	244,250	3,094,152
Tsugami Corp.	26,152	306,129
Tsumura & Co.	84,439	2,405,499
TV Asahi Holdings Corp.	108,043	1,811,053
Tv Tokyo Holdings Corp.	31,114	719,548
UACJ Corp.	110,649	3,818,141
Uchida Yoko Co. Ltd.	25,675	1,173,899
Ulvac, Inc.	59,823	2,144,887
Unipres Corp.	72,281	501,715
United Arrows Ltd.	20,358	289,777
United Super Markets Holdings, Inc. (a)	405,657	2,099,688
United Urban Investment Corp.	1,938	1,908,485
Ushio, Inc.	129,993	1,824,017
USS Co. Ltd.	285,124	2,594,014
UT Group Co. Ltd.	8,525	126,267
V Technology Co. Ltd.	11,549	172,973
Valor Holdings Co. Ltd.	240,300	3,608,606
Valqua Ltd.	29,451	629,299
VT Holdings Co. Ltd.	92,082	313,468
Wacoal Holdings Corp.	75,074	2,524,304
Wacom Co. Ltd.	248,600	1,024,457
Wakita & Co. Ltd. (a)	66,500	744,454
Warabeya Nichiyo Holdings Co. Ltd.	19,961	271,410
Welcia Holdings Co. Ltd. (a)	234,651	3,452,925
Workman Co. Ltd.	8,935	238,650
World Co. Ltd.	18,389	285,301
Xebio Holdings Co. Ltd.	38,048	308,030
YAMABIKO Corp.	28,622	471,225
Yamae Group Holdings Co. Ltd.	102,261	1,551,949
Yamaguchi Financial Group, Inc.	135,012	1,472,907
Yamaichi Electronics Co. Ltd.	2,931	40,261
Yamato Kogyo Co. Ltd.	36,162	1,885,430
Yamazen Corp.	245,965	2,154,509
Yaoko Co. Ltd.	37,876	2,317,626
Yellow Hat Ltd.	89,702	1,676,239
Yodogawa Steel Works Ltd.	48,165	1,895,341
Yokogawa Bridge Holdings Corp.	75,168	1,282,438
Yokorei Co. Ltd.	1,466	8,279
Yokowo Co. Ltd.	18,456	176,483
Yoshinoya Holdings Co. Ltd. (a)	70,045	1,341,683
Yuasa Trading Co. Ltd.	63,171	1,894,774
Yurtec Corp.	85,287	894,779
Zacros Corp.	30,864	844,846
Zenkoku Hosho Co. Ltd.	37,799	1,408,166
Zensho Holdings Co. Ltd.	51,445	2,589,405
Zeon Corp.	358,800	3,513,119
ZERIA Pharmaceutical Co. Ltd.	12,207	171,001
Zojirushi Corp.	72,698	740,029
ZOZO, Inc.	56,461	1,755,332
		1,079,438,281

Jersey 0.3%
boohoo Group PLC *(a)	1,556,540	530,745
International Workplace Group PLC	1,672,138	4,198,310
Petrofac Ltd. *	1,190,482	98,934
SECURITY	NUMBER OF SHARES	VALUE ($)
TP ICAP Group PLC	1,195,041	3,927,358
		8,755,347

Luxembourg 0.6%
Allegro.eu SA *	131,844	923,802
Aroundtown SA *	1,280,339	3,680,413
Befesa SA	52,574	1,236,794
Espirito Santo Financial Group SA *(b)	8,470	0
Grand City Properties SA *	102,938	1,171,188
RTL Group SA	108,236	3,590,839
Samsonite International SA	617,522	1,711,258
Spotify Technology SA *	6,045	3,675,421
Subsea 7 SA	182,805	2,807,882
		18,797,597

Netherlands 1.9%
Adyen NV *	2,891	5,235,164
AMG Critical Materials NV	6,595	113,650
Arcadis NV	47,566	2,357,676
Ariston Holding NV	8,873	34,051
ASM International NV	5,406	2,885,335
Basic-Fit NV *	33,578	803,186
BE Semiconductor Industries NV	19,550	2,163,326
Brembo NV	186,073	1,866,462
Cementir Holding NV	77,195	1,045,283
Corbion NV	69,876	1,527,546
Davide Campari-Milano NV	217,110	1,292,899
Eurocommercial Properties NV	47,125	1,198,295
Euronext NV	27,329	3,444,767
Flow Traders Ltd.	3,767	99,823
Fugro NV	89,958	1,399,603
IMCD NV	20,807	3,091,173
JDE Peet's NV	120,243	2,250,950
Just Eat Takeaway.com NV *	182,447	3,684,847
Koninklijke BAM Groep NV	222,196	1,191,238
Koninklijke Heijmans NV	21,595	907,336
Koninklijke Vopak NV	58,542	2,479,185
MFE-MediaForEurope NV, Class A	552,220	1,865,356
MFE-MediaForEurope NV, Class B	196,738	911,322
OCI NV *	166,070	1,924,022
Pepco Group NV *	182,833	765,942
PostNL NV (a)	350,767	367,351
Qiagen NV *	78,943	3,023,771
RHI Magnesita NV	31,515	1,321,414
SBM Offshore NV	189,884	3,993,035
Technip Energies NV	103,992	3,238,063
TKH Group NV	60,185	2,319,675
Van Lanschot Kempen NV	22,481	1,070,816
Wereldhave NV	16,543	269,770
		60,142,332

New Zealand 0.8%
a2 Milk Co. Ltd. *(a)	495,741	2,455,650
Air New Zealand Ltd.	2,939,246	1,029,379
Auckland International Airport Ltd.	335,905	1,539,675
Chorus Ltd.	288,242	1,350,277
Contact Energy Ltd.	754,955	3,913,111
EBOS Group Ltd.	179,935	3,977,608
Fisher & Paykel Healthcare Corp. Ltd.	184,606	3,525,371
Genesis Energy Ltd.	868,336	1,072,892
Infratil Ltd.	52,013	317,394
Mainfreight Ltd.	16,700	652,897
Mercury NZ Ltd. (a)	446,150	1,480,001
Meridian Energy Ltd.	877,523	2,901,148
Ryman Healthcare Ltd. *	277,890	479,604
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SKYCITY Entertainment Group Ltd.	1,159,105	857,346
Xero Ltd. *	6,574	697,951
		26,250,304

Norway 1.7%
AF Gruppen ASA *	44,169	581,404
Aker ASA, A Shares	4,836	260,650
Aker Solutions ASA	289,387	828,254
Atea ASA *	96,755	1,139,357
Austevoll Seafood ASA	208,521	1,982,558
Bluenord ASA *	930	55,088
Borregaard ASA	72,882	1,208,272
DNO ASA	2,558,898	2,815,277
Elkem ASA *	1,476,400	2,988,648
Europris ASA	198,928	1,433,110
Gjensidige Forsikring ASA	143,021	2,935,852
Golden Ocean Group Ltd.	117,359	1,154,436
Grieg Seafood ASA (a)	21,996	92,730
Hoegh Autoliners ASA	66,109	447,743
Kongsberg Gruppen ASA	21,544	2,615,516
Leroy Seafood Group ASA	484,701	2,289,111
MPC Container Ships ASA	523,124	834,691
Norconsult Norge AS	178,132	664,618
Nordic Semiconductor ASA *	58,501	715,165
Norske Skog ASA *(a)	17,464	41,720
Odfjell Drilling Ltd.	47,680	257,833
Opera Ltd., ADR	43,347	808,855
Protector Forsikring ASA	3,286	92,792
Salmar ASA	35,566	1,761,930
Scatec ASA *	9,940	71,609
Schibsted ASA, A Shares	52,353	1,463,938
Schibsted ASA, B Shares	80,129	2,152,262
SFL Corp. Ltd.	95,854	865,562
SpareBank 1 Nord Norge	133,257	1,573,223
SpareBank 1 SMN	106,619	1,740,080
SpareBank 1 Sor-Norge ASA	133,154	1,882,998
Sparebanken Vest	74,365	940,782
Stolt-Nielsen Ltd.	37,566	883,729
Storebrand ASA	235,226	2,562,830
TGS ASA	269,404	2,590,170
TOMRA Systems ASA	118,089	1,767,633
Var Energi ASA	879,408	2,479,409
Veidekke ASA	127,642	1,643,844
Wallenius Wilhelmsen ASA	316,469	2,420,628
Wilh Wilhelmsen Holding ASA, Class A	12,315	445,239
Wilh Wilhelmsen Holding ASA, Class B	7,067	235,703
		53,725,249

Poland 1.3%
Alior Bank SA	78,371	1,864,958
Asseco Poland SA	128,246	4,456,040
Bank Handlowy w Warszawie SA	3,606	98,394
Bank Polska Kasa Opieki SA	32,196	1,370,145
Budimex SA	4,793	652,113
CCC SA *	13,892	656,572
CD Projekt SA	19,781	1,097,321
Cognor Holding SA *	344,935	593,212
Cyfrowy Polsat SA *	1,037,133	3,616,608
Dino Polska SA *	14,830	1,839,875
Enea SA *	1,128,629	3,881,984
Eurocash SA	254,391	594,791
Grupa Azoty SA *	372,357	1,920,183
Grupa Kety SA	9,803	1,968,109
Jastrzebska Spolka Weglowa SA *	315,712	1,979,770
KRUK SA	8,350	855,338
LPP SA	370	1,691,291
SECURITY	NUMBER OF SHARES	VALUE ($)
mBank SA *	6,226	1,153,650
Orange Polska SA	1,521,586	3,134,055
Santander Bank Polska SA	16,691	2,175,216
Tauron Polska Energia SA *	4,032,607	4,461,943
		40,061,568

Portugal 0.3%
Banco Comercial Portugues SA, Class R	3,511,548	1,959,670
Navigator Co. SA	360,445	1,221,304
NOS SGPS SA	471,573	2,094,162
REN - Redes Energeticas Nacionais SGPS SA	571,078	1,452,138
Sonae SGPS SA	2,891,200	3,048,945
		9,776,219

Republic of Korea 6.8%
Amorepacific Corp. *	39,143	3,135,935
AMOREPACIFIC Group *	102,351	1,483,246
Asia Paper Manufacturing Co. Ltd.	28,671	135,819
Asiana Airlines, Inc. *	236,364	1,725,591
BGF retail Co. Ltd.	17,294	1,180,990
BH Co. Ltd.	53,277	547,010
Binggrae Co. Ltd. *	1,313	86,612
Celltrion, Inc.	24,258	3,051,112
Cheil Worldwide, Inc.	131,592	1,607,457
Chong Kun Dang Pharmaceutical Corp.	3,159	174,480
CJ ENM Co. Ltd. *	45,164	1,873,986
CJ Logistics Corp.	32,730	2,094,147
Com2uSCorp	4,861	149,196
Cosmax, Inc.	2,021	236,651
Coway Co. Ltd.	73,080	4,046,401
Daeduck Electronics Co. Ltd.	61,568	751,240
Daesang Corp. *	85,279	1,349,517
Daesang Holdings Co. Ltd. *	28,356	237,835
Daewoo Engineering & Construction Co. Ltd. *	923,302	2,139,581
Daishin Securities Co. Ltd.	23,868	275,733
Daou Data Corp.	110,629	824,292
Daou Technology, Inc. *	104,736	1,449,794
DB HiTek Co. Ltd. *	49,252	1,454,430
DGB Financial Group, Inc.	508,023	3,215,731
DL Holdings Co. Ltd.	35,891	820,667
Dongjin Semichem Co. Ltd.	31,429	562,882
Doosan Bobcat, Inc.	85,033	2,731,937
Doosan Co. Ltd.	23,921	5,273,445
E1 Corp.	21,524	916,635
Ecopro BM Co. Ltd. *	351	28,552
Ecopro Co. Ltd.	12,057	512,643
F&F Co. Ltd.	22,211	1,076,464
Fila Holdings Corp.	79,358	2,031,552
Gradiant Corp.	18,628	169,102
Green Cross Corp.	1,795	153,990
Green Cross Holdings Corp.	16,727	158,935
GS Global Corp.	82,266	144,805
GS P&L Co. Ltd. *	31,489	459,560
GS Retail Co. Ltd.	132,744	1,359,290
Handsome Co. Ltd. *	76,551	836,729
Hanjin Transportation Co. Ltd. *	47,164	629,326
Hanmi Pharm Co. Ltd.	775	127,145
Hanon Systems *	428,487	1,297,558
Hansol Chemical Co. Ltd.	7,943	596,173
Hanwha Aerospace Co. Ltd.	13,718	5,570,095
Hanwha General Insurance Co. Ltd.	343,341	897,723
Hanwha Life Insurance Co. Ltd.	1,597,266	2,866,104
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanwha Systems Co. Ltd.	6,032	125,967
Hanwha Vision Co. Ltd. *	15,969	523,422
Harim Holdings Co. Ltd.	608,876	2,118,517
HD Hyundai Construction Equipment Co. Ltd.	33,516	1,718,299
HD Hyundai Heavy Industries Co. Ltd.	1,939	392,333
HD Hyundai Infracore Co. Ltd. *	242,538	1,409,237
HD Hyundai Mipo	16,564	1,188,885
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,091	5,572,133
HDC Holdings Co. Ltd. *	116,081	1,095,029
HDC Hyundai Development Co-Engineering & Construction, Class E *	149,898	1,875,134
Hite Jinro Co. Ltd.	57,134	740,098
HL Mando Co. Ltd. *	100,760	3,040,915
Hotel Shilla Co. Ltd. *	43,203	1,175,391
HS Hyosung Advanced Materials Corp.	4,775	610,706
HS Hyosung Corp. *	2,298	46,340
HYBE Co. Ltd. *	145	25,523
Hyosung Corp.	23,389	753,040
Hyosung Heavy Industries Corp.	2,396	708,367
Hyosung TNC Corp.	10,763	1,659,072
HYUNDAI Corp.	14,293	235,953
Hyundai Department Store Co. Ltd. *	60,153	2,347,895
Hyundai Elevator Co. Ltd.	29,015	1,090,864
Hyundai Green Food *	143,004	1,341,182
Hyundai Home Shopping Network Corp. *	22,228	791,632
Hyundai Marine & Fire Insurance Co. Ltd.	134,465	2,137,064
Hyundai Rotem Co. Ltd. *	9,313	497,831
Hyundai Wia Corp.	75,203	2,099,968
Innocean Worldwide, Inc.	13,977	175,513
INTOPS Co. Ltd.	8,151	101,184
IS Dongseo Co. Ltd.	43,184	501,831
JB Financial Group Co. Ltd.	241,260	2,843,203
Kakao Corp. *	100,536	2,965,431
Kangwon Land, Inc. *	103,740	1,138,878
KCC Corp.	9,960	1,766,778
KCC Glass Corp.	30,535	649,148
KEPCO Plant Service & Engineering Co. Ltd. *	33,436	958,808
KG Chemical Corp.	335,472	904,667
KG Dongbusteel *	151,942	637,722
KISWIRE Ltd. *	13,096	158,362
KIWOOM Securities Co. Ltd.	16,812	1,312,414
Kolmar Korea Co. Ltd. *	4,545	190,760
Kolon Industries, Inc.	92,229	2,105,714
Korea Aerospace Industries Ltd. *	28,336	1,222,231
Korea Electric Terminal Co. Ltd.	4,710	232,457
Korea Investment Holdings Co. Ltd.	65,061	3,540,130
Korea Line Corp. *	103,616	119,418
Korea Petrochemical Ind Co. Ltd.	18,794	1,140,821
Korean Reinsurance Co.	312,261	1,716,165
Krafton, Inc. *	10,078	2,366,391
Kukdo Chemical Co. Ltd. *	5,502	123,550
Kumho Tire Co., Inc. *	193,939	649,601
Kwang Dong Pharmaceutical Co. Ltd. *	159,210	611,635
L&F Co. Ltd. *	350	18,877
LF Corp. *	70,885	799,994
LG Energy Solution Ltd. *	7,018	1,688,657
LIG Nex1 Co. Ltd.	270	49,925
Lotte Chilsung Beverage Co. Ltd. *	2,100	150,584
Lotte Corp. *	90,817	1,356,451
LOTTE Fine Chemical Co. Ltd. *	45,731	1,266,051
Lotte Rental Co. Ltd. *	63,453	1,260,038
SECURITY	NUMBER OF SHARES	VALUE ($)
Lotte Shopping Co. Ltd. *	62,986	2,716,807
LS Corp.	42,585	3,263,230
LS Electric Co. Ltd.	13,599	2,231,021
LX Hausys Ltd.	44,441	928,069
LX International Corp.	186,556	3,277,387
LX Semicon Co. Ltd.	23,166	950,140
Macquarie Korea Infrastructure Fund	125,409	960,135
Mcnex Co. Ltd.	48,857	774,819
Meritz Financial Group, Inc.	56,570	4,671,308
Mirae Asset Securities Co. Ltd.	294,235	1,757,888
Namyang Dairy Products Co. Ltd. *	506	26,218
NCSoft Corp. *	19,829	2,305,635
Netmarble Corp.	4,388	120,731
Nexen Tire Corp. *	38,616	134,888
NH Investment & Securities Co. Ltd.	182,939	1,862,029
NHN Corp.	65,728	887,366
NICE Holdings Co. Ltd. *	101,952	794,485
NongShim Co. Ltd.	4,925	1,148,011
OCI Holdings Co. Ltd.	26,706	1,453,139
Orion Corp.	27,973	1,948,492
Orion Holdings Corp.	81,502	830,675
Ottogi Corp. *	3,124	826,432
Pan Ocean Co. Ltd.	660,426	1,706,480
Partron Co. Ltd.	178,329	867,935
Poongsan Corp.	45,262	1,698,601
POSCO Future M Co. Ltd.	3,917	378,339
Posco International Corp.	27,994	993,156
S-1 Corp.	41,405	1,726,506
Samchully Co. Ltd.	16,087	1,000,695
Samsung Biologics Co. Ltd. *	42	32,040
Samsung Card Co. Ltd.	49,855	1,531,877
Samsung E&A Co. Ltd.	199,068	2,228,952
Samsung Heavy Industries Co. Ltd. *	265,759	2,534,239
Samsung Securities Co. Ltd.	74,949	2,336,232
SAMT Co. Ltd.	84,694	158,052
Samyang Corp.	5,813	177,422
SD Biosensor, Inc.	140,983	1,018,655
SeAH Besteel Holdings Corp. *	58,274	784,741
SeAH Steel Corp. *	1,871	205,530
SeAH Steel Holdings Corp. *	6,431	1,033,075
Sebang Global Battery Co. Ltd.	5,616	280,243
Seegene, Inc.	73,717	1,242,138
Seohee Construction Co. Ltd.	231,997	246,603
Seoul Semiconductor Co. Ltd. *	124,453	586,152
Seoyon Co. Ltd. *	3,787	17,966
Seoyon E-Hwa Co. Ltd. *	62,063	534,975
SFA Engineering Corp.	63,661	857,285
Shinsegae, Inc. *	28,475	2,769,836
SIMMTECH Co. Ltd.	48,867	674,765
SK Chemicals Co. Ltd.	29,547	844,258
SK Discovery Co. Ltd.	63,356	1,515,797
SK Gas Ltd.	7,799	1,252,830
SK Networks Co. Ltd.	681,824	2,008,792
SK Square Co. Ltd. *	4,415	271,920
SKC Co. Ltd. *	14,412	1,280,716
SL Corp.	31,963	751,608
SNT Motiv Co. Ltd.	11,622	199,010
Songwon Industrial Co. Ltd. *	13,433	108,628
Soulbrain Co. Ltd. *	5,281	671,451
Sungwoo Hitech Co. Ltd.	253,338	876,267
Taekwang Industrial Co. Ltd.	1,413	692,543
Taihan Electric Wire Co. Ltd. *	55,835	458,771
TKG Huchems Co. Ltd.	14,031	154,994
Unid Co. Ltd.	3,419	188,373
WONIK IPS Co. Ltd.	42,074	729,083
Young Poong Corp. *	3,243	939,936
Youngone Corp. *	54,659	1,780,369
Youngone Holdings Co. Ltd.	21,359	1,327,181
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yuhan Corp.	22,678	1,889,704
		211,925,910

Singapore 1.8%
AEM Holdings Ltd.	7,275	7,120
BOC Aviation Ltd.	56,363	434,509
BW LPG Ltd.	105,370	1,221,124
CapitaLand Ascendas REIT	1,519,990	2,896,185
CapitaLand Ascott Trust	1,433,196	913,811
CapitaLand China Trust	273,812	134,998
CapitaLand Integrated Commercial Trust	1,717,149	2,507,995
CapitaLand Investment Ltd.	1,289,264	2,447,002
City Developments Ltd. (b)	565,973	1,955,057
ESR-REIT	243,583	43,342
First Resources Ltd.	191,159	206,919
Frasers Logistics & Commercial Trust	1,083,938	671,032
Genting Singapore Ltd.	3,963,629	2,145,203
Geo Energy Resources Ltd.	51,889	10,002
Hafnia Ltd.	111,079	475,001
Hutchison Port Holdings Trust, U Shares	15,162,983	2,501,892
IGG, Inc.	3,241,252	1,671,372
Jardine Cycle & Carriage Ltd.	153,378	3,031,626
Keppel DC REIT	31,176	47,846
Keppel Infrastructure Trust	4,960,330	1,618,138
Keppel Ltd.	894,644	4,550,162
Manulife U.S. Real Estate Investment Trust *	2,144,872	156,576
Mapletree Industrial Trust	735,664	1,079,934
Mapletree Logistics Trust	1,247,822	1,137,916
Mapletree Pan Asia Commercial Trust	1,051,109	919,565
Netlink NBN Trust	1,567,289	993,499
SATS Ltd.	510,823	1,151,321
Sea Ltd., ADR *	35,500	4,518,085
Seatrium Ltd. *	568,558	889,426
Sembcorp Industries Ltd.	641,303	2,895,563
Sheng Siong Group Ltd.	512,671	623,354
Singapore Exchange Ltd.	404,672	4,035,319
Singapore Post Ltd.	2,544,720	1,056,527
Singapore Technologies Engineering Ltd.	1,044,509	4,189,497
StarHub Ltd.	621,803	553,206
Suntec Real Estate Investment Trust	291,334	246,234
UOL Group Ltd.	575,717	2,304,917
		56,241,275

Spain 1.5%
Abengoa SA, B Shares *(b)	192,522,094	0
Almirall SA	81,918	856,207
Atresmedia Corp. de Medios de Comunicacion SA	40,583	209,132
Bankinter SA	407,080	3,951,874
Cellnex Telecom SA *	82,635	2,959,789
CIE Automotive SA	57,919	1,364,341
Construcciones y Auxiliar de Ferrocarriles SA	31,968	1,268,363
Corp. ACCIONA Energias Renovables SA	46,995	885,123
Ebro Foods SA	56,931	969,832
EDP Renovaveis SA	110,472	986,339
Elecnor SA	31,754	560,090
Ence Energia y Celulosa SA	226,195	788,064
Faes Farma SA	295,596	1,026,783
Fluidra SA	55,883	1,289,065
SECURITY	NUMBER OF SHARES	VALUE ($)
Gestamp Automocion SA	636,007	1,756,143
Grupo Catalana Occidente SA	29,934	1,243,698
Indra Sistemas SA	93,835	2,045,454
Inmobiliaria Colonial Socimi SA	184,430	1,098,097
International Consolidated Airlines Group SA	319,093	1,415,491
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	667,312	764,793
Logista Integral SA (a)	58,096	1,673,630
Mapfre SA	1,133,727	3,200,014
Melia Hotels International SA	30,036	229,439
Merlin Properties Socimi SA	267,790	2,910,343
Naturgy Energy Group SA	122,276	3,179,178
Obrascon Huarte Lain SA *(a)	390,443	196,452
Prosegur Cia de Seguridad SA	714,845	1,445,246
Sacyr SA	725,425	2,542,471
Unicaja Banco SA	982,382	1,708,245
Vidrala SA	15,251	1,570,244
Viscofan SA	39,301	2,489,169
		46,583,109

Sweden 3.7%
AAK AB	108,924	3,052,076
AcadeMedia AB	142,636	1,041,691
AddLife AB, B Shares	61,988	944,103
AddTech AB, B Shares	59,256	1,786,219
AFRY AB	130,927	2,312,392
Alleima AB	304,536	2,677,963
Ambea AB	45,862	474,636
Arjo AB, B Shares	273,950	999,838
Asmodee Group AB, Class B *	74,310	688,408
Attendo AB	128,818	749,981
Avanza Bank Holding AB	31,440	943,045
Axfood AB	100,456	2,134,495
Beijer Alma AB	9,548	176,461
Beijer Ref AB	86,461	1,292,674
Betsson AB, Class B *	131,103	1,982,830
BHG Group AB *	46,161	105,350
Bilia AB, A Shares	188,831	2,404,560
Billerud Aktiebolag	460,472	5,130,129
Bonava AB, B Shares *	436,235	412,865
Bravida Holding AB	278,721	2,392,538
Castellum AB *	197,163	2,203,026
Clas Ohlson AB, B Shares	56,982	1,285,600
Cloetta AB, B Shares	120,393	310,652
Coor Service Management Holding AB	60,923	191,819
Corem Property Group AB, B Shares	692,331	336,005
Dometic Group AB	466,152	2,221,095
Dustin Group AB *	370,081	133,966
Electrolux Professional AB, B Shares	130,488	915,292
Elekta AB, B Shares (a)	346,433	1,905,606
Embracer Group AB *	74,310	834,812
EQT AB	74,635	2,317,244
Evolution AB	31,565	2,419,912
Fabege AB	117,049	936,601
Fastighets AB Balder, B Shares *	179,815	1,277,035
Getinge AB, B Shares	201,534	3,998,728
Granges AB	164,798	2,095,456
Hexpol AB	253,990	2,484,276
Holmen AB, B Shares	87,665	3,457,570
Husqvarna AB, B Shares	141,847	726,736
Industrivarden AB, A Shares	21,315	806,130
Industrivarden AB, C Shares	19,962	754,402
Indutrade AB	97,658	2,781,885
Instalco AB	42,313	133,067
Intrum AB *(a)	125,709	346,853
Investment AB Latour, B Shares	36,537	991,101
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inwido AB	74,295	1,406,297
JM AB	138,147	1,947,037
Kinnevik AB, Class B *	74,201	600,584
KNOW IT AB	5,107	72,501
L E Lundbergforetagen AB, B Shares	11,964	597,359
Lagercrantz Group AB, B Shares	13,153	276,903
Lifco AB, B Shares	48,877	1,673,686
Lindab International AB	75,072	1,384,641
Loomis AB	113,964	4,403,524
MEKO AB	52,656	593,509
Munters Group AB	3,882	48,421
Mycronic AB	29,499	1,246,998
NCAB Group AB (a)	111,050	500,470
NCC AB, B Shares	218,283	3,965,048
New Wave Group AB, B Shares	83,846	855,245
Nibe Industrier AB, B Shares	778,250	2,917,232
Nolato AB, B Shares	179,715	1,023,705
Nordnet AB publ	1,836	41,560
Nyfosa AB *	3,801	35,195
Pandox AB	50,936	948,962
Peab AB, B Shares	590,436	4,446,791
Ratos AB, B Shares	566,574	1,996,053
Saab AB, B Shares	152,608	4,542,658
Sagax AB, B Shares	29,112	607,997
Samhallsbyggnadsbolaget i Norden AB (a)	2,536,065	968,822
Samhallsbyggnadsbolaget i Norden AB, D Shares (a)	158,964	93,734
Scandic Hotels Group AB	198,638	1,572,806
Sinch AB *	581,812	1,284,473
Stillfront Group AB *	780,397	483,791
Storskogen Group AB, B Shares	541,449	754,289
Sweco AB, B Shares	140,533	2,419,213
Swedish Orphan Biovitrum AB *	72,695	2,137,152
Thule Group AB	76,108	2,455,851
Wihlborgs Fastigheter AB	114,227	1,114,062
		116,983,692

Switzerland 3.1%
Accelleron Industries AG	29,089	1,380,539
Allreal Holding AG	10,262	1,958,566
ALSO Holding AG	10,949	3,379,658
Aryzta AG *	599,626	1,233,478
Autoneum Holding AG	1,641	238,625
Avolta AG *	79,260	3,587,674
Banque Cantonale Vaudoise	12,661	1,347,139
Belimo Holding AG	3,556	2,394,314
Bell Food Group AG	3,803	1,055,862
BKW AG	11,944	2,099,549
Bossard Holding AG, Class A	2,883	642,264
Bucher Industries AG	10,097	4,291,715
Burckhardt Compression Holding AG	306	211,970
Bystronic AG	3,054	1,029,001
Cembra Money Bank AG	22,276	2,386,229
Clariant AG *	245,996	2,725,110
Comet Holding AG	2,496	724,801
Daetwyler Holding AG	4,342	601,552
DKSH Holding AG	45,457	3,597,262
DocMorris AG *(a)	9,533	216,176
dormakaba Holding AG	2,940	2,124,555
DSM-Firmenich AG	47,910	5,132,122
Emmi AG	1,753	1,597,081
EMS-Chemie Holding AG	3,138	2,191,122
Flughafen Zurich AG	8,884	2,181,983
Forbo Holding AG	1,295	1,331,959
Galenica AG	40,409	3,614,305
Georg Fischer AG	46,448	3,580,447
SECURITY	NUMBER OF SHARES	VALUE ($)
Helvetia Holding AG	26,755	5,005,535
Huber & Suhner AG	18,847	1,629,333
Implenia AG	6,234	252,193
Inficon Holding AG	652	835,369
Interroll Holding AG	342	820,648
Kardex Holding AG	706	204,229
Komax Holding AG	743	102,443
Landis & Gyr Group AG *	22,045	1,233,885
Mobilezone Holding AG	3,741	50,668
Mobimo Holding AG	3,686	1,258,285
OC Oerlikon Corp. AG Pfaffikon	441,470	2,002,211
PSP Swiss Property AG	12,887	1,898,235
Schweiter Technologies AG	603	298,075
SFS Group AG	12,634	1,635,524
Siegfried Holding AG *	1,058	1,126,892
SIG Group AG *	146,341	2,903,302
Softwareone Holding AG *	98,171	665,898
St. Galler Kantonalbank AG	1,480	777,523
Stadler Rail AG	46,243	1,045,561
Straumann Holding AG	19,481	2,635,252
Sulzer AG	10,769	1,861,972
Swiss Prime Site AG	29,286	3,378,967
Tecan Group AG	4,908	1,062,380
Temenos AG	30,298	2,479,919
u-blox Holding AG	1,567	131,821
Valiant Holding AG	10,916	1,401,023
VAT Group AG	5,187	1,933,950
Vontobel Holding AG	28,379	2,085,373
Zehnder Group AG	3,608	215,140
		97,786,664

Thailand 0.0%
Thai Beverage PCL	933,346	356,371

United Kingdom 8.2%
4imprint Group PLC	14,527	951,166
AG Barr PLC	65,244	496,198
Airtel Africa PLC	2,056,970	3,693,386
Allfunds Group PLC	39,596	204,582
Ashmore Group PLC	532,476	995,643
ASOS PLC *	381,670	1,606,097
Assura PLC	1,370,808	720,109
Auto Trader Group PLC	211,877	2,069,183
Babcock International Group PLC	226,923	1,915,819
Beazley PLC	303,682	3,351,569
Big Yellow Group PLC	62,252	728,193
Bodycote PLC	257,842	2,081,081
Breedon Group PLC	278,791	1,537,553
British Land Co. PLC	608,430	2,761,040
Capita PLC *	950,314	156,274
Capricorn Energy PLC	20,361	67,811
Card Factory PLC	192,432	219,767
Carnival PLC *	23,326	501,362
Carnival PLC, ADR *	48,025	1,038,300
Chemring Group PLC	193,654	910,740
Clarkson PLC	16,868	940,902
Close Brothers Group PLC *	531,071	2,213,389
Coats Group PLC	1,515,802	1,666,226
Computacenter PLC	85,210	2,302,489
Conduit Holdings Ltd.	5,787	28,855
ConvaTec Group PLC	982,417	3,208,803
Cranswick PLC	66,070	4,072,248
Crest Nicholson Holdings PLC	689,904	1,366,453
CVS Group PLC	44,738	574,585
Deliveroo PLC *	140,365	240,721
Derwent London PLC	54,374	1,259,071
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Diploma PLC	33,056	1,871,345
DiscoverIE Group PLC	20,580	141,487
Diversified Energy Co. PLC	9,932	132,187
Domino's Pizza Group PLC	197,134	721,827
Dr. Martens PLC	1,399,709	1,157,044
Drax Group PLC	558,093	4,286,607
Dunelm Group PLC	98,653	1,209,271
easyJet PLC	528,988	3,366,342
Elementis PLC	636,290	1,209,788
Endava PLC, ADR *	22,971	549,466
Endeavour Mining PLC (c)	93,634	1,863,515
Endeavour Mining PLC (c)	29,868	580,672
EnQuest PLC *	2,294,944	343,872
Essentra PLC	710,215	1,042,715
FDM Group Holdings PLC	138,981	382,370
Ferrexpo PLC *	772,498	726,600
Fevertree Drinks PLC	53,071	448,725
Forterra PLC	117,183	224,572
Frasers Group PLC *	162,097	1,278,714
Fresnillo PLC	239,541	2,239,513
Future PLC	83,606	961,137
Games Workshop Group PLC	13,752	2,476,162
Gamma Communications PLC	40,623	675,186
Genuit Group PLC	238,185	1,073,679
Genus PLC	44,726	1,037,354
Georgia Capital PLC *	4,854	88,256
Grainger PLC	366,613	957,863
Greggs PLC	69,440	1,837,891
Halfords Group PLC	1,040,714	1,596,085
Halma PLC	130,923	4,615,845
Hammerson PLC	65,123	223,367
Hargreaves Lansdown PLC	200,329	2,786,036
Hikma Pharmaceuticals PLC	145,799	3,965,386
Hill & Smith PLC	55,055	1,325,446
Hilton Food Group PLC	160,920	1,732,421
Hiscox Ltd.	37,401	558,528
Hochschild Mining PLC *	241,184	556,961
Howden Joinery Group PLC	399,747	3,890,827
Hunting PLC	299,939	1,170,771
Ibstock PLC	560,444	1,155,908
IG Group Holdings PLC	307,095	3,681,179
IMI PLC	188,628	4,754,966
InterContinental Hotels Group PLC	29,898	3,737,499
Intermediate Capital Group PLC	130,942	3,762,459
Investec PLC	344,462	2,242,379
J D Wetherspoon PLC	105,273	787,373
JD Sports Fashion PLC	2,517,339	2,474,272
JET2 PLC	70,135	1,240,762
Johnson Service Group PLC	286,874	473,195
Jupiter Fund Management PLC	1,460,801	1,350,095
Just Group PLC	1,113,680	2,341,823
Keller Group PLC	160,587	2,632,683
Kier Group PLC	1,072,869	2,012,844
Lancashire Holdings Ltd.	98,458	766,155
Land Securities Group PLC	487,944	3,468,256
Lion Finance Group PLC	25,660	1,709,187
Liontrust Asset Management PLC	7,772	40,172
LondonMetric Property PLC	311,019	729,978
Marshalls PLC	310,468	957,768
Mears Group PLC	18,745	86,504
Mitchells & Butlers PLC *	402,732	1,120,690
Mitie Group PLC	1,354,968	1,985,909
Mobico Group PLC *	2,950,774	2,532,089
MONY Group PLC	509,698	1,254,050
Morgan Advanced Materials PLC	455,159	1,229,328
Morgan Sindall Group PLC	72,439	3,037,343
Ninety One PLC	386,321	682,469
Ocado Group PLC *	273,119	893,446
SECURITY	NUMBER OF SHARES	VALUE ($)
OSB Group PLC	480,382	2,685,635
Oxford Instruments PLC	27,410	661,274
Pagegroup PLC	532,553	2,139,098
Paragon Banking Group PLC	168,498	1,603,961
PayPoint PLC	5,200	41,839
Pennon Group PLC	480,713	2,534,952
Pets at Home Group PLC	680,193	2,014,405
Pinewood Technologies Group PLC	244,574	1,114,798
Polar Capital Holdings PLC	74,791	413,420
Premier Foods PLC	673,150	1,557,882
Primary Health Properties PLC	573,199	678,439
PZ Cussons PLC	670,208	666,675
QinetiQ Group PLC	435,547	2,216,708
Quilter PLC	1,532,490	2,925,325
Rathbones Group PLC	10,465	211,886
Reach PLC	275,807	295,190
Renew Holdings PLC	42,665	354,025
Renewi PLC	140,159	1,503,619
Renishaw PLC	19,417	706,573
Rightmove PLC	212,511	1,795,482
Rolls-Royce Holdings PLC *	838,714	7,857,132
Rotork PLC	592,842	2,440,978
RS Group PLC	343,551	2,638,750
RWS Holdings PLC	404,316	629,240
Safestore Holdings PLC	96,158	733,728
Savills PLC	193,126	2,529,014
Schroders PLC	897,869	4,171,734
Segro PLC	288,171	2,555,192
Senior PLC	492,272	1,001,668
Serco Group PLC	1,906,539	3,922,609
Serica Energy PLC	321,301	509,348
Softcat PLC	53,334	1,012,704
Spectris PLC	90,744	3,288,410
Spirax Group PLC	36,747	3,366,140
Spire Healthcare Group PLC	327,723	934,657
Spirent Communications PLC *	553,074	1,291,827
SSP Group PLC	855,526	1,794,673
St. James's Place PLC	393,654	5,244,180
SThree PLC	321,915	982,947
Synthomer PLC *	155,763	255,360
Tate & Lyle PLC	381,262	2,616,358
TBC Bank Group PLC	8,753	473,917
Telecom Plus PLC	64,550	1,373,600
THG PLC *(a)	1,300,503	543,987
TI Fluid Systems PLC	1,045,551	2,585,615
TORM PLC, Class A	25,578	456,209
Tritax Big Box REIT PLC	572,854	1,062,488
Tullow Oil PLC *(a)	3,513,006	670,145
UNITE Group PLC	86,350	908,419
Vanquis Banking Group PLC	174,289	116,312
Vesuvius PLC	574,617	2,962,850
Victrex PLC	118,643	1,380,357
Vistry Group PLC *	300,047	2,314,049
Watches of Switzerland Group PLC *	278,313	1,666,681
Weir Group PLC	165,877	5,075,393
WH Smith PLC	70,240	1,025,050
Whitbread PLC	87,793	2,955,960
Wickes Group PLC	184,492	368,897
Workspace Group PLC	28,102	152,862
Zigup PLC	590,341	2,311,748
		256,628,603

United States 0.2%
Coronado Global Resources, Inc.	4,909,999	1,709,838
Garrett Motion, Inc.	72,508	700,427
Kulicke & Soffa Industries, Inc.	45,822	1,753,608
Magnachip Semiconductor Corp. *(a)	139,164	631,805
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mercer International, Inc.	138,868	1,091,503
SolarEdge Technologies, Inc. *	74,433	1,227,400
		7,114,581
Total Common Stocks (Cost $2,835,698,320)		3,115,559,817

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	30,109	1,703,448
Jungheinrich AG	63,344	1,927,584
KSB SE & Co. KGaA	1,213	852,788
Sartorius AG	6,632	1,661,555
Sixt SE	20,107	1,248,404
STO SE & Co. KGaA	4,666	608,521
		8,002,300

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	47,783	1,145,455

Republic of Korea 0.0%
Daesang Corp. *	5,444	64,305
Daishin Securities Co. Ltd.	32,324	353,534
		417,839
Total Preferred Stocks (Cost $9,047,029)		9,565,594

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	32,253
Total Warrants (Cost $0)		32,253

SHORT-TERM INVESTMENTS 3.4% OF NET ASSETS

Money Market Funds 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)	3,862,844	3,862,844
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (d)(e)	101,483,098	101,483,098
		105,345,942
Total Short-Term Investments (Cost $105,345,942)		105,345,942
Total Investments in Securities (Cost $2,950,091,291)		3,230,503,606

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	137	16,642,760	441,717

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $94,580,255.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	24.8%
Consumer Discretionary	13.4%
Financials	11.8%
Materials	10.6%
Consumer Staples	7.8%
Information Technology	7.4%
Real Estate	7.0%
Communication Services	5.5%
Health Care	5.2%
Energy	3.1%
Utilities	2.9%
Short-Term Investments	3.4%
Total	102.9%

(a)	Excludes derivatives.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,769,860,253	$—	$—	$2,769,860,253
Australia	145,816,750	—	1,994,467	147,811,217
Hong Kong	76,266,366	—	0 *	76,266,366
Luxembourg	18,797,597	—	0 *	18,797,597
Singapore	54,286,218	—	1,955,057	56,241,275
Spain	46,583,109	—	0 *	46,583,109
Preferred Stocks[1]	9,565,594	—	—	9,565,594
Warrants
Italy	—	—	32,253	32,253
Short-Term Investments[1]	105,345,942	—	—	105,345,942
Futures Contracts[2]	441,717	—	—	441,717
Total	$3,226,963,546	$—	$3,981,777	$3,230,945,323

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,950,091,291) including securities on loan of $94,580,255		$3,230,503,606
Foreign currency, at value (cost $2,277,489)		2,275,550
Deposit with broker for futures contracts		490,134
Receivables:
Dividends		7,943,504
Foreign tax reclaims		1,754,059
Investments sold		391,673
Income from securities on loan		115,129
Variation margin on future contracts	+	27,839
Total assets		3,243,501,494

Liabilities
Collateral held for securities on loan		101,483,098
Payables:
Management fees		931,001
Investments bought	+	155,715
Total liabilities		102,569,814
Net assets		$3,140,931,680

Net Assets by Source
Capital received from investors		$3,157,748,596
Total distributable loss	+	(16,816,916)
Net assets		$3,140,931,680

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,140,931,680		88,000,000		$35.69

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $11,499,849)		$98,130,871
Other Interest		43,107
Interest received from securities - unaffiliated issuers		4,003
Securities on loan, net	+	2,249,622
Total investment income		100,427,603

Expenses
Management fees		12,715,310
Professional fees	+	14,741 [1]
Total expenses		12,730,051
Expense reduction	–	14,741 [1]
Net expenses	–	12,715,310
Net investment income		87,712,293

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		31,097,542
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		87,314,076
Net realized losses on futures contracts		(795,038)
Net realized losses on foreign currency transactions	+	(1,992,551)
Net realized gains		115,624,029
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		27,611,197
Net change in unrealized appreciation (depreciation) on futures contracts		110,901
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	242,621
Net change in unrealized appreciation (depreciation)	+	27,964,719
Net realized and unrealized gains		143,588,748
Increase in net assets resulting from operations		$231,301,041

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$87,712,293	$76,097,972
Net realized gains (losses)		115,624,029	(25,819,457)
Net change in unrealized appreciation (depreciation)	+	27,964,719	191,426,926
Increase in net assets resulting from operations		$231,301,041	$241,705,441

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($109,577,490 )	($89,978,610 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,900,000	$136,340,946	8,900,000	$291,994,920
Shares redeemed	+	(9,200,000)	(323,609,809)	(2,700,000)	(86,913,462)
Net transactions in fund shares		(5,300,000)	($187,268,863 )	6,200,000	$205,081,458

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		93,300,000	$3,206,476,992	87,100,000	$2,849,668,703
Total increase (decrease)	+	(5,300,000)	(65,545,312)	6,200,000	356,808,289
End of period		88,000,000	$3,140,931,680	93,300,000	$3,206,476,992
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$27.25	$25.28	$29.25	$29.64	$25.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.30	1.20	1.55	1.36	0.79
Net realized and unrealized gains (losses)	3.14	2.06	(4.14)	(0.41)	4.02
Total from investment operations	4.44	3.26	(2.59)	0.95	4.81
Less distributions:
Distributions from net investment income	(1.40)	(1.29)	(1.39)	(1.34)	(0.71)
Other capital[1,2]	—	—	0.01	—	—
Net asset value at end of period	$30.29	$27.25	$25.28	$29.25	$29.64
Total return	16.43%	13.17%	(8.72%)	2.97%	19.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%[3]	0.39%	0.39%
Net investment income (loss)	4.37%	4.55%	5.97%	4.29%	3.11%
Portfolio turnover rate[4]	20%	16%	28%	20%	25%
Net assets, end of period (x 1,000,000)	$6,422	$5,458	$4,529	$4,826	$3,806

[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 8 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Brazil 6.3%
Ambev SA	6,907,626	14,383,776
B3 SA - Brasil Bolsa Balcao	4,475,798	7,931,891
Banco Bradesco SA	3,227,756	5,698,143
Banco do Brasil SA	5,808,165	27,029,221
Banco Santander Brasil SA	1,264,937	5,429,627
Centrais Eletricas Brasileiras SA	1,243,008	8,095,385
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	458,007	7,412,713
Cia Energetica de Minas Gerais	574,924	1,512,623
Cia Paranaense de Energia - Copel	1,397,753	2,122,174
Cia Siderurgica Nacional SA	3,203,042	4,650,237
Equatorial Energia SA	1,146,333	5,871,819
Itau Unibanco Holding SA	678,759	3,303,290
JBS SA	5,078,513	26,818,287
Klabin SA	1,658,083	5,585,806
Marfrig Global Foods SA	2,701,721	6,274,935
Natura & Co. Holding SA	559,513	1,232,769
Petroleo Brasileiro SA	15,463,565	102,897,199
Suzano SA	1,242,892	11,925,918
Telefonica Brasil SA	1,113,790	9,174,509
Ultrapar Participacoes SA	2,866,136	8,121,980
Vale SA	12,936,888	121,576,105
Vibra Energia SA	5,776,321	16,752,660
		403,801,067

Chile 0.6%
Banco de Chile	56,961,754	7,407,188
Cencosud SA	4,932,771	13,056,007
Empresas CMPC SA	3,832,673	6,515,594
Empresas Copec SA	1,759,413	12,461,071
		39,439,860

China 38.7%
Agile Group Holdings Ltd. *(a)	78,924,805	6,901,417
Agricultural Bank of China Ltd., A Shares	11,405,000	8,022,934
Agricultural Bank of China Ltd., H Shares	68,298,621	40,663,874
Alibaba Group Holding Ltd.	16,374,552	268,469,797
Aluminum Corp. of China Ltd., A Shares	2,604,200	2,553,295
Aluminum Corp. of China Ltd., H Shares	9,024,485	5,256,982
Anhui Conch Cement Co. Ltd., A Shares	1,547,300	4,935,201
Anhui Conch Cement Co. Ltd., H Shares	5,303,804	14,493,131
ANTA Sports Products Ltd.	762,113	8,555,580
BAIC Motor Corp. Ltd., H Shares	47,129,701	14,484,663
Baidu, Inc., A Shares *	2,462,609	26,442,211
Bank of Beijing Co. Ltd., A Shares	6,372,300	5,103,048
Bank of China Ltd., A Shares	6,344,600	4,698,060
Bank of China Ltd., H Shares	193,027,928	109,464,819
Bank of Communications Co. Ltd., A Shares	8,774,000	8,674,680
Bank of Communications Co. Ltd., H Shares	19,917,449	16,904,155
BOE Technology Group Co. Ltd., A Shares	9,196,900	5,435,498
BYD Co. Ltd., A Shares	59,900	2,971,940
SECURITY	NUMBER OF SHARES	VALUE ($)
BYD Co. Ltd., H Shares	382,406	18,273,268
China CITIC Bank Corp. Ltd., A Shares	1,833,500	1,734,805
China CITIC Bank Corp. Ltd., H Shares	27,391,568	20,147,852
China Coal Energy Co. Ltd., A Shares	1,193,597	1,656,376
China Coal Energy Co. Ltd., H Shares	4,986,702	5,149,260
China Communications Services Corp. Ltd., H Shares	14,144,025	8,675,754
China Construction Bank Corp., A Shares	3,437,100	4,010,904
China Construction Bank Corp., H Shares	283,839,210	240,532,424
China Everbright Bank Co. Ltd., A Shares	13,808,700	7,119,692
China Everbright Bank Co. Ltd., H Shares	23,959,452	9,674,362
China Gas Holdings Ltd.	2,715,345	2,356,919
China Hongqiao Group Ltd.	9,249,839	14,749,309
China Life Insurance Co. Ltd., A Shares	53,600	285,987
China Life Insurance Co. Ltd., H Shares	4,640,459	8,915,123
China Mengniu Dairy Co. Ltd.	5,526,749	12,607,796
China Merchants Bank Co. Ltd., A Shares	3,446,500	19,873,066
China Merchants Bank Co. Ltd., H Shares	6,802,985	39,804,001
China Minsheng Banking Corp. Ltd., A Shares	20,986,300	11,856,423
China Minsheng Banking Corp. Ltd., H Shares	36,245,389	17,245,282
China National Building Material Co. Ltd., H Shares (a)	68,820,151	34,337,065
China Pacific Insurance Group Co. Ltd., A Shares	719,200	3,044,436
China Pacific Insurance Group Co. Ltd., H Shares	3,974,065	11,753,809
China Petroleum & Chemical Corp., A Shares	10,531,800	8,347,396
China Petroleum & Chemical Corp., H Shares	136,120,113	72,291,656
China Railway Group Ltd., A Shares	6,546,600	5,305,470
China Railway Group Ltd., H Shares	17,464,229	8,601,298
China Resources Building Materials Technology Holdings Ltd.	6,284,997	1,228,470
China Resources Gas Group Ltd.	1,797,919	6,057,414
China Resources Land Ltd.	7,713,954	25,790,883
China Shenhua Energy Co. Ltd., A Shares	733,200	3,564,177
China Shenhua Energy Co. Ltd., H Shares	5,763,228	21,973,858
China State Construction Engineering Corp. Ltd., A Shares	15,747,300	11,833,337
China Tower Corp. Ltd., H Shares	11,284,414	16,020,052
China United Network Communications Ltd., A Shares	10,984,600	9,414,231
China Vanke Co. Ltd., A Shares *	7,690,200	8,172,594
China Vanke Co. Ltd., H Shares *(a)	15,486,155	13,143,268
China Yongda Automobiles Services Holdings Ltd.	33,585,625	11,704,114
CITIC Securities Co. Ltd., A Shares	928,500	3,479,703
CITIC Securities Co. Ltd., H Shares	1,094,187	3,137,706
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,241,600	6,054,205
COSCO SHIPPING Holdings Co. Ltd., H Shares	9,914,718	14,560,031
CRRC Corp. Ltd., A Shares	3,192,800	3,274,869
CRRC Corp. Ltd., H Shares	7,854,763	5,211,930
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dongfeng Motor Group Co. Ltd., H Shares	4,103,884	2,300,898
ENN Energy Holdings Ltd.	1,716,997	11,415,000
GCL Technology Holdings Ltd. *(a)	9,580,977	1,527,732
Geely Automobile Holdings Ltd.	13,215,984	29,808,829
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	49,396,418	9,083,377
Haier Smart Home Co. Ltd., A Shares	859,900	3,095,265
Haier Smart Home Co. Ltd., H Shares	3,659,361	11,646,523
Hengan International Group Co. Ltd.	537,677	1,503,822
Huaneng Power International, Inc., A Shares	213,700	196,922
Huaneng Power International, Inc., H Shares	2,594,678	1,451,405
Industrial & Commercial Bank of China Ltd., A Shares	10,384,600	9,782,888
Industrial & Commercial Bank of China Ltd., H Shares	193,809,033	137,073,193
Industrial Bank Co. Ltd., A Shares	6,153,100	17,507,844
JD.com, Inc., A Shares	1,166,621	24,093,015
JD.com, Inc., ADR	2,129,975	89,245,953
Jiangxi Copper Co. Ltd., A Shares	838,900	2,383,529
Jiangxi Copper Co. Ltd., H Shares	6,227,150	9,785,350
KE Holdings, Inc., ADR	310,135	6,906,706
Kingboard Holdings Ltd.	1,307,712	3,691,156
Kunlun Energy Co. Ltd.	16,047,969	15,972,646
Kweichow Moutai Co. Ltd., A Shares	30,600	6,297,410
Li Ning Co. Ltd.	2,683,271	5,893,431
Longfor Group Holdings Ltd.	12,767,865	17,502,146
Lufax Holding Ltd., ADR	3,490,800	10,123,320
Meituan, B Shares *	1,070,861	22,308,170
Midea Group Co. Ltd., A Shares	724,600	7,258,371
NetEase, Inc.	1,153,270	22,957,140
PDD Holdings, Inc., ADR *	72,330	8,223,198
People's Insurance Co. Group of China Ltd., A Shares	963,700	872,181
People's Insurance Co. Group of China Ltd., H Shares	14,721,521	7,250,489
PetroChina Co. Ltd., A Shares	5,301,700	5,714,237
PetroChina Co. Ltd., H Shares	71,065,227	52,911,678
PICC Property & Casualty Co. Ltd., H Shares	16,144,065	26,406,803
Ping An Bank Co. Ltd., A Shares	5,211,700	8,240,040
Ping An Insurance Group Co. of China Ltd., A Shares	3,945,200	27,255,100
Ping An Insurance Group Co. of China Ltd., H Shares	17,264,473	102,012,799
Postal Savings Bank of China Co. Ltd., A Shares	2,897,300	2,113,614
Postal Savings Bank of China Co. Ltd., H Shares	21,707,338	13,761,612
Seazen Group Ltd. *(a)	35,089,970	9,520,972
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	408,200	1,074,719
Shanghai Pudong Development Bank Co. Ltd., A Shares	9,922,800	13,838,078
Shenzhou International Group Holdings Ltd.	766,974	5,602,022
Sinopharm Group Co. Ltd., H Shares	7,392,536	18,613,239
Sunac China Holdings Ltd. *(a)	35,219,587	10,235,487
Sunny Optical Technology Group Co. Ltd.	1,124,066	12,524,956
Tencent Holdings Ltd.	3,468,795	213,484,895
Tingyi Cayman Islands Holding Corp.	1,208,911	1,759,773
Vipshop Holdings Ltd., ADR	1,447,359	22,752,483
Weichai Power Co. Ltd., A Shares	1,623,900	3,493,838
Weichai Power Co. Ltd., H Shares	4,169,762	8,193,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Xiaomi Corp., B Shares *	13,344,625	88,975,607
Yankuang Energy Group Co. Ltd., A Shares	685,755	1,247,845
Yankuang Energy Group Co. Ltd., H Shares	6,658,182	6,935,160
Zhongsheng Group Holdings Ltd.	5,008,904	8,167,286
Zijin Mining Group Co. Ltd., A Shares	1,605,100	3,378,556
Zijin Mining Group Co. Ltd., H Shares	4,213,897	7,878,874
ZTO Express Cayman, Inc., ADR	240,962	4,672,253
		2,484,924,836

Colombia 0.2%
Bancolombia SA	387,586	4,289,382
Ecopetrol SA	4,096,000	2,043,325
Ecopetrol SA, ADR (a)	631,000	6,234,280
		12,566,987

Czech Republic 0.2%
CEZ AS	237,187	10,062,926

Greece 0.3%
Alpha Services & Holdings SA	4,508,829	9,132,187
Eurobank Ergasias Services & Holdings SA, A Shares	818,058	2,129,504
National Bank of Greece SA	848,333	7,873,348
		19,135,039

Hong Kong 2.4%
Beijing Enterprises Holdings Ltd.	480,700	1,656,627
BOC Hong Kong Holdings Ltd.	3,803,392	13,376,554
China Everbright Environment Group Ltd.	16,551,484	7,002,428
China Jinmao Holdings Group Ltd.	63,735,123	9,097,407
China Overseas Land & Investment Ltd.	18,159,387	33,626,332
China Resources Power Holdings Co. Ltd.	3,982,289	9,197,185
China Taiping Insurance Holdings Co. Ltd.	1,759,811	2,588,856
CITIC Ltd.	32,524,196	37,223,088
CSPC Pharmaceutical Group Ltd.	11,722,861	7,100,196
Fosun International Ltd.	13,879,295	7,853,006
Lenovo Group Ltd.	13,695,494	20,393,985
Nine Dragons Paper Holdings Ltd. *	3,381,565	1,426,289
Orient Overseas International Ltd.	410,818	5,499,409
Sino Biopharmaceutical Ltd.	3,100,868	1,283,970
		157,325,332

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	2,632,069	19,707,702
OTP Bank Nyrt	232,800	14,398,712
		34,106,414

India 9.3%
Axis Bank Ltd.	1,387,600	16,104,192
Bharat Petroleum Corp. Ltd.	6,179,760	16,758,791
Bharti Airtel Ltd.	1,077,918	19,342,564
Bharti Airtel Ltd. - Partly Paid Shares	33,746	430,311
Coal India Ltd.	2,121,105	8,953,104
GAIL India Ltd.	4,553,984	8,120,837
Grasim Industries Ltd.	391,775	10,327,418
HCL Technologies Ltd.	748,034	13,464,462
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Bank Ltd.	1,841,211	36,452,311
Hero MotoCorp Ltd.	49,743	2,092,584
Hindalco Industries Ltd.	2,642,035	19,153,178
Hindustan Petroleum Corp. Ltd.	3,742,319	12,562,961
Hindustan Unilever Ltd.	298,335	7,467,431
ICICI Bank Ltd.	1,785,809	24,573,720
Indian Oil Corp. Ltd.	11,858,692	15,380,403
IndusInd Bank Ltd.	403,152	4,561,642
Infosys Ltd.	2,380,464	45,912,422
ITC Hotels Ltd.	339,144	634,889
ITC Ltd.	3,391,443	15,309,287
JSW Steel Ltd.	1,004,416	10,912,656
Kotak Mahindra Bank Ltd.	372,250	8,095,346
Larsen & Toubro Ltd.	480,950	17,389,582
Mahindra & Mahindra Ltd.	503,076	14,862,240
Maruti Suzuki India Ltd.	78,940	10,776,743
NTPC Ltd.	4,804,149	17,099,292
Oil & Natural Gas Corp. Ltd.	9,337,337	24,035,943
Petronet LNG Ltd.	592,779	1,919,167
Power Finance Corp. Ltd.	2,045,037	8,514,001
Power Grid Corp. of India Ltd.	3,287,824	9,425,318
Rajesh Exports Ltd. *	3,271,814	5,953,325
REC Ltd.	483,024	1,988,870
Reliance Industries Ltd.	4,378,760	60,053,996
State Bank of India	1,849,327	14,557,278
Steel Authority of India Ltd.	1,531,690	1,838,299
Sun Pharmaceutical Industries Ltd.	359,430	6,544,426
Tata Consultancy Services Ltd.	592,719	23,594,285
Tata Motors Ltd.	1,636,095	11,604,558
Tata Steel Ltd.	17,115,683	26,836,241
Tech Mahindra Ltd.	561,067	9,539,974
UltraTech Cement Ltd.	57,175	6,617,935
UPL Ltd.	1,070,706	7,744,849
Vedanta Ltd.	2,776,325	12,524,655
Wipro Ltd.	2,452,004	7,780,226
		597,811,712

Indonesia 1.1%
Alamtri Resources Indonesia Tbk. PT	39,119,426	4,884,030
Astra International Tbk. PT	50,642,001	13,836,445
Bank Central Asia Tbk. PT	18,467,359	9,384,047
Bank Mandiri Persero Tbk. PT	31,064,850	8,618,716
Bank Rakyat Indonesia Persero Tbk. PT	62,189,389	12,602,916
Telkom Indonesia Persero Tbk. PT, Class B	110,056,639	15,599,101
United Tractors Tbk. PT	5,453,512	7,351,387
		72,276,642

Kuwait 0.6%
Kuwait Finance House KSCP	3,801,071	9,859,644
Mobile Telecommunications Co. KSCP	5,839,412	9,284,816
National Bank of Kuwait SAKP	5,752,359	19,186,949
		38,331,409

Malaysia 0.9%
Axiata Group Bhd.	3,960,372	1,854,830
CIMB Group Holdings Bhd.	5,942,224	10,399,724
Genting Bhd.	1,623,300	1,196,786
Malayan Banking Bhd.	6,801,258	16,338,260
Petronas Chemicals Group Bhd.	1,373,900	1,145,301
Public Bank Bhd.	10,486,500	10,645,119
Sime Darby Bhd.	3,900,400	1,914,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaga Nasional Bhd.	5,749,100	17,521,067
		61,015,233

Mexico 3.0%
Alfa SAB de CV, A Shares	22,082,816	18,920,906
America Movil SAB de CV, Series B	48,343,041	34,403,752
Cemex SAB de CV, Series CPO	33,969,515	20,898,462
Fibra Uno Administracion SA de CV	3,934,090	4,271,456
Fomento Economico Mexicano SAB de CV	2,620,218	24,631,670
Grupo Bimbo SAB de CV, Series A	2,012,175	5,403,503
Grupo Financiero Banorte SAB de CV, O Shares	3,309,802	23,351,359
Grupo Mexico SAB de CV, Series B	4,845,433	22,806,897
Grupo Televisa SAB, Series CPO	24,467,620	9,534,619
Nemak SAB de CV *	37,800,119	4,971,398
Ollamani SAB *	346,636	646,349
Orbia Advance Corp. SAB de CV	7,782,267	5,413,224
Wal-Mart de Mexico SAB de CV	6,039,193	15,997,044
		191,250,639

Qatar 0.8%
Industries Qatar QSC	1,585,261	5,760,232
Ooredoo QPSC	2,558,064	8,739,993
Qatar Fuel QSC	2,317,197	9,145,323
Qatar Islamic Bank QPSC	1,351,984	7,734,641
Qatar National Bank QPSC	5,129,506	23,386,377
		54,766,566

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.2%
Al Rajhi Bank	554,768	14,763,045
Riyad Bank	950,857	7,479,477
SABIC Agri-Nutrients Co.	39,091	1,129,900
Saudi Arabian Mining Co. *	99,040	1,205,551
Saudi Arabian Oil Co.	4,152,874	30,009,035
Saudi Awwal Bank	160,510	1,515,093
Saudi Basic Industries Corp.	1,896,886	31,359,340
Saudi Electricity Co.	2,226,312	9,878,098
Saudi National Bank	1,356,717	12,661,679
Saudi Telecom Co.	2,382,294	28,744,048
		138,745,266

South Africa 4.0%
Absa Group Ltd.	1,884,091	19,064,597
Anglo American Platinum Ltd.	219,744	6,659,347
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bid Corp. Ltd.	441,400	10,703,876
Bidvest Group Ltd.	509,444	6,735,989
Exxaro Resources Ltd.	694,791	5,832,915
FirstRand Ltd.	6,098,405	23,218,103
Gold Fields Ltd. (a)	821,718	14,432,770
Impala Platinum Holdings Ltd. *	3,544,161	16,817,709
MTN Group Ltd.	6,138,859	39,075,833
Naspers Ltd., N Shares	45,130	10,773,538
Nedbank Group Ltd.	976,789	14,716,130
Old Mutual Ltd.	11,556,687	7,877,650
Sanlam Ltd.	2,077,106	9,651,595
Sappi Ltd.	2,886,783	6,355,663
Sasol Ltd.	2,021,672	8,818,180
Shoprite Holdings Ltd.	746,367	11,051,737
Sibanye Stillwater Ltd. *(a)	18,676,015	14,158,476
Standard Bank Group Ltd.	2,094,339	24,579,517
Vodacom Group Ltd.	1,422,721	8,958,795
		259,482,420

Taiwan 19.3%
Acer, Inc.	6,646,470	7,930,188
ASE Technology Holding Co. Ltd.	7,055,000	36,766,629
Asia Cement Corp.	4,906,000	6,249,777
Asustek Computer, Inc.	1,398,100	29,059,176
AUO Corp. *	33,349,496	15,499,575
Catcher Technology Co. Ltd.	1,429,000	8,993,173
Cathay Financial Holding Co. Ltd.	9,836,994	20,505,917
Chailease Holding Co. Ltd.	1,529,514	5,873,334
China Steel Corp.	31,404,088	23,304,824
Chunghwa Telecom Co. Ltd.	4,961,764	19,355,605
Compal Electronics, Inc.	19,841,000	23,461,510
CTBC Financial Holding Co. Ltd.	15,298,809	18,999,664
Delta Electronics, Inc.	1,448,696	17,748,596
E.Sun Financial Holding Co. Ltd.	7,915,792	7,032,239
Evergreen Marine Corp. Taiwan Ltd.	6,925,000	45,586,286
Far Eastern New Century Corp.	8,418,061	8,260,924
Far EasTone Telecommunications Co. Ltd.	1,819,000	4,983,714
First Financial Holding Co. Ltd.	8,543,959	7,199,709
Formosa Chemicals & Fibre Corp.	10,949,882	9,911,207
Formosa Petrochemical Corp.	3,502,704	4,131,189
Formosa Plastics Corp.	10,583,476	12,514,708
Fubon Financial Holding Co. Ltd.	9,749,926	27,426,078
Hon Hai Precision Industry Co. Ltd.	34,641,928	183,701,195
Innolux Corp.	41,218,444	18,717,099
Inventec Corp.	5,951,646	8,434,333
KGI Financial Holding Co. Ltd.	19,114,000	10,631,025
Largan Precision Co. Ltd.	109,200	8,985,600
Lite-On Technology Corp., ADR	2,908,229	9,483,596
MediaTek, Inc.	1,220,046	56,331,267
Mega Financial Holding Co. Ltd.	7,694,788	9,298,235
Micro-Star International Co. Ltd.	1,372,000	7,735,467
Nan Ya Plastics Corp.	12,904,588	13,273,290
Novatek Microelectronics Corp.	715,000	11,875,810
Pegatron Corp.	8,441,234	24,439,382
Pou Chen Corp.	9,134,000	10,689,390
Powertech Technology, Inc.	1,719,000	6,705,737
President Chain Store Corp.	200,000	1,600,000
Quanta Computer, Inc.	2,597,058	19,826,683
Realtek Semiconductor Corp.	98,000	1,642,667
Shin Kong Financial Holding Co. Ltd. *	5,220,945	1,980,976
Synnex Technology International Corp.	4,106,178	8,822,417
Taiwan Cooperative Financial Holding Co. Ltd.	2,161,994	1,617,583
Taiwan Mobile Co. Ltd.	2,409,530	8,408,112
Taiwan Semiconductor Manufacturing Co. Ltd.	9,548,352	302,637,290
SECURITY	NUMBER OF SHARES	VALUE ($)
TCC Group Holdings Co. Ltd.	11,605,760	12,414,847
Unimicron Technology Corp.	216,000	776,777
Uni-President Enterprises Corp.	7,489,796	18,603,227
United Microelectronics Corp.	17,091,931	22,763,196
Walsin Lihwa Corp.	1,948,925	1,654,173
Wan Hai Lines Ltd.	3,983,000	10,196,480
Wistron Corp.	5,069,934	17,305,375
WPG Holdings Ltd.	5,533,880	11,974,262
Yageo Corp.	487,188	8,403,761
Yang Ming Marine Transport Corp.	12,020,000	26,705,006
Yuanta Financial Holding Co. Ltd.	10,773,396	12,033,370
Zhen Ding Technology Holding Ltd.	1,841,000	6,592,533
		1,237,054,183

Thailand 2.6%
Advanced Info Service PCL NVDR	1,226,500	9,906,036
Bangkok Bank PCL NVDR	2,798,900	12,408,614
Bangkok Dusit Medical Services PCL NVDR	2,039,500	1,444,316
Banpu PCL NVDR	46,129,800	5,588,627
Charoen Pokphand Foods PCL NVDR	16,518,900	11,794,898
CP ALL PCL NVDR	5,688,100	8,988,438
Kasikornbank PCL NVDR	4,723,900	20,942,888
Krung Thai Bank PCL NVDR	3,023,400	1,990,680
PTT Exploration & Production PCL NVDR	2,518,100	8,031,982
PTT Global Chemical PCL NVDR *	12,747,000	5,931,006
PTT PCL NVDR	57,757,000	53,240,047
SCB X PCL NVDR	4,799,100	17,133,373
Siam Cement PCL NVDR	2,556,900	9,539,974
Thai Oil PCL NVDR	4,882,787	3,257,811
		170,198,690

Turkey 1.5%
Akbank TAS	7,893,844	14,545,984
BIM Birlesik Magazalar AS	604,011	8,368,254
Eregli Demir ve Celik Fabrikalari TAS	16,259,557	9,936,705
Haci Omer Sabanci Holding AS	4,051,094	10,737,104
KOC Holding AS	2,017,762	8,419,657
Turk Hava Yollari AO *	1,250,851	10,557,186
Turkcell Iletisim Hizmetleri AS	2,969,951	8,188,762
Turkiye Is Bankasi AS, Class C	22,199,441	9,220,769
Turkiye Petrol Rafinerileri AS	2,021,244	7,139,174
Yapi ve Kredi Bankasi AS	9,255,432	7,450,468
		94,564,063

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	886,998	2,762,888
Dubai Islamic Bank PJSC	917,576	1,931,239
Emaar Properties PJSC	5,530,673	20,404,775
Emirates NBD Bank PJSC	1,414,339	8,510,603
Emirates Telecommunications Group Co. PJSC	1,059,106	4,810,055
First Abu Dhabi Bank PJSC	3,116,059	12,081,760
		50,501,320

United Kingdom 0.1%
Anglogold Ashanti PLC	158,124	4,481,109

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 0.4%
Yum China Holdings, Inc. (d)	373,502	18,454,734
Yum China Holdings, Inc. (d)	92,741	4,584,278
		23,039,012
Total Common Stocks (Cost $4,924,418,432)		6,154,880,725

PREFERRED STOCKS 3.8% OF NET ASSETS

Brazil 3.5%
Banco Bradesco SA	11,013,366	21,094,016
Centrais Eletricas Brasileiras SA, B Shares	251,567	1,799,143
Cia Energetica de Minas Gerais	3,731,989	7,077,965
Cia Paranaense de Energia - Copel, B Shares	3,017,288	5,074,658
Gerdau SA	6,216,549	17,648,071
Itau Unibanco Holding SA	6,896,438	37,534,673
Metalurgica Gerdau SA	6,280,333	9,813,522
Petroleo Brasileiro SA	19,582,703	119,895,462
Raizen SA	12,574,594	3,535,500
		223,473,010

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	227,273	8,735,700

Colombia 0.2%
Bancolombia SA	1,126,839	11,706,568

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $222,403,170)		243,915,278

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)	28,064,415	28,064,415
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (e)(f)	87,082,506	87,082,506
		115,146,921
Total Short-Term Investments (Cost $115,146,921)		115,146,921
Total Investments in Securities (Cost $5,261,968,523)		6,513,942,924

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/21/25	414	22,697,550	51,563

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $79,084,724.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	Security is traded on separate exchanges for the same issuer.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	28.0%
Information Technology	17.3%
Energy	11.2%
Consumer Discretionary	10.8%
Materials	10.0%
Communication Services	8.2%
Industrials	4.9%
Consumer Staples	3.5%
Real Estate	2.7%
Utilities	2.5%
Other (b)	0.5%
Short-Term Investments	1.8%
Total	101.4%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,154,880,725	$—	$—	$6,154,880,725
Russia	—	—	0 *	0
Preferred Stocks[1]	243,915,278	—	—	243,915,278
Russia	—	—	0 *	0
Short-Term Investments[1]	115,146,921	—	—	115,146,921
Futures Contracts[2]	51,563	—	—	51,563
Total	$6,513,994,487	$—	$0	$6,513,994,487

*	Level 3 amount shown includes securities determined to have no value at February 28, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $5,261,968,523) including securities on loan of $79,084,724		$6,513,942,924
Foreign currency, at value (cost $7,494,437)		7,482,213
Deposit with broker for futures contracts		1,319,392
Receivables:
Dividends		12,358,715
Income from securities on loan	+	215,877
Total assets		6,535,319,121

Liabilities
Collateral held for securities on loan		87,082,506
Payables:
Foreign capital gains tax		23,812,066
Management fees		1,932,225
Variation margin on futures contracts	+	320,850
Total liabilities		113,147,647
Net assets		$6,422,171,474

Net Assets by Source
Capital received from investors		$5,965,344,719
Total distributable earnings	+	456,826,755
Net assets		$6,422,171,474

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,422,171,474		212,000,000		$30.29

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $30,892,561)		$288,682,155
Other Interest		124,614
Securities on loan, net	+	2,099,939
Total investment income		290,906,708

Expenses
Management fees		23,968,881
Total expenses	–	23,968,881
Net investment income		266,937,827

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $17,285,520)		73,357,199
Net realized gains on futures contracts		952,198
Net realized losses on foreign currency transactions	+	(3,335,883)
Net realized gains		70,973,514
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $11,607,443)		564,483,098
Net change in unrealized appreciation (depreciation) on futures contracts		(162,296)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	268,487
Net change in unrealized appreciation (depreciation)	+	564,589,289
Net realized and unrealized gains		635,562,803
Increase in net assets resulting from operations		$902,500,630
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$266,937,827	$227,284,683
Net realized gains		70,973,514	5,390,143
Net change in unrealized appreciation (depreciation)	+	564,589,289	390,105,982
Increase in net assets resulting from operations		$902,500,630	$622,780,808

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($288,706,850 )	($245,342,700 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,700,000	$350,045,130	24,300,000	$635,220,521
Shares redeemed	+	—	—	(3,200,000)	(83,731,930)
Net transactions in fund shares		11,700,000	$350,045,130	21,100,000	$551,488,591

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		200,300,000	$5,458,332,564	179,200,000	$4,529,405,865
Total increase	+	11,700,000	963,838,910	21,100,000	928,926,699
End of period		212,000,000	$6,422,171,474	200,300,000	$5,458,332,564
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Fundamental U.S. Broad Market ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company ETF	Schwab International Equity ETF
Schwab Fundamental International Equity ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Equity ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Equity ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab Mortgage-Backed Securities ETF
Schwab Ultra-Short Income ETF	Schwab High Yield Bond ETF
Schwab Core Bond ETF
Effective June 21, 2024, the following name changes occurred: Schwab Fundamental U.S. Broad Market Index ETF changed to Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company Index ETF changed to Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company Index ETF changed to Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Large Company Index ETF changed to Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Company Index ETF changed to Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Large Company Index ETF changed to Schwab Fundamental Emerging Markets Equity ETF.
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Large Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets ( i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.

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Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 28, 2025 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

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Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as a receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 28, 2025, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations, if any. Foreign taxes accrued as of February 28, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities, if any.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and each fund.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended February 28, 2025, the professional fees incurred by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF and paid by the investment adviser were $61,490 and $14,741, respectively, as shown as Professional fees in each fund’s Statement of Operations.

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Schwab Fundamental Index ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
During the period ended February 28, 2025, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2025, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF to the investment adviser were $119,248 and $36,245, respectively. Schwab Fundamental Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended February 28, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market ETF	$32,604,765	$18,655,126	($333,546 )
Schwab Fundamental U.S. Large Company ETF	671,853,998	435,356,153	(31,336,906)
Schwab Fundamental U.S. Small Company ETF	598,566,861	279,851,784	(27,907,940)
Schwab Fundamental International Equity ETF	398,525,777	434,932,661	17,394,025
Schwab Fundamental International Small Equity ETF	329,623,740	140,643,640	27,258,549
Schwab Fundamental Emerging Markets Equity ETF	107,386,154	38,457,505	(4,040,007)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Fundamental Index ETFs
Financial Notes (continued)

5. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of February 28, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental International Equity ETF
Futures Contracts[1]	$1,713,370	$1,713,370
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	441,717	441,717
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	51,563	51,563

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	($24,344 )	($24,344 )
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	(715,519)	(715,519)
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(486,092)	(486,092)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

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Schwab Fundamental Index ETFs
Financial Notes (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$192,463	$192,463
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	4,430,637	4,430,637
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	2,393,729	2,393,729
Schwab Fundamental International Equity ETF
Futures Contracts[1]	67,876	67,876
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	(795,038)	(795,038)
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	952,198	952,198

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	($36,816 )	($36,816 )
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	(1,151,732)	(1,151,732)
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(634,115)	(634,115)
Schwab Fundamental International Equity ETF
Futures Contracts[1]	2,473	2,473
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	110,901	110,901
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	(162,296)	(162,296)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 28, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market ETF	$1,100,575	4
Schwab Fundamental U.S. Large Company ETF	25,607,237	91
Schwab Fundamental U.S. Small Company ETF	14,484,300	133
Schwab Fundamental International Equity ETF	74,918,884	636
Schwab Fundamental International Small Equity ETF	20,148,044	171
Schwab Fundamental Emerging Markets Equity ETF	32,705,240	602
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Schwab Fundamental Index ETFs
Financial Notes (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$97,107,485	$87,303,237
Schwab Fundamental U.S. Large Company ETF	1,655,967,647	1,583,439,700
Schwab Fundamental U.S. Small Company ETF	2,535,644,472	2,293,212,384
Schwab Fundamental International Equity ETF	2,051,874,326	1,589,851,366
Schwab Fundamental International Small Equity ETF	1,093,424,957	1,061,467,668
Schwab Fundamental Emerging Markets Equity ETF	1,504,718,428	1,202,513,327

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, generally have no effect on net asset value per share. When variable charges for the Schwab Fundamental Emerging Markets Equity ETF in prior periods were larger than other funds they were disclosed in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$141,003,591	$39,561,831
Schwab Fundamental U.S. Large Company ETF	2,520,417,115	1,133,116,548
Schwab Fundamental U.S. Small Company ETF	1,945,827,892	1,271,932,138
Schwab Fundamental International Equity ETF	890,645,353	123,194,610
Schwab Fundamental International Small Equity ETF	52,131,078	289,752,815
Schwab Fundamental Emerging Markets Equity ETF	23,000,758	—
For the period ended February 28, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2025, are disclosed in the funds’ Statements of Operations, if any.

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Schwab Fundamental Index ETFs
Financial Notes (continued)

 9. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market ETF	$676,138,261	$272,793,777	($30,941,935 )	$241,851,842
Schwab Fundamental U.S. Large Company ETF	14,078,344,038	4,784,462,677	(726,063,382)	4,058,399,295
Schwab Fundamental U.S. Small Company ETF	8,003,210,277	1,865,142,385	(774,842,984)	1,090,299,401
Schwab Fundamental International Equity ETF	11,860,544,220	3,237,564,911	(979,985,433)	2,257,579,478
Schwab Fundamental International Small Equity ETF	3,057,241,374	593,216,857	(419,512,908)	173,703,949
Schwab Fundamental Emerging Markets Equity ETF	5,529,392,004	1,627,498,888	(642,896,405)	984,602,483
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Broad Market ETF	$2,499,800	$241,851,842	$—	($24,868,425 )	$219,483,217
Schwab Fundamental U.S. Large Company ETF	53,123,255	4,058,399,295	—	(618,550,750)	3,492,971,800
Schwab Fundamental U.S. Small Company ETF	—	1,090,299,401	—	(1,169,718,909)	(79,419,508)
Schwab Fundamental International Equity ETF	28,921,429	2,257,579,478	26,867	(260,899,045)	2,025,628,729
Schwab Fundamental International Small Equity ETF	13,611,727	173,703,949	47,008	(204,179,600)	(16,816,916)
Schwab Fundamental Emerging Markets Equity ETF	13,400,980	984,602,483	(23,736,147)	(517,440,561)	456,826,755
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market ETF	$24,868,425
Schwab Fundamental U.S. Large Company ETF	618,550,750
Schwab Fundamental U.S. Small Company ETF	1,167,791,899
Schwab Fundamental International Equity ETF	260,899,045
Schwab Fundamental International Small Equity ETF	204,179,600
Schwab Fundamental Emerging Markets Equity ETF	517,440,561
For the fiscal year ended February 28, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab Fundamental U.S. Broad Market ETF	$—
Schwab Fundamental U.S. Large Company ETF	—
Schwab Fundamental U.S. Small Company ETF	—
Schwab Fundamental International Equity ETF	75,021,124
Schwab Fundamental International Small Equity ETF	13,157,938
Schwab Fundamental Emerging Markets Equity ETF	58,922,453
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended February 28, 2025, the Schwab Fundamental U.S. Small Company ETF had late-year ordinary losses deferred of $1,927,010.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Fundamental U.S. Broad Market ETF	$14,326,670	$10,452,300
Schwab Fundamental U.S. Large Company ETF	293,269,930	228,247,615
Schwab Fundamental U.S. Small Company ETF	137,775,070	100,406,860
Schwab Fundamental International Equity ETF	508,351,970	385,557,540
Schwab Fundamental International Small Equity ETF	109,577,490	89,978,610
Schwab Fundamental Emerging Markets Equity ETF	288,706,850	245,342,700
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended February 28, 2025, the funds did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab Fundamental U.S. Broad Market ETF	3-for-1
Schwab Fundamental U.S. Large Company ETF	3-for-1
Schwab Fundamental U.S. Small Company ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF have been retroactively adjusted to reflect the share split in the current and prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market ETF (formerly Schwab Fundamental U.S. Broad Market Index ETF), Schwab Fundamental U.S. Large Company ETF (formerly Schwab Fundamental U.S. Large Company Index ETF), Schwab Fundamental U.S. Small Company ETF (formerly Schwab Fundamental U.S. Small Company Index ETF), Schwab Fundamental International Equity ETF (formerly Schwab Fundamental International Large Company Index ETF), Schwab Fundamental International Small Equity ETF (formerly Schwab Fundamental International Small Company Index ETF), and Schwab Fundamental Emerging Markets Equity ETF (formerly Schwab Fundamental Emerging Markets Large Company Index ETF):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF (the “Funds”), six of the funds constituting Schwab Strategic Trust, as of February 28, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, and the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

MFR79815-11
00312262

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2025